MORGAN STANLEY VARIABLE ANNUITY 3 ASSETMANAGER

NORTHBROOK LIFE INSURANCE COMPANY
300 N. MILWAUKEE AVE.
VERNON HILLS, IL 60061
TELEPHONE NUMBER: 1-800-654-2397                   PROSPECTUS DATED MAY 1, 2002
 -------------------------------------------------------------------------------
Northbrook Life Insurance Company ("Northbrook") is offering the Morgan Stanley Variable Annuity 3 AssetManager, an individual and group flexible premium deferred variable annuity contract ("CONTRACT"). This prospectus contains information about the Contract that you should know before investing. Please keep it for future reference.

The Contract offers 38 investment alternatives ("INVESTMENT ALTERNATIVES"). The investment alternatives include 2 fixed account options ("FIXED ACCOUNT OPTIONS") and 36 variable sub-accounts ("VARIABLE SUB-ACCOUNTS") of the Northbrook Variable Annuity Account II ("VARIABLE ACCOUNT"). Each Variable Sub-Account invests exclusively in shares of portfolios ("PORTFOLIOS") of the following mutual funds ("FUNDS"):

MORGAN STANLEY VARIABLE INVESTMENT    AIM VARIABLE INSURANCE FUNDS (SERIES I)
 SERIES (CLASS Y SHARES)              ALLIANCE VARIABLE PRODUCTS SERIES FUND,
THE UNIVERSAL INSTITUTIONAL FUNDS,     INC. (CLASS B SHARES)
 INC.                                 LSA VARIABLE SERIES TRUST
VAN KAMPEN LIFE INVESTMENT TRUST      PUTNAM VARIABLE TRUST (CLASS IB SHARES)


WE (Northbrook) have filed a Statement of Additional Information, dated May 1, 2002, with the Securities and Exchange Commission ("SEC"). It contains more information about the Contract and is incorporated herein by reference, which means that it is legally a part of this prospectus. Its table of contents appears on page 54 of this prospectus. For a free copy, please write or call us at the address or telephone number above, or go to the SEC's Web site (http://www.sec.gov). You can find other information and documents about us, including documents that are legally a part of this prospectus, at the SEC's Web site.


                    THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR
                    DISAPPROVED THE SECURITIES DESCRIBED IN THIS PROSPECTUS,
    IMPORTANT       NOR HAS IT PASSED UPON THE ACCURACY OR ADEQUACY OF THIS
                    PROSPECTUS. ANYONE WHO TELLS YOU OTHERWISE IS COMMITTING A
     NOTICES        FEDERAL CRIME.

                    INVESTMENT IN THE CONTRACTS INVOLVES INVESTMENT RISKS,
                    INCLUDING POSSIBLE LOSS OF PRINCIPAL.

                                  1 PROSPECTUS

TABLE OF CONTENTS
--------------------------------------------------------------------------------


                                                                       PAGE

--------------------------------------------------------------------------------
  Overview
--------------------------------------------------------------------------------
  Important Terms                                                        3
--------------------------------------------------------------------------------
  The Contract at a Glance                                               4
--------------------------------------------------------------------------------
  How the Contract Works                                                 6
--------------------------------------------------------------------------------
  Expense Table                                                          7
--------------------------------------------------------------------------------
  Financial Information                                                 12
--------------------------------------------------------------------------------
CONTRACT FEATURES
--------------------------------------------------------------------------------
  The Contract                                                          12
--------------------------------------------------------------------------------
  Purchases                                                             13
--------------------------------------------------------------------------------
  Contract Value                                                        14
--------------------------------------------------------------------------------
  Investment Alternatives                                               15
--------------------------------------------------------------------------------
     The Variable Sub-Accounts                                          15
--------------------------------------------------------------------------------
     The Fixed Account Options                                          16
--------------------------------------------------------------------------------
     Transfers                                                          17
--------------------------------------------------------------------------------
  Expenses                                                              19
--------------------------------------------------------------------------------

                                                                       PAGE

--------------------------------------------------------------------------------
  Access To Your Money                                                  20
--------------------------------------------------------------------------------
  Income Payments                                                       21
--------------------------------------------------------------------------------
  Death Benefits                                                        24
--------------------------------------------------------------------------------
OTHER INFORMATION
--------------------------------------------------------------------------------
  More Information:                                                     28
--------------------------------------------------------------------------------
     Northbrook                                                         28
--------------------------------------------------------------------------------
     The Variable Account                                               28
--------------------------------------------------------------------------------
     The Portfolios                                                     29
--------------------------------------------------------------------------------
     The Contract                                                       29
--------------------------------------------------------------------------------
     Qualified Plans                                                    30
--------------------------------------------------------------------------------
     Legal Matters                                                      30
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  Taxes                                                                 31
--------------------------------------------------------------------------------
  Performance Information                                               36
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APPENDIX A--CALCULATION OF ENHANCED EARNINGS DEATH BENEFIT PLUS         37
--------------------------------------------------------------------------------
APPENDIX B - ACCUMULATION UNIT VALUES                                   39
--------------------------------------------------------------------------------
STATEMENT OF ADDITIONAL INFORMATION TABLE OF CONTENTS                   54
--------------------------------------------------------------------------------


                                 2 PROSPECTUS

IMPORTANT TERMS
--------------------------------------------------------------------------------

This prospectus uses a number of important terms that you may not be familiar with. The index below identifies the page that describes each term. The first use of each term in this prospectus appears in highlights.


                                                                            PAGE

--------------------------------------------------------------------------------
Accumulation Phase                                                             6
--------------------------------------------------------------------------------
Accumulation Unit                                                             12
--------------------------------------------------------------------------------
Accumulation Unit Value                                                       12
--------------------------------------------------------------------------------
Annuitant                                                                     12
--------------------------------------------------------------------------------
Automatic Additions Program                                                   13
--------------------------------------------------------------------------------
Automatic Portfolio Rebalancing Program                                       18
--------------------------------------------------------------------------------
Beneficiary                                                                   12
--------------------------------------------------------------------------------
Cancellation Period                                                           14
--------------------------------------------------------------------------------
*Contract                                                                     29
--------------------------------------------------------------------------------
Contract Anniversary                                                           5
--------------------------------------------------------------------------------
Contract Owner ("You")                                                         6
--------------------------------------------------------------------------------
Contract Value                                                                 5
--------------------------------------------------------------------------------
Contract Year                                                                  4
--------------------------------------------------------------------------------
Death Benefit Anniversary                                                     24
--------------------------------------------------------------------------------
Death Benefit Combination Option                                              25
--------------------------------------------------------------------------------
Dollar Cost Averaging Fixed Account Options                                   16
--------------------------------------------------------------------------------
Dollar Cost Averaging Program                                                 18
--------------------------------------------------------------------------------
Due Proof of Death                                                            24
--------------------------------------------------------------------------------
Fixed Account Options                                                         16
--------------------------------------------------------------------------------
Enhanced Earnings Death Benefit Plus Option                                   26
--------------------------------------------------------------------------------
Free Withdrawal Amount                                                        19
--------------------------------------------------------------------------------

                                                                            PAGE
--------------------------------------------------------------------------------
Funds                                                                          1
--------------------------------------------------------------------------------
Income and Death Benefit Combination Option 2                                 25
--------------------------------------------------------------------------------
Income Benefit Combination Option 2                                           23
--------------------------------------------------------------------------------
Income Plans                                                                  21
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Investment Alternatives                                                       15
--------------------------------------------------------------------------------
Issue Date                                                                     6
--------------------------------------------------------------------------------
Northbrook ("We")                                                             28
--------------------------------------------------------------------------------
Payout Phase                                                                   6
--------------------------------------------------------------------------------
Payout Start Date                                                             21
--------------------------------------------------------------------------------
Performance Death Benefit Option                                              25
--------------------------------------------------------------------------------
Portfolios                                                                    29
--------------------------------------------------------------------------------
Qualified Contracts                                                           33
--------------------------------------------------------------------------------
Right to Cancel                                                               14
--------------------------------------------------------------------------------
SEC                                                                            1
--------------------------------------------------------------------------------
Settlement Value                                                              26
--------------------------------------------------------------------------------
Systematic Withdrawal Program                                                 21
--------------------------------------------------------------------------------
Valuation Date                                                                14
--------------------------------------------------------------------------------
Variable Account                                                              28
--------------------------------------------------------------------------------
Variable Sub-Account                                                          15
--------------------------------------------------------------------------------
  *In certain states the Contract is available only as a group Contract. In these states, we will issue you a certificate that represents your ownership and that summarizes the provisions of the group Contract. References to "Contract" in this prospectus include certificates, unless the context requires otherwise.


                                  3 PROSPECTUS

THE CONTRACT AT A GLANCE
--------------------------------------------------------------------------------

The following is a snapshot of the Contract. Please read the remainder of this prospectus for more information.


FLEXIBLE PAYMENTS       You can purchase a Contract with an initial purchase
                        payment of $10,000 or more. You can add to your
                        Contract as often and as much as you like, but each
                        payment must be at least $100. You must maintain a
                        minimum account size of $1000.
-------------------------------------------------------------------------------
RIGHT TO CANCEL         You may cancel your Contract within 20 days of receipt
                        or any longer period as your state may require
                        ("CANCELLATION PERIOD"). Upon cancellation, we will
                        return your purchase payments adjusted, to the extent
                        applicable law permits, to reflect the investment
                        experience of any amounts allocated to the Variable
                        Account including the deduction of mortality and
                        expense risk charges and administrative expense
                        charges.
-------------------------------------------------------------------------------
EXPENSES                You will bear the following expenses:

                        .Total Variable Account annual fees equal to 1.45% of
                          average daily net assets (1.58% if you select the PERFORMANCE DEATH BENEFIT OPTION, 1.69% if you select the DEATH BENEFIT COMBINATION OPTION, 1.75% if you select the INCOME BENEFIT COMBINATION OPTION 2 and
                          1.95% if you select the INCOME AND DEATH BENEFIT
                          COMBINATION OPTION 2

                        .If you select the Enhanced Earnings Death Benefit
                          Plus Option (available on or about June 1, 2002), you would pay an additional mortality and expense risk charge of 0.15%, 0.25% or 0.35% (depending on the age of the oldest Contract owner (or Annuitant, if the Contract owner is a non-natural person) on the date we receive the completed application or written request to add the Option, whichever is later ("Rider
                          Application Date")

                        .Annual contract maintenance charge of $35(waived in
                          certain cases)

                        .Withdrawal charges not to exceed 1% of purchase
                          payment(s) withdrawn (with certain exceptions)

                        .Transfer fee of $10 after 12th transfer in any
                          CONTRACT YEAR (fee currently waived)

                        .State premium tax (if your state imposes one)

                        In addition, each Portfolio pays expenses that you will
                        bear indirectly if you invest in a Variable
                        Sub-Account.
-------------------------------------------------------------------------------
INVESTMENT              The Contract offers 38 investment alternatives
ALTERNATIVES            including:

                        .2 Fixed Account Options (which credit interest at
                          rates we guarantee)

                        .36 Variable Sub-Accounts investing in Portfolios
                          offering professional money management by these investment advisers:

                          . Morgan Stanley Investment Advisors Inc.

                          . Morgan Stanley Investment Management Inc.

                          . Morgan Stanley Investments, L.P.

                          . Van Kampen Asset Management Inc.

                          . A I M Advisors, Inc.

                          . Alliance Capital Management, L.P.

                          . LSA Asset Management LLC

                          . Putnam Investment Management, Inc.

                        To find out current rates being paid on the Fixed
                        Account Options, or to find out how the Variable
                        Sub-Accounts have performed, call us at 1-800-654-2397.
-------------------------------------------------------------------------------
                                  4 PROSPECTUS



SPECIAL SERVICES        For your convenience, we offer these special services:

                        . AUTOMATIC ADDITIONS PROGRAM

                        . AUTOMATIC PORTFOLIO REBALANCING PROGRAM

                        . DOLLAR COST AVERAGING PROGRAM

                        . SYSTEMATIC WITHDRAWAL PROGRAM
-------------------------------------------------------------------------------
INCOME PAYMENTS         You can choose fixed income payments, variable income
                        payments, or a combination of the two. You can receive
                        your income payments in one of the following ways:

                        . life income with payments guaranteed for 10 years

                        . joint and survivor life income

                        . guaranteed payments for a specified period
-------------------------------------------------------------------------------
DEATH BENEFITS          If you or the ANNUITANT dies before the PAYOUT START
                        DATE, we will pay the death benefit described in the
                        Contract. We also offer 3 Death Benefit Options.
-------------------------------------------------------------------------------
TRANSFERS               Before the Payout Start Date, you may transfer your
                        Contract value ("CONTRACT VALUE") among the investment
                        alternatives, with certain restrictions. Transfers must
                        be at least $100 or the total amount in the investment
                        alternative, whichever is less.

                        We do not currently impose a fee upon transfers.
                        However, we reserve the right to charge $10 per
                        transfer after the 12th transfer in each Contract Year,
                        which we measure from the date we issue your contract
                        or a Contract anniversary ("CONTRACT ANNIVERSARY").
-------------------------------------------------------------------------------
WITHDRAWALS             You may withdraw some or all of your Contract Value at
                        anytime during the Accumulation Phase and under limited
                        circumstances during the Payout Phase. In general, you
                        must withdraw at least $100 at a time or the total
                        amount in the investment alternative, if less.
                        Withdrawal of earnings are taxed as ordinary income
                        and, if taken prior to age 591/2, may be subject to an
                        additional 10% federal tax penalty.  A withdrawal
                        charge also may apply.
-------------------------------------------------------------------------------



                                  5 PROSPECTUS

HOW THE CONTRACT WORKS
--------------------------------------------------------------------------------

The Contract basically works in two ways.

First, the Contract can help you (we assume you are the "CONTRACT OWNER") save for retirement because you can invest in up to 38 investment alternatives and generally pay no federal income taxes on any earnings until you withdraw them. You do this during what we call the "ACCUMULATION PHASE" of the Contract. The Accumulation Phase begins on the date we issue your Contract (we call that date the "ISSUE DATE") and continues until the Payout Start Date, which is the date we apply your money to provide income payments. During the Accumulation Phase, you may allocate your purchase payments to any combination of the Variable Sub-Accounts and/or the Fixed Account Options. If you invest in the Fixed Account Options, you will earn a fixed rate of interest that we declare periodically. If you invest in any of the Variable Sub-Accounts, your investment return will vary up or down depending on the performance of the corresponding Portfolios.

Second, the Contract can help you plan for retirement because you can use it to receive retirement income for life and/ or for a pre-set number of years, by selecting one of the income payment options (we call these "INCOME PLANS") described on page 21. You receive income payments during what we call the "PAYOUT PHASE" of the Contract, which begins on the Payout Start Date and continues until we make the last payment required by the Income Plan you select. During the Payout Phase, if you select a fixed income payment option, we guarantee the amount of your payments, which will remain fixed. If you select a variable income payment option, based on one or more of the Variable Sub-Accounts, the amount of your payments will vary up or down depending on the performance of the corresponding Portfolios. The amount of money you accumulate under your Contract during the Accumulation Phase and apply to an Income Plan will determine the amount of your income payments during the Payout Phase.

The timeline below illustrates how you might use your Contract.


    ISSUE          ACCUMULATION PHASE                 PAYOUT             PAYOUT
    DATE                                              START              PHASE
                                                      DATE
   ------------------------------------------------------------------------------------------------------
   You buy        You save for retirement              You elect to    You can receive   Or you can
   a                                                   receive         income payments   receive income
   Contract                                            income          for a set         payments for life
                                                       payments or     period
                                                       receive a
                                                       lump sum
                                                       payment

As the Contract owner, you exercise all of the rights and privileges provided by the Contract. If you die, any surviving Contract owner or, if there is none, the BENEFICIARY will exercise the rights and privileges provided by the Contract. See "The Contract." In addition, if you die before the Payout Start Date, we will pay a death benefit to any surviving Contract owner, or if there is none, to your Beneficiary. See "Death Benefits."

Please call us at 1-800-654-2397 if you have any question about how the Contract works.

                                  6 PROSPECTUS

EXPENSE TABLE
--------------------------------------------------------------------------------

The table below lists the expenses that you will bear directly or indirectly when you buy a Contract. The table and the examples that follow do not reflect premium taxes that may be imposed by the state where you reside. For more information about Variable Account expenses, see "Expenses," below. For more information about Portfolio management fees, please refer to the accompanying prospectuses for the Funds.


CONTRACT OWNER TRANSACTION EXPENSES
Withdrawal Charge (as a percentage of purchase payments withdrawn)*

Number of Complete Years Since We Received the Purchase Payment     0      1
Being Withdrawn
-------------------------------------------------------------------------------
Applicable Charge                                                   1%     0%
-------------------------------------------------------------------------------
Annual Contract Maintenance Charge                                  $35.00**
-------------------------------------------------------------------------------
Transfer Fee                                                         $10***
-------------------------------------------------------------------------------

  *Each Contract Year, you may withdraw up to 15% of the aggregate amount of your purchase payments as of the beginning of the Contract Year without incurring a withdrawal charge.

  ** We will waive this charge in certain cases. See "Expenses."

  *** Applies solely to the thirteenth and subsequent transfers within a Contract Year excluding transfers due to dollar cost averaging and automatic portfolio rebalancing. We are currently waiving the transfer fee.


VARIABLE ACCOUNT ANNUAL EXPENSES
(AS A PERCENTAGE OF AVERAGE DAILY NET ASSET VALUE
DEDUCTED FROM EACH VARIABLE SUB-ACCOUNT)


                                                                                                                     With the
                                                With the                                        With the              Income
                                              Performance               With the                 Income             and Death
                                                 Death                   Death                  Benefit              Benefit
                               Base             Benefit           Benefit Combination         Combination          Combination
                             Contract            Option                  Option                 Option 2            Option 2**
-----------------------------------------------------------------------------------------------------------------------------------
Mortality and Expense          1.35%             1.48%                   1.59%                   1.65%                1.85%
Risk Charge
-----------------------------------------------------------------------------------------------------------------------------------
Administrative Expense         0.10%             0.10%                   0.10%                   0.10%                0.10%
Charge
-----------------------------------------------------------------------------------------------------------------------------------
Total Variable Account         1.45%             1.58%                   1.69%                   1.75%                1.95%
Annual Expense
-----------------------------------------------------------------------------------------------------------------------------------
  If the Enhanced Earnings Death Benefit Plus Option is elected with the Base Contract or with one of the Options listed above
                                 (assuming age is between 66 and 75 on Rider Application Date)*
-----------------------------------------------------------------------------------------------------------------------------------
Mortality and Expense          1.70%             1.83%                   1.94%                   2.00%                2.20%
Risk Charge
-----------------------------------------------------------------------------------------------------------------------------------
Administrative Expense         0.10%             0.10%                   0.10%                   0.10%                0.10%
Charge
-----------------------------------------------------------------------------------------------------------------------------------
Total Variable Account         1.80%             1.93%                   2.04%                   2.10%                2.30%
Annual Expense
-----------------------------------------------------------------------------------------------------------------------------------


          *The mortality and expense risk charge shown for the Enhanced Earnings Death Benefit Plus Option (available on or about June 1, 2002) reflects a charge of 0.35% for the Option, assuming the age of the oldest Owner (or Annuitant if the Contract owner is a non-natural person) is between 66 and 75 on the Rider Application Date. If the age of the oldest Owner (or Annuitant if the Contract owner is a non-natural person) is between 56 and 65 on the Rider Application Date, the charge for the Option is 0.25%. If the age of the oldest Owner (or Annuitant if the Contract owner is a non-natural person) is 55 or younger on the Rider Application Date, the charge for the Option is 0.15%.

         **For Contracts issued in the state of Washington, this Rider is replaced by the Income and Performance Death Benefit Option. This Option is available on or about July 1, 2002 and carries a mortality and expense risk charge of 1.78%.

                                  7 PROSPECTUS

PORTFOLIO ANNUAL EXPENSE (After Voluntary Reductions and Reimbursements for certain Portfolios) (as a percentage of Portfolio average daily net assets)(1)

                                                                                               Total
                                                                                             Portfolio
                                                          Management  Rule 12b-1   Other      Annual
Portfolio                                                    Fees        Fees     Expenses   Expenses
-------------------------------------------------------------------------------------------------------
MORGAN STANLEY VARIABLE INVESTMENT SERIES (CLASS Y)
-------------------------------------------------------------------------------------------------------
Aggressive Equity Portfolio                                 0.75%       0.25%      0.09%       1.09%
-------------------------------------------------------------------------------------------------------
Capital Growth Portfolio                                    0.65%       0.25%      0.05%       0.95%
-------------------------------------------------------------------------------------------------------
Competitive Edge Portfolio                                  0.65%       0.25%      0.10%       1.00%
-------------------------------------------------------------------------------------------------------
Dividend Growth Portfolio                                   0.54%       0.25%      0.01%       0.80%
-------------------------------------------------------------------------------------------------------
Equity Portfolio                                            0.49%       0.25%      0.02%       0.76%
-------------------------------------------------------------------------------------------------------
European Growth Portfolio                                   0.95%       0.25%      0.07%       1.27%
-------------------------------------------------------------------------------------------------------
Global Dividend Growth Portfolio                            0.75%       0.25%      0.05%       1.05%
-------------------------------------------------------------------------------------------------------
High Yield Portfolio                                        0.50%       0.25%      0.09%       0.84%
-------------------------------------------------------------------------------------------------------
Income Builder Portfolio                                    0.75%       0.25%      0.06%       1.06%
-------------------------------------------------------------------------------------------------------
Information Portfolio (2)                                   0.75%       0.25%      0.87%       1.87%
-------------------------------------------------------------------------------------------------------
Limited Duration Portfolio (3)                              0.45%       0.25%      0.20%       0.90%
-------------------------------------------------------------------------------------------------------
Money Market Portfolio                                      0.50%       0.25%      0.01%       0.76%
-------------------------------------------------------------------------------------------------------
Pacific Growth Portfolio                                    0.95%       0.25%      0.78%       1.98%
-------------------------------------------------------------------------------------------------------
Quality Income Plus Portfolio                               0.50%       0.25%      0.03%       0.78%
-------------------------------------------------------------------------------------------------------
S&P 500 Index Portfolio                                     0.40%       0.25%      0.06%       0.71%
-------------------------------------------------------------------------------------------------------
Strategist Portfolio                                        0.50%       0.25%      0.02%       0.77%
-------------------------------------------------------------------------------------------------------
Utilities Portfolio                                         0.65%       0.25%      0.02%       0.92%
-------------------------------------------------------------------------------------------------------
THE UNIVERSAL INSTITUTIONAL FUNDS, INC.
-------------------------------------------------------------------------------------------------------
Morgan Stanley UIF Emerging Markets Equity Portfolio (4)    1.25%        N/A       0.87%       2.12%
-------------------------------------------------------------------------------------------------------
Morgan Stanley UIF Equity Growth Portfolio (4)              0.55%        N/A       0.36%       0.91%
-------------------------------------------------------------------------------------------------------
Morgan Stanley UIF International Magnum Portfolio (4)       0.80%        N/A       0.54%       1.34%
-------------------------------------------------------------------------------------------------------
Morgan Stanley UIF Mid Cap Growth Portfolio (4)             0.75%        N/A       0.64%       1.39%
-------------------------------------------------------------------------------------------------------
Morgan Stanley UIF Mid Cap Value Portfolio (4)              0.75%        N/A       0.35%       1.10%
-------------------------------------------------------------------------------------------------------
Morgan Stanley UIF U.S. Real Estate Portfolio (4)           0.80%        N/A       0.35%       1.15%
-------------------------------------------------------------------------------------------------------
VAN KAMPEN LIFE INVESTMENT TRUST (CLASS I)
-------------------------------------------------------------------------------------------------------
Van Kampen LIT Comstock Portfolio                           0.60%        N/A       0.21%       0.81%
-------------------------------------------------------------------------------------------------------
Van Kampen LIT Emerging Growth Portfolio                    0.70%        N/A       0.06%       0.76%
-------------------------------------------------------------------------------------------------------
AIM VARIABLE INSURANCE FUNDS (SERIES I)
-------------------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation Fund                          0.61%        N/A       0.24%       0.85%
-------------------------------------------------------------------------------------------------------
AIM V.I. Growth Fund                                        0.62%        N/A       0.26%       0.88%
-------------------------------------------------------------------------------------------------------
AIM V.I. Premier Equity Fund (5)                            0.60%        N/A       0.25%       0.85%
-------------------------------------------------------------------------------------------------------
ALLIANCE VARIABLE PRODUCTS SERIES FUND (CLASS B SHARES)
-------------------------------------------------------------------------------------------------------
Alliance Growth Portfolio                                   0.75%       0.25%      0.11%       1.11%
-------------------------------------------------------------------------------------------------------
Alliance Growth and Income Portfolio                        0.63%       0.25%      0.04%       0.92%
-------------------------------------------------------------------------------------------------------
Alliance Premier Growth Portfolio                           1.00%       0.25%      0.04%       1.29%
-------------------------------------------------------------------------------------------------------
LSA VARIABLE SERIES TRUST
-------------------------------------------------------------------------------------------------------
LSA Aggressive Growth Fund (6)                              0.95%        N/A       0.30%       1.25%
-------------------------------------------------------------------------------------------------------
PUTNAM VARIABLE TRUST (CLASS IB SHARES)
-------------------------------------------------------------------------------------------------------
Putnam VT Growth and Income Fund (7)                        0.46%       0.25%      0.05%       0.76%
-------------------------------------------------------------------------------------------------------
Putnam VT International Growth Fund (7)                     0.76%       0.25%      0.18%       1.19%
-------------------------------------------------------------------------------------------------------
Putnam VT Small Cap Value Fund (7)                          0.80%       0.25%      0.14%       1.19%
-------------------------------------------------------------------------------------------------------
Putnam VT Voyager Fund (7)                                  0.53%       0.25%      0.04%       0.82%
-------------------------------------------------------------------------------------------------------


1. Figures shown in the Table are for the year ended December 31, 2001 (except as otherwise noted).

                                  8 PROSPECTUS

 2. The Investment Manager had agreed to assume all operating expenses (except for 12b-1 fees) and to waive the compensation provided for in its Investment


Management Agreement until such time as the Portfolio had $50 million of net assets or December 31, 2001, whichever occurred first. With these assumptions and expense waivers in effect, "Management Fees", "Rule 12b-1 Fees", "Other Expenses" and "Total Portfolio Annual Expenses" were 0.00%, 0.25%, 0.00% and 0.25%, respectively. The Investment Manager will not continue these expense waivers in 2002. Therefore, expenses in the above Table are estimated for 2002.

3. Effective May 1, 2002, the Short-Term Bond Portfolio changed its name to the Limited Duration Portfolio. For the period June 1, 2001 through December 31, 2001, the Investment Manager had agreed to waive its fee and reimburse operating expenses (except for 12b-1 fees) to the extent they exceeded 0.50% of daily net assets. With these expense waivers and reimbursements in effect, "Management Fees", "Rule 12b-1 Fees", "Other Expenses" and "Total Portfolio Annual Expenses" were 0.41%, 0.25%, 0.20% and 0.86%, respectively. "Other Expenses" do not
include the effect of an expense offset of 0.06%.   The Investment Manager will
not continue these expense waivers in 2002. Therefore, expenses in the above Table are estimated for 2002.

4. "Total Portfolio Annual Expenses" listed in the table above reflect gross ratios prior to any voluntary waivers/ reimbursements of expenses by the adviser. For the year ended December 31, 2001, the management fee was reduced to reflect the voluntary waiver of a portion or all of the management fee and the reimbursement by the Portfolios' adviser to the extent "Total Portfolio Annual Expenses" exceed the following percentages: Emerging Markets Equity Portfolio 1.75%; Equity Growth Portfolio 0.85%; International Magnum Portfolio 1.15%; Mid Cap Growth Portfolio 1.05%; Mid Cap Value Portfolio 1.05%; U.S. Real Estate Portfolio 1.10%. The adviser may terminate this voluntary waiver at any time at its sole discretion. After such reductions, the "Management Fees", "Rule 12b-1 Fees", "Other Expenses" and "Total Portfolio Annual Expenses" were as follows:


                                                                      Total
                             Management     Rule12b-1    Other        Portfolio
Portfolio                          Fees       Fees       Expenses     Annual
                                                                      Expenses
-------------------------------------------------------------------------------
Morgan Stanley UIF
Emerging Markets Equity            0.98%       N/A        0.87%        1.85%
Portfolio
-------------------------------------------------------------------------------
Morgan Stanley UIF Equity          0.49%       N/A        0.36%        0.85%
Growth Portfolio
-------------------------------------------------------------------------------
Morgan Stanley UIF
International Magnum               0.62%       N/A        0.54%        1.16%
Portfolio
-------------------------------------------------------------------------------
Morgan Stanley UIF Mid Cap         0.41%       N/A        0.64%        1.05%
Growth Portfolio
-------------------------------------------------------------------------------
Morgan Stanley UIF Mid Cap         0.70%       N/A        0.35%        1.05%
Value Portfolio
-------------------------------------------------------------------------------
Morgan Stanley UIF U.S.            0.75%       N/A        0.35%        1.10%
Real Estate Portfolio
-------------------------------------------------------------------------------

Additionally, in determining the actual amount of voluntary management fee waiver and/or expense reimbursement for a Portfolio, if any, the adviser excludes from total annual operating expenses certain investment related expenses, such as foreign country tax expense and interest expense on borrowing. Included in "Other Expenses" of the Emerging Markets Equity Portfolio and International Magnum Portfolio are 0.10% and 0.01% of such investment related expenses, respectively.

5. Effective May 1, 2002, the AIM V.I. Value Fund changed its name to the AIM V.I. Premier Equity Fund.

6. Figures shown are based on estimates for the current fiscal year. Under an expense limitation agreement ("Agreement"), the manager has agreed to reduce its fees or reimburse the Portfolio for expenses incurred above certain limits.
 Currently, this limit is set so that the Portfolio will not incur expenses (including interest, taxes, brokerage commissions and extraordinary expenses) that exceed the amount of its management fee plus 0.30% of its average daily net assets. Without these fee reductions or expense reimbursements, "Other Expenses" and "Total Portfolio Annual Expenses" for 2002 are expected to be
7.65% and 8.60%.   These reductions and reimbursements will remain in effect
until at least April 30, 2003. Under certain circumstances, the Agreement provides that, commencing June 1, 2002 and continuing for three years thereafter, the manager may recoup a certain amount of its fee reductions and reimbursements. The total amount of reimbursement, if any, paid in any year to the manager may not, however, cause "Total Portfolio Annual Expenses" to exceed the percentages listed in the table.

7. "Rule 12b-1 Fees" are restated to reflect an increase in Rule 12b-1 Fees effective April 30, 2001. Actual Rule 12b-1 Fees during the most recent fiscal year were 0.22%. See the Funds' prospectus for more information about Rule 12b-1 Fees payable under the Funds' distribution plan.


                                  9 PROSPECTUS

EXAMPLE
The example below shows the dollar amount of expenses that you would bear directly or indirectly if you:

.. invested $1,000 in a Variable Sub-Account,

.. earned a 5% annual return on your investment,

.. surrendered your Contract or you began receiving income payments for a specified period of less than 120 months at the end of each time period, and

.. elected the Income and Death Benefit Combination Option 2.

.. elected the Enhanced Earnings Death Benefit Plus Option assuming the age of oldest Contract owner (or Annuitant, if the Contract owner is a non-natural person) is between 66 and 75 on the Rider Application Date.

The example does not include any taxes or tax penalties You may be required to pay if you surrender your Contract.


Variable Sub-Account                          1 Year  3 Years 5 Years  10 Years
-------------------------------------------------------------------------------
MORGAN STANLEY VARIABLE INVESTMENT SERIES
(CLASS Y)
-------------------------------------------------------------------------------
Aggressive Equity                              $36     $108    $183     $379
-------------------------------------------------------------------------------
Capital Growth                                 $34     $104    $176     $366
-------------------------------------------------------------------------------
Competitive Edge                               $35     $105    $178     $370
-------------------------------------------------------------------------------
Dividend Growth                                $33      $99    $168     $352
-------------------------------------------------------------------------------
Equity                                         $32      $98    $166     $348
-------------------------------------------------------------------------------
European Growth                                $37     $113    $191     $395
-------------------------------------------------------------------------------
Global Dividend Growth                         $35     $107    $181     $375
-------------------------------------------------------------------------------
High Yield                                     $33     $101    $170     $355
-------------------------------------------------------------------------------
Income Builder                                 $35     $107    $181     $376
-------------------------------------------------------------------------------
Information                                    $44     $131    $220     $448
-------------------------------------------------------------------------------
Limited Duration                               $34     $102    $173     $361
-------------------------------------------------------------------------------
Money Market                                   $32      $98    $166     $348
-------------------------------------------------------------------------------
Pacific Growth                                 $45     $135    $226     $457
-------------------------------------------------------------------------------
Quality Income Plus                            $32      $99    $167     $350
-------------------------------------------------------------------------------
S&P 500 Index                                  $32      $97    $164     $343
-------------------------------------------------------------------------------
Strategist                                     $32      $98    $167     $349
-------------------------------------------------------------------------------
Utilities                                      $34     $103    $174     $363
-------------------------------------------------------------------------------
THE UNIVERSAL INSTITUTIONAL FUNDS, INC.
-------------------------------------------------------------------------------
Morgan Stanley UIF Emerging Markets Equity     $46     $139    $232     $469
-------------------------------------------------------------------------------
Morgan Stanley UIF Equity Growth               $34     $103    $174     $362
-------------------------------------------------------------------------------
Morgan Stanley UIF International Magnum        $38     $116    $195     $401
-------------------------------------------------------------------------------
Morgan Stanley UIF Mid Cap Growth              $39     $117    $197     $406
-------------------------------------------------------------------------------
Morgan Stanley UIF Mid Cap Value               $36     $108    $183     $380
-------------------------------------------------------------------------------
Morgan Stanley UIF U.S. Real Estate            $36     $110    $186     $384
-------------------------------------------------------------------------------
VAN KAMPEN LIFE INVESTMENT TRUST (CLASS I)
-------------------------------------------------------------------------------
Van Kampen LIT Comstock                        $33     $100    $169     $353
-------------------------------------------------------------------------------
Van Kampen LIT Emerging Growth                 $32      $98    $166     $348
-------------------------------------------------------------------------------
AIM VARIABLE INSURANCE FUNDS (SERIES I)
-------------------------------------------------------------------------------
AIM V.I. Capital Appreciation                  $33     $101    $171     $356
-------------------------------------------------------------------------------
AIM V.I. Growth                                $33     $102    $172     $359
-------------------------------------------------------------------------------
AIM V.I. Premier Equity                        $33     $101    $171     $356
-------------------------------------------------------------------------------
ALLIANCE VARIABLE PRODUCTS SERIES FUND
(CLASS B SHARES)
-------------------------------------------------------------------------------
Alliance Growth                                $36     $109    $184     $381
-------------------------------------------------------------------------------
Alliance Growth and Income                     $34     $103    $174     $363
-------------------------------------------------------------------------------
Alliance Premier Growth                        $38     $114    $192     $397
-------------------------------------------------------------------------------
LSA VARIABLE SERIES TRUST
-------------------------------------------------------------------------------
LSA Aggressive Growth                          $37     $113    $191     $393
-------------------------------------------------------------------------------

                                 10 PROSPECTUS



Variable Sub-Account                          1 Year  3 Years 5 Years  10 Years
PUTNAM VARIABLE TRUST (CLASS IB SHARES)
-------------------------------------------------------------------------------
Putnam VT Growth and Income                    $32      $98    $166     $348
-------------------------------------------------------------------------------
Putnam VT International Growth                 $37     $111    $188     $388
-------------------------------------------------------------------------------
Putnam VT Small Cap Value                      $37     $111    $188     $388
-------------------------------------------------------------------------------
Putnam VT Voyager                              $33     $100    $169     $354
-------------------------------------------------------------------------------



PLEASE REMEMBER THAT YOU ARE LOOKING AT EXAMPLES AND NOT A REPRESENTATION OF PAST OR FUTURE EXPENSES. THE EXAMPLES ARE BASED ON THE EXPENSES SHOWN IN THE PORTFOLIO ANNUAL EXPENSES TABLE, WHICH REFLECTS CERTAIN WAIVER AND REIMBURSEMENT ARRANGEMENTS AS EXPLAINED IN THE FOOTNOTES TO THE TABLE. THE EXAMPLES ASSUME THOSE ARRANGEMENTS REMAIN IN EFFECT FOR THE PERIODS PRESENTED. YOUR ACTUAL EXPENSES MAY BE LOWER OR GREATER THAN THOSE SHOWN ABOVE. SIMILARLY, YOUR RATE OF RETURN MAY BE LOWER OR GREATER THAN 5%, WHICH IS NOT GUARANTEED. THE ABOVE EXAMPLES ASSUME THE ELECTION OF BOTH THE INCOME AND DEATH BENEFIT COMBINATION OPTION 2 AND THE ENHANCED EARNINGS DEATH BENEFIT PLUS OPTION, WITH A MORTALITY AND EXPENSE RISK CHARGE OF 2.30%. IF THESE OPTIONS WERE NOT ELECTED, THE EXPENSE FIGURES SHOWN ABOVE WOULD BE SLIGHTLY LOWER. TO REFLECT THE CONTRACT MAINTENANCE CHARGE IN THE EXAMPLES, WE ESTIMATED AN EQUIVALENT PERCENTAGE CHARGE, BASED ON AN AVERAGE CONTRACT SIZE OF $45,000.


                                  11 PROSPECTUS

FINANCIAL INFORMATION
--------------------------------------------------------------------------------

To measure the value of your investment in the Variable Sub-Accounts during the Accumulation Phase, we use a unit of measure we call the "ACCUMULATION UNIT." Each Variable Sub-Account has a separate value for its Accumulation Units we call the "ACCUMULATION UNIT VALUE." Accumulation Unit Value is similar to, but not the same as, the share price of a mutual fund.

Attached as Appendix A to this prospectus are tables showing the Accumulation Unit Value of each Variable Sub-Account since the date we first offered the Contracts. No Accumulation Unit Values are shown for Contracts with the Income and Performance Death Benefit Option or the Enhanced Earnings Death Benefit Plus Option because the Options were not available under the Contract as of December 31, 2001. To obtain additional detail on each of the Variable Sub-Account's financial statements, please refer to the Variable Account's financial statements contained in the Statement of Additional Information. The financial statements of Northbrook also appear in the Statement of Additional Information.


THE CONTRACT
--------------------------------------------------------------------------------


CONTRACT OWNER
The Variable Annuity 3 AssetManager is a contract between you, the Contract owner, and Northbrook, a life insurance company. As the Contract owner, you may exercise all of the rights and privileges provided to you by the Contract. That means it is up to you to select or change (to the extent permitted):

.. the investment alternatives during the Accumulation and Payout Phases,

.. the amount and timing of your purchase payments and withdrawals,

.. the programs you want to use to invest or withdraw money,

.. the income payment plan you want to use to receive retirement income,

.. the owner, while the Annuitant is alive,

.. the Annuitant (either yourself or someone else) on whose life the income payments will be based,

.. the Beneficiary or Beneficiaries who will receive the benefits that the Contract provides when the last surviving Contract owner dies, and

.. any other rights that the Contract provides.

If you die, any surviving Contract owner, or, if none, the Beneficiary will exercise the rights and privileges provided to them by the Contract.

The Contract cannot be jointly owned by both a non-natural person and a natural person. If the Contract owner is a Grantor Trust, the Contract owner will be considered a non-living person for purposes of this section and the Death Benefits section. The age of the oldest Contract Owner cannot exceed age 90 as of the date we receive the completed application. Changing ownership of this Contract may cause adverse tax consequences and may not be allowed under qualified plans. Please consult with a competent tax advisor prior to making a request for a change of Contract Owner.

You can use the Contract with or without a qualified plan. A "qualified plan" is a retirement savings plan, such as an IRA or tax-sheltered annuity, that meets the requirements of the Internal Revenue Code. Qualified plans may limit or modify your rights and privileges under the Contract. We use the term "Qualified Contract" to refer to a Contract used with a qualified plan. See "Tax Qualified Contracts" on page 33.


ANNUITANT
The Annuitant is the individual whose life determines the amount and duration of income payments (other than under Income Plans with guaranteed payments for a specified period). The Annuitant must be a natural person. The maximum age of the oldest Annuitant cannot exceed age 90 as of the date we receive the completed application.

You initially designate an Annuitant in your application. If the Contract owner is a natural person, you may change the Annuitant at any time prior to the Payout Start Date. Once we receive your change request, any change will be effective at the time you sign the written notice. We are not liable for any payment we make or other action we take before receiving any written request from you. Before the Payout Start Date, you may designate a joint Annuitant, who is a second person on whose life income payments depend. If the Annuitant dies prior to the Payout Start Date, the new Annuitant will be the youngest Contract owner, otherwise, the youngest Beneficiary, unless the Contract owner names a different Annuitant.


BENEFICIARY
The Beneficiary is the person who may, in accordance with the terms of the Contract, elect to receive the death benefit or become the new Contract owner if the sole surviving Contract owner dies before the Payout Start Date. If the sole surviving Contract owner dies after the Payout Start Date, the Beneficiary will receive any guaranteed income payments scheduled to continue.

You may name one or more Beneficiaries when you apply for a Contract. You may also name one or more contingent Beneficiaries who will receive any death

                                 12 PROSPECTUS
benefit or guaranteed income benefit if there are no surviving primary Beneficiaries upon the death of the sole surviving Contract owner. You may change or add Beneficiaries at any time by writing to us, unless you have designated an irrevocable Beneficiary. We will provide a "Change of Beneficiary" form to be signed and filed with us. Any change will be effective at the time you sign the written notice, whether or not the Annuitant is living when we receive the notice. Until we receive your written notice to change a Beneficiary, we are entitled to rely on the most recent Beneficiary information in our files. We will not be liable as to any payment or settlement made prior to receiving the written notice. Accordingly, if you wish to change your Beneficiary, you should deliver your written notice to us promptly.

If you did not name a Beneficiary or, if the named Beneficiary is no longer living and there are no other surviving Beneficiaries, the new Beneficiary will be:

.. your spouse, if he or she is still alive, otherwise

.. your surviving children equally, or if you have no surviving children,

.. your estate.

If more than one Beneficiary survives you, (or the Annuitant, if the Contract owner is not a natural person) we will divide the death benefit among your Beneficiaries according to your most recent written instructions. If you have not given us written instructions, we will pay the death benefit in equal amounts to the surviving Beneficiaries. You may restrict income payments to Beneficiaries by providing us a written request. Once we accept the written request, the change or restriction will take effect as of the date you signed the request. Any change will not affect any payment we make or other action we take before we accept the change.

MODIFICATION OF THE CONTRACT

Only a Northbrook officer may approve a change in or waive any provision of the Contract. Any change or waiver must be in writing. None of our agents has the authority to change or waive the provisions of the Contract. We may not change the terms of the Contract without your consent, except to conform the Contract to applicable law or changes in the law. If a provision of the Contract is inconsistent with state law, we will follow state law.

ASSIGNMENT

No owner has a right to assign any interest in a Contract as collateral or security for a loan. However, you may assign periodic income payments under the Contract prior to the Payout Start Date. No Beneficiary may assign benefits under the Contract until they are payable to the Beneficiary. We will not be bound by any assignment until the assignor signs it and files it with us. We are not responsible for the validity of any assignment. Federal law prohibits or restricts the assignment of benefits under many types of retirement plans and the terms of such plans may themselves contain restrictions on assignments. An assignment may also result in taxes or tax penalties. YOU SHOULD CONSULT WITH YOUR ATTORNEY BEFORE TRYING TO ASSIGN YOUR CONTRACT.


PURCHASES
--------------------------------------------------------------------------------


MINIMUM PURCHASE PAYMENTS
Your initial purchase payment must be at least $10,000. We may increase or decrease this minimum in the future. You may make additional purchase payments of at least $100 at any time prior to the Payout Start Date. We reserve the right to reduce the minimum or limit the maximum amount of purchase payments we will accept. We also reserve the right to reject any application.


AUTOMATIC ADDITIONS PROGRAM
You may make subsequent purchase payments of at least $100 by automatically transferring amounts from your bank account or your Morgan Stanley Active Assets Account. Please consult your Morgan Stanley Financial Advisor for details.


ALLOCATION OF PURCHASE PAYMENTS
At the time you apply for a Contract, you must decide how to allocate your purchase payments among the investment alternatives. The allocation you specify on your application will be effective immediately. All allocations must be in whole percentages that total 100% or in whole dollars. The minimum you may allocate to any investment alternative is $100. You can change your allocations by notifying us in writing.

We will allocate your purchase payments to the investment alternatives according to your most recent instructions on file with us. Unless you notify us in writing otherwise, we will allocate subsequent purchase payments according to the allocation for the previous purchase payment. We will effect any change in allocation instructions at the time we receive written notice of the change in good order.

We will credit the initial purchase payment that accompanies your completed application to your Contract within 2 business days after we receive the payment at our headquarters. If your application is incomplete, we will ask you to complete your application within 5 business days. If you do so, we will credit your initial purchase payment to your Contract within that 5 business day period. If you do not, we will return your purchase payment at the end of the 5 business day period unless you expressly allow us to hold it until you complete the application. We will credit subsequent purchase payments to the Contract on the business day that we receive the purchase payment at our headquarters.

We use the term "BUSINESS DAY" to refer to each day Monday through Friday that the New York Stock Exchange is open for business. We also refer to these days as "VALUATION DATES." If we receive your purchase payment after 3 p.m. Central Time on any Valuation

                                 13 PROSPECTUS

Date, we will credit your purchase payment using the Accumulation Unit Values computed on the next Valuation Date.


RIGHT TO CANCEL
You may cancel the Contract within the Cancellation Period, which is the 20-day period after you receive the Contract or such longer period as your state may require. If you exercise this Right to Cancel, the Contract terminates and we will pay you the full amount of your purchase payments allocated to the Fixed Account Options. We also will return your purchase payments allocated to the Variable Account after an adjustment, to the extent applicable law permits, to reflect investment gain or loss, including the deduction of mortality and expense risk charges and administrative expense charges that occurred from the date of allocation through the date of cancellation. Some states may require us to return a greater amount to you. If your contract is qualified under Section 408 of the Internal Revenue Code, we will refund the greater of any purchase payments or the Contract Value.


CONTRACT VALUE
--------------------------------------------------------------------------------

On the Issue Date, the Contract Value is equal to the initial purchase payment. Thereafter, your Contract Value at any time during the Accumulation Phase is equal to the sum of the value of your Accumulation Units in the Variable Sub-Accounts you have selected, plus the value of your investment in the Fixed Account Options.


ACCUMULATION UNITS
To determine the number of Accumulation Units of each Variable Sub-Account to allocate to your Contract, we divide (i) the amount of the purchase payment or transfer you have allocated to a Variable Sub-Account by (ii) the Accumulation Unit Value of that Variable Sub-Account next computed after we receive your payment or transfer. For example, if we receive a $10,000 purchase payment allocated to a Variable Sub-Account when the Accumulation Unit Value for the Sub-Account is $10, we would credit 1,000 Accumulation Units of that Variable Sub-Account to your Contract. Withdrawals and transfers from a Variable Sub-Account would, of course, reduce the number of Accumulation Units of that Sub-Account allocated to your Contract.


ACCUMULATION UNIT VALUE
As a general matter, the Accumulation Unit Value for each Variable Sub-Account will rise or fall to reflect:

.. changes in the share price of the Portfolio in which the Variable Sub-Account invests, and

.. the deduction of amounts reflecting the mortality and expense risk charge, administrative expense charge, and any provision for taxes that have accrued since we last calculated the Accumulation Unit Value.

We determine contract maintenance charges, withdrawal charges, and transfer fees (currently waived) separately for each Contract. They do not affect Accumulation Unit Value. Instead, we obtain payment of those charges and fees by redeeming Accumulation Units. For details on how we calculate Accumulation Unit Value, please refer to the Statement of Additional Information.

We determine a separate Accumulation Unit Value for each Variable Sub-Account on each Valuation Date. We also determine a second set of Accumulation Unit Values that reflect the cost each optional benefit, or available combinations thereof, offered under the contract.

YOU SHOULD REFER TO THE PROSPECTUSES FOR THE FUNDS THAT ACCOMPANY THIS PROSPECTUS FOR A DESCRIPTION OF HOW THE ASSETS OF EACH PORTFOLIO ARE VALUED, SINCE THAT DETERMINATION DIRECTLY BEARS ON THE ACCUMULATION UNIT VALUE OF THE CORRESPONDING VARIABLE SUB-ACCOUNT AND, THEREFORE, YOUR CONTRACT VALUE.

                                 14 PROSPECTUS

INVESTMENT ALTERNATIVES: THE VARIABLE SUB-ACCOUNTS
--------------------------------------------------------------------------------

You may allocate your purchase payments to up to 36 Variable Sub-Accounts. Each Variable Sub-Account invests in the shares of a corresponding Portfolio. Each Portfolio has its own investment objective(s) and policies. We briefly describe the Portfolios below.

For more complete information about each Portfolio, including expenses and risks associated with the Portfolio, please refer to the accompanying prospectuses for the Funds. You should carefully review the Fund prospectuses before allocating amounts to the Variable Sub-Accounts.


PORTFOLIO:              EACH PORTFOLIO SEEKS:          INVESTMENT ADVISOR:
-------------------------------------------------------------------------------
MORGAN STANLEY VARIABLE INVESTMENT SERIES (CLASS Y)
-------------------------------------------------------------------------------
Aggressive Equity       Capital Growth
Portfolio
-------------------------------------------------------
Capital Growth          Long-term capital growth
Portfolio
-------------------------------------------------------
Competitive Edge        Long-term capital growth
Portfolio
-------------------------------------------------------
Dividend Growth         Reasonable current income and
Portfolio               long-term growth of income
                        and capital

-------------------------------------------------------
Equity Portfolio        Growth of capital and, as a
                        secondary objective, income
                        when consistent with its
                        primary objective.
-------------------------------------------------------
European Growth         To maximize the capital
Portfolio               appreciaiton on its
                        investments
-------------------------------------------------------
Global Dividend Growth  Reasonable current income and
Portfolio               long-term growth of income
                        and capital
-------------------------------------------------------
High Yield Portfolio    High current income and, as a
                        secondary objective, capital
                        appreciation when consistent   MORGAN STANLEY
                        with its primary objective     INVESTMENT ADVISORS INC.
-------------------------------------------------------
Income Builder          Reasonable income and, as a
Portfolio               secondary objective, growth
                        of capital
-------------------------------------------------------
Limited Duration        High current income
Portfolio               consistent with preservation
                        of capital
-------------------------------------------------------
Information Portfolio   Long-term capital
                        appreciation
-------------------------------------------------------
Money Market Portfolio  High current income,
                        preservation of capital, and
                        liquidity
-------------------------------------------------------
Pacific Growth          To maximize the capital
Portfolio               appreciation on its
                        investments
-------------------------------------------------------------------------------
Quality Income Plus     High current income and, as a
Portfolio               secondary objective, capital
                        appreciation when consistent
                        with its primary objective
-------------------------------------------------------
S&P 500 Index           Investment results that,
                        before expenses, correspond
                        to the total return of the
                        Standard and Poor's 500
                        Composite Stock Price Index
-------------------------------------------------------
Strategist Portfolio    High total investment return
-------------------------------------------------------
    Utilities           Capital appreciation and
Portfolio               current income
-------------------------------------------------------------------------------
THE UNIVERSAL INSTITUTIONAL FUNDS, INC.
-------------------------------------------------------------------------------
Morgan Stanley UIF      Long-term capital apreciation
Emerging Markets
Equity Portfolio
-------------------------------------------------------
Morgan Stanley UIF      Long-term capital              MORGAN STANLEY
Equity  Growth          appreciation                   INVESTMENT MANAGEMENT
Portfolio                                              INC.

-------------------------------------------------------
Morgan Stanley UIF      Long-term capital
International Magnum    appreciation
Portfolio
-------------------------------------------------------
Morgan Stanley UIF Mid  Long-term capital growth
Cap Growth Portfolio
-------------------------------------------------------

                                 15 PROSPECTUS


Morgan Stanley UIF      Above-average current income
U.S. Real Estate        and long-term capital
Portfolio               appreciation
-------------------------------------------------------
Morgan Stanley UIF Mid  Above-average total return     MORGAN STANLEY
Cap Value Portfolio     over a market cycle of three   INVESTMENTS, L.P.
                        to five years
-------------------------------------------------------------------------------
VAN KAMPEN LIFE INVESTMENT TRUST (CLASS I)
-------------------------------------------------------------------------------
Van Kampen LIT          Capital growth and income
Comstock Portfolio
-------------------------------------------------------------------------------
Van Kampen LIT          Capital appreciation           VAN KAMPEN ASSET
Emerging Growth                                        MANAGEMENT INC.
Portfolio
-------------------------------------------------------------------------------
AIM VARIABLE INSURANCE FUNDS* (SERIES I)
-------------------------------------------------------------------------------
AIM V.I. Capital        Growth of capital
Appreciation Fund

-------------------------------------------------------A I M ADVISORS, INC.
AIM V.I. Growth Fund    Growth of capital

-------------------------------------------------------
AIM V.I. Premier        Long-term growth of capital.
Equity Fund             Income is a secondary          ------------------------
                        objective
-------------------------------------------------------
ALLIANCE VARIABLE PRODUCTS SERIES FUND (CLASS B)
-------------------------------------------------------------------------------
Alliance Growth         Long-term growth of capital.
Portfolio               Current income is incidental
                        to the Portfolio's objective
-------------------------------------------------------ALLIANCE CAPITAL
Alliance Growth and     Reasonable current income and  MANAGEMENT, L.P.
Income Portfolio        reasonable opportunity for
                        appreciation
-------------------------------------------------------
Alliance Premier        Growth of capital by pursuing
Growth Portfolio        aggressive investment          ------------------------
                        policies
-------------------------------------------------------
LSA VARIABLE SERIES
TRUST
-------------------------------------------------------------------------------
LSA Aggressive Growth   Long-term capital growth       LSA ASSET MANAGEMENT LLC
Fund**
-------------------------------------------------------------------------------
PUTNAM VARIABLE TRUST (CLASS IB)
-------------------------------------------------------------------------------
Putnam VT Growth and    Capital growth and current
Income Fund             income
-------------------------------------------------------
Putnam VT               Capital appreciation           PUTNAM INVESTMENT
International Growth                                   MANAGEMENT, LLC
Fund
-------------------------------------------------------
Putnam VT Small Cap     Capital appreciation
Value Fund
-------------------------------------------------------------------------------
Putnam VT Voyager Fund  Capital appreciation

-------------------------------------------------------



*A Portfolio's investment objective may be changed by the Fund's Board of Trustees without shareholder approval.

**Sub-advised by Van Kampen Asset Management Inc.

Amounts you allocate to Variable Sub-Accounts may grow in value, decline in value, or grow less than you expect, depending on the investment performance of the Portfolios in which those Variable Sub-Accounts invest. You bear the investment risk that the Portfolios might not meet their investment objectives. Shares of the Portfolios are not deposits, or obligations of, or guaranteed or endorsed by any bank and are not insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other agency.


INVESTMENT ALTERNATIVES: THE FIXED ACCOUNT
--------------------------------------------------------------------------------

You may allocate all or a portion of your purchase payments to the Fixed Account Options. We currently offer the basic dollar cost averaging fixed account option, and we may offer the additional dollar cost averaging fixed account options described below. However, the 6 and 12 month dollar cost averaging options currently are not available. Please consult with your Morgan Stanley Financial Advisor for current information. The Fixed Account supports our insurance and annuity obligations. The Fixed Account consists of our general assets other than those in segregated asset accounts. We have sole discretion to invest the assets of the Fixed Account, subject to applicable law. Any money you allocate to a Fixed Account Option does not entitle you to share in the investment experience of the Fixed Account.


DOLLAR COST AVERAGING FIXED ACCOUNT OPTIONS
BASIC DOLLAR COST AVERAGING OPTION. You may establish a Dollar Cost Averaging Program, as described on page 18 by allocating purchase payments to the Basic Dollar Cost Averaging Option. Purchase payments that

                                 16 PROSPECTUS
you allocate to the Basic Dollar Cost Averaging Option will earn interest for a 1 year period at the current rate in effect at the time of allocation. We will credit interest daily at a rate that will compound over the year to the annual interest rate we guaranteed at the time of allocation. After the one year period, we will declare a renewal rate which we guarantee for a full year. Subsequent renewal dates will be every twelve months for each purchase payment. Renewal rates will not be less than the minimum guaranteed rate found in the Contract.

You may not transfer funds from other investment alternatives to the Basic Dollar Cost Averaging Option.

6 AND 12 MONTH DOLLAR COST AVERAGING OPTIONS. In the future, we may offer 6 and 12 month dollar cost averaging options. Under these options, you may establish a Dollar Cost Averaging Program by allocating purchase payments to the Fixed Account either for 6 months (the "6 Month Dollar Cost Averaging Option") or for 12 months (the "12 Month Dollar Cost Averaging Option"). Your purchase payments will earn interest for the period you select at the current rates in effect at the time of allocation. The crediting rates for the 6 and 12 Month Dollar Cost Averaging Options will never be less than 3% annually.

You must transfer all of your money out of the 6 or 12 Month Dollar Cost Averaging Options to the Variable Sub-Accounts in substantially equal monthly installments. If you discontinue a 6 or 12 Month Dollar Cost Averaging Option prior to last scheduled transfer, we will transfer any remaining money immediately to the Money Market Variable Sub-Account, unless you request a different Variable Sub-Account.

You may not transfer funds from other investment alternatives to the 6 or 12 Month Dollar Cost Averaging Options.

Transfers out of the Dollar Cost Averaging Fixed Account Options do not count towards the 12 transfers you can make without paying a transfer fee.

We may declare more than one interest rate for different monies based upon the date of allocation to the Dollar Cost Averaging Fixed Account Options. For availability and current interest rate information, please contact your Morgan Stanley Financial Advisor or our customer support unit at 1-800-654-2397.


INVESTMENT ALTERNATIVES: TRANSFERS
--------------------------------------------------------------------------------

TRANSFERS DURING THE ACCUMULATION PHASE
During the Accumulation Phase, you may transfer the Contract Value among the investment alternatives. You may not transfer Contract Value into any of the Dollar Cost Averaging Fixed Account Options. You may request transfers in writing on a form that we provide or by telephone according to the procedure described below. The minimum amount that you may transfer is $100 or the total amount in the investment alternative, whichever is less. We currently do not assess, but reserve the right to assess, a $10 charge on each transfer in excess of 12 per Contract Year. We will notify you at least 30 days before we begin imposing the transfer charge. We treat transfers to or from more than one Portfolio on the same day as one transfer. Transfers from the Dollar Cost Averaging Fixed Account Options do not count towards the 12 free transfers each Contract Year.

We will process transfer requests that we receive before 3:00 p.m. Central Time on any Valuation Date using the Accumulation Unit Values for that Date. We will process requests completed after 3:00 p.m. Central Time on any Valuation Date using the Accumulation Unit Values for the next Valuation Date. The Contract permits us to defer transfers from the Fixed Account Options for up to 6 months from the date we receive your request. If we decide to postpone transfers for 30 days or more, we will pay interest as required by applicable law. Any interest would be payable from the date we receive the transfer request to the date we make the transfer.

We reserve the right to waive any transfers fees and restrictions.


EXCESSIVE TRADING LIMITS
We reserve the right to limit transfers among the Variable Sub-Accounts if we determine, in our sole discretion, that transfers by one or more Contract owners would be to the disadvantage of other Contract owners. We may limit transfers by taking such steps as:

.. imposing a minimum time period between each transfer,

.. refusing to accept transfer requests of an agent acting under a power of attorney on behalf of more than one Contract owner, or

.. limiting the dollar amount that a Contract owner may transfer between the Variable Sub-Accounts and the Fixed Account Options at any one time.

We may apply the restrictions in any manner reasonably designed to prevent transfers that we consider disadvantageous to other Contract owners.

We reserve the right to waive any transfer restrictions.


TRANSFERS DURING THE PAYOUT PHASE
During the Payout Phase, you may make transfers among the Variable Sub-Accounts so as to change the relative weighting of the Variable Sub-Accounts on which your variable income payments will be based. In addition, you will have a limited ability to make transfers from the Variable Sub-Accounts to increase the proportion of your income payments consisting of fixed income payments. You may not, however, convert any portion of your right

                                 17 PROSPECTUS
to receive fixed income payments into variable income payments.

You may not make any transfers for the first 6 months after the Payout Start Date. Thereafter, you may make transfers among the Variable Sub-Accounts or make transfers from the Variable Sub-Accounts to increase the proportion of your income payments consisting of fixed income payments. Your transfers must be at least 6 months apart.


TELEPHONE TRANSFERS You may make transfers by telephone by calling 1-800-654-2397 if you have on file a completed authorization form. The cut off time for telephone transfer requests is 3:00 p.m. Central Time. In the event that the New York Stock Exchange closes early, i.e., before 3:00 p.m. Central Time, or in the event that the Exchange closes early for a period of time but then reopens for trading on the same day, we will process telephone transfer requests as of the close of the Exchange on that particular day. We will not accept telephone requests received at any telephone number other than the number that appears in this paragraph or received after the close of trading on the Exchange.

We may suspend, modify or terminate the telephone transfer privilege at any time without notice.

We use procedures that we believe provide reasonable assurance that the telephone transfers are genuine. For example, we tape telephone conversations with persons purporting to authorize transfers and request identifying information. Accordingly, we disclaim any liability for losses resulting from allegedly unauthorized telephone transfers. However, if we do not take reasonable steps to help ensure that a telephone authorization is valid, we may be liable for such losses.


DOLLAR COST AVERAGING PROGRAM
Through our Dollar Cost Averaging Program, you may automatically transfer a set amount every month (or other intervals we may offer) during the Accumulation Phase from any Variable Sub-Account or the Dollar Cost Averaging Fixed Account Options to any Variable Sub-Account. Transfers made through dollar cost averaging must be $100 or more.

We will not charge a transfer fee for transfers made under this Program, nor will such transfers count against the 12 transfers you can make each Contract Year without paying a transfer fee.

The theory of dollar cost averaging is that if purchases of equal dollar amounts are made at fluctuating prices, the aggregate average cost per unit will be less than the average of the unit prices on the same purchase dates. However, participation in this Program does not assure you of a greater profit from your purchases under the Program nor will it prevent or necessarily reduce losses in a declining market. Call or write us for information on how to enroll.


AUTOMATIC PORTFOLIO REBALANCING PROGRAM
Once you have allocated your money among the Variable Sub-Accounts, the performance of each Sub-Account may cause a shift in the percentage you allocated to each Sub-Account. If you select our Automatic Portfolio Rebalancing Program, we will automatically rebalance the Contract Value in each Variable Sub-Account and return it to the desired percentage allocations. We will not include money you allocate to the Fixed Account Options in the Automatic Portfolio Rebalancing Program.

We will rebalance your account each quarter (or other intervals that we may offer) according to your instructions. We will transfer amounts among the Variable Sub-Accounts to achieve the percentage allocations you specify. You can change your allocations at any time by contacting us in writing or by telephone. The new allocation will be effective with the first rebalancing that occurs after we receive your request. We are not responsible for rebalancing that occurs prior to receipt of your request.

Example:

  Assume that you want your initial purchase payment split among 2 Variable Sub-Accounts. You want 40% to be in the High Yield Variable Sub-Account and 60% to be in the Equity Growth Variable Sub-Account. Over the next 2 months the bond market does very well while the stock market performs poorly. At the end of the first quarter, the High Yield Variable Sub-Account now represents 50% of your holdings because of its increase in value. If you choose to have your holdings rebalanced quarterly, on the first day of the next quarter, we would sell some of your units in the High Yield Variable Sub-Account and use the money to buy more units in the Equity Growth Variable Sub-Account so that the percentage allocations would again be 40% and 60% respectively.

The Automatic Portfolio Rebalancing Program is available only during the Accumulation Phase. The transfers made under the Program do not count towards the 12 transfers you can make without paying a transfer fee, and are not subject to a transfer fee.

Portfolio rebalancing is consistent with maintaining your allocation of investments among market segments, although it is accomplished by reducing your Contract Value allocated to the better performing segments.

                                 18 PROSPECTUS

EXPENSES
--------------------------------------------------------------------------------

As a Contract owner, you will bear, directly or indirectly, the charges and expenses described below.


CONTRACT MAINTENANCE CHARGE
During the Accumulation Phase, on each Contract Anniversary, we will deduct a $35 contract maintenance charge from your Contract Value. This charge will be deducted on a pro-rata basis from each Variable Sub-Account in the proportion that your investment in each bears to your Contract Value. We also will deduct a full contract maintenance charge if you withdraw your entire Contract Value. During the Payout Phase, we will deduct the charge proportionately from each income payment.

The charge is to compensate us for the cost of administering the Contracts and the Variable Account. Maintenance costs include expenses we incur in billing and collecting purchase payments; keeping records; processing death claims, cash withdrawals, and policy changes; proxy statements; calculating Accumulation

Unit Values and income payments; and issuing reports to Contract owners and regulatory agencies. We cannot increase the charge. We will waive this charge if:

.. total purchase payments equal $50,000 or more, or

.. all of your money is allocated to the Fixed Account Options as of the Contract
  Anniversary.

After the Payout Start Date, we will waive this charge if:

.. the Contract Value is $50,000 or more as of the Payout Start Date, or

.. all income payments are fixed amount income payments.


MORTALITY AND EXPENSE RISK CHARGE
We deduct a mortality and expense risk charge daily at an annual rate of 1.35% of the average daily net assets you have invested in the Variable Sub-Accounts (1.48% if you select the Performance Death Benefit Option, 1.59% if you select the Death Benefit Combination Option, 1.65% if you select the Income Benefit Combination Option 2 or 1.78% if you select the Income and Performance Death Benefit Option {Washington only}, and 1.85% if you select the Income and Death Benefit Combination Option 2). The mortality and expense risk charge is for all the insurance benefits available with your Contract (including our guarantee of annuity rates and the death benefits), for certain expenses of the Contract, and for assuming the risk (expense risk) that the current charges will not be sufficient in the future to cover the cost of administering the Contract. If the charges under the Contract are not sufficient, then we will bear the loss. We charge an additional amount for the Death Benefit Options and the Income Benefit Options to compensate us for the additional risk that we accept by providing these Options.

If you select the Enhanced Earnings Death Benefit Plus Option, the motality and expense risk charge will include an additional 0.15% for the option if, on the Rider Application Date, the oldest Contract owner (or Annuitant if the Contract owner is a non-natural person) is age 55 or younger, and an additional 0.25% if on the Rider Application Date, the oldest Owner (or Annuitant if the Contract owner is a non-natural person) is between the ages of 56 and 65, and an additional 0.35% if, on the Rider Application Date, the oldest Contract owner (or Annuitant if the Contract owner is a non-natural person) is between the ages of 66 and 75. We charge the additional fees for the Enhanced Earnings Death Benefit Plus Option to compensate us for the additional risk that we accept by providing the option.

We will not increase the mortality and expense risk charge for the life of the Contract. We assess the mortality and expense risk charge during both the Accumulation Phase and the Payout Phase.


ADMINISTRATIVE EXPENSE CHARGE
We deduct an administrative expense charge daily at an annual rate of 0.10% of the average daily net assets you have invested in the Variable Sub-Accounts. We intend this charge to cover actual administrative expenses that exceed the revenues from the contract maintenance charge. There is no necessary relationship between the amount of administrative charge imposed on a given Contract and the amount of expenses that may be attributed to that Contract. We assess this charge each day during the Accumulation Phase and the Payout Phase. We will not increase the administrative expense charge for the life of the Contract.


TRANSFER FEE
We do not currently impose a fee upon transfers among the investment alternatives. However, we reserve the right to charge $10 per transfer after the 12th transfer in each Contract Year. We will not charge a transfer fee on transfers that are part of a Dollar Cost Averaging Program or Automatic Portfolio Rebalancing Program.


WITHDRAWAL CHARGE
We may assess a withdrawal charge of 1% of the purchase payment(s) you withdraw if the amount being withdrawn has been invested in the Contract for less than 1 year. However, during each Contract Year, you can withdraw all purchase payments beyond the withdrawal charge period or up to 15% of the aggregate amount of your purchase payments as of the beginning of the Contract Year, whichever is greater, without paying the charge. Unused portions of this Free Withdrawal Amount are not carried forward to future Contract Years.

We will deduct withdrawal charges, if applicable, from the amount paid, unless you instruct otherwise. For purposes of the withdrawal charge, we will treat withdrawals as coming from purchase payments, starting

                                 19 PROSPECTUS
with the oldest purchase payments first, and then from earnings. Therefore, additional purchase payments may reduce your ability to withdraw earnings without incurring a withdrawal charge. However, for federal income tax purposes, please note that withdrawals are considered to have come first from earnings, which means you pay taxes on the earnings portion of your withdrawal.

We do not apply a withdrawal charge in the following situations:

.. on the Payout Start Date (a withdrawal charge may apply if you elect to receive income payments for a specified period of less than 120 months);

.. the death of the Contract owner or Annuitant (unless the Settlement Value is used); and

.. withdrawals taken to satisfy IRS minimum distribution rules for the Contract.
  This waiver does not apply to Contracts owned by an Individual Retirement Account.

We use the amounts obtained from the withdrawal charge to pay sales commissions and other promotional or distribution expenses associated with marketing the Contracts. To the extent that the withdrawal charge does not cover all sales commissions and other promotional or distribution expenses, we may use any of our corporate assets, including potential profit which may arise from the mortality and expense risk charge or any other charges or fee described above, to make up any difference.

Withdrawals of earnings are taxed as ordinary income and, if taken prior to age 591/2, may be subject to an additional 10% federal tax penalty. You should consult your own tax counsel or other tax advisers regarding any withdrawals.


PREMIUM TAXES
Some states and other governmental entities (e.g., municipalities) charge premium taxes or similar taxes. We are responsible for paying these taxes and will deduct them from your Contract Value. Some of these taxes are due when the Contract is issued, others are due when income payments begin or upon surrender. Our current practice is not to charge anyone for these taxes until income payments begin or when a total withdrawal occurs including payment upon death. At our discretion, we may discontinue this practice and deduct premium taxes from the purchase payments. Premium taxes generally range from 0% to 4%, depending on the state.

At the Payout Start Date, if applicable, we deduct the charge for premium taxes from each investment alternative in the proportion that the Contract owner's value in the investment alternative bears to the total Contract Value.


DEDUCTION FOR VARIABLE ACCOUNT INCOME TAXES
We are not currently making a provision for such taxes. In the future, however, we may make a provision for taxes if we determine, in our sole discretion, that we will incur a tax as a result of the operation of the Variable Account. We will deduct for any taxes we incur as a result of the operation of the Variable Account, whether or not we previously made a provision for taxes and whether or not it was sufficient. Our status under the Internal Revenue Code is briefly described in the Taxes section.


OTHER EXPENSES
Each Portfolio deducts advisory fees and other expenses from its assets. You indirectly bear the charges and expenses of the Portfolios whose shares are held by the Variable Sub-Accounts. These fees and expenses are described in the accompanying prospectuses for the Funds. For a summary of current estimates of those charges and expenses, see pages 8 and 9 above. We may receive compensation from the investment advisers or administrators of the Portfolios for administrative services we provide to the Portfolios.


 ACCESS TO YOUR MONEY
--------------------------------------------------------------------------------

You can withdraw some or all of your Contract Value at any time during the Accumulation Phase. Withdrawals also are available under limited circumstances on or after the Payout Start Date. See "Income Plans" on page 21.

You can withdraw money from the Variable Account and/ or the Fixed Account Options. The amount payable upon withdrawal is the Contract Value (or portion thereof) next computed after we receive the request for a withdrawal at our headquarters, less any withdrawal charges, contract maintenance charges, income tax withholding, penalty tax, and any premium taxes. To complete a partial withdrawal from the Variable Account, we will cancel Accumulation Units in an amount equal to the withdrawal and any applicable charges and taxes. We will pay withdrawals from the Variable Account within 7 days of receipt of the request, subject to postponement in certain circumstances.

You have the opportunity to name the investment alternative(s) from which you are taking the withdrawal. If none are named, then we will withdraw the amount proportionately from the investment alternatives in which you are invested according to each alternative's percentage share of the Contract Value. In general, you must withdraw at least $100 at a time. You also may withdraw a lesser amount if you are withdrawing your entire interest in a Variable Sub-Account.

Withdrawals of earnings are taxed as ordinary income and, if taken prior to age 591/2, may be subject to an additional 10% federal tax penalty.

The total amount paid at surrender may be more or less than the total purchase payments due to prior

                                 20 PROSPECTUS
withdrawals, any deductions, and investment performance.


POSTPONEMENT OF PAYMENTS
We may postpone the payment of any amounts due from the Variable Account under the Contract if:

1. The New York Stock Exchange is closed for other than usual weekends or holidays, or trading on the Exchange is otherwise restricted;

2. An emergency exists as defined by the SEC; or

3. The SEC permits delay for your protection.

In addition, we may delay payments or transfers from the Fixed Account Options for up to 6 months or shorter period if required by law. If we delay payment or transfer for 30 days or more, we will pay interest as required by law. Any interest would be payable from the date we receive the withdrawal request to the date we make the payment or transfer.


SYSTEMATIC  WITHDRAWAL PROGRAM
You may choose to receive systematic withdrawal payments on a monthly basis at any time prior to the Payout Start Date. The minimum amount of each systematic withdrawal is $100. We will deposit systematic withdrawal payments into the Contract owner's bank account or Morgan Stanley Active Assets Account. Please consult with your Morgan Stanley Financial Advisor for details.

Depending on fluctuations in the value of the Variable Sub-Accounts and the value of the Fixed Account Options, systematic withdrawals may reduce or even exhaust the Contract Value. Withdrawals of earnings are taxed as ordinary income and, if taken prior to age 591/2, may be subject to an additional 10% federal tax penalty. Please consult your tax advisor before taking any withdrawal.

We may modify or suspend the Systematic Withdrawal Program and charge a processing fee for the service. If we modify or suspend the Systematic Withdrawal Program, existing systematic withdrawal payments will not be affected.


MINIMUM CONTRACT VALUE
If the amount you withdraw reduces your Contract Value to less than $1000, we may treat it as a request to withdraw your entire Contract Value. Your Contract will terminate if you withdraw all of your Contract Value. We will, however, ask you to confirm your withdrawal request before terminating your Contract.
 Before terminating any Contract whose value has been reduced by withdrawals to less than $1000, we would inform you in writing of our intention to terminate your Contract and give you at least 30 days in which to make an additional purchase payment to restore your Contract's value to the contractual minimum of $1000. If we terminate your Contract, we will distribute to you its Contract Value, less withdrawals and other charges and applicable taxes.


INCOME PAYMENTS
--------------------------------------------------------------------------------


PAYOUT START DATE
The Payout Start Date is the day that your Contract Value less applicable taxes is applied to an Income Plan. The Payout Start Date must be on or before the later of:

  .  at least 30 days after the Issue Date;

  .  the first day of a calendar month; and

  . no later than the first day of the calendar month after the Annuitant's 90th birthday, or the 10th Contract Anniversary, if later.

You may change the Payout Start Date at any time by notifying us in writing of the change at least 30 days before the scheduled Payout Start Date. Absent a change, we will use the Payout Start Date stated in your Contract.


INCOME PLANS
An "Income Plan" is a series of payments on a scheduled basis to you or to another person designated by you. You may choose and change your choice of Income Plan until 30 days before the Payout Start Date. If you do not select an Income Plan, we will make income payments in accordance with Income Plan 1 with payments guaranteed for 10 years. After the Payout Start Date, you may not make withdrawals (except as described below) or change your choice of Income Plan.

Three Income Plans are available under the Contract. Each is available to provide:

.. fixed amount income payments;

.. variable amount income payments; or

.. a combination of the two.

The three Income Plans are:

INCOME PLAN 1 - LIFE INCOME WITH GUARANTEED PAYMENTS. Under this plan, we make periodic income payments for at least as long as the Annuitant lives. If the Annuitant dies before we have made all of the guaranteed income payments, we will continue to pay the remainder of the guaranteed income payments as required by the Contract.

INCOME PLAN 2 - JOINT AND SURVIVOR LIFE INCOME WITH GUARANTEED PAYMENTS. Under this plan, we make periodic income payments for as long as either the Annuitant or the joint Annuitant is alive. If both the Annuitant and the joint Annuitant die before we have made all of the guaranteed income payments, we will continue to pay the remainder of the guaranteed payments as required by the Contract.

INCOME PLAN 3 - GUARANTEED PAYMENTS FOR A SPECIFIED PERIOD (5 YEARS TO 30 YEARS). Under this plan, we make periodic income payments for the period you have chosen. These payments do not depend on the Annuitant's life. A withdrawal charge may apply if the

                                 21 PROSPECTUS
specified period is less than 10 years. We will deduct the mortality and expense risk charge from the assets of the Variable Account supporting this Income Plan even though we may not bear any mortality risk.

The length of any guaranteed payment period under your selected Income Plan generally will affect the dollar amounts of each income payment. As a general rule, longer guarantee periods result in lower income payments, all other things being equal. For example, if you choose an Income Plan with payments that depend on the life of the Annuitant but with no minimum specified period for guaranteed payments, the income payments generally will be greater than the income payments made under the same Income Plan with a minimum specified period for guaranteed payments.

We may make other Income Plans available including ones that you and we agree upon. You may obtain information about them by writing or calling us.

If you choose Income Plan 1 or 2, or, if available, another Income Plan with payments that continue for the life of the Annuitant or joint Annuitant, we may require proof of age and sex of the Annuitant or joint Annuitant before starting income payments, and proof that the Annuitant or joint Annuitant is still alive before we make each payment. Please note that under these Income Plans, if you elect to take no minimum guaranteed payments, it is possible that the payee could receive only 1 income payment if the Annuitant and any joint Annuitant both die before the second income payment, or only 2 income payments if they die before the third income payment, and so on.

Generally, you may not make withdrawals after the Payout Start Date. One exception to this rule applies if you are receiving variable income payments that do not depend on the life of the Annuitant (such as under Income Plan 3). In that case you may terminate all or part of the Variable Account portion of the income payments at any time and receive a lump sum equal to the present value of the remaining variable payments associated with the amount withdrawn. To determine the present value of any remaining variable income payments being withdrawn, we use a discount rate equal to the assumed annual investment rate that we use to compute such variable income payments. The minimum amount you may withdraw under this feature is $1,000. A withdrawal charge may apply.

You may apply your Contract Value to an Income Plan. If you elected the Income Benefit Combination Option 2 or the Income and Death Benefit Combination Option 2, you may be able to apply an amount greater than your Contract Value to an Income Plan. You must apply at least the Contract Value in the Fixed Account Options on the Payout Start Date to fixed amount income payments. If you wish to apply any portion of your Fixed Account Options balance to provide variable amount income payments, you should plan ahead and transfer that amount to the Variable Sub-Accounts prior to the Payout Start Date. If you do not tell us how to allocate your Contract Value among fixed and variable amount income payments, we will apply your Contract Value in the Variable Account to variable amount income payments and your Contract Value in the Fixed Account Options to fixed amount income payments. We deduct applicable premium taxes from the Contract Value at the Payout Start Date.

We will apply your Contract Value, less applicable taxes, to your Income Plan on the Payout Start Date. If the Cash Value is less than $2,000, or not enough to provide an initial payment of at least $20, and state law permits, we may:

.. terminate the contract and pay you the Contract Value, less any applicable taxes, in a lump sum instead of the periodic payments you have chosen, or

.. we may reduce the frequency of your payments so that each payment will be at least $20.


VARIABLE INCOME PAYMENTS
The amount of your variable income payments depends upon the investment results of the Variable Sub-Accounts you select, the premium taxes you pay, the age and sex of the Annuitant, and the Income Plan you choose. We guarantee that the payments will not be affected by (a) actual mortality experience, and (b) the amount of our administration expenses.

We cannot predict the total amount of your variable income payments. Your variable income payments may be more or less than your total purchase payments because (a) variable income payments vary with the investment results of the underlying Portfolios, and (b) the Annuitant could live longer or shorter than we expect based on the tables we use.

In calculating the amount of the periodic payments in the annuity tables in the Contract, we assumed an annual investment rate of 3%. If the actual net investment return of the Variable Sub-Accounts you choose is less than this assumed investment rate, then the dollar amount of your variable income payments will decrease. The dollar amount of your variable income payments will increase, however, if the actual net investment return exceeds the assumed investment rate. The dollar amount of the variable income payments stays level if the net investment return equals the assumed investment rate. Please refer to the Statement of Additional Information for more detailed information as to how we determine variable income payments. We reserve the right to make other annual investment rates available under the Contract.


FIXED INCOME PAYMENTS
We guarantee income payment amounts derived from any Fixed Account Option for the duration of the Income Plan. We calculate the fixed income payments by:

1. deducting any applicable premium tax; and

2. applying the resulting amount to the greater of (a)

                                 22 PROSPECTUS
the appropriate value from the income payment table in your Contract, or (b) such other value as we are offering at that time.

We may defer making fixed income payments for a period of up to 6 months or such shorter time state law may require. If we defer payments for 30 days or more, we will pay interest as required by law from the date we receive the withdrawal request to the date we make payment.


INCOME BENEFIT COMBINATION OPTION 2
You have the option to add Income Benefit Combination Option 2 to your Contract. Please note that once you have selected an optional income benefit your ability to select a different option may be limited. Please consult with your Financial Advisor concerning any such limitations before selecting any option. Further, if you select another option, the benefits under the new option on the date we issue the new option will equal the Contract Value. You will not retain or transfer the benefits of the earlier option. Please consult with your Financial Advisor concerning the effect of selecting a different option before doing so. We may discontinue offering these options at any time. We sometimes refer to this as the "Best of the Best Income Benefit".

This Option guarantees that the amount you apply to an Income Plan will not be less than the income base ("Income Base") (which is the greater of Income Base A or Income Base B), described below.

ELIGIBILITY. If you select the Income Benefit Combination Option 2, the highest age of any Contract owner and Annuitant as of the date we receive the completed application or the date we receive the written request to add the rider, whichever is later, cannot exceed age 75. To qualify for this benefit, you must meet the following conditions as of the Payout Start Date:

.. You must elect a payout Start Date that is on or after the 10th anniversary of the date we issued the rider for this Option (the "Rider Date");

.. The Payout Start Date must occur during the 30 day period following a Contract
  Anniversary.

.. You must apply the Income Base to fixed income payments or variable income payments as we may permit from time to time. Currently, you must elect to receive fixed income payments, which will be calculated using the appropriate Guaranteed Income Payment Table provided in your Contract;

.. The Income Plan you have selected must provide for payments guaranteed for either a single life or joint lives with a specified period of at least:

  1. 10 years, if the youngest Annuitant's age is 80 or less on the date the amount is applied; or

  2. 5 years, if the youngest Annuitant's age is greater than 80 on the date the amount is applied.

 If your current Contract Value is higher than the value calculated under Income Benefit Combination Option 2, you can apply the Contract Value to any Income Plan. The Income Benefit Combination Option 2 may not be available in all states.


INCOME BASE
The Income Base is the greater of Income Base A or Income Base B.

The Income Base is used solely for the purpose of calculating the guaranteed income benefit under this Option ("guaranteed income benefit") and does not provide a Contract Value or guarantee performance of any investment option.

INCOME BASE A. On the Rider Date, Income Base A is equal to the Contract Value. After the Rider Date, we recalculate Income Base A as follows on the Contract Anniversary and when a purchase payment or withdrawal is made. For purchase payments, Income Base A is equal to the most recently calculated Income Base A plus the purchase payment. For withdrawals, Income Base A is equal to the most recently calculated Income Base A reduced by a withdrawal adjustment (described below). On each Contract Anniversary, Income Base A is equal to the greater of the Contract Value or the most recently calculated Income Base A.

In the absence of any withdrawals or purchase payments, Income Base A will be the greatest of the Contract Value on the Rider Date and all Contract Anniversary Contract Values between the Rider Date and the Payout Start Date.

We will recalculate Income Base A as described above until the first Contract Anniversary after the 85th birthday of the oldest Contract owner or Annuitant (if the Contract owner is not a natural person). After age 85, we will only recalculate Income Base A to reflect additional purchase payments and withdrawals.

INCOME BASE B. On the Rider Date, Income Base B is equal to the Contract Value. After the Rider Date, Income Base B plus any subsequent purchase payments and less a withdrawal adjustment (described below) for any subsequent withdrawals will accumulate daily at a rate equivalent to 5% per year until the first Contract Anniversary after the 85th birthday of the oldest Contract owner or Annuitant (if the Contract owner is not a natural person).

WITHDRAWAL ADJUSTMENT. The withdrawal adjustment is equal to (1) divided by (2), with the result multiplied by (3) where:

1) = the withdrawal amount

2) = the Contract Value immediately prior to the withdrawal, and

3) = the most recently calculated Income Base

The guaranteed income benefit amount is determined by applying the Income Base less any applicable taxes to the guaranteed rates for the Income Plan you elect. The

                                 23 PROSPECTUS

Income Plan you elect must satisfy the conditions described above.

As described above, you may currently apply the Income Base only to receive period certain fixed income payments. If, however, you apply the Contract Value and not the Income Base to an Income Plan, then you may select fixed and/or variable income payments under any Income Plan we offer at that time. If you expect to apply your Contract Value to variable and/or fixed income payment options, or you expect to apply your Contract Value to current annuity payment rates then in effect, electing the Income Benefit Combination Option 2 may not be appropriate.

You may also elect the Income and Death Benefit Combination Option 2 which combines the features of the Income Benefit Combination Option 2 with the features of the Death Benefit Combination Option (described on page 25).

CERTAIN EMPLOYEE BENEFIT PLANS
The Contracts offered by this prospectus contain income payment tables that provide for different payments to men and women of the same age, except in states that require unisex tables. We reserve the right to use income payment tables that do not distinguish on the basis of sex to the extent permitted by law. In certain employment-related situations, employers are required by law to use the same income payment tables for men and women. Accordingly, if the Contract is to be used in connection with an employment-related retirement or benefit plan and we do not offer unisex annuity tables in your state, you should consult with legal counsel as to whether the purchase of a Contract is appropriate.


DEATH BENEFITS
--------------------------------------------------------------------------------

We will pay a death benefit if, prior to the Payout Start Date:

1. any Contract owner dies, or

2. the Annuitant dies.

We will pay the death benefit to the new Contract owner who is determined upon receipt of due proof of death. The new Contract owner ("New Owner") would be the surviving Contract owner(s) or, if none, the Beneficiary(ies). In the case of the death of an Annuitant, we will pay the death benefit to the current Contract owner.

A request for payment of the death benefit must include "DUE PROOF OF DEATH." We will accept the following documentation as Due Proof of Death:

.. a certified copy of a death certificate,

.. a certified copy of a decree of a court of competent jurisdiction as to the finding of death, or

.. any other proof acceptable to us.


DEATH BENEFIT AMOUNT
Prior to the Payout Start Date, if we receive a complete request for payment of the death benefit within 180 days of the date of death, the death benefit is equal to the greatest of:

1. the Contract Value as of the date we determine the death benefit, or

2. the sum of all purchase payments made less any amounts deducted in connection with partial withdrawals (including any applicable withdrawal charges or premium taxes), or

3. the Contract Value on the most recent DEATH BENEFIT ANNIVERSARY prior to the date we determine the death benefit, plus any purchase payments and less any withdrawals, and less any amounts deducted in connection with any partial withdrawals since that Death Benefit Anniversary.

If we do not receive a complete request for payment of the death benefit within 180 days of the date of death, the death benefit is equal to the Contract Value as of the date we determine the death benefit. We reserve the right to waive the 180 day limit on a non-discriminatory basis.

A "Death Benefit Anniversary" is every 6th Contract Anniversary beginning with the 6th Contract Anniversary. For example, the 6th, 12th and 18th Contract Anniversaries are the first three Death Benefit Anniversaries.

We will determine the value of the death benefit as of the end of the Valuation Date on which we receive a complete request for payment of the death benefit. If we receive a request after 3:00 p.m. Central Time on a Valuation Date, we will process the request as of the end of the following Valuation Date.


DEATH BENEFIT OPTIONS
The Performance Death Benefit Option, Death Benefit Combination Option, the Income and Death Benefit Combination Option 2 and the Enhanced Earnings Death Benefit Plus Option are optional benefits that you may elect. Please note that once you have selected an optional income or death benefit (each, own "Option") your ability to select a different option may be limited. Please consult with your Financial Advisor concerning any such limitations before selecting any option. Further, if you select another option, the benefits under the new option on the date we issue the new option will equal the Contract Value. You will not retain or transfer the benefits of the earlier option. Please consult with your Financial Advisor concerning the effect of selecting a different option before doing so. We may discontinue the offering of these options at any time.

If the Contract owner is a natural person, these death benefit options apply only on the death of the Contract

                                 24 PROSPECTUS
owner. If the Contract owner is not a natural person, these options apply only on the death of the Annuitant. For Contracts with a death benefit option, the death benefit will be the greater of (1) through (3) above, or (4) the death benefit option you selected. If we do not receive a complete request for settlement of the death benefit within 180 days of the date of death, the death benefit option will not apply and the death benefit will be equal to the Contract Value as of the date we determine the death benefit. The death benefit options may not be available in all states.


PERFORMANCE DEATH BENEFIT OPTION
The Performance Death Benefit on the date we issue the rider for this option ("Rider Date") is equal to the Contract Value. On each Contract Anniversary, we will recalculate your Performance Death Benefit to equal the greater of your Contract Value on that date, or the most recently calculated Performance Death Benefit.

We also will recalculate your Performance Death Benefit whenever you make an additional purchase payment or a partial withdrawal. Additional purchase payments will increase the Performance Death Benefit dollar-for-dollar. Withdrawals will reduce the Performance Death Benefit by an amount equal to: (i) the Performance Death Benefit immediately before the withdrawal, multiplied by
(ii) the ratio of the withdrawal amount to the Contract Value just before the withdrawal.

In the absence of any withdrawals or purchase payments, the Performance Death Benefit will be the greatest of the Contract Value on the Rider Date and all Contract Anniversary Contract Values on or before the date we calculate the death benefit.

We will recalculate the Performance Death Benefit as described above until the oldest Contract owner (the Annuitant, if the owner is not a natural person), attains age 85. After age 85, we will recalculate the Performance Death Benefit only to reflect additional purchase payments and withdrawals.

If you select the Performance Death Benefit Option, the highest age of any Contract owner and Annuitant as of the date we receive the completed application, or the date we receive the written request to add the rider, whichever is later, cannot exceed age 80.

DEATH BENEFIT COMBINATION OPTION. If you select the Death Benefit Combination Option, the death benefit payable will be the greater of the death benefits provided by Death Benefit A or Death Benefit B. Death Benefit B is the Performance Death Benefit Option described above. Death Benefit A is only available through the Death Benefit Combination Option. We sometimes refer to the Death Benefit Combination Option as the "Best of the Best" death benefit option.

DEATH BENEFIT A. Death Benefit A on the date we issue the rider for this option ("Rider Date") is equal to the Contract Value. On the first Contract Anniversary after the Rider Date, Death Benefit A is equal to the Contract Value on the Rider Date plus interest which will accumulate daily at a rate equivalent to 5% per year for the portion of the year since the Rider Date. On each subsequent Contract Anniversary, we will multiply Death Benefit A as of the prior Contract Anniversary by 1.05. This results in an increase of 5% annually.

We will recalculate Death Benefit A as described above, but not beyond the Contract Anniversary preceding the oldest Contract owner's (the Annuitant, if the owner is not a natural person), 85th birthday. For all ages, we will recalculate Death Benefit A on each Contract Anniversary, or upon receipt of a death claim, as follows:

.. We will reduce the Death Benefit A by a withdrawal adjustment (as described above under Performance Death Benefit Option) for any withdrawals since the prior Contract Anniversary; and

.. We will increase Death Benefit A by any additional purchase payments since the prior Contract Anniversary.

If you select the Death Benefit Combination Option, the highest age of any owner and Annuitant as of the date we receive the completed application, or the date we receive the written request to add the rider, whichever is later, cannot exceed age 80.

INCOME AND DEATH BENEFIT COMBINATION OPTION 2. You may also elect the Income and Death Benefit Combination Option 2 which combines the features of the Income Benefit Combination Option (described on page 23) with the features of the Death Benefit Combination Option. We sometimes refer to this as the "Best of the Best Income and Death Benefit Combo".

If you select the Income and Death Benefit Combination Option 2, the highest age of any owner and Annuitant as of the date we receive the completed application, or the date we receive the written request to add the rider, whichever is later, cannot exceed age 75.

The Income and Death Benefit Combination Option 2 is not available in the state of Washington. On or about July 1, 2002, in the state of Washington only, we will offer the Income and Performance Death Benefit Combination Option which combines the features of the Income Benefit Combination Option 2 with the features of the Performance Death Benefit Option. The mortality and expense risk charge for the Income and Death Benefit Combination Option is an additional 0.43%.

If you select the Income and Performance Death Benefit Combination Option, the highest age of any owner and Annuitant, as of the date we receive the completed application, or the date we receive a written request to add the rider, whichever is later, cannot exceed age 75.

ENHANCED EARNINGS DEATH BENEFIT PLUS OPTION

 If the oldest Contract owner (or Annuitant, if the Contract owner is a non-natural person) is age 75 or

                                 25 PROSPECTUS

younger as of the Rider Application Date, you may elect the Enhanced Earnings Death Benefit Plus Option. The Enhanced Earnings Death Benefit Plus Option is not available for purchase with any IRA at this time. You may elect the Enhanced Earnings Death Benefit Plus Option alone or together with any other death and/or income benefit option offered under the Contract. The Enhanced Earnings Death Benefit Plus Option may not be available in all states. We may discontinue offering this option at any time.

The Enhanced Earnings Death Benefit Plus Option and the charge for this option will terminate upon the change of Contract owner (or Annuitant, if the Contract owner is a non-natural person) for reasons other than death.

 Under the Enhanced Earnings Death Benefit Plus Option, if the oldest Contract owner (or Annuitant, if the Contract owner is a non-natural person) is age 55 or younger on the Rider Application Date, the death benefit is increased by

.. the lesser of 100% of In-Force Premium, excluding purchase payments made after the Rider Date and in the twelve month period immediately preceding the date of death of the Contract owner (or Annuitan, if the Contract owner is a non-natural person) or 50% of In-Force Earnings.

If the oldest Contract owner (or the Annuitant, if the Contract owner is a non-natural person) is between the ages of 56 and 65 on the date we receive the completed application or the date we receive the written request to add this option, whichever is later, the death benefit is increased by:

.. the lesser of 80% of In-Force Premium, excluding purchase payments made after the Rider Date and in the twelve month period immediately preceding the date of death of the Contract owner ( or Annutitant, if the Contract owner is a non-natural person) or 40% of In-Force Earnings.

If the oldest Contract owner (or the Annuitant, if the Contract owner is a non-natural person) is between the ages of 66 and 75 on the date we receive the completed application or the date we receive the written request to add this option, whichever is later, the death benefit is increased by:

.. the lesser of 50% of In-Force Premium, excluding purchase payments made after the Rider Date and in the twelve month period immediately preceding the date of death of the Contract owner (or Annuitant, if the Contract owner is a non-natural person) or 25% of In-Force Earnings.

For purpose of calculating the Enhanced Earnings Death Benefit Plus, the following definitions apply:

  IN-FORCE PREMIUM equals the Contract Value on the date the Enhanced Earnings Death Benefit Plus Option is made part of your Contract ("Rider Date") plus all purchase payments made after the Rider Date less the sum of all Excess-of-Earnings Withdrawals after the Rider Date. If the Rider Date is the same as the Issue Date, then the Contract Value on the Rider Date is equal to your initial purchase payment.

  IN-FORCE EARNINGS equal the Contract Value minus the In-Force Premium. The In-Force Earnings amount will never be less than zero.

  AN EXCESS-OF-EARNINGS WITHDRAWAL is the amount of a withdrawal in excess of the In-Force Earnings in the Contract immediately prior to the withdrawal.

We will calculate the Enhanced Earnings Death Benefit Plus Option as of the date we receive Due Proof of Death. We will pay the Enhanced Earnings Death Benefit Plus with the death benefit as described under "Death Benefit Payments" below.

The value of the Enhanced Earnings Death Benefit Plus largely depends on the amount of earnings that accumulate under your Contract. If you expect to withdraw the earnings from your Contract Value, electing the Enhanced Earnings Death Benefit Plus Option may not be appropriate. For purposes of calculating the Enhanced Earnings Death Benefit Plus, earnings are considered to be withdrawn first before purchase payments. Your Financial Advisor can help you decide if the Enhanced Earnings Death Benefit Plus Option is right for you.

For examples of how the death benefit is calculated under the Enhanced Earnings Death Benefit Plus Option, see Appendix A.


DEATH BENEFIT PAYMENTS
If the New Owner is your spouse, the New Owner may:

1. elect to receive the death benefit in a lump sum, or

2. elect to apply the death benefit to an Income Plan. Payments from the Income Plan must begin within one year of the date of death and must be payable throughout:

.. the life of the New Owner;

.. for a guaranteed number of payments from 5 to 50 years, but not to exceed the life expectancy of the New Owner; or

.. over the life of the New Owner with a guaranteed number of payments from 5 to 30 years but not to exceed the life expectancy of the New Owner.

If your spouse does not elect one of the options above, the Contract will continue in the Accumulation Phase as if the death had not occurred. If the contract is continued in the Accumulation Phase, the following restrictions apply:

  On the date the Contract is continued, the Contract Value will equal the amount of the death benefit as determined as of the Valuation Date on which we receive the complete request for settlement of the death benefit (the next Valuation Date, if we receive the complete request for settlement of the death benefit after 3:00 p.m. Central Time). Unless otherwise instructed by the continuing spouse, the

                                 26 PROSPECTUS
  excess, if any, of the death benefit over the Contract
  Value will be allocated to the Sub-Accounts of the Variable Account. This excess will be allocated in proportion to your Contract Value in those Sub-Accounts as of the end of the Valuation Date that we receive the complete request for settlement of the death benefit except that any portion of this excess attributable to the Fixed Account Options will be allocated to the Money Market Variable Sub-Account. Within 30 days of the date the Conract is continued, your surviving spouse may choose one of the following transfer alternatives without incurring a transfer fee:

   (i)  transfer all or a portion of the excess among the Variable Sub-Accounts;

   (ii) transfer all or a portion of the excess into the Basic Dollar Cost Averaging Program; or

   (iii)transfer all or a portion of the excess into a combination of Variable Sub-Accounts and the Basic Dollar Cost Averaging Program.

Any such transfer does not count as one of the free transfers allowed each Contract Year and is subject to any minimum allocation amount specified in your Contract.

The surviving spouse may make a single withdrawal of any amount within one year of the date of your death without incurring a withdrawal charge.

If you elected the Enhanced Earnings Death Benefit Plus Option, and your spouse continues the Contract as described above, the Enhanced Earnings Death Benefit Plus Option and the daily charge for this Option will terminate if your spouse is over age 75 on the date the contract is continued, or if your spouse elects to terminate the Option.

If the Enhanced Earnings Death Benefit Plus Option is not terminated, on the date the Contract is continued, the Rider Date for this Option will be reset to the date the Contract is continued ("new Rider Date"). The age of the oldest Contract owner on the new Rider Date will be used to determine Enhanced Earnings Death Benefit Plus after the new Rider Date. Also, the age of the oldest Contract owner on the new Rider Date will be used to determine the mortality and expense risk charge for the Option after the new Rider Date. If the Contract is continued in the Accumluation Phase, the surviving spouse may make a single withdrawal of any amount within one year of the date of death without incurring a withdrawal charge.

Only one spousal continuation is allowed under this Conract.

If the New Owner is not your spouse but is a natural person, or if there are multiple natural-person new owners, the New Owner may:

1. elect to receive the death benefit in a lump sum, or

2. elect to apply the death benefit to an Income Plan. Payments from the Income Plan must begin within one of the date of death and must be payable throughout:

.. the life of the New Owner;

.. for a guaranteed number of payments from 5 to 50 years, but not to exceed the life expectancy of the New Owner; or

.. over the life of the New Owner with a guaranteed number of payments from 5 to 30 years but not to exceed the life expectancy of the New Owner.

If the New Owner does not elect one of the options above, then the New Owner must receive the Contract Value payable within 5 years of your date of death.
 The Contract Value will equal the amount of the death benefit as determined as of the Valuation Date on which we receive the complete request for settlement of the death benefit (the next Valuation Date, if we receive the complete request for settlement of the death benefit after 3:00 p.m. Central Time). Unless otherwise instructed by the New Owner, the excess, if any, of the death benefit over the Contract Value will be allocated to the Money Market Variable Sub-Account. The New Owner may exercise all rights as set forth in the Transfers section during this 5 year period.

No additional purchase payments may be added to the Contract under this election. Withdrawal Charges will be waived for any withdrawals made during this 5 year period.

If the New Owner dies prior to the receiving all of the Contract Value, then the New Owner's named beneficiary(ies) will receive the remaining Contract Value.
 This amount must be received as a lump sum within 5 years of the date of the original Owner's death.

We reserve the right to offer additional options upon the death of Owner.

If the New Owner is a corporation, trust, or other non-natural person:

  (a) The New Owner may elect to receive the death benefit in a lump sum; or

  (b) If the New Owner does not elect the option above, then the New Owner must receive the Contract Value payable within 5 years of your date of death.

The Contract Value will equal the amount of the death benefit as determined as of the end of the Valuation Date on which we receive the complete request for settlement of the death benefit (the next Valuation Date, if we receive the request after 3:00 p.m. Central Time). Unless otherwise instructed by the New Owner, the excess, if any, of the death benefit over the Contract Value will be allocated to the Money Market Variable Sub-Account. The New Owner may exercise all rights as set forth in the Transfers provision during this 5 year period.No additional purchase payments may be added to the Contract under this election. Withdrawal Charges will be waived during this 5 year period.

                                 27 PROSPECTUS

We reserve the right to offer additional options upon the death of Owner.

If any New Owner is a non-living person, all New Owners will be considered to be non-living persons for the above purposes.

Under any of these options, all ownership rights, subject to any restrictions previously placed upon the Beneficiary, are available to the New Owner from the date of your death to the date on which the death proceeds are paid.


DEATH OF ANNUITANT
If the Annuitant who is not also the Contract owner dies prior to the Payout Start Date and the Contract owner is a living person, then the Contract will continue with a new Annuitant as designated by the Contract owner.

If the Annuitant who is not also the Contract owner dies prior to the Payout Start Date and the Contract owner is a non-natural person, the following apply:

  (a) The Contract owner may elect to receive the death benefit in a lump sum;
or

  (b) If the Contract owner does not elect the above option, then the Owner must receive the Contract Value payable within 5 years of the Annuitant's date of death.

 On the date we receive the complete request for settlement of the death benefit, the Contract Value under this option will be the death benefit. Unless otherwise instructed by the Contract owner, the excess, if any, of the death benefit over the Contract Value will be allocated to the Money Market Variable Sub-Account. The Contract owner may then exercise all rights as set forth in the Transfers section during this 5 year period.

No additional purchase payments may be added to the Contract under this election. Withdrawal charges will be waived during this 5 year period.

We reserve the right to offer additional options upon Death of Annuitant.

The Contract Owner has 60 days from the date the company receives Due Proof of Death to select an Income Plan without incurring a tax on the entire gain in the Contract. If the Contract Owner elects to continue the Contract they will be taxed on the entire gain in the Contract computed on the date of continuance.
 We are required to report such gain to the IRS as income to the Contract Owner. An additional 10% federal tax penalty may apply if the Contract Owner is under age 591/2. Any amount included in the Contract Owner's gross income as a result of a Contract continuance will increase the investment in the Contract for future distributions.




MORE INFORMATION
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NORTHBROOK
Northbrook is the issuer of the Contract. Northbrook is a stock life insurance company organized under the laws of the State of Arizona in 1998. Previously, from 1978 to 1998, Northbrook was organized under the laws of the State of Illinois. Northbrook is currently licensed to operate in all states (except New
York), the District of Columbia, and Puerto Rico. We intend to offer the Contract in those jurisdictions in which we are licensed. Our headquarters are located at 3100 Sanders Road, Northbrook, Illinois, 60062.

Northbrook is a wholly owned subsidiary of Allstate Life Insurance Company ("Allstate Life"), an Illinois stock life insurance company.

Allstate Life is a wholly owned subsidiary of Allstate Insurance Company, an Illinois stock property-liability insurance company. All of the outstanding capital stock of Allstate Insurance Company is owned by The Allstate Corporation.

Northbrook and Allstate Life entered into a reinsurance agreement effective December 31, 1987. Under the reinsurance agreement, Allstate Life reinsures all of Northbrook's liabilities under the Contracts. The reinsurance agreement provides us with financial backing from Allstate Life. However, it does not create a direct contractual relationship between Allstate Life and you.

In other words, the obligations of Allstate Life under the reinsurance agreement are to Northbrook; Northbrook remains the sole obligor under the Contract to you.

Independent rating agencies regularly evaluate life insurers' claims-paying ability, quality of investments, and overall stability. A.M. Best Company assigns an A+ (Superior) financial strength rating to Allstate Life, which results in an A+r rating to Northbrook due to the reinsurance agreement with Allstate Life mentioned above. Standard & Poor's assigns an AA+ (Very Strong) financial strength rating and Moody's Investors Service assigns an Aa2 (Excellent) financial strength rating to Northbrook, sharing the same ratings of its parent, Allstate Life. These ratings do not reflect the investment performance of the Variable Account. We may from time to time advertise these ratings in our sales literature.


THE VARIABLE ACCOUNT
Northbrook established the Northbrook Variable Annuity Account II on May 8, 1990. We have registered the Variable Account with the SEC as a unit investment


                                 28 PROSPECTUS
trust. The SEC does not supervise the management of the Variable Account or Northbrook.

We own the assets of the Variable Account. The Variable Account is a segregated asset account under Arizona insurance law. That means we account for the Variable Account's income, gains, and losses separately from the results of our other operations. It also means that only the assets of the Variable Account that are in excess of the reserves and other Contract liabilities with respect to the Variable Account are subject to liabilities relating to our other operations. Our obligations arising under the Contracts are general corporate obligations of Northbrook.

The Variable Account consists of multiple Variable Sub-Accounts each of which invests in a corresponding portfolio. We may add new Variable Sub-Accounts or eliminate one or more of them, if we believe marketing, tax, or investment conditions so warrant. We do not guarantee the investment performance of the Variable Account, its Sub-Accounts or the Portfolios. We may use the Variable Account to fund our other annuity contracts. We will account separately for each type of annuity contract funded by the Variable Account.


THE PORTFOLIOS
DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS. We automatically reinvest all dividends and capital gains distributions from the Portfolios in shares of the distributing Portfolio at their net asset value.

VOTING PRIVILEGES. As a general matter, you do not have a direct right to vote the shares of the Portfolios held by the Variable Sub-Accounts to which you have allocated your Contract Value. Under current law, however, you are entitled to give us instructions on how to vote those shares on certain matters. Based on our present view of the law, we will vote the shares of the Portfolios that we hold directly or indirectly through the Variable Account in accordance with instructions that we receive from Contract owners entitled to give such instructions.

As a general rule, before the Payout Start Date, the Contract owner or anyone with a voting interest is the person entitled to give voting instructions. The number of shares that a person has a right to instruct will be determined by dividing the Contract Value allocated to the applicable Variable Sub-Account by the net asset value per share of the corresponding Portfolio as of the record date of the meeting. After the Payout Start Date the person receiving income payments has the voting interest. The payee's number of votes will be determined by dividing the reserves for such Contract allocated to the applicable Variable Sub-Account by the net asset value per share of the corresponding Portfolio as of the record date of the meeting. The votes decrease as income payments are made and as the reserves for the Contract decrease.

We will vote shares attributable to Contracts for which we have not received instructions, as well as shares attributable to us, in the same proportion as we vote shares for which we have received instructions, unless we determine that we may vote such shares in our own discretion. We will apply voting instructions to abstain on any item to be voted upon on a pro rata basis to reduce the votes eligible to be cast.

We reserve the right to vote Portfolio shares as we see fit without regard to voting instructions to the extent permitted by law. If we disregard voting instructions, we will include a summary of that action and our reasons for that action in the next semi-annual financial report we send to you.

CHANGES IN PORTFOLIOS. We reserve the right, subject to any applicable law, to make additions to, deletions from or substitutions for the Portfolio shares held by any Variable Sub-Account. If the shares of any of the Portfolios are no longer available for investment by the Variable Account or if, in our judgment, further investment in such shares is no longer desirable in view of the purposes of the Contract, we may eliminate that Portfolio and substitute shares of another eligible investment fund. Any substitution of securities will comply with the requirements of the Investment Company Act of 1940. We also may add new Variable Sub-Accounts that invest in additional mutual funds. We will notify you in advance of any change.

CONFLICTS OF INTEREST. Certain of the Portfolios sell their shares to separate accounts underlying both variable life insurance and variable annuity contracts.

It is conceivable that in the future it may be unfavorable for variable life insurance separate accounts and variable annuity separate accounts to invest in the same Portfolio. The boards of directors or trustees of these Portfolios monitor for possible conflicts among separate accounts buying shares of the Portfolios. Conflicts could develop for a variety of reasons. For example, differences in treatment under tax and other laws or the failure by a separate account to comply with such laws could cause a conflict. To eliminate a conflict, a Portfolio's board of directors or trustees may require a separate account to withdraw its participation in a Portfolio. A Portfolio's net asset value could decrease if it had to sell investment securities to pay redemption proceeds to a separate account withdrawing because of a conflict.


THE CONTRACT
The Contracts are distributed exclusively by their principal underwriter, Morgan Stanley DW Inc. Morgan Stanley DW, a wholly owned subsidiary of Morgan Stanley Dean Witter & Co., is located at 1585 Broadway, New York, New York 10036. Morgan Stanley DW is a member of the New York Stock Exchange and the National Association of Securities Dealers, Inc.

We may pay up to a maximum sales commission of 2.0% of purchase payments and an annual sales administration expense of up to 1.5% of the average net assets of the Contracts to Morgan Stanley DW. In addition, Morgan

                                 29 PROSPECTUS

Stanley DW may pay annually to its representatives, from its profits a persistency bonus that will take into account among other things, the length of time purchase payments have been held under the Contract and Contract Values.

ADMINISTRATION. We have primary responsibility for all administration of the Contracts and the Variable Account.

We provide the following administrative services, among others:

.. issuance of the Contracts;

.. maintenance of Contract owner records;

.. Contract owner services;

.. calculation of unit values;

.. maintenance of the Variable Account; and

.. preparation of Contract owner reports.



We will send you Contract statements at least annually prior to the Payout Start Date. Contract statements are currently being sent on a quarterly basis. You should notify us promptly in writing of any address change. You should read your statements and confirmations carefully and verify their accuracy. You should contact us promptly if you have a question about a periodic statement. We will investigate all complaints and make any necessary adjustments retroactively, but you must notify us of a potential error within a reasonable time after the date of the questioned statement. If you wait too long, we will make the adjustment as of the date that we receive notice of the potential error.

We also will also provide you with additional periodic and other reports, information and prospectuses as may be required by federal securities laws.


QUALIFIED PLANS
If you use the Contract with a qualified plan, the plan may impose different or additional conditions or limitations on withdrawals, waivers of withdrawal charges, death benefits, Payout Start Dates, income payments, and other Contract features. In addition, adverse tax consequences may result if qualified plan limits on distributions and other conditions are not met. Please consult your qualified plan administrator for more information.


LEGAL MATTERS
Foley & Lardner, Washington, D.C., has advised Northbrook on certain federal securities law matters. All matters of state law pertaining to the Contracts, including the validity of the Contracts and Northbrook's right to issue such Contracts under state insurance law, have been passed upon by Michael J. Velotta, General Counsel of Northbrook.

                                  30 PROSPECTUS

TAXES
--------------------------------------------------------------------------------

THE FOLLOWING DISCUSSION IS GENERAL AND IS NOT INTENDED AS TAX ADVICE. NORTHBROOK MAKES NO GUARANTEE REGARDING THE TAX TREATMENT OF ANY CONTRACT OR TRANSACTION INVOLVING A CONTRACT.

Federal, state, local and other tax consequences of ownership or receipt of distributions under an annuity contract depend on your individual circumstances. If you are concerned about any tax consequences with regard to your individual circumstances, you should consult a competent tax adviser.


TAXATION OF NORTHBROOK LIFE INSURANCE COMPANY
Northbrook is taxed as a life insurance company under Part I of Subchapter L of the Internal Revenue Code. Since the Variable Account is not an entity separate from Northbrook, and its operations form a part of Northbrook, it will not be taxed separately. Investment income and realized capital gains of the Variable Account are automatically applied to increase reserves under the Contract. Under existing federal income tax law, Northbrook believes that the Variable Account investment income and capital gains will not be taxed to the extent that such income and gains are applied to increase the reserves under the Contract. Accordingly, Northbrook does not anticipate that it will incur any federal income tax liability attributable to the Variable Account, and therefore Northbrook does not intend to make provisions for any such taxes. If Northbrook is taxed on investment income or capital gains of the Variable Account, then Northbrook may impose a charge against the Variable Account in order to make provision for such taxes.


TAXATION OF ANNUITIES IN GENERAL
TAX DEFERRAL. Generally, you are not taxed on increases in the Contract Value until a distribution occurs. This rule applies only where:

1. the Contract Owner is a natural person,

2. the investments of the Variable Account are "adequately diversified" according to Treasury Department regulations, and

3. Northbrook is considered the owner of the Variable Account assets for federal income tax purposes.

NON-NATURAL OWNERS. As a general rule, annuity contracts owned by non-natural persons such as corporations, trusts, or other entities are not treated as annuity contracts for federal income tax purposes. The income on such contracts does not enjoy tax deferral and is taxed as ordinary income received or accrued by the owner during the taxable year.

EXCEPTIONS TO THE NON-NATURAL OWNER RULE. There are several exceptions to the general rule that annuity contracts held by a non-natural owner are not treated as annuity contracts for federal income tax purposes. contracts will generally be treated as held by a natural person if the nominal owner is a trust or other entity which holds the contract as agent for a natural person. However, this special exception will not apply in the case of an employer who is the nominal owner of an annuity contract under a non-qualified deferred compensation arrangement for its employees. Other exceptions to the non-natural owner rule are: (1) contracts acquired by an estate of a decedent by reason of the death of the decedent; (2) certain qualified contracts; (3) contracts purchased by employers upon the termination of certain qualified plans; (4) certain contracts used in connection with structured settlement agreements, and (5) immediate annuity contracts, purchased with a single premium, when the annuity starting date is no later than a year from purchase of the annuity and substantially equal periodic payments are made, not less frequently than annually, during the annuity period.

DIVERSIFICATION REQUIREMENTS. For a Contract to be treated as an annuity for federal income tax purposes, the investments in the Variable Account must be "ADEQUATELY DIVERSIFIED" consistent with standards under Treasury Department regulations. If the investments in the Variable Account are not adequately diversified, the Contract will not be treated as an annuity contract for federal income tax purposes. As a result, the income on the Contract will be taxed as ordinary income received or accrued by the Contract Owner during the taxable year. Although Northbrook does not have control over the Portfolios or their investments, we expect the Portfolios to meet the diversification requirements.

OWNERSHIP TREATMENT. The IRS has stated that a contract owner will be considered the owner of separate account assets if he possesses incidents of ownership in those assets, such as the ability to exercise investment control over the assets. At the time the diversification regulations were issued, the Treasury Department announced that the regulations do not provide guidance concerning circumstances in which investor control of the separate account investments may cause a contract owner to be treated as the owner of the separate account. The Treasury Department also stated that future guidance would be issued regarding the extent that owners could direct sub-account investments without being treated as owners of the underlying assets of the separate account.

Your rights under the Contract are different than those described by the IRS in rulings in which it found that contract owners were not owners of separate account assets. For example, you have the choice to allocate premiums and Contract Values among a broader selection of investment alternatives. Also, you may be able to transfer among investment alternatives more frequently than in such rulings. These differences could result in you


                                  31 PROSPECTUS
being treated as the owner of the Variable Account. If this occurs, income and gain from the Variable Account assets would be includible in your gross income. Northbrook does not know what standards will be set forth in any regulations or rulings which the Treasury Department may issue. It is possible that future standards announced by the Treasury Department could adversely affect the tax treatment of your Contract. We reserve the right to modify the Contract as necessary to attempt to prevent you from being considered the federal tax owner of the assets of the Variable Account. However, we make no guarantee that such modification to the Contract will be successful.

TAXATION OF PARTIAL AND FULL WITHDRAWALS. If you make a partial withdrawal under a non-qualified Contract, amounts received are taxable to the extent the Contract Value, without regard to surrender charges, exceeds the investment in the Contract. The investment in the Contract is the gross premium paid for the contract minus any amounts previously received from the Contract if such amounts were properly excluded from your gross income. If you make a full withdrawal under a non-Qualified Contract, the amount received will be taxable only to the extent it exceeds the investment in the Contract.

TAXATION OF ANNUITY PAYMENTS. Generally, the rule for income taxation of annuity payments received from a non-qualified Contract provides for the return of your investment in the Contract in equal tax-free amounts over the payment period. The balance of each payment received is taxable. For fixed annuity payments, the amount excluded from income is determined by multiplying the payment by the ratio of the investment in the Contract (adjusted for any refund feature or period certain) to the total expected value of annuity payments for the term of the Contract. If you elect variable annuity payments, the amount excluded from taxable income is determined by dividing the investment in the Contract by the total number of expected payments. The annuity payments will be fully taxable after the total amount of the investment in the Contract is excluded using these ratios. The Federal tax treatment of annuity payments is unclear in some respects. As a result, if the IRS should provide further guidance, it is possible that the amount we calculate and report to the IRS as taxable could be different. If you die, and annuity payments cease before the total amount of the investment in the Contract is recovered, the unrecovered amount will be allowed as a deduction for your last taxable year.

WITHDRAWALS AFTER THE PAYOUT START DATE. Federal tax law is unclear regarding the taxation of any additional withdrawal received after the Payout Start Date. It is possible that a greater or lesser portion of such a payment could be taxable than the amount we determine.

DISTRIBUTION AT DEATH RULES. In order to be considered an annuity contract for federal income tax purposes, the Contract must provide:

1. if any Contract Owner dies on or after the Payout Start Date but before the entire interest in the Contract has been distributed, the remaining portion of such interest must be distributed at least as rapidly as under the method of distribution being used as of the date of the Contract Owner's death;

2. if any Contract Owner dies prior to the Payout Start Date, the entire interest in the Contract will be distributed within 5 years after the date of the Contract Owner's death. These requirements are satisfied if any portion of the Contract Owner's interest that is payable to (or for the benefit of) a designated Beneficiary is distributed over the life of such Beneficiary (or over a period not extending beyond the life expectancy of the Beneficiary) and the distributions begin within 1 year of the Contract Owner's death. If the Contract Owner's designated Beneficiary is the surviving spouse of the Contract Owner, the Contract may be continued with the surviving spouse as the new Contract Owner.

3. if the Contract Owner is a non-natural person, then the Annuitant will be treated as the Contract Owner for purposes of applying the distribution at death rules. In addition, a change in the Annuitant on a Contract owned by a non-natural person will be treated as the death of the Contract Owner.

TAXATION OF ANNUITY DEATH BENEFITS. Death Benefit amounts are included in income as follows:

1. if distributed in a lump sum, the amounts are taxed in the same manner as a full withdrawal, or

2. if distributed under an Income Plan, the amounts are taxed in the same manner as annuity payments.

PENALTY TAX ON PREMATURE DISTRIBUTIONS. A 10% penalty tax applies to the taxable amount of any premature distribution from a non-Qualified Contract. The penalty tax generally applies to any distribution made prior to the date you attain age 591/2. However, no penalty tax is incurred on distributions:

1. made on or after the date the Contract Owner attains age 591/2,

2. made as a result of the Contract Owner's death or becoming totally disabled,

3. made in substantially equal periodic payments over the Contract Owner's life or life expectancy, or over the joint lives or joint life expectancies of the Contract Owner and the Beneficiary,

4. made under an immediate annuity, or

5. attributable to investment in the Contract before August 14, 1982.

You should consult a competent tax advisor to determine how these exceptions may apply to your situation.

SUBSTANTIALLY EQUAL PERIODIC PAYMENTS. With respect to non-Qualified Contracts using substantially equal periodic payments or immediate annuity payments as an exception to the penalty tax on premature distributions,

                                  32 PROSPECTUS
any additional withdrawal or other modification of the payment stream would violate the requirement that payments must be substantially equal. Failure to meet this requirement would mean that the income portion of each payment received prior to the later of 5 years or the Contract Owner's attaining age 591/2 would be subject to a 10% penalty tax unless another exception to the penalty tax applied. The tax for the year of the modification is increased by the penalty tax that would have been imposed without the exception, plus interest for the years in which the exception was used. You should consult a competent tax advisor prior to taking a withdrawal.

TAX FREE EXCHANGES UNDER IRC SECTION 1035. A 1035 exchange is a tax-free exchange of a non-qualified life insurance contract, endowment contract or annuity contract for a new non-qualified annuity contract. The Contract Owner(s) must be the same on the old and new contract. Basis from the old contract carries over to the new contract so long as we receive that information from the relinquishing company. If basis information is never received, we will assume that all exchanged funds represent earnings and will allocate no cost basis to them.

TAXATION OF OWNERSHIP CHANGES. If you transfer a non-Qualified Contract without full and adequate consideration to a person other than your spouse (or to a former spouse incident to a divorce), you will be taxed on the difference between the Contract Value and the investment in the Contract at the time of transfer. Except for certain Qualified Contracts, any amount you receive as a loan under a Contract, and any assignment or pledge (or agreement to assign or pledge) of the Contract Value is taxed as a withdrawal of such amount or portion and may also incur the 10% penalty tax. Currently we do not allow assignments.

AGGREGATION OF ANNUITY CONTRACTS. The Code requires that all non-qualified deferred annuity contracts issued by Northbrook (or its affiliates) to the same Contract Owner during any calendar year be aggregated and treated as one annuity contract for purposes of determining the taxable amount of a distribution.


INCOME TAX WITHHOLDING
Generally, Northbrook is required to withhold federal income tax at a rate of 10% from all non-annuitized distributions. The customer may elect out of withholding by completing and signing a withholding election form. If no election is made, we will automatically withhold the required 10% of the taxable amount. In certain states, if there is federal withholding, then state withholding is also mandatory.

Northbrook is required to withhold federal income tax using the wage withholding rates for all annuitized distributions. The customer may elect out of withholding by completing and signing a withholding election form. If no election is made, we will automatically withhold using married with three exemptions as the default. In certain states, if there is federal withholding, then state withholding is also mandatory.

Election out of withholding is valid only if the customer provides a U.S. residence address and taxpayer identification number.


QUALIFIED CONTRACTS
The income on qualified plan and IRA investments is tax deferred, and the income on variable annuities held by such plans does not receive any additional tax deferral. You should review the annuity features, including all benefits and expenses, prior to purchasing a variable annuity in a qualified plan or IRA. Contracts may be used as investments with certain qualified plans such as:

.. Individual Retirement Annuities or Accounts (IRAs) under Section 408 of the
  Code;

.. Roth IRAs under Section 408A of the Code;

.. Simplified Employee Pension Plans under Section 408(k) of the Code;

.. Savings Incentive Match Plans for Employees (SIMPLE) Plans under Section
  408(p) of the Code;

.. Tax Sheltered Annuities under Section 403(b) of the Code;

.. Corporate and Self Employed Pension and Profit Sharing Plans under Sections
  401 and 403; and

.. State and Local Government and Tax-Exempt Organization Deferred Compensation
  Plans under Section 457.

Northbrook reserves the right to limit the availability of the Contract for use with any of the Qualified Plans listed above or to modify the Contract to conform with tax requirements. The tax rules applicable to participants in such qualified plans vary according to the type of plan and the terms and conditions of the plan itself. Adverse tax consequences may result from certain transactions such as excess contributions, premature distributions, and, distributions that do not conform to specified commencement and minimum distribution rules.

In the case of certain qualified plans, the terms of the plans may govern the right to benefits, regardless of the terms of the Contract.

TAXATION OF WITHDRAWALS FROM A QUALIFIED CONTRACT. If you make a partial withdrawal under a Qualified Contract other than a Roth IRA, the portion of the payment that bears the same ratio to the total payment that the investment in the Contract (i.e., nondeductible IRA contributions, after tax contributions to qualified plans) bears to the Contract Value, is excluded from your income. We do not keep track of nondeductible contributions, and all tax reporting of distributions from Qualified Contracts other than Roth IRAs will indicate that the distribution is fully taxable.

"QUALIFIED DISTRIBUTIONS" from Roth IRAs are not included in gross income. "Qualified distributions" are any distributions made more than five taxable years after

                                 33 PROSPECTUS
the taxable year of the first contribution to any Roth IRA and which are:

.. made on or after the date the Contract Owner attains age 591/2,

.. made to a beneficiary after the Contract Owner's death,

.. attributable to the Contract Owner being disabled, or

.. made for a first time home purchase (first time home purchases are subject to a lifetime limit of $10,000).

"NONQUALIFIED DISTRIBUTIONS" from Roth IRAs are treated as made from contributions first and are included in gross income only to the extent that distributions exceed contributions. All tax reporting of distributions from Roth IRAs will indicate that the taxable amount is not determined.

REQUIRED MINIMUM DISTRIBUTIONS. Generally, qualified plans require minimum distributions upon reaching age 701/2. Failure to withdraw the required minimum distribution will result in a 50% tax penalty on the shortfall not withdrawn from the Contract. Not all income plans offered under the Contract satisfy the requirements for minimum distributions. Because these distributions are required under the Code and the method of calculation is complex, please see a competent tax advisor.

THE DEATH BENEFIT AND QUALIFIED CONTRACTS. Pursuant to the Code and IRS regulations, an IRA (e.g., traditional IRA, Roth IRA, SEP IRA and SIMPLE IRA) may not invest in life insurance contracts. However, an IRA may provide a death benefit that equals the greater of the purchase payments or the Contract Value. The Contract offers a death benefit that in certain circumstances may exceed the greater of the purchase payments or the Contract Value. It is possible that the Death Benefit could be viewed as violating the prohibition on investment in life insurance contracts, with the result that the Contract would not satisfy the requirements of an IRA. We believe that these regulations do not prohibit all forms of optional death benefits; however, at this time we are not allowing the Enhanced Earnings Death Benefit Plus Option to be sold with an IRA.

It is also possible that the certain death benefits that offer enhanced earnings could be characterized as an incidental death benefit. If the death benefit were so characterized, this could result in current taxable income to a Contract Owner. In addition, there are limitations on the amount of incidental death benefits that may be provided under qualified plans, such as in connection with a 403(b) plan.

Northbrook reserves the right to limit the availability of the Contract for use with any of the qualified plans listed above.

PENALTY TAX ON PREMATURE DISTRIBUTIONS FROM QUALIFIED CONTRACTS. A 10% penalty tax applies to the taxable amount of any premature distribution from a Qualified Contract. The penalty tax generally applies to any distribution made prior to the date you attain age 591/2. However, no penalty tax is incurred on distributions:

1. made on or after the date the Contract Owner attains age 591/2,

2. made as a result of the Contract Owner's death or total disability,

3. made in substantially equal periodic payments over the Contract Owner's life or life expectancy, or over the joint lives or joint life expectancies of the Contract Owner and the Beneficiary,

4. made pursuant to an IRS levy,

5. made for certain medical expenses,

6. made to pay for health insurance premiums while unemployed (only applies for IRAs),

7. made for qualified higher education expenses (only applies for IRAs), and

8. made for a first time home purchase (up to a $10,000 lifetime limit and only applies for IRAs).

During the first 2 years of the individual's participation in a SIMPLE IRA, distributions that are otherwise subject to the premature distribution penalty, will be subject to a 25% penalty tax.

You should consult a competent tax advisor to determine how these exceptions may apply to your situation.

SUBSTANTIALLY EQUAL PERIODIC PAYMENTS ON QUALIFIED CONTRACTS. With respect to Qualified Contracts using substantially equal periodic payments as an exception to the penalty tax on premature distributions, any additional withdrawal or other modification of the payment stream would violate the requirement that payments must be substantially equal. Failure to meet this requirement would mean that the income portion of each payment received prior to the later of 5 years or the taxpayer's attaining age 591/2 would be subject to a 10% penalty tax unless another exception to the penalty tax applied. The tax for the year of the modification is increased by the penalty tax that would have been imposed without the exception, plus interest for the years in which the exception was used. You should consult a competent tax advisor prior to taking a withdrawal.

INCOME TAX WITHHOLDING ON QUALIFIED CONTRACTS. Generally, Northbrook is required to withhold federal income tax at a rate of 10% from all non-annuitized distributions that are not considered "ELIGIBLE ROLLOVER DISTRIBUTIONS." The customer may elect out of withholding by completing and signing a withholding election form. If no election is made, we will automatically withhold the required 10% from the taxable amount. In certain states, if there is federal withholding, then state withholding is also mandatory. Northbrook is required to withhold federal income tax at a rate of 20% on all "ELIGIBLE ROLLOVER DISTRIBUTIONS" unless you elect to make a "DIRECT ROLLOVER" of such amounts to an IRA or eligible retirement plan. Eligible rollover distributions generally include all distributions

                                 34 PROSPECTUS
from Qualified Contracts, excluding IRAs, with the exception of:

1. required minimum distributions, or

2. a series of substantially equal periodic payments made over a period of at least 10 years, or,

3. a series of substantially equal periodic payments made over the life (joint lives) of the participant (and beneficiary), or,

4. hardship distributions.

For all annuitized distributions that are not subject to the 20% withholding requirement, Northbrook is required to withhold federal income tax using the wage withholding rates from all annuitized distributions. The customer may elect out of withholding by completing and signing a withholding election form. If no election is made, we will automatically withhold using married with three exemptions as the default. In certain states, if there is federal withholding, then state withholding is also mandatory.

Election out of withholding is valid only if the customer provides a U.S. residence address and taxpayer identification number.

INDIVIDUAL RETIREMENT ANNUITIES. Section 408 of the Code permits eligible individuals to contribute to an individual retirement program known as an Individual Retirement Annuity (IRA). Individual Retirement Annuities are subject to limitations on the amount that can be contributed and on the time when distributions may commence. Certain distributions from other types of qualified plans may be "ROLLED OVER" on a tax-deferred basis into an Individual Retirement Annuity.

ROTH INDIVIDUAL RETIREMENT ANNUITIES. Section 408A of the Code permits eligible individuals to make nondeductible contributions to an individual retirement program known as a Roth Individual Retirement Annuity. Roth Individual Retirement Annuities are subject to limitations on the amount that can be contributed and on the time when distributions may commence.

Subject to certain limitations, a traditional Individual Retirement Account or Annuity may be converted or "ROLLED OVER" to a Roth Individual Retirement Annuity. The income portion of a conversion or rollover distribution is taxable currently, but is exempted from the 10% penalty tax on premature distributions.

SIMPLIFIED EMPLOYEE PENSION PLANS. Section 408(k) of the Code allows eligible employers to establish simplified employee pension plans for their employees using individual retirement annuities. Under these plans the employer may, within specified limits, make deductible contributions on behalf of the employees to the individual retirement annuities. Employers intending to use the Contract in connection with such plans should seek competent tax advice.

SAVINGS INCENTIVE MATCH PLANS FOR EMPLOYEES (SIMPLE PLANS). Sections 408(p) and 401(k) of the Code allow eligible employers with 100 or fewer employees to establish SIMPLE retirement plans for their employees. SIMPLE plans may be structured as a SIMPLE retirement account using an IRA or as a Section 401(k) qualified cash or deferred arrangement. In general, a SIMPLE plan consists of a salary deferral program for eligible employees and matching or nonelective contributions made by employers. Employers intending to use the Contract in conjunction with SIMPLE plans should seek competent tax and legal advice.

TO DETERMINE IF YOU ARE ELIGIBLE TO CONTRIBUTE TO ANY OF THE ABOVE LISTED IRAS (TRADITIONAL, ROTH, SEP, OR SIMPLE), PLEASE REFER TO IRS PUBLICATION 590 AND YOUR COMPETENT TAX ADVISOR.

TAX SHELTERED ANNUITIES. Section 403(b) of the Tax Code provides tax-deferred retirement savings plans for employees of certain non-profit and educational organizations. Under Section 403(b), any contract used for a 403(b) plan must provide that distributions attributable to salary reduction contributions made after 12/31/88, and all earnings on salary reduction contributions, may be made only on or after the date the employee:

.. attains age 591/2,

.. separates from service,

.. dies,

.. becomes disabled, or

.. incurs a hardship (earnings on salary reduction contributions may not be distributed on account of hardship).

These limitations do not apply to withdrawals where Northbrook is directed to transfer some or all of the Contract Value to another 403(b) plan.

CORPORATE AND SELF-EMPLOYED PENSION AND PROFIT SHARING PLANS. Sections 401(a) and 403(a) of the Code permit corporate employers to establish various types of tax favored retirement plans for employees. Self-employed individuals may establish tax favored retirement plans for themselves and their employees. Such retirement plans (commonly referred to as "H.R.10" or "KEOGH") may permit the purchase of annuity contracts.

STATE AND LOCAL GOVERNMENT AND TAX-EXEMPT ORGANIZATION DEFERRED COMPENSATION PLANS. Section 457 of the Code permits employees of state and local governments and tax-exempt organizations to defer a portion of their compensation without paying current taxes. The employees must be participants in an eligible deferred compensation plan. In eligible governmental plans, all assets and income must be held in a trust/ custodial account/annuity contract for the exclusive benefit of the participants and their beneficiaries. To the extent the Contracts are used in connection with a non-governmental eligible plan, employees are considered

                                 35 PROSPECTUS
general creditors of the employer and the employer as owner of the Contract has the sole right to the proceeds of the Contract. Under eligible 457 plans, contributions made for the benefit of the employees will not be includible in the employees' gross income until distributed from the plan.


PERFORMANCE INFORMATION
--------------------------------------------------------------------------------

We may advertise the performance of the Variable Sub-Accounts, including yield and total return information. Yield refers to the income generated by an investment in a Variable Sub-Account over a specified period. Total return represents the change, over a specified period of time, in the value of an investment in a Variable Sub-Account after reinvesting all income distributions.

All performance advertisements will include, as applicable, standardized yield and total return figures that reflect the deduction of insurance charges, the contract maintenance charge, and withdrawal charge. Performance advertisements also may include total return figures that reflect the deduction of insurance charges, but not the contract maintenance or withdrawal charges. The deduction of such charges would reduce the performance shown. In addition, performance advertisements may include aggregate, average, year-by-year, or other types of total return figures.

Performance information for periods prior to the inception date of the Variable Sub-Accounts will be based on the historical performance of the corresponding Portfolios for the periods beginning with the inception dates of the Portfolios and adjusted to reflect current Contract expenses. You should not interpret these figures to reflect actual historical performance of the Variable Account.

We may include in advertising and sales materials tax deferred compounding charts and other hypothetical illustrations that compare currently taxable and tax deferred investment programs based on selected tax brackets. Our advertisements also may compare the performance of our Variable Sub-Accounts with: (a) certain unmanaged market indices, including but not limited to the Dow Jones Industrial Average, the Standard & Poor's 500, and the Shearson Lehman Bond Index; and/or (b) other management investment companies with investment objectives similar to the underlying funds being compared. In addition, our advertisements may include the performance ranking assigned by various publications, including the Wall Street Journal, Forbes, Fortune, Money, Barron's, Business Week, USA Today, and statistical services, including Lipper Analytical Services Mutual Fund Survey, Lipper Annuity and Closed End Survey, the Variable Annuity Research Data Survey, and SEI.


                                  36 PROSPECTUS

APPENDIX A
CALCULATION OF ENHANCED EARNINGS DEATH BENEFIT PLUS AMOUNT
--------------------------------------------------------------------------------

EXAMPLE 1:

Assume that the oldest Owner (or Annuitant if the Contract owner is a non-natural person) is age 55 on the Rider Application Date and elects the Enhanced Earnings Death Benefit Plus Option when the Contract is issued. The Owner makes an initial purchase payment of $100,000. After four years, the Owner dies. On the date Northbrook receives Due Proof of Death, the Contract Value is $125,000. Prior to his death, the Owner did not make any additional purchase payments or take any withdrawals. The calculation is:

(A)  Contract Value:                                                 $125,000.00

(B)  Total Purchase Payments                                         $100,000.00

(C)  Total Excess-of-Earnings Withdrawals:                                 $0.00

(D)  In-Force Premium:                     (D) = (B) - (C)           $100,000.00

(E)  In-Force Earnings:                    (E) = (A) - (D)            $25,000.00

(F)   Cap:                                 (F) = 100% x (D)          $100,000.00

(G)  Enhanced Earnings Death Benefit Plus*:(G) = MIN [50% x (E);(F)]  $12,500.00

*If the oldest Owner (or Annuitant if the Contract owner is a non-natural person) had been between the ages of 56 and 65 on the Rider Application Date, the Enhanced Earnings Death Benefit Plus benefit would be 40% of the In-Force Earnings ($10,000.00). If the oldest Owner (or Annuitant if the Contract owner is a non-natural person) had been between the ages of 66 and 75 on the Rider Application Date, the Enhanced Earnings Death Benefit Plus benefit would be 25% of the In-Force Earnings ($6,250.00).

EXAMPLE 2:

Assume the same facts as above, except that the Owner has taken a withdrawal of $10,000 during the second year of the Contract. Immediately prior to withdrawal, the Contract Value is $105,000. The Contract Value on the date Northbrook receives Due Proof of Death will be assumed to be $114.000.

The calculation of the Total Excess-of-Earnings Withdrawals is:

(1) Contract Value:                                                  $105,000.00

(2) Total Purchase Payments:                                         $100,000.00

(3) Prior Excess-of-Earnings Withdrawals:                                  $0.00

4) In-Force Premium:                                                 $100,000.00

(5) In-Force Earnings:              (5) = (1) - (4)                    $5,000.00

(6) Withdrawal Amount:                                                $10,000.00

(7) Excess-of Earnings Withdrawal:  (7)=(6)-(5)and cannot be negative  $5,000.00

(8) Total Excess-of-Earnings Withdrawals: (8) = (3) + (7)              $5,000.00



The calculation of the Enhanced Earnings Death Benefit Plus is:

(A)  Contract Value:                                                 $114,000.00
(B)  In-Force Premium (before withdrawal):                           $100,000.00

(C)  Total Excess-of-Earnings Withdrawals:                             $5,000.00

(D)  In-Force Premium (after withdrawal):   (D)=(B)-(C)               $95,000.00

(E)  In-Force Earnings:                     (E)=(A)- D)               $19,000.00

(F)  Cap:                                   (F)= 100% x (D)           $95,000.00

(G)  Enhanced Earnings Death Benefit Plus*: (G) = MIN [50% x (E);(F)]  $9,500.00
-----------------------------------------------------------------

                                  37 PROSPECTUS

*If the oldest Owner (or Annuitant if the Contract owner is a non-natural person) had been between the ages of 56 and 65 on the Rider Application Date, the Enhanced Earnings Death Benefit Plus benefit would be 40% of the In-Force Earnings ($7,600.00). If the oldest Owner (or Annuitant if the Contract owner is a non-natural person) had been between the ages of 66 and 75 on the Rider Application Date, the Enhanced Earnings Death Benefit Plus benefit would be 25% of the In-Force Earnings ($4,750.00).



EXAMPLE 3:

This example is intended to illustrate the effect of adding the Enhanced Earnings Death Benefit Plus Rider after the Contract has been issued and the effect of later purchase payments. Assume that the oldest Owner (or Annuitant if the Contract owner is a non-natural person) is age 70 on the Rider Application Date. At the time the Contract is issued, the Owner makes a purchase payment of $100,000. After two years pass, the Owner elects to add the Enhanced Earnings Death Benefit Plus Rider. On the date this Rider is added, the Contract Value is $110,000. Two years later, the Owner withdraws $50,000.
 Immediately prior to the withdrawal, the Contract Value is $130,000. Another two years later, the Owner makes an additional purchase payment of $40,000. Two years later, the Owner dies with a Contract Value of $140,000 on the date Northbrook receives Due Proof of Death.

The calculation of the Total Excess-of-Earnings Withdrawals is:

(1) Contract Value:                                                  $130,000.00

(2) Contract Value on Rider Date:                                    $110,000.00

(3) Prior Excess-of-Earnings Withdrawals:                                  $0.00

(4) In-Force Premium:                                                $110,000.00

(5) In-Force Earnings:            (5)=(1)-(4)                         $20,000.00

(6) Withdrawal Amount:                                                $50,000.00

(7) Excess-of Earnings Withdrawal:(7)=(6)-(5)and cannot be negative   $30,000.00

(8) Total Excess-of-Earnings Withdrawals:(8) = (3) + (7)              $30,000.00



The calculation of the Enhanced Earnings Death Benefit Plus is:

(A)  Contract Value:                                                 $140,000.00

(B)  In-Force Premium (before withdrawal and purchase payment):      $110,000.00

(C)  Total Excess-of-Earnings Withdrawals:                            $30,000.00

(D)  Additional Purchase Payment:                                     $40,000.00

(E)  In-Force Premium (after withdrawal and purchase payment):       $120,000.00

(F)  In-Force Earnings:                  (F) = (A) - (E)              $20,000.00

(G)  Cap:                                (G) = 50%  * (E)             $60,000.00

(H)  Enhanced Earnings Death Benefit Plus*:(H) = MIN [25% x * (F);(G)] $5,000.00

*If the oldest Owner (or Annuitant if the Conract owner is a non-natural person) had been age 55 or younger on the Rider Application Date, the Enhanced Earnings Death Benefit Plus benefit would be 50% of the In-Force Earnings ($10,000.00).
 If the oldest Owner (or Annuitant if the Contract owner is a non-natural person) had been between the ages of 56 and 65 on the Rider Application Date, the Enhanced Earnings Death Benefit Plus benefit would be 40% of the In-Force Earnings ($8,000.00).

                                 38 PROSPECTUS

APPENDIX B
ACCUMULATION UNIT VALUES AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH SUB-ACCOUNT SINCE CONTRACTS WERE FIRST OFFERED (BASE CONTRACT)
--------------------------------------------------------------------------------


For the Years Beginning January 1* and Ending December 31,
VARIABLE SUB-ACCOUNTS                                         2000       2001
MORGAN STANLEY VARIABLE INVESTMENT SERIES (CLASS Y)
AGGRESSIVE EQUITY
 Accumulation Unit Value, Beginning of Period                $10.000   $  8.972
 Accumulation Unit Value, End of Period                      $ 8.972   $  6.312
 Number of Units Outstanding, End of Period                   13,579     51,362
CAPITAL GROWTH
 Accumulation Unit Value, Beginning of Period                $10.000   $  9.408
 Accumulation Unit Value, End of Period                      $ 9.408   $  6.815
 Number of Units Outstanding, End of Period                    7,590     22,522
COMPETITIVE EDGE
 Accumulation Unit Value, Beginning of Period                $10.000   $   8.50
 Accumulation Unit Value, End of Period                      $  8.50   $  6.412
 Number of Units Outstanding, End of Period                    1,874      7,218
DIVIDEND GROWTH
 Accumulation Unit Value, Beginning of Period                $10.000   $ 10.681
 Accumulation Unit Value, End of Period                      $10.681   $  9.956
 Number of Units Outstanding, End of Period                   14,100    137,054
EQUITY
 Accumulation Unit Value, Beginning of Period                $10.000   $  8.910
 Accumulation Unit Value, End of Period                      $ 8.910   $  6.404
 Number of Units Outstanding, End of Period                   21,904    151,978
EUROPEAN GROWTH
 Accumulation Unit Value, Beginning of Period                $10.000   $ 10.037
 Accumulation Unit Value, End of Period                      $10.037   $  8.119
 Number of Units Outstanding, End of Period                    5,896     43,699
GLOBAL DIVIDEND GROWTH
 Accumulation Unit Value, Beginning of Period                $10.000   $ 10.442
 Accumulation Unit Value, End of Period                      $10.442   $  9.628
 Number of Units Outstanding, End of Period                    1,196     14,988
HIGH YIELD
 Accumulation Unit Value, Beginning of Period                $10.000   $  7.307
 Accumulation Unit Value, End of Period                      $ 7.307   $  4.759
 Number of Units Outstanding, End of Period                      203     59,416
INCOME BUILDER
 Accumulation Unit Value, Beginning of Period                $10.000   $  10.02
 Accumulation Unit Value, End of Period                      $ 10.02   $ 10.081
 Number of Units Outstanding, End of Period                    7,420     23,529
INFORMATION
 Accumulation Unit Value, Beginning of Period                $10.000   $  9.290
 Accumulation Unit Value, End of Period                      $ 9.290   $  5.220
 Number of Units Outstanding, End of Period                    1,812     32,363
LIMITED DURATION
 Accumulation Unit Value, Beginning of Period                $10.000   $ 10.146
 Accumulation Unit Value, End of Period                      $10.146   $ 10.649
 Number of Units Outstanding, End of Period                    3,045    101,268
MONEY MARKET
 Accumulation Unit Value, Beginning of Period                $10.000   $ 10.135
 Accumulation Unit Value, End of Period                      $10.135   $ 10.352
 Number of Units Outstanding, End of Period                   19,624    673,986

                                 39 PROSPECTUS


PACIFIC GROWTH
 Accumulation Unit Value, Beginning of Period                $10.000   $   7.88
 Accumulation Unit Value, End of Period                      $  7.88   $  5.645
 Number of Units Outstanding, End of Period                    7,423      3,454
QUALITY INCOME PLUS
 Accumulation Unit Value, Beginning of Period                $10.000   $ 10.462
 Accumulation Unit Value, End of Period                      $10.462   $ 11.272
 Number of Units Outstanding, End of Period                   16,334    185,493
S&P 500 INDEX
 Accumulation Unit Value, Beginning of Period                $10.000   $  8.894
 Accumulation Unit Value, End of Period                      $ 8.894   $  7.667
 Number of Units Outstanding, End of Period                   25,276     93,196
STRATEGIST
 Accumulation Unit Value, Beginning of Period                $10.000   $  9.454
 Accumulation Unit Value, End of Period                      $ 9.454   $  8.348
 Number of Units Outstanding, End of Period                   29,929    174,325
UTILITIES
 Accumulation Unit Value, Beginning of Period                $10.000   $  9.454
 Accumulation Unit Value, End of Period                      $ 9.454   $  6.805
 Number of Units Outstanding, End of Period                   11,847     69,900
THE UNIVERSAL INSTITUTIONAL FUNDS, INC.
MORGAN STANLEY UIF EMERGING MARKETS EQUITY
 Accumulation Unit Value, Beginning of Period                $10.000   $  7.223
 Accumulation Unit Value, End of Period                      $ 7.223   $  6.657
 Number of Units Outstanding, End of Period                      697     31,835
MORGAN STANLEY UIF EQUITY GROWTH
 Accumulation Unit Value, Beginning of Period                $10.000   $  8.249
 Accumulation Unit Value, End of Period                      $ 8.249   $  6.901
 Number of Units Outstanding, End of Period                    6,941     28,707
MORGAN STANLEY UIF INTERNATIONAL MAGNUM
 Accumulation Unit Value, Beginning of Period                $10.000   $  9.677
 Accumulation Unit Value, End of Period                      $ 9.677   $  7.697
 Number of Units Outstanding, End of Period                    1,109     40,955
MORGAN STANLEY UIF MID CAP GROWTH
 Accumulation Unit Value, Beginning of Period                      -          -
 Accumulation Unit Value, End of Period                            -          -
 Number of Units Outstanding, End of Period                        -          -
MORGAN STANLEY UIF MID CAP VALUE
 Accumulation Unit Value, Beginning of Period                $10.000   $  9.576
 Accumulation Unit Value, End of Period                      $ 9.576   $  9.141
 Number of Units Outstanding, End of Period                   11,285    157,587
MORGAN STANLEY UIF U.S. REAL ESTATE
 Accumulation Unit Value, Beginning of Period                $10.000   $ 10.178
 Accumulation Unit Value, End of Period                      $10.178   $ 11.018
 Number of Units Outstanding, End of Period                    5,236     14,363
VAN KAMPEN LIFE INVESTMENT TRUST
VAN KAMPEN LIT COMSTOCK, CLASS I
 Accumulation Unit Value, Beginning of Period                      -          -
 Accumulation Unit Value, End of Period                            -          -
 Number of Units Outstanding, End of Period                        -          -
VAN KAMPEN LIT EMERGING GROWTH, CLASS I
 Accumulation Unit Value, Beginning of Period                $10.000   $  7.720
 Accumulation Unit Value, End of Period                      $ 7.720   $  5.212
 Number of Units Outstanding, End of Period                   24,503    233,353
AIM VARIABLE INSURANCE FUNDS (SERIES I)
AIM V.I. CAPITAL APPRECIATION
 Accumulation Unit Value, Beginning of Period                $10.000   $  7.679


                                 40 PROSPECTUS


 Accumulation Unit Value, End of Period                      $ 7.679   $  5.806
 Number of Units Outstanding, End of Period                    8,463     48,703
AIM V.I. GROWTH
 Accumulation Unit Value, Beginning of Period                $10.000   $  7.610
 Accumulation Unit Value, End of Period                      $ 7.610   $  4.959
 Number of Units Outstanding, End of Period                    5,181     57,048
AIM V.I. PREMIER EQUITY
 Accumulation Unit Value, Beginning of Period                $10.000   $  8.504
 Accumulation Unit Value, End of Period                      $ 8.504   $  7.328
 Number of Units Outstanding, End of Period                   26,949    149,237
ALLIANCE VARIABLE PRODUCTS SERIES FUND (CLASS B)
ALLIANCE GROWTH
 Accumulation Unit Value, Beginning of Period                $10.000   $  8.226
 Accumulation Unit Value, End of Period                      $ 8.226   $  6.190
 Number of Units Outstanding, End of Period                    4,857     71,045
ALLIANCE GROWTH AND INCOME
 Accumulation Unit Value, Beginning of Period                $10.000   $  9.932
 Accumulation Unit Value, End of Period                      $ 9.932   $  9.803
 Number of Units Outstanding, End of Period                   18,339    163,994
ALLIANCE PREMIER GROWTH
 Accumulation Unit Value, Beginning of Period                $10.000   $  8.012
 Accumulation Unit Value, End of Period                      $ 8.012   $  6.522
 Number of Units Outstanding, End of Period                   21,098     99,124
LSA VARIABLE SERIES TRUST
LSA AGGRESSIVE GROWTH
 Accumulation Unit Value, Benginning of Period                     -          -
 Accumulation Unit Value, End of Period                            -          -
 Number of Units Outstanding, End of Period                        -          -
PUTNAM VARIABLE TRUST (CLASS IB)
PUTNAM VT GROWTH AND INCOME
 Accumulation Unit Value, Beginning of Period                $10.000   $ 10.260
 Accumulation Unit Value, End of Period                      $10.260   $  9.465
 Number of Units Outstanding, End of Period                    5,756     61,614
PUTNAM VT INTERNATIONAL GROWTH
 Accumulation Unit Value, Beginning of Period                $10.000   $  9.505
 Accumulation Unit Value, End of Period                      $ 9.505   $  7.437
 Number of Units Outstanding, End of Period                   17,072    107,511
PUTNAM VT SMALL CAP VALUE
 Accumulation Unit Value, Beginning of Period                      -          -
 Accumulation Unit Value, End of Period                            -          -
 Number of Units Outstanding, End of Period                        -          -
PUTNAM VT VOYAGER
 Accumulation Unit Value, Beginning of Period                $10.000   $  8.238
 Accumulation Unit Value, End of Period                      $ 8.238   $  6.299
 Number of Units Outstanding, End of Period                   26,292     68,521




*Contracts were first offered on September 12, 2000. All Variable Sub-Accounts were first offered under the Contracts on September 12, 2000, except for the Information Sub-Account which was first offered on November 1, 2000, and the Morgan Stanley UIF Mid Cap Growth, Van Kampen LIT Comstock (Class I), LSA Aggressive Growth, or Putnam VT Small Cap Value (Class IB) Variable Sub-Accounts which were first offered as of the date of this prospectus. No Accumulation Unit Values are shown for Variable Sub-Accounts which commenced after December 31, 2001. The Accumulation Unit Value for each of the Variable Sub-Accounts was initially set at $10.00. The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.35%.

                                  41 PROSPECTUS

ACCUMULATION UNIT VALUES AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH SUB-ACCOUNT SINCE CONTRACTS WERE FIRST OFFERED WITH THE PERFORMANCE DEATH BENEFIT OPTION
--------------------------------------------------------------------------------


For the Years Beginning January 1* and Ending December 31,
VARIABLE SUB-ACCOUNTS                                         2000       2001
MORGAN STANLEY VARIABLE INVESTMENT SERIES (CLASS Y)
AGGRESSIVE EQUITY
 Accumulation Unit Value, Beginning of Period                $10.000   $  8.968
 Accumulation Unit Value, End of Period                      $ 8.968   $  6.301
 Number of Units Outstanding, End of Period                    9,105     51,661
CAPITAL GROWTH
 Accumulation Unit Value, Beginning of Period                $10.000   $  9.404
 Accumulation Unit Value, End of Period                      $ 9.404   $  6.804
 Number of Units Outstanding, End of Period                    2,050      2,973
COMPETITIVE EDGE
 Accumulation Unit Value, Beginning of Period                $10.000   $  8.505
 Accumulation Unit Value, End of Period                      $ 8.505   $  6.401
 Number of Units Outstanding, End of Period                    1,689      9,133
DIVIDEND GROWTH
 Accumulation Unit Value, Beginning of Period                $10.000   $ 10.677
 Accumulation Unit Value, End of Period                      $10.677   $  9.939
 Number of Units Outstanding, End of Period                    8,704    113,196
EQUITY
 Accumulation Unit Value, Beginning of Period                $10.000   $  8.907
 Accumulation Unit Value, End of Period                      $ 8.907   $  6.393
 Number of Units Outstanding, End of Period                   42,936    212,532
EUROPEAN GROWTH
 Accumulation Unit Value, Beginning of Period                $10.000   $ 10.033
 Accumulation Unit Value, End of Period                      $10.033   $  8.105
 Number of Units Outstanding, End of Period                    5,512     32,418
GLOBAL DIVIDEND GROWTH
 Accumulation Unit Value, Beginning of Period                $10.000   $  10.44
 Accumulation Unit Value, End of Period                      $ 10.44   $  9.611
 Number of Units Outstanding, End of Period                    7,454     12,995
HIGH YIELD
 Accumulation Unit Value, Beginning of Period                $10.000   $  7.304
 Accumulation Unit Value, End of Period                      $ 7.304   $  4.751
 Number of Units Outstanding, End of Period                    1,730     23,459
INCOME BUILDER
 Accumulation Unit Value, Beginning of Period                $10.000   $  10.01
 Accumulation Unit Value, End of Period                      $ 10.01   $ 10.064
 Number of Units Outstanding, End of Period                    7,457      8,803
INFORMATION
 Accumulation Unit Value, Beginning of Period                $10.000   $  9.289
 Accumulation Unit Value, End of Period                      $ 9.289   $  5.212
 Number of Units Outstanding, End of Period                      624      6,077
LIMITED DURATION
 Accumulation Unit Value, Beginning of Period                $10.000   $ 10.142
 Accumulation Unit Value, End of Period                      $10.142   $ 10.631
 Number of Units Outstanding, End of Period                    2,119     38,393
MONEY MARKET
 Accumulation Unit Value, Beginning of Period                $10.000   $ 10.131
 Accumulation Unit Value, End of Period                      $10.131   $ 10.335

                                 42 PROSPECTUS


 Number of Units Outstanding, End of Period                    8,736    117,518
PACIFIC GROWTH
 Accumulation Unit Value, Beginning of Period                $10.000   $  7.872
 Accumulation Unit Value, End of Period                      $ 7.872   $  5.636
 Number of Units Outstanding, End of Period                    1,338      2,064
QUALITY INCOME PLUS
 Accumulation Unit Value, Beginning of Period                $10.000   $  10.46
 Accumulation Unit Value, End of Period                      $ 10.46   $ 11.253
 Number of Units Outstanding, End of Period                    7,467     30,958
S&P 500 INDEX
 Accumulation Unit Value, Beginning of Period                $10.000   $  8.890
 Accumulation Unit Value, End of Period                      $ 8.890   $  7.654
 Number of Units Outstanding, End of Period                    9,033     53,889
STRATEGIST
 Accumulation Unit Value, Beginning of Period                $10.000   $  9.450
 Accumulation Unit Value, End of Period                      $ 9.450   $  8.334
 Number of Units Outstanding, End of Period                    5,778     58,944
UTILITIES
 Accumulation Unit Value, Beginning of Period                $10.000   $  9.326
 Accumulation Unit Value, End of Period                      $ 9.326   $  6.794
 Number of Units Outstanding, End of Period                    9,701     24,324
THE UNIVERSAL INSTITUTIONAL FUNDS, INC.
MORGAN STANLEY UIF EMERGING MARKETS EQUITY
 Accumulation Unit Value, Beginning of Period                $10.000   $  7.221
 Accumulation Unit Value, End of Period                      $ 7.221   $  6.646
 Number of Units Outstanding, End of Period                    1,849      1,368
MORGAN STANLEY UIF EQUITY GROWTH
 Accumulation Unit Value, Beginning of Period                $10.000   $  8.246
 Accumulation Unit Value, End of Period                      $ 8.246   $  6.889
 Number of Units Outstanding, End of Period                   11,593     14,937
MORGAN STANLEY UIF INTERNATIONAL MAGNUM
 Accumulation Unit Value, Beginning of Period                $10.000   $  9.673
 Accumulation Unit Value, End of Period                      $ 9.673   $  7.684
 Number of Units Outstanding, End of Period                    1,976     11,236
MORGAN STANLEY UIF MID CAP GROWTH
 Accumulation Unit Value, Beginning of Period                      -          -
 Accumulation Unit Value, End of Period                            -          -
 Number of Units Outstanding, End of Period                        -          -
MORGAN STANLEY UIF MID CAP VALUE
 Accumulation Unit Value, Beginning of Period                $10.000   $  9.573
 Accumulation Unit Value, End of Period                      $ 9.573   $  9.125
 Number of Units Outstanding, End of Period                    6,400     43,473
MORGAN STANLEY UIF U.S. REAL ESTATE
 Accumulation Unit Value, Beginning of Period                $10.000   $  10.17
 Accumulation Unit Value, End of Period                      $ 10.17   $ 11.000
 Number of Units Outstanding, End of Period                    7,468     10,823
VAN KAMPEN LIFE INVESTMENT TRUST
VAN KAMPEN LIT COMSTOCK, CLASS I
 Accumulation Unit Value, Beginning of Period                      -          -
 Accumulation Unit Value, End of Period                            -          -
 Number of Units Outstanding, End of Period                        -          -
VAN KAMPEN LIT EMERGING GROWTH, CLASS I
 Accumulation Unit Value, Beginning of Period                $10.000   $   7.17
 Accumulation Unit Value, End of Period                      $  7.17   $  5.203
 Number of Units Outstanding, End of Period                   30,593    100,480
AIM VARIABLE INSURANCE FUNDS (SERIES I)
AIM V.I. CAPITAL APPRECIATION


                                 43 PROSPECTUS


 Accumulation Unit Value, Beginning of Period                $10.000   $   7.68
 Accumulation Unit Value, End of Period                      $  7.68   $  5.796
 Number of Units Outstanding, End of Period                    7,443     19,791
AIM V.I. GROWTH
 Accumulation Unit Value, Beginning of Period                $10.000   $  7.607
 Accumulation Unit Value, End of Period                      $ 7.607   $  4.950
 Number of Units Outstanding, End of Period                    3,650     18,031
AIM V.I. PREMIER EQUITY
 Accumulation Unit Value, Beginning of Period                $10.000   $  8.501
 Accumulation Unit Value, End of Period                      $ 8.501   $  7.315
 Number of Units Outstanding, End of Period                   12,015     56,163
ALLIANCE VARIABLE PRODUCTS SERIES FUND (CLASS B)
ALLIANCE GROWTH
 Accumulation Unit Value, Beginning of Period                $10.000   $  8.223
 Accumulation Unit Value, End of Period                      $ 8.223   $  6.179
 Number of Units Outstanding, End of Period                    5,171     12,341
ALLIANCE GROWTH AND INCOME
 Accumulation Unit Value, Beginning of Period                $10.000   $  9.928
 Accumulation Unit Value, End of Period                      $ 9.928   $  9.786
 Number of Units Outstanding, End of Period                    3,262    114,070
ALLIANCE PREMIER GROWTH
 Accumulation Unit Value, Beginning of Period                $10.000   $  8.009
 Accumulation Unit Value, End of Period                      $ 8.009   $  6.511
 Number of Units Outstanding, End of Period                    8,547     40,397
LSA VARIABLE SERIES TRUST
LSA AGGRESSIVE GROWTH
 Accumulation Unit Value, Benginning of Period                     -          -
 Accumulation Unit Value, End of Period                            -          -
 Number of Units Outstanding, End of Period                        -          -
PUTNAM VARIABLE TRUST (CLASS IB)
PUTNAM VT GROWTH AND INCOME
 Accumulation Unit Value, Beginning of Period                $10.000   $ 10.256
 Accumulation Unit Value, End of Period                      $10.256   $  9.449
 Number of Units Outstanding, End of Period                    1,806     23,282
PUTNAM VT INTERNATIONAL GROWTH
 Accumulation Unit Value, Beginning of Period                $10.000   $  9.502
 Accumulation Unit Value, End of Period                      $ 9.502   $  7.424
 Number of Units Outstanding, End of Period                    3,681     58,637
PUTNAM VT SMALL CAP VALUE
 Accumulation Unit Value, Beginning of Period                      -          -
 Accumulation Unit Value, End of Period                            -          -
 Number of Units Outstanding, End of Period                        -          -
PUTNAM VT VOYAGER
 Accumulation Unit Value, Beginning of Period                $10.000   $  8.235
 Accumulation Unit Value, End of Period                      $ 8.235   $  6.289
 Number of Units Outstanding, End of Period                   11,995     35,411





*Contracts were first offered on September 12, 2000. All Variable Sub-Accounts were first offered under the Contracts on September 12, 2000, except for the Information Sub-Account which was first offered on November 1, 2000, and the Morgan Stanley UIF Mid Cap Growth, Van Kampen LIT Comstock (Class I), LSA Aggressive Growth, or Putnam VT Small Cap Value (Class IB) Variable Sub-Accounts which were first offered as of the date of this prospectus. No Accumulation Unit Values are shown for Variable Sub-Accounts which commenced after December 31, 2001. The Accumulation Unit Value for each of the Variable Sub-Accounts was initially set at $10.00. The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.48%.


                                  44 PROSPECTUS

ACCUMULATION UNIT VALUES AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH SUB-ACCOUNT SINCE CONTRACTS WERE FIRST OFFERED WITH THE DEATH BENEFIT COMBINATION OPTION
--------------------------------------------------------------------------------


For the Years Beginning January 1* and Ending December 31,
VARIABLE SUB-ACCOUNTS                                         2000       2001
MORGAN STANLEY VARIABLE INVESTMENT SERIES (CLASS Y)
AGGRESSIVE EQUITY
 Accumulation Unit Value, Beginning of Period                $10.000   $  8.965
 Accumulation Unit Value, End of Period                      $ 8.965   $  6.292
 Number of Units Outstanding, End of Period                    1,947     10,449
CAPITAL GROWTH
 Accumulation Unit Value, Beginning of Period                $10.000   $  9.401
 Accumulation Unit Value, End of Period                      $ 9.401   $  6.794
 Number of Units Outstanding, End of Period                    6,491     17,431
COMPETITIVE EDGE
 Accumulation Unit Value, Beginning of Period                $10.000   $  8.502
 Accumulation Unit Value, End of Period                      $ 8.502   $  6.392
 Number of Units Outstanding, End of Period                    1,095     19,466
DIVIDEND GROWTH
 Accumulation Unit Value, Beginning of Period                $10.000   $ 10.673
 Accumulation Unit Value, End of Period                      $10.673   $  9.925
 Number of Units Outstanding, End of Period                    1,392     91,059
EQUITY
 Accumulation Unit Value, Beginning of Period                $10.000   $  8.904
 Accumulation Unit Value, End of Period                      $ 8.904   $  6.384
 Number of Units Outstanding, End of Period                   17,130    100,086
EUROPEAN GROWTH
 Accumulation Unit Value, Beginning of Period                $10.000   $ 10.029
 Accumulation Unit Value, End of Period                      $10.029   $  8.094
 Number of Units Outstanding, End of Period                    3,389      9,688
GLOBAL DIVIDEND GROWTH
 Accumulation Unit Value, Beginning of Period                $10.000   $ 10.435
 Accumulation Unit Value, End of Period                      $10.435   $  9.598
 Number of Units Outstanding, End of Period                    2,430     14,505
HIGH YIELD
 Accumulation Unit Value, Beginning of Period                $10.000   $  7.302
 Accumulation Unit Value, End of Period                      $ 7.302   $  4.744
 Number of Units Outstanding, End of Period                    1,715      8,577
INCOME BUILDER
 Accumulation Unit Value, Beginning of Period                $10.000   $ 10.011
 Accumulation Unit Value, End of Period                      $10.011   $ 10.049
 Number of Units Outstanding, End of Period                    1,548      3,150
INFORMATION
 Accumulation Unit Value, Beginning of Period                $10.000   $   9.29
 Accumulation Unit Value, End of Period                      $  9.29   $  5.205
 Number of Units Outstanding, End of Period                    8,260      7,940
LIMITED DURATION
 Accumulation Unit Value, Beginning of Period                $10.000   $  10.14
 Accumulation Unit Value, End of Period                      $ 10.14   $ 10.615
 Number of Units Outstanding, End of Period                    7,581     71,858
MONEY MARKET
 Accumulation Unit Value, Beginning of Period                $10.000   $ 10.128
 Accumulation Unit Value, End of Period                      $10.128   $ 10.320

                                 45 PROSPECTUS


 Number of Units Outstanding, End of Period                   14,380     98,512
PACIFIC GROWTH
 Accumulation Unit Value, Beginning of Period                $10.000   $  7.870
 Accumulation Unit Value, End of Period                      $ 7.870   $  5.628
 Number of Units Outstanding, End of Period                      389        739
QUALITY INCOME PLUS
 Accumulation Unit Value, Beginning of Period                $10.000   $ 10.445
 Accumulation Unit Value, End of Period                      $10.445   $ 11.237
 Number of Units Outstanding, End of Period                    2,701    133,134
S&P 500 INDEX
 Accumulation Unit Value, Beginning of Period                $10.000   $  8.887
 Accumulation Unit Value, End of Period                      $ 8.887   $  7.643
 Number of Units Outstanding, End of Period                    4,314     38,798
STRATEGIST
 Accumulation Unit Value, Beginning of Period                $10.000   $  9.447
 Accumulation Unit Value, End of Period                      $ 9.447   $  8.322
 Number of Units Outstanding, End of Period                   13,933     96,110
UTILITIES
 Accumulation Unit Value, Beginning of Period                $10.000   $  9.323
 Accumulation Unit Value, End of Period                      $ 9.323   $  6.784
 Number of Units Outstanding, End of Period                    7,126     41,653
THE UNIVERSAL INSTITUTIONAL FUNDS, INC.
MORGAN STANLEY UIF EMERGING MARKETS EQUITY
 Accumulation Unit Value, Beginning of Period                $10.000   $  7.218
 Accumulation Unit Value, End of Period                      $ 7.218   $  6.636
 Number of Units Outstanding, End of Period                      849      3,020
MORGAN STANLEY UIF EQUITY GROWTH
 Accumulation Unit Value, Beginning of Period                $10.000   $  8.243
 Accumulation Unit Value, End of Period                      $ 8.243   $  6.879
 Number of Units Outstanding, End of Period                    2,957      6,957
MORGAN STANLEY UIF INTERNATIONAL MAGNUM
 Accumulation Unit Value, Beginning of Period                $10.000   $  9.670
 Accumulation Unit Value, End of Period                      $ 9.670   $  7.673
 Number of Units Outstanding, End of Period                      807     31,934
MORGAN STANLEY UIF MID CAP GROWTH
 Accumulation Unit Value, Beginning of Period                      -          -
 Accumulation Unit Value, End of Period                            -          -
 Number of Units Outstanding, End of Period                        -          -
MORGAN STANLEY UIF MID CAP VALUE
 Accumulation Unit Value, Beginning of Period                $10.000   $   9.51
 Accumulation Unit Value, End of Period                      $  9.51   $  9.112
 Number of Units Outstanding, End of Period                    7,569     28,213
MORGAN STANLEY UIF U.S. REAL ESTATE
 Accumulation Unit Value, Beginning of Period                $10.000   $ 10.171
 Accumulation Unit Value, End of Period                      $10.171   $ 10.984
 Number of Units Outstanding, End of Period                      908      9,640
VAN KAMPEN LIFE INVESTMENT TRUST
VAN KAMPEN LIT COMSTOCK, CLASS I
 Accumulation Unit Value, Beginning of Period                      -          -
 Accumulation Unit Value, End of Period                            -          -
 Number of Units Outstanding, End of Period                        -          -
VAN KAMPEN LIT EMERGING GROWTH, CLASS I
 Accumulation Unit Value, Beginning of Period                $10.000   $  7.714
 Accumulation Unit Value, End of Period                      $ 7.714   $  5.196
 Number of Units Outstanding, End of Period                   16,824     81,079
AIM VARIABLE INSURANCE FUNDS (SERIES I)
AIM V.I. CAPITAL APPRECIATION


                                 46 PROSPECTUS


 Accumulation Unit Value, Beginning of Period                $10.000   $  7.674
 Accumulation Unit Value, End of Period                      $ 7.674   $  5.788
 Number of Units Outstanding, End of Period                   31,890     73,916
AIM V.I. GROWTH
 Accumulation Unit Value, Beginning of Period                $10.000   $  7.605
 Accumulation Unit Value, End of Period                      $ 7.605   $  4.943
 Number of Units Outstanding, End of Period                    1,381     63,949
AIM V.I. PREMIER EQUITY
 Accumulation Unit Value, Beginning of Period                $10.000   $  8.498
 Accumulation Unit Value, End of Period                      $ 8.498   $  7.305
 Number of Units Outstanding, End of Period                    6,914     38,409
ALLIANCE VARIABLE PRODUCTS SERIES FUND (CLASS B)
ALLIANCE GROWTH
 Accumulation Unit Value, Beginning of Period                $10.000   $  8.220
 Accumulation Unit Value, End of Period                      $ 8.220   $  6.170
 Number of Units Outstanding, End of Period                      296     35,372
ALLIANCE GROWTH AND INCOME
 Accumulation Unit Value, Beginning of Period                $10.000   $  9.924
 Accumulation Unit Value, End of Period                      $ 9.924   $  9.772
 Number of Units Outstanding, End of Period                    7,060     92,168
ALLIANCE PREMIER GROWTH
 Accumulation Unit Value, Beginning of Period                $10.000   $  8.007
 Accumulation Unit Value, End of Period                      $ 8.007   $  6.502
 Number of Units Outstanding, End of Period                   35,693     68,338
LSA VARIABLE SERIES TRUST
LSA AGGRESSIVE GROWTH
 Accumulation Unit Value, Benginning of Period                     -          -
 Accumulation Unit Value, End of Period                            -          -
 Number of Units Outstanding, End of Period                        -          -
PUTNAM VARIABLE TRUST (CLASS IB)
PUTNAM VT GROWTH AND INCOME
 Accumulation Unit Value, Beginning of Period                $10.000   $ 10.253
 Accumulation Unit Value, End of Period                      $10.253   $  9.436
 Number of Units Outstanding, End of Period                   10,733     40,488
PUTNAM VT INTERNATIONAL GROWTH
 Accumulation Unit Value, Beginning of Period                $10.000   $  9.499
 Accumulation Unit Value, End of Period                      $ 9.499   $  7.414
 Number of Units Outstanding, End of Period                   31,510     93,913
PUTNAM VT SMALL CAP VALUE
 Accumulation Unit Value, Beginning of Period                      -          -
 Accumulation Unit Value, End of Period                            -          -
 Number of Units Outstanding, End of Period                        -          -
PUTNAM VT VOYAGER
 Accumulation Unit Value, Beginning of Period                $10.000   $  8.232
 Accumulation Unit Value, End of Period                      $ 8.232   $  6.280
 Number of Units Outstanding, End of Period                    3,189     34,614



*Contracts were first offered on September 12, 2000. All Variable Sub-Accounts were first offered under the Contracts on September 12, 2000, except for the Information Sub-Account which was first offered on November 1, 2000, and the Morgan Stanley UIF Mid Cap Growth, Van Kampen LIT Comstock (Class I), LSA Aggressive Growth, or Putnam VT Small Cap Value (Class IB) Variable Sub-Accounts which were first offered as of the date of this prospectus. No Accumulation Unit Values are shown for Variable Sub-Accounts which commenced after December 31, 2001. The Accumulation Unit Value for each of the Variable Sub-Accounts was initially set at $10.00. The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.59%.


                                  47 PROSPECTUS

ACCUMULATION UNIT VALUES AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH SUB-ACCOUNT SINCE CONTRACTS WERE FIRST OFFERED WITH THE INCOME BENEFIT COMBINATION OPTION 2
--------------------------------------------------------------------------------


For the Years Beginning January 1* and Ending December 31,
VARIABLE SUB-ACCOUNTS                                         2000      2001
MORGAN STANLEY VARIABLE INVESTMENT SERIES (CLASS Y)
AGGRESSIVE EQUITY
 Accumulation Unit Value, Beginning of Period                $10.000   $ 8.964
 Accumulation Unit Value, End of Period                      $ 8.964   $ 6.287
 Number of Units Outstanding, End of Period                      854    10,328
CAPITAL GROWTH
 Accumulation Unit Value, Beginning of Period                $10.000   $  9.40
 Accumulation Unit Value, End of Period                      $  9.40   $ 6.789
 Number of Units Outstanding, End of Period                    7,483     2,738
COMPETITIVE EDGE
 Accumulation Unit Value, Beginning of Period                $10.000   $  8.50
 Accumulation Unit Value, End of Period                      $  8.50   $ 6.387
 Number of Units Outstanding, End of Period                    7,484     1,271
DIVIDEND GROWTH
 Accumulation Unit Value, Beginning of Period                $10.000   $10.671
 Accumulation Unit Value, End of Period                      $10.671   $ 9.917
 Number of Units Outstanding, End of Period                    1,300     9,972
EQUITY
 Accumulation Unit Value, Beginning of Period                $10.000   $ 8.902
 Accumulation Unit Value, End of Period                      $ 8.902   $ 6.379
 Number of Units Outstanding, End of Period                    1,290    24,977
EUROPEAN GROWTH
 Accumulation Unit Value, Beginning of Period                $10.000   $10.028
 Accumulation Unit Value, End of Period                      $10.028   $ 8.087
 Number of Units Outstanding, End of Period                      102     7,713
GLOBAL DIVIDEND GROWTH
 Accumulation Unit Value, Beginning of Period                $10.000   $ 10.43
 Accumulation Unit Value, End of Period                      $ 10.43   $ 9.590
 Number of Units Outstanding, End of Period                    7,491     7,294
HIGH YIELD
 Accumulation Unit Value, Beginning of Period                $10.000   $ 7.301
 Accumulation Unit Value, End of Period                      $ 7.301   $ 4.740
 Number of Units Outstanding, End of Period                      143     1,301
INCOME BUILDER
 Accumulation Unit Value, Beginning of Period                $10.000   $ 10.01
 Accumulation Unit Value, End of Period                      $ 10.01   $10.041
 Number of Units Outstanding, End of Period                    7,494       220
INFORMATION
 Accumulation Unit Value, Beginning of Period                $10.000   $  9.29
 Accumulation Unit Value, End of Period                      $  9.29   $ 5.244
 Number of Units Outstanding, End of Period                    8,258         0
LIMITED DURATION
 Accumulation Unit Value, Beginning of Period                $10.000   $ 10.14
 Accumulation Unit Value, End of Period                      $ 10.14   $10.607
 Number of Units Outstanding, End of Period                    7,507     2,973
MONEY MARKET
 Accumulation Unit Value, Beginning of Period                $10.000   $ 10.13
 Accumulation Unit Value, End of Period                      $ 10.13   $10.312


                                 48 PROSPECTUS


 Number of Units Outstanding, End of Period                    7,496    19,085
PACIFIC GROWTH
 Accumulation Unit Value, Beginning of Period                $10.000   $ 7.868
 Accumulation Unit Value, End of Period                      $ 7.868   $ 5.623
 Number of Units Outstanding, End of Period                    1,878     1,879
QUALITY INCOME PLUS
 Accumulation Unit Value, Beginning of Period                $10.000   $10.453
 Accumulation Unit Value, End of Period                      $10.453   $11.229
 Number of Units Outstanding, End of Period                    2,958     6,964
S&P 500 INDEX
 Accumulation Unit Value, Beginning of Period                $10.000   $ 8.886
 Accumulation Unit Value, End of Period                      $ 8.886   $ 7.637
 Number of Units Outstanding, End of Period                      636    13,340
STRATEGIST
 Accumulation Unit Value, Beginning of Period                $10.000   $ 9.445
 Accumulation Unit Value, End of Period                      $ 9.445   $ 8.315
 Number of Units Outstanding, End of Period                    2,006     7,845
UTILITIES
 Accumulation Unit Value, Beginning of Period                $10.000   $ 9.321
 Accumulation Unit Value, End of Period                      $ 9.321   $ 6.779
 Number of Units Outstanding, End of Period                    3,124     9,932
THE UNIVERSAL INSTITUTIONAL FUNDS, INC.
MORGAN STANLEY UIF EMERGING MARKETS EQUITY
 Accumulation Unit Value, Beginning of Period                $10.000   $ 7.217
 Accumulation Unit Value, End of Period                      $ 7.217   $ 6.631
 Number of Units Outstanding, End of Period                    1,500     2,783
MORGAN STANLEY UIF EQUITY GROWTH
 Accumulation Unit Value, Beginning of Period                $10.000   $  8.24
 Accumulation Unit Value, End of Period                      $  8.24   $ 6.874
 Number of Units Outstanding, End of Period                    7,489       726
MORGAN STANLEY UIF INTERNATIONAL MAGNUM
 Accumulation Unit Value, Beginning of Period                $10.000   $  9.67
 Accumulation Unit Value, End of Period                      $  9.67   $ 8.255
 Number of Units Outstanding, End of Period                    7,493         0
MORGAN STANLEY UIF MID CAP GROWTH
 Accumulation Unit Value, Beginning of Period                      -         -
 Accumulation Unit Value, End of Period                            -         -
 Number of Units Outstanding, End of Period                        -         -
MORGAN STANLEY UIF MID CAP VALUE
 Accumulation Unit Value, Beginning of Period                $10.000   $  9.57
 Accumulation Unit Value, End of Period                      $  9.57   $ 9.105
 Number of Units Outstanding, End of Period                    7,495    14,761
MORGAN STANLEY UIF U.S. REAL ESTATE
 Accumulation Unit Value, Beginning of Period                $10.000   $ 10.17
 Accumulation Unit Value, End of Period                      $ 10.17   $10.975
 Number of Units Outstanding, End of Period                    7,505       847
VAN KAMPEN LIFE INVESTMENT TRUST
VAN KAMPEN LIT COMSTOCK, CLASS I
 Accumulation Unit Value, Beginning of Period                      -         -
 Accumulation Unit Value, End of Period                            -         -
 Number of Units Outstanding, End of Period                        -         -
VAN KAMPEN LIT EMERGING GROWTH, CLASS I
 Accumulation Unit Value, Beginning of Period                $10.000   $ 7.713
 Accumulation Unit Value, End of Period                      $ 7.713   $ 5.192
 Number of Units Outstanding, End of Period                    8,701    27,234
AIM VARIABLE INSURANCE FUNDS (SERIES I)
AIM V.I. CAPITAL APPRECIATION


                                 49 PROSPECTUS


 Accumulation Unit Value, Beginning of Period                $10.000   $  7.67
 Accumulation Unit Value, End of Period                      $  7.67   $ 5.784
 Number of Units Outstanding, End of Period                    7,480     1,934
AIM V.I. GROWTH
 Accumulation Unit Value, Beginning of Period                $10.000   $ 7.604
 Accumulation Unit Value, End of Period                      $ 7.604   $ 4.939
 Number of Units Outstanding, End of Period                    1,409     4,139
AIM V.I. PREMIER EQUITY
 Accumulation Unit Value, Beginning of Period                $10.000   $ 8.496
 Accumulation Unit Value, End of Period                      $ 8.496   $ 7.299
 Number of Units Outstanding, End of Period                    2,074    14,561
ALLIANCE VARIABLE PRODUCTS SERIES FUND (CLASS B)
ALLIANCE GROWTH
 Accumulation Unit Value, Beginning of Period                $10.000   $ 8.219
 Accumulation Unit Value, End of Period                      $ 8.219   $ 6.165
 Number of Units Outstanding, End of Period                    2,441     5,031
ALLIANCE GROWTH AND INCOME
 Accumulation Unit Value, Beginning of Period                $10.000   $ 9.923
 Accumulation Unit Value, End of Period                      $ 9.923   $ 9.764
 Number of Units Outstanding, End of Period                      636    30,232
ALLIANCE PREMIER GROWTH
 Accumulation Unit Value, Beginning of Period                $10.000   $ 8.005
 Accumulation Unit Value, End of Period                      $ 8.005   $ 6.497
 Number of Units Outstanding, End of Period                    4,400    19,193
LSA VARIABLE SERIES TRUST
LSA AGGRESSIVE GROWTH
 Accumulation Unit Value, Benginning of Period                     -         -
 Accumulation Unit Value, End of Period                            -         -
 Number of Units Outstanding, End of Period                        -         -
PUTNAM VARIABLE TRUST (CLASS IB)
PUTNAM VT GROWTH AND INCOME
 Accumulation Unit Value, Beginning of Period                $10.000   $10.251
 Accumulation Unit Value, End of Period                      $10.251   $ 9.428
 Number of Units Outstanding, End of Period                    2,256     3,813
PUTNAM VT INTERNATIONAL GROWTH
 Accumulation Unit Value, Beginning of Period                $10.000   $ 9.497
 Accumulation Unit Value, End of Period                      $ 9.497   $ 7.408
 Number of Units Outstanding, End of Period                    2,085    17,335
PUTNAM VT SMALL CAP VALUE
 Accumulation Unit Value, Beginning of Period                      -         -
 Accumulation Unit Value, End of Period                            -         -
 Number of Units Outstanding, End of Period                        -         -
PUTNAM VT VOYAGER
 Accumulation Unit Value, Beginning of Period                $10.000   $ 8.231
 Accumulation Unit Value, End of Period                      $ 8.231   $ 6.275
 Number of Units Outstanding, End of Period                    1,931    19,029






*Contracts were first offered on September 12, 2000. All Variable Sub-Accounts were first offered under the Contracts on September 12, 2000, except for the Information Sub-Account which was first offered on November 1, 2000, and the Morgan Stanley UIF Mid Cap Growth, Van Kampen LIT Comstock (Class I), LSA Aggressive Growth, or Putnam VT Small Cap Value (Class IB) Variable Sub-Accounts which were first offered as of the date of this prospectus. No Accumulation Unit Values are shown for Variable Sub-Accounts which commenced after December 31, 2001. The Accumulation Unit Value for each of the Variable Sub-Accounts was initially set at $10.00. The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.65%.


                                  50 PROSPECTUS

ACCUMULATION UNIT VALUES AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH SUB-ACCOUNT SINCE CONTRACTS WERE FIRST OFFERED WITH THE INCOME AND DEATH BENEFIT COMBINATION OPTION 2
--------------------------------------------------------------------------------



For the Years Beginning January 1* and Ending December 31,
VARIABLE SUB-ACCOUNTS                                          2000        2001
MORGAN STANLEY VARIABLE INVESTMENT SERIES (CLASS Y)
AGGRESSIVE EQUITY
 Accumulation Unit Value, Beginning of Period                $ 10.000   $    8.958
 Accumulation Unit Value, End of Period                      $  8.958   $    6.271
 Number of Units Outstanding, End of Period                     7,815       51,290
CAPITAL GROWTH
 Accumulation Unit Value, Beginning of Period                $ 10.000   $    9.394
 Accumulation Unit Value, End of Period                      $  9.394   $    6.771
 Number of Units Outstanding, End of Period                     1,105       39,071
COMPETITIVE EDGE
 Accumulation Unit Value, Beginning of Period                $ 10.000   $    8.496
 Accumulation Unit Value, End of Period                      $  8.496   $    6.370
 Number of Units Outstanding, End of Period                     7,856       18,383
DIVIDEND GROWTH
 Accumulation Unit Value, Beginning of Period                $ 10.000   $   10.665
 Accumulation Unit Value, End of Period                      $ 10.665   $    9.891
 Number of Units Outstanding, End of Period                   499,429       89,826
EQUITY
 Accumulation Unit Value, Beginning of Period                $ 10.000   $    8.897
 Accumulation Unit Value, End of Period                      $  8.897   $    6.363
 Number of Units Outstanding, End of Period                     6,505      146,274
EUROPEAN GROWTH
 Accumulation Unit Value, Beginning of Period                $ 10.000   $   10.022
 Accumulation Unit Value, End of Period                      $ 10.022   $    8.066
 Number of Units Outstanding, End of Period                     2,781       24,407
GLOBAL DIVIDEND GROWTH
 Accumulation Unit Value, Beginning of Period                $ 10.000   $    10.43
 Accumulation Unit Value, End of Period                      $  10.43   $    9.565
 Number of Units Outstanding, End of Period                     7,528       16,539
HIGH YIELD
 Accumulation Unit Value, Beginning of Period                $ 10.000   $    7.296
 Accumulation Unit Value, End of Period                      $  7.296   $    4.728
 Number of Units Outstanding, End of Period                     1,422       38,849
INCOME BUILDER
 Accumulation Unit Value, Beginning of Period                $ 10.000   $   10.003
 Accumulation Unit Value, End of Period                      $ 10.003   $   10.015
 Number of Units Outstanding, End of Period                     2,911       16,818
INFORMATION
 Accumulation Unit Value, Beginning of Period                $ 10.000   $    9.284
 Accumulation Unit Value, End of Period                      $  9.284   $    5.190
 Number of Units Outstanding, End of Period                        73       22,274
LIMITED DURATION
 Accumulation Unit Value, Beginning of Period                $ 10.000   $   10.131
 Accumulation Unit Value, End of Period                      $ 10.131   $   10.580
 Number of Units Outstanding, End of Period                     8,266       63,349
MONEY MARKET
 Accumulation Unit Value, Beginning of Period                $ 10.000   $   10.120
 Accumulation Unit Value, End of Period                      $ 10.120   $   10.285

                                 51 PROSPECTUS


 Number of Units Outstanding, End of Period                     3,372    2,189,388
PACIFIC GROWTH
 Accumulation Unit Value, Beginning of Period                $ 10.000   $    7.863
 Accumulation Unit Value, End of Period                      $  7.863   $    5.609
 Number of Units Outstanding, End of Period                       984       24,300
QUALITY INCOME PLUS
 Accumulation Unit Value, Beginning of Period                $ 10.000   $   10.447
 Accumulation Unit Value, End of Period                      $ 10.447   $   11.199
 Number of Units Outstanding, End of Period                     9,993      126,292
S&P 500 INDEX
 Accumulation Unit Value, Beginning of Period                $ 10.000   $    8.880
 Accumulation Unit Value, End of Period                      $  8.880   $    7.617
 Number of Units Outstanding, End of Period                     5,536      147,094
STRATEGIST
 Accumulation Unit Value, Beginning of Period                $ 10.000   $    9.440
 Accumulation Unit Value, End of Period                      $  9.440   $    8.294
 Number of Units Outstanding, End of Period                     4,199      120,191
UTILITIES
 Accumulation Unit Value, Beginning of Period                $ 10.000   $    9.316
 Accumulation Unit Value, End of Period                      $  9.316   $    6.761
 Number of Units Outstanding, End of Period                   547,162       45,890
THE UNIVERSAL INSTITUTIONAL FUNDS, INC.
MORGAN STANLEY UIF EMERGING MARKETS EQUITY
 Accumulation Unit Value, Beginning of Period                $ 10.000   $    7.213
 Accumulation Unit Value, End of Period                      $  7.213   $    6.614
 Number of Units Outstanding, End of Period                       957       23,766
MORGAN STANLEY UIF EQUITY GROWTH
 Accumulation Unit Value, Beginning of Period                $ 10.000   $    8.237
 Accumulation Unit Value, End of Period                      $  8.237   $    6.856
 Number of Units Outstanding, End of Period                     6,589       38,157
IMORGAN STANLEY UIF INTERNATIONAL MAGNUM
 Accumulation Unit Value, Beginning of Period                $ 10.000   $    9.662
 Accumulation Unit Value, End of Period                      $  9.662   $    7.647
 Number of Units Outstanding, End of Period                     4,040       16,225
MORGAN STANLEY UIF MID CAP GROWTH
 Accumulation Unit Value, Beginning of Period                       -            -
 Accumulation Unit Value, End of Period                             -            -
 Number of Units Outstanding, End of Period                         -            -
MORGAN STANLEY UIF MID CAP VALUE
 Accumulation Unit Value, Beginning of Period                $ 10.000   $    9.562
 Accumulation Unit Value, End of Period                      $  9.562   $    9.081
 Number of Units Outstanding, End of Period                     6,396       96,357
MORGAN STANLEY UIF U.S. REAL ESTATE
 Accumulation Unit Value, Beginning of Period                $ 10.000   $   10.163
 Accumulation Unit Value, End of Period                      $ 10.163   $   10.947
 Number of Units Outstanding, End of Period                       850       22,018
VAN KAMPEN LIFE INVESTMENT TRUST
VAN KAMPEN LIT COMSTOCK, CLASS I
 Accumulation Unit Value, Beginning of Period                       -            -
 Accumulation Unit Value, End of Period                             -            -
 Number of Units Outstanding, End of Period                         -            -
VAN KAMPEN LIT EMERGING GROWTH, CLASS I
 Accumulation Unit Value, Beginning of Period                $ 10.000   $    7.708
 Accumulation Unit Value, End of Period                      $  7.708   $    5.178
 Number of Units Outstanding, End of Period                    34,394      215,947
AIM VARIABLE INSURANCE FUNDS (SERIES I)
AIM V.I. CAPITAL APPRECIATION

                                 52 PROSPECTUS


 Accumulation Unit Value, Beginning of Period                $ 10.000   $    7.668
 Accumulation Unit Value, End of Period                      $  7.668   $    5.769
 Number of Units Outstanding, End of Period                     6,864       37,487
AIM V.I. GROWTH
 Accumulation Unit Value, Beginning of Period                $ 10.000   $     7.60
 Accumulation Unit Value, End of Period                      $   7.60   $    4.926
 Number of Units Outstanding, End of Period                     7,518       38,935
AIM V.I. PREMIER EQUITY
 Accumulation Unit Value, Beginning of Period                $ 10.000   $    8.491
 Accumulation Unit Value, End of Period                      $  8.491   $    7.280
 Number of Units Outstanding, End of Period                     9,000       85,012
ALLIANCE VARIABLE PRODUCTS SERIES FUND (CLASS B)
ALLIANCE GROWTH
 Accumulation Unit Value, Beginning of Period                $ 10.000   $     8.21
 Accumulation Unit Value, End of Period                      $   8.21   $    6.149
 Number of Units Outstanding, End of Period                     7,513       21,952
ALLIANCE GROWTH AND INCOME
 Accumulation Unit Value, Beginning of Period                $ 10.000   $    9.917
 Accumulation Unit Value, End of Period                      $  9.917   $    9.739
 Number of Units Outstanding, End of Period                     2,864       10,836
ALLIANCE PREMIER GROWTH
 Accumulation Unit Value, Beginning of Period                $ 10.000   $    8.001
 Accumulation Unit Value, End of Period                      $  8.001   $    6.480
 Number of Units Outstanding, End of Period                     9,325       42,146
LSA VARIABLE SERIES TRUST
LSA AGGRESSIVE GROWTH
 Accumulation Unit Value, Benginning of Period                      -            -
 Accumulation Unit Value, End of Period                             -            -
 Number of Units Outstanding, End of Period                         -            -
PUTNAM VARIABLE TRUST (CLASS IB)
PUTNAM VT GROWTH AND INCOME
 Accumulation Unit Value, Beginning of Period                $ 10.000   $   10.245
 Accumulation Unit Value, End of Period                      $ 10.245   $    9.404
 Number of Units Outstanding, End of Period                     2,572       43,108
PUTNAM VT INTERNATIONAL GROWTH
 Accumulation Unit Value, Beginning of Period                $ 10.000   $    9.491
 Accumulation Unit Value, End of Period                      $  9.491   $    7.389
 Number of Units Outstanding, End of Period                     4,876       97,331
PUTNAM VT SMALL CAP VALUE
 Accumulation Unit Value, Beginning of Period                       -            -
 Accumulation Unit Value, End of Period                             -            -
 Number of Units Outstanding, End of Period                         -            -
PUTNAM VT VOYAGER
 Accumulation Unit Value, Beginning of Period                $ 10.000   $    8.226
 Accumulation Unit Value, End of Period                      $  8.226   $    6.258
 Number of Units Outstanding, End of Period                     1,885       44,343

 *Contracts were first offered on September 12, 2000. All Variable Sub-Accounts were first offered under the Contracts on September 12, 2000, except for the Information Sub-Account which was first offered on November 1, 2000, and the Morgan Stanley UIF Mid Cap Growth, Van Kampen LIT Comstock (Class I), LSA Aggressive Growth, or Putnam VT Small Cap Value (Class IB) Variable Sub-Accounts which were first offered as of the date of this prospectus. No Accumulation Unit Values are shown for Variable Sub-Accounts which commenced after December 31, 2001. The Accumulation Unit Value for each of the Variable Sub-Accounts was initially set at $10.00. The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.85%.


                                 53 PROSPECTUS

STATEMENT OF ADDITIONAL INFORMATION
TABLE OF CONTENTS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
  Additions, Deletions or Substitutions of Investments
--------------------------------------------------------------------------------
  The Contract
--------------------------------------------------------------------------------
  Purchase of Contracts
--------------------------------------------------------------------------------
  Tax-free Exchanges (1035 Exchanges, Rollovers and Transfers)
--------------------------------------------------------------------------------
  Performance Information
--------------------------------------------------------------------------------
  Calculation of Accumulation Unit Values
--------------------------------------------------------------------------------
  Net Investment Factor
--------------------------------------------------------------------------------
  Calculation of Variable Amount Income Payments
--------------------------------------------------------------------------------
  Calculation of Annuity Unit Values
--------------------------------------------------------------------------------
  General Matters
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
  Incontestability
--------------------------------------------------------------------------------
  Settlements
--------------------------------------------------------------------------------
  Safekeeping of the Variable Account's Assets
--------------------------------------------------------------------------------
  Experts
--------------------------------------------------------------------------------
  Financial Statements
--------------------------------------------------------------------------------
THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFERING IN ANY JURISDICTION IN WHICH SUCH OFFERING MAY NOT LAWFULLY BE MADE. WE DO NOT AUTHORIZE ANYONE TO PROVIDE ANY INFORMATION OR REPRESENTATIONS REGARDING THE OFFERING DESCRIBED IN THIS PROSPECTUS OTHER THAN AS CONTAINED IN THIS PROSPECTUS.


                                 54 PROSPECTUS

MORGAN STANLEY  VARIABLE ANNUITY 3 ASSETMANAGER

Northbrook Life Insurance Company           Statement of Additional Information
Northbrook Variable Annuity Account II           Dated May 1 2002
300 N. Milwaukee Avenue
Vernon Hills, IL 60061
1 (800) 654 - 2397

This Statement of Additional Information supplements the information in the prospectus for the Morgan Stanley Variable Annuity 3 AssetManager Contract that we offer. This Statement of Additional Information is not a prospectus. You should read it with the prospectus, dated May 1, 2002, for the Contract. You may obtain a prospectus by calling or writing us at the address or telephone number listed above, or by calling or writing your Morgan Stanley Financial Advisor.

Except as otherwise noted, this Statement of Additional Information uses the same defined terms as the prospectus for the Morgan Stanley Variable Annuity 3 AssetManager Contract.



                      STATEMENT OF ADDITIONAL INFORMATION
                                TABLE OF CONTENTS


Description                                                                 Page

Additions, Deletions or Substitutions of Investments
The Contract
         Purchase of Contracts
         Tax-free Exchanges (1035 Exchanges, Rollovers and Transfers) Performance Information
Calculation of Accumulation Unit Values
        Net Investment Factor
        Calculation of Variable Amount Income Payments
        Calculation of Annuity Unit Values
General Matters
         Incontestability
         Settlements
         Safekeeping of the Variable Account's Assets
Experts
Financial Statements


ADDITIONS, DELETIONS OR SUBSTITUTIONS OF INVESTMENTS

We may add, delete, or substitute the shares held by any Variable Sub-Account to the extent the law permits. We may substitute shares of any Portfolio with those of another Portfolio of the same or different mutual fund if the shares of the Portfolio are no longer available for investment or if we believe investment in any Portfolio would become inappropriate in view of the purposes of the Variable Account.

We will not substitute shares attributable to a Contract owner's interest in a Variable Sub-Account until we have notified the Contract owner of the change, and until the Securities and Exchange Commission has approved the change, to the extent such notification and approval are required by law. Nothing contained in this Statement of Additional Information shall prevent the Variable Account from purchasing other securities for other series or classes of contracts or from effecting a conversion between series or classes of contracts on the basis of requests made by Contract owners.

We also may establish additional Variable Sub-Accounts or series of Variable Sub-Accounts. Each additional Variable Sub-Account would purchase shares in a new Portfolio of the same or different mutual fund. We may establish new Variable Sub-Accounts when we believe marketing needs or investment conditions Warrant. We determine the basis on which we will offer any new Variable Sub-Accounts in conjunction with the Contract to existing Contract owners. We may eliminate one or more Variable Sub-Accounts if, in our sole discretion, marketing, tax or investment conditions so warrant.

We may, by appropriate endorsement, change the Contract as we believe necessary or appropriate to reflect any substitution or change in the Portfolios. If we believe the best interests of persons having voting rights under the Contracts would be served, we may operate the Variable Account as a management company under the Investment Company Act of 1940 or we may withdraw its registration under such Act if such registration is no longer required.

THE CONTRACT

The Contract is primarily designed to aid individuals in long-term financial planning. You can use it for retirement planning regardless of whether the retirement plan qualifies for special federal income tax treatment.

PURCHASE OF CONTRACTS

Morgan Stanley DW Inc. is the principal underwriter and distributor of the Contracts. The offering of the Contracts is continuous. We do not anticipate discontinuing the offering of the Contracts but we reserve the right to do so at any time.

For the Variable Account, we paid underwriting commissions to Morgan Stanley DW of $49,879,046.98, $37,586,872.81 and $24,601,167.63 for the years 1999, 2000 and 2001 respectively.

TAX-FREE EXCHANGES (1035 EXCHANGES, ROLLOVERS AND TRANSFERS)

We accept purchase payments that are the proceeds of a Contract in a transaction qualifying for a tax-free exchange under Section 1035 of the Internal Revenue Code ("Code"). Except as required by federal law in calculating the basis of the Contract, we do not differentiate between Section 1035 purchase payments and non-Section 1035 purchase payments.

We also accept "rollovers" and transfers from Contracts qualifying as tax-sheltered annuities ("TSAs"), individual retirement annuities or accounts ("IRAs"), or any other Qualified Contract that is eligible to "rollover" into an IRA. We differentiate among non-Qualified Contracts, TSAs, IRAs and other Qualified Contracts to the extent necessary to comply with federal tax laws. For example, we restrict the assignment, transfer, or pledge of TSAs and IRAs so the Contracts will continue to qualify for special tax treatment. A Contract owner contemplating any such exchange, rollover or transfer of a Contract should contact a competent tax adviser with respect to the potential effects of such a transaction.

PERFORMANCE INFORMATION

From time to time we may advertise the "standardized," "non-standardized," and "adjusted historical" total returns of the Variable Sub-Accounts, as described below. Please remember that past performance is not an estimate or guarantee of future performance and does not necessarily represent the actual experience of amounts invested by a particular Contract owner. Also, please note that the performance figures shown do not reflect any applicable taxes.

STANDARDIZED TOTAL RETURNS

A Variable Sub-Account's standardized total return represents the average annual total return of that Sub-Account over a particular period. We compute standardized total return by finding the annual percentage rate that, when compounded annually, will accumulate a hypothetical $1,000 purchase payment to the redeemable value at the end of the one, five or ten year period, or for a period from the date of commencement of the Variable Sub-Account's operations, if shorter than any of the foregoing.

We use the following formula prescribed by the SEC for computing standardized total return:

     1000(1 + T)n = ERV

        where:

           T          =     average annual total return

           ERV        =     ending  redeemable value of a hypothetical  $1,000
                            payment  made at the  beginning  of 1, 5, or 10 year
                            periods or shorter period
           n          =     number of years in the period

          1000        =     hypothetical $1,000 investment


When factoring in the withdrawal charge assessed upon redemption, we exclude the Free Withdrawal Amount, which is the amount you can withdraw from the Contract without paying a withdrawal charge. We also use the withdrawal charge that would apply upon redemption at the end of each period. Thus, for example, when factoring in the withdrawal charge for a one year standardized total return calculation, we would use the withdrawal charge that applies to a withdrawal of a purchase payment made one year prior.

When factoring the contract maintenance charge, we pro rate the charge by dividing (a) the contract maintenance charge by (b) an annual contract size of $85,678. We then multiply the resulting percentage by a hypothetical $1,000 investment.

The standardized average annual total returns for the Variable Sub-Accounts available under the Contract for the periods ended December 31, 2001 are set out below. No standardized total returns are shown for the Money Market Variable Sub-Account.

The Morgan Stanley Variable Annuity 3 AssetManager Contracts were first offered to the public as of September 12, 2000. Accordingly, performance figures for Variable Sub-Accounts prior to those dates reflect the historical performance of the Variable Sub-Accounts, adjusted to reflect the current level of charges that apply to the Variable Sub-Accounts under the Morgan Stanley Variable Annuity 3 AssetManager Contracts as well as the withdrawal and contract maintenance charges described above.

Variable Sub-Account Inception Dates:

Morgan Stanley  Variable Investment Series (Class Y):

Variable Sub-Account                                          Date

Aggressive Equity                                             June 5, 2000
Capital Growth                                                June 5, 2000
Competitive Edge                                              June 5, 2000
Dividend Growth                                               June 5, 2000
Equity                                                        June 5, 2000
European Growth                                               June 5, 2000
Global Dividend Growth                                        June 5, 2000
High Yield                                                    June 5, 2000
Income Builder                                                June 5, 2000
Information                                                   November 6, 2000
Limited Duration                                              June 5, 2000
Money Market                                                  June 5, 2000
Pacific Growth                                                June 5, 2000
Quality Income Plus                                           June 5, 2000
S&P 500 Index                                                 June 5, 2000
Strategist                                                    June 5, 2000
Utilities                                                     June 5, 2000

Variable Sub-Account                                          Date

Morgan Stanley UIF Emerging Markets Equity                    March 16, 1998
Morgan Stanley UIF Equity Growth                              March 16, 1998
Morgan Stanley UIF International Magnum                       March 16, 1998
Morgan Stanley UIF Mid Cap Growth                             May 1, 2002
Morgan Stanley UIF Mid Cap Value                              January 31, 2000
Morgan Stanley UIF U.S. Real Estate                           May 18, 1998

Van Kampen Life Investment Trust:

Variable Sub-Account                                          Date

Van Kampen LIT Comstock, Class I                              May 1, 2002
Van Kampen LIT Emerging Growth, Class I                       March 16, 1998

AIM Variable Insurance Funds (Series I):

Variable Sub-Account                                          Date

AIM V. I. Capital Appreciation                                January 31, 2000
AIM V. I. Growth                                              January 31, 2000
AIM V. I. Premier Equity                                      January 31, 2000

Alliance Variable Products Series Fund (Class B):

Variable Sub-Account                                          Date

Alliance Growth                                               January 31, 2000
Alliance Growth and Income                                    January 31, 2000
Alliance Premier Growth                                       January 31, 2000

LSA Variable Series Trust

Variable Sub-Account                                          Date

LSA Aggressive Growth                                         May 1, 2002


Putnam Variable Trust (Class IB):

Variable Sub-Account                                          Date

Putnam VT Growth and Income                                   January 31, 2000
Putnam VT International Growth                                January 31, 2000
Putnam VT Small Cap Value                                     May 1, 2002
Putnam VT Voyager                                             January 31, 2000


(WITHOUT ANY DEATH OR INCOME BENEFIT OPTION)

                                                                                 10 Years or Since
Variable Sub-Accounts                                      1 Year      5 Years       Inception
Aggressive Equity                                          -29.72%       N/A          -21.81%
Capital Growth                                             -27.63%       N/A          -20.22%
Competitive Edge                                           -24.72%       N/A          -25.28%
Dividend Growth                                            -6.87%        N/A           -0.40%
Equity                                                     -28.20%       N/A          -21.52%
European Growth                                            -19.18%       N/A          -17.31%
Global Dividend Growth                                     -7.88%        N/A           -5.58%
High Yield                                                 -34.95%       N/A          -40.06%
Income Builder                                              0.55%        N/A           0.45%
Information                                                -43.89%       N/A          -43.28%
Limited Duration                                            4.88%        N/A           4.96%
Money Market                                                2.10%        N/A           2.96%
Pacific Growth                                             -28.39%       N/A          -34.05%
Quality Income Plus                                         7.67%        N/A           9.65%
S&P 500 Index                                              -13.87%       N/A          -15.28%
Strategist                                                 -11.78%       N/A           -8.20%
Utilities                                                  -27.13%       N/A          -17.63%
Morgan Stanley UIF Emerging Markets Equity                 -7.92%        N/A           -7.32%
Morgan Stanley UIF Equity Growth                           -16.42%       N/A           0.19%
Morgan Stanley UIF International Magnum                    -20.54%       N/A           -5.00%
Morgan Stanley UIF Mid Cap Growth                            N/A         N/A            N/A
Morgan Stanley UIF Mid Cap Value                           -4.63%        N/A           4.85%
Morgan Stanley UIF U.S. Real Estate                         8.18%        N/A           4.70%
Van Kampen LIT Comstock, Class I                             N/A         N/A            N/A
Van Kampen LIT Emerging Growth, Class I                    -32.56%       N/A           10.10%
AIM V.I. Capital Appreciation                              -24.47%       N/A          -18.53%
AIM V.I. Growth                                            -34.92%       N/A          -28.10%
AIM V.I. Premier Equity                                    -13.91%       N/A          -14.37%
Alliance Growth                                            -24.83%       N/A          -20.89%
Alliance Growth and Income                                 -1.37%        N/A           7.53%
Alliance Premier Growth                                    -18.67%       N/A          -16.80%
LSA Aggressive Growth                                        N/A         N/A            N/A
Putnam VT Growth and Income                                -7.83%        N/A           0.75%
Putnam VT International Growth                             -21.84%       N/A          -15.03%
Putnam VT Small Cap Value                                    N/A         N/A            N/A
Putnam VT Voyager                                          -23.61%       N/A          -20.29%


(WITH THE PERFORMANCE DEATH BENEFIT OPTION)


                                                                                 10 Years or Since
Variable Sub-Accounts                                      1 Year      5 Years       Inception
Aggressive Equity                                          -29.82%       N/A          -21.91%
Capital Growth                                             -27.73%       N/A          -20.32%
Competitive Edge                                           -24.82%       N/A          -25.38%
Dividend Growth                                            -6.99%        N/A           -0.53%
Equity                                                     -28.30%       N/A          -21.62%
European Growth                                            -19.29%       N/A          -17.42%
Global Dividend Growth                                     -8.00%        N/A           -5.70%
High Yield                                                 -35.04%       N/A          -40.13%
Income Builder                                              0.42%        N/A           0.32%
Information                                                -43.97%       N/A          -43.35%
Limited Duration                                            4.74%        N/A           4.82%
Money Market                                                1.96%        N/A           2.83%
Pacific Growth                                             -28.48%       N/A          -34.13%
Quality Income Plus                                         7.53%        N/A           9.50%
S&P 500 Index                                              -13.98%       N/A          -15.39%
Strategist                                                 -11.89%       N/A           -8.31%
Utilities                                                  -27.23%       N/A          -17.74%
Morgan Stanley UIF Emerging Markets Equity                 -8.04%        N/A           -7.44%
Morgan Stanley UIF Equity Growth                           -16.53%       N/A           0.06%
Morgan Stanley UIF International Magnum                    -20.64%       N/A           -5.12%
Morgan Stanley UIF Mid Cap Growth                            N/A         N/A            N/A
Morgan Stanley UIF Mid Cap Value                           -4.75%        N/A           4.72%
Morgan Stanley UIF U.S. Real Estate                         8.03%        N/A           4.56%
Van Kampen LIT Comstock, Class I                             N/A         N/A            N/A
Van Kampen LIT Emerging Growth, Class I                    -32.65%       N/A           9.96%
AIM V.I. Capital Appreciation                              -24.57%       N/A          -18.64%
AIM V.I. Growth                                            -35.01%       N/A          -28.20%
AIM V.I. Premier Equity                                    -14.02%       N/A          -14.48%
Alliance Growth                                            -24.92%       N/A          -20.99%
Alliance Growth and Income                                 -1.50%        N/A           7.39%
Alliance Premier Growth                                    -18.77%       N/A          -16.91%
LSA Aggressive Growth                                        N/A         N/A            N/A
Putnam VT Growth and Income                                -7.95%        N/A           0.62%
Putnam VT International Growth                             -21.94%       N/A          -15.14%
Putnam VT Small Cap Value                                    N/A         N/A            N/A
Putnam VT Voyager                                          -23.71%       N/A          -20.39%



(WITH THE DEATH BENEFIT COMBINATION OPTION)

                                                                                 10 Years or Since
Variable Sub-Accounts                                      1 Year      5 Years       Inception
Aggressive Equity                                          -29.89%       N/A          -22.00%
Capital Growth                                             -27.81%       N/A          -20.41%
Competitive Edge                                           -24.90%       N/A          -25.46%
Dividend Growth                                            -7.09%        N/A           -0.64%
Equity                                                     -28.38%       N/A          -21.71%
European Growth                                            -19.38%       N/A          -17.51%
Global Dividend Growth                                     -8.10%        N/A           -5.81%
High Yield                                                 -35.11%       N/A          -40.20%
Income Builder                                              0.31%        N/A           0.21%
Information                                                -44.03%       N/A          -43.42%
Limited Duration                                            4.62%        N/A           4.71%
Money Market                                                1.85%        N/A           2.72%
Pacific Growth                                             -28.56%       N/A          -34.20%
Quality Income Plus                                         7.41%        N/A           9.38%
S&P 500 Index                                              -14.08%       N/A          -15.49%
Strategist                                                 -11.99%       N/A           -8.42%
Utilities                                                  -27.31%       N/A          -17.83%
Morgan Stanley UIF Emerging Markets Equity                 -8.14%        N/A           -7.55%
Morgan Stanley UIF Equity Growth                           -16.62%       N/A           -0.05%
Morgan Stanley UIF International Magnum                    -20.73%       N/A           -5.22%
Morgan Stanley UIF Mid Cap Growth                            N/A         N/A            N/A
Morgan Stanley UIF Mid Cap Value                           -4.86%        N/A           4.60%
Morgan Stanley UIF U.S. Real Estate                         7.91%        N/A           4.45%
Van Kampen LIT Comstock, Class I                             N/A         N/A            N/A
Van Kampen LIT Emerging Growth, Class I                    -32.73%       N/A           9.84%
AIM V.I. Capital Appreciation                              -24.65%       N/A          -18.73%
AIM V.I. Growth                                            -35.08%       N/A          -28.28%
AIM V.I. Premier Equity                                    -14.11%       N/A          -14.58%
Alliance Growth                                            -25.01%       N/A          -21.08%
Alliance Growth and Income                                 -1.60%        N/A           7.27%
Alliance Premier Growth                                    -18.86%       N/A          -17.00%
LSA Aggressive Growth                                        N/A         N/A            N/A
Putnam VT Growth and Income                                -8.05%        N/A           0.51%
Putnam VT International Growth                             -22.03%       N/A          -15.23%
Putnam VT Small Cap Value                                    N/A         N/A            N/A
Putnam VT Voyager                                          -23.80%       N/A          -20.48%





(WITH THE INCOME BENEFIT COMBINATION 2  OPTION)

                                                                                 10 Years or Since
Variable Sub-Accounts                                      1 Year      5 Years       Inception
Aggressive Equity                                          -29.94%       N/A          -22.05%
Capital Growth                                             -27.85%       N/A          -20.45%
Competitive Edge                                           -24.95%       N/A          -25.51%
Dividend Growth                                            -7.15%        N/A           -0.70%
Equity                                                     -28.42%       N/A          -21.76%
European Growth                                            -19.43%       N/A          -17.56%
Global Dividend Growth                                     -8.15%        N/A           -5.86%
High Yield                                                 -35.15%       N/A          -40.23%
Income Builder                                              0.25%        N/A           0.15%
Information                                                -44.06%       N/A          -43.45%
Limited Duration                                            4.56%        N/A           4.65%
Money Market                                                1.79%        N/A           2.66%
Pacific Growth                                             -28.61%       N/A          -34.24%
Quality Income Plus                                         7.34%        N/A           9.32%
S&P 500 Index                                              -14.13%       N/A          -15.54%
Strategist                                                 -12.04%       N/A           -8.47%
Utilities                                                  -27.35%       N/A          -17.88%
Morgan Stanley UIF Emerging Markets Equity                 -8.20%        N/A           -7.60%
Morgan Stanley UIF Equity Growth                           -16.67%       N/A           -0.11%
Morgan Stanley UIF International Magnum                    -20.78%       N/A           -5.28%
Morgan Stanley UIF Mid Cap Growth                            N/A         N/A            N/A
Morgan Stanley UIF Mid Cap Value                           -4.92%        N/A           4.54%
Morgan Stanley UIF U.S. Real Estate                         7.85%        N/A           4.38%
Van Kampen LIT Comstock, Class I                             N/A         N/A            N/A
Van Kampen LIT Emerging Growth, Class I                    -32.77%       N/A           9.77%
AIM V.I. Capital Appreciation                              -24.70%       N/A          -18.78%
AIM V.I. Growth                                            -35.12%       N/A          -28.32%
AIM V.I. Premier Equity                                    -14.17%       N/A          -14.63%
Alliance Growth                                            -25.05%       N/A          -21.13%
Alliance Growth and Income                                 -1.66%        N/A           7.21%
Alliance Premier Growth                                    -18.91%       N/A          -17.05%
LSA Aggressive Growth                                        N/A         N/A            N/A
Putnam VT Growth and Income                                -8.10%        N/A           0.45%
Putnam VT International Growth                             -22.08%       N/A          -15.28%
Putnam VT Small Cap Value                                    N/A         N/A            N/A
Putnam VT Voyager                                          -23.84%       N/A          -20.53%







(WITH THE INCOME AND DEATH BENEFIT COMBINATION 2 OPTION)

                                                                                 10 Years or Since
Variable Sub-Accounts                                      1 Year      5 Years       Inception
Aggressive Equity                                          -30.08%       N/A          -22.20%
Capital Growth                                             -28.00%       N/A          -20.61%
Competitive Edge                                           -25.10%       N/A          -25.66%
Dividend Growth                                            -7.33%        N/A           -0.90%
Equity                                                     -28.56%       N/A          -21.91%
European Growth                                            -19.59%       N/A          -17.73%
Global Dividend Growth                                     -8.34%        N/A           -6.05%
High Yield                                                 -35.28%       N/A          -40.35%
Income Builder                                              0.04%        N/A           -0.05%
Information                                                -44.18%       N/A          -43.56%
Limited Duration                                            4.35%        N/A           4.44%
Money Market                                                1.59%        N/A           2.45%
Pacific Growth                                             -28.75%       N/A          -34.38%
Quality Income Plus                                         7.13%        N/A           9.10%
S&P 500 Index                                              -14.30%       N/A          -15.71%
Strategist                                                 -12.22%       N/A           -8.65%
Utilities                                                  -27.50%       N/A          -18.04%
Morgan Stanley UIF Emerging Markets Equity                 -8.38%        N/A           -7.79%
Morgan Stanley UIF Equity Growth                           -16.84%       N/A           -0.31%
Morgan Stanley UIF International Magnum                    -20.94%       N/A           -5.47%
Morgan Stanley UIF Mid Cap Growth                            N/A         N/A            N/A
Morgan Stanley UIF Mid Cap Value                           -5.11%        N/A           4.33%
Morgan Stanley UIF U.S. Real Estate                         7.63%        N/A           4.17%
Van Kampen LIT Comstock, Class I                             N/A         N/A            N/A
Van Kampen LIT Emerging Growth, Class I                    -32.90%       N/A           9.55%
AIM V.I. Capital Appreciation                              -24.85%       N/A          -18.94%
AIM V.I. Growth                                            -35.25%       N/A          -28.46%
AIM V.I. Premier Equity                                    -14.34%       N/A          -14.80%
Alliance Growth                                            -25.20%       N/A          -21.28%
Alliance Growth and Income                                 -1.86%        N/A           6.99%
Alliance Premier Growth                                    -19.07%       N/A          -17.22%
LSA Aggressive Growth                                        N/A         N/A            N/A
Putnam VT Growth and Income                                -8.29%        N/A           0.25%
Putnam VT International Growth                             -22.23%       N/A          -15.45%
Putnam VT Small Cap Value                                    N/A         N/A            N/A
Putnam VT Voyager                                          -24.00%       N/A          -20.69%




NON-STANDARDIZED TOTAL RETURNS

From time to time, we also may quote rates of return that reflect changes in the values of each Variable Sub-Account's accumulation units. We may quote these "non-standardized total returns" on an annualized, cumulative, year-by-year, or other basis. These rates of return take into account asset-based charges, such as the mortality and expense risk charge and administration charge as well as the contract maintenance charge. However, these rates of return do not reflect, withdrawal charges or any taxes. Such charges, if reflected, would reduce the performance shown.

Annualized returns reflect the rate of return that, when compounded annually, would equal the cumulative rate of return for the period shown. We compute annualized returns according to the following formula:

  Annualized Return = (1+r)1/n-1

        where:

                r =    cumulative rate of return for the period shown, and

                n =    number of years in the period.

The method of computing annualized rates of return is similar to that for computing standardized performance, described above, except that rather than using a hypothetical $1,000 investment and the ending redeemable value thereof, we use the changes in value of an accumulation unit.

Cumulative rates of return reflect the cumulative change in value of an accumulation unit over the period shown. Year-by-year rates of return reflect the change in value of accumulation unit during the course of each year shown. We compute these returns by dividing the accumulation unit value at the end of each period shown, by accumulation unit value at the beginning of that period, and subtracting one. We compute other total returns on a similar basis.

We may quote non-standardized total returns for 1, 3, 5, and 10 year periods, or period since inception of the Variable Sub-Account's operations, as well as other periods, such as "year-to-date" (prior calendar year end to the day stated in the advertisement); "year to most recent quarter" (prior calendar year end to the end of the most recent quarter); the prior calendar year; and the "n" most recent calendar years.

The non-standardized average annual total returns for the Variable Sub-Accounts for the periods ended December 31, 2001 are set out below. No non-standardized total returns are shown for the Money Market Variable Sub-Account.

The Morgan Stanley Variable Annuity 3 AssetManager Contracts were first offered to the public as of September 12, 2000 . Accordingly, performance figures for Variable Sub-Accounts prior to those dates reflect the historical performance of the Variable Sub-Accounts, adjusted to reflect the current level of charges that apply to the Variable Sub-Accounts under the Morgan Stanley Variable Annuity 3 AssetManager Contracts, excluding the withdrawal charge but including the contract maintenance charges. In addition, the performance figures for periods prior to the availability of an optional income benefit, death benefit or combination thereof have been adjusted to reflect the current charge for such features as if they had been available throughout the periods shown.

The inception dates of each Variable Sub-Account appears under "Standardized Total Returns" above.




(WITHOUT ANY DEATH OR INCOME BENEFIT OPTION)

                                                                                 10 Years or Since
Variable Sub-Accounts                                      1 Year      5 Years       Inception
Aggressive Equity                                          -29.65%       N/A          -21.72%
Capital Growth                                             -27.56%       N/A          -20.12%
Competitive Edge                                           -24.64%       N/A          -25.18%
Dividend Growth                                            -6.79%        N/A           -0.30%
Equity                                                     -28.12%       N/A          -21.42%
European Growth                                            -19.11%       N/A          -17.21%
Global Dividend Growth                                     -7.80%        N/A           -5.48%
High Yield                                                 -34.88%       N/A          -39.65%
Income Builder                                              0.63%        N/A           0.55%
Information                                                -43.82%       N/A          -43.16%
Limited Duration                                            4.95%        N/A           5.06%
Money Market                                                2.18%        N/A           3.06%
Pacific Growth                                             -28.31%       N/A          -33.94%
Quality Income Plus                                         7.75%        N/A           9.74%
S&P 500 Index                                              -13.79%       N/A          -15.18%
Strategist                                                 -11.70%       N/A           -8.10%
Utilities                                                  -27.06%       N/A          -17.53%
Morgan Stanley UIF Emerging Markets Equity                 -7.84%        N/A           -7.23%
Morgan Stanley UIF Equity Growth                           -16.34%       N/A           0.26%
Morgan Stanley UIF International Magnum                    -20.46%       N/A           -4.92%
Morgan Stanley UIF Mid Cap Growth                            N/A         N/A            N/A
Morgan Stanley UIF Mid Cap Value                           -4.55%        N/A           4.93%
Morgan Stanley UIF U.S. Real Estate                         8.25%        N/A           4.79%
Van Kampen LIT Comstock                                      N/A         N/A            N/A
Van Kampen LIT Emerging Growth                             -32.49%       N/A           10.16%
AIM V.I. Capital Appreciation                              -24.39%       N/A          -18.45%
AIM V.I. Growth                                            -34.84%       N/A          -28.01%
AIM V.I. Premier Equity                                    -13.83%       N/A          -14.29%
Alliance Growth                                            -24.75%       N/A          -20.80%
Alliance Growth and Income                                 -1.29%        N/A           7.61%
Alliance Premier Growth                                    -18.59%       N/A          -16.72%
LSA Aggressive Growth                                        N/A         N/A            N/A
Putnam VT Growth and Income                                -7.75%        N/A           0.83%
Putnam VT International Growth                             -21.76%       N/A          -14.94%
Putnam VT Small Cap Value                                    N/A         N/A            N/A
Putnam VT Voyager                                          -23.53%       N/A          -20.20%



 (WITH THE PERFORMANCE DEATH BENEFIT OPTION)

                                                                                 10 Years or Since
Variable Sub-Accounts                                      1 Year      5 Years       Inception
Aggressive Equity                                          -29.74%       N/A          -21.82%
Capital Growth                                             -27.65%       N/A          -20.22%
Competitive Edge                                           -24.74%       N/A          -25.28%
Dividend Growth                                            -6.91%        N/A           -0.43%
Equity                                                     -28.22%       N/A          -21.53%
European Growth                                            -19.21%       N/A          -17.32%
Global Dividend Growth                                     -7.92%        N/A           -5.61%
High Yield                                                 -34.96%       N/A          -39.72%
Income Builder                                              0.50%        N/A           0.42%
Information                                                -43.89%       N/A          -43.24%
Limited Duration                                            4.82%        N/A           4.92%
Money Market                                                2.04%        N/A           2.93%
Pacific Growth                                             -28.41%       N/A          -34.02%
Quality Income Plus                                         7.60%        N/A           9.60%
S&P 500 Index                                              -13.91%       N/A          -15.29%
Strategist                                                 -11.81%       N/A           -8.22%
Utilities                                                  -27.15%       N/A          -17.64%
Morgan Stanley UIF Emerging Markets Equity                 -7.96%        N/A           -7.35%
Morgan Stanley UIF Equity Growth                           -16.45%       N/A           0.13%
Morgan Stanley UIF International Magnum                    -20.56%       N/A           -5.04%
Morgan Stanley UIF Mid Cap Growth                            N/A         N/A            N/A
Morgan Stanley UIF Mid Cap Value                           -4.68%        N/A           4.79%
Morgan Stanley UIF U.S. Real Estate                         8.11%        N/A           4.65%
Van Kampen LIT Comstock                                      N/A         N/A            N/A
Van Kampen LIT Emerging Growth                             -32.57%       N/A           10.01%
AIM V.I. Capital Appreciation                              -24.49%       N/A          -18.55%
AIM V.I. Growth                                            -34.93%       N/A          -28.11%
AIM V.I. Premier Equity                                    -13.94%       N/A          -14.40%
Alliance Growth*                                           -24.85%       N/A          -20.90%
Alliance Growth and Income                                 -1.42%        N/A           7.47%
Alliance Premier Growth                                    -18.70%       N/A          -16.82%
LSA Aggressive Growth                                        N/A         N/A            N/A
Putnam VT Growth and Income                                -7.87%        N/A           0.70%
Putnam VT International Growth                             -21.87%       N/A          -15.05%
Putnam VT Small Cap Value                                    N/A         N/A            N/A
Putnam VT Voyager*                                         -23.63%       N/A          -20.31%




(WITH THE DEATH BENEFIT COMBINATION OPTION)

                                                                                 10 Years or Since
Variable Sub-Accounts                                      1 Year      5 Years       Inception
Aggressive Equity                                          -29.82%       N/A          -21.90%
Capital Growth                                             -27.73%       N/A          -20.31%
Competitive Edge                                           -24.82%       N/A          -25.36%
Dividend Growth                                            -7.01%        N/A           -0.54%
Equity                                                     -28.30%       N/A          -21.61%
European Growth                                            -19.30%       N/A          -17.41%
Global Dividend Growth                                     -8.02%        N/A           -5.71%
High Yield                                                 -35.03%       N/A          -39.79%
Income Builder                                              0.38%        N/A           0.31%
Information                                                -43.95%       N/A          -43.30%
Limited Duration                                            4.70%        N/A           4.81%
Money Market                                                1.93%        N/A           2.82%
Pacific Growth                                             -28.49%       N/A          -34.10%
Quality Income Plus                                         7.49%        N/A           9.48%
S&P 500 Index                                              -14.00%       N/A          -15.39%
Strategist                                                 -11.91%       N/A           -8.32%
Utilities                                                  -27.23%       N/A          -17.73%
Morgan Stanley UIF Emerging Markets Equity                 -8.06%        N/A           -7.46%
Morgan Stanley UIF Equity Growth                           -16.54%       N/A           0.02%
Morgan Stanley UIF International Magnum                    -20.65%       N/A           -5.15%
Morgan Stanley UIF Mid Cap Growth                            N/A         N/A            N/A
Morgan Stanley UIF Mid Cap Value                           -4.78%        N/A           4.68%
Morgan Stanley UIF U.S. Real Estate                         7.99%        N/A           4.54%
Van Kampen LIT Comstock                                      N/A         N/A            N/A
Van Kampen LIT Emerging Growth                             -32.65%       N/A           9.89%
AIM V.I. Capital Appreciation                              -24.57%       N/A          -18.64%
AIM V.I. Growth                                            -35.00%       N/A          -28.19%
AIM V.I. Premier Equity                                    -14.04%       N/A          -14.49%
Alliance Growth                                            -24.93%       N/A          -20.99%
Alliance Growth and Income                                 -1.53%        N/A           7.35%
Alliance Premier Growth                                    -18.78%       N/A          -16.92%
LSA Aggressive Growth                                        N/A         N/A            N/A
Putnam VT Growth and Income                                -7.97%        N/A           0.59%
Putnam VT International Growth                             -21.95%       N/A          -15.15%
Putnam VT Small Cap Value                                    N/A         N/A            N/A
Putnam VT Voyager                                          -23.72%       N/A          -20.39%



(WITH THE INCOME BENEFIT COMBINATION 2  OPTION)

                                                                                 10 Years or Since
Variable Sub-Accounts                                      1 Year      5 Years       Inception
Aggressive Equity                                          -29.86%       N/A          -21.95%
Capital Growth                                             -27.77%       N/A          -20.36%
Competitive Edge                                           -24.87%       N/A          -25.41%
Dividend Growth                                            -7.07%        N/A           -0.60%
Equity                                                     -28.34%       N/A          -21.66%
European Growth                                            -19.35%       N/A          -17.46%
Global Dividend Growth                                     -8.08%        N/A           -5.77%
High Yield                                                 -35.07%       N/A          -39.83%
Income Builder                                              0.32%        N/A           0.25%
Information                                                -43.99%       N/A          -43.33%
Limited Duration                                            4.64%        N/A           4.74%
Money Market                                                1.87%        N/A           2.75%
Pacific Growth                                             -28.53%       N/A          -34.14%
Quality Income Plus                                         7.42%        N/A           9.41%
S&P 500 Index                                              -14.05%       N/A          -15.44%
Strategist                                                 -11.96%       N/A           -8.37%
Utilities                                                  -27.28%       N/A          -17.78%
Morgan Stanley UIF Emerging Markets Equity                 -8.12%        N/A           -7.51%
Morgan Stanley UIF Equity Growth                           -16.59%       N/A           -0.04%
Morgan Stanley UIF International Magnum                    -20.70%       N/A           -5.20%
Morgan Stanley UIF Mid Cap Growth                            N/A         N/A            N/A
Morgan Stanley UIF Mid Cap Value                           -4.84%        N/A           4.61%
Morgan Stanley UIF U.S. Real Estate                         7.93%        N/A           4.47%
Van Kampen LIT Comstock                                      N/A         N/A            N/A
Van Kampen LIT Emerging Growth                             -32.69%       N/A           9.83%
AIM V.I. Capital Appreciation                              -24.62%       N/A          -18.69%
AIM V.I. Growth                                            -35.04%       N/A          -28.23%
AIM V.I. Premier Equity                                    -14.09%       N/A          -14.54%
Alliance Growth                                            -24.97%       N/A          -21.04%
Alliance Growth and Income                                 -1.59%        N/A           7.28%
Alliance Premier Growth                                    -18.83%       N/A          -16.97%
LSA Aggressive Growth                                        N/A         N/A            N/A
Putnam VT Growth and Income                                -8.03%        N/A           0.53%
Putnam VT International Growth                             -22.00%       N/A          -15.20%
Putnam VT Small Cap Value                                    N/A         N/A            N/A
Putnam VT Voyager                                          -23.76%       N/A          -20.44%




(WITH THE INCOME AND DEATH BENEFIT COMBINATION 2 OPTION)

                                                                                 10 Years or Since
Variable Sub-Accounts                                      1 Year      5 Years       Inception
Aggressive Equity                                          -30.00%       N/A          -22.11%
Capital Growth                                             -27.92%       N/A          -20.52%
Competitive Edge                                           -25.02%       N/A          -25.55%
Dividend Growth                                            -7.26%        N/A           -0.80%
Equity                                                     -28.49%       N/A          -21.82%
European Growth                                            -19.51%       N/A          -17.63%
Global Dividend Growth                                     -8.26%        N/A           -5.95%
High Yield                                                 -35.20%       N/A          -39.95%
Income Builder                                              0.12%        N/A           0.05%
Information                                                -44.10%       N/A          -43.45%
Limited Duration                                            4.43%        N/A           4.54%
Money Market                                                1.66%        N/A           2.55%
Pacific Growth                                             -28.67%       N/A          -34.27%
Quality Income Plus                                         7.20%        N/A           9.20%
S&P 500 Index                                              -14.23%       N/A          -15.61%
Strategist                                                 -12.14%       N/A           -8.56%
Utilities                                                  -27.42%       N/A          -17.94%
Morgan Stanley UIF Emerging Markets Equity                 -8.31%        N/A           -7.70%
Morgan Stanley UIF Equity Growth                           -16.76%       N/A           -0.24%
Morgan Stanley UIF International Magnum                    -20.86%       N/A           -5.39%
Morgan Stanley UIF Mid Cap Growth                            N/A         N/A            N/A
Morgan Stanley UIF Mid Cap Value                           -5.03%        N/A           4.40%
Morgan Stanley UIF U.S. Real Estate                         7.71%        N/A           4.27%
Van Kampen LIT Comstock                                      N/A         N/A            N/A
Van Kampen LIT Emerging Growth                             -32.82%       N/A           9.61%
AIM V.I. Capital Appreciation                              -24.77%       N/A          -18.85%
AIM V.I. Growth                                            -35.17%       N/A          -28.37%
AIM V.I. Premier Equity                                    -14.26%       N/A          -14.71%
Alliance Growth                                            -25.12%       N/A          -21.20%
Alliance Growth and Income                                 -1.78%        N/A           7.07%
Alliance Premier Growth                                    -19.00%       N/A          -17.13%
LSA Aggressive Growth                                        N/A         N/A            N/A
Putnam VT Growth and Income                                -8.21%        N/A           0.33%
Putnam VT International Growth                             -22.16%       N/A          -15.37%
Putnam VT Small Cap Value                                    N/A         N/A            N/A
Putnam VT Voyager                                          -23.92%       N/A          -20.60%




ADJUSTED HISTORICAL TOTAL RETURNS

We may advertise the total return for periods prior to the date that the Variable Sub-Accounts commenced operations. We will calculate such "adjusted historical total returns" using the historical performance of the underlying
Portfolios and adjusting such performance to reflect the current level of charges that apply to the Variable Sub-Accounts under the Contract.

The adjusted historical total returns for the Variable Sub-Accounts for the periods ended December 31, 2001 are set out below. No adjusted historical total returns are shown for the Money Market Variable Sub-Account.

The following list provides the inception date for the Portfolio corresponding to each of the Variable Sub-Accounts included in the tables.

                                                     Inception Date of
Variable Sub-Account                                 Corresponding Portfolio
--------------------                                 -----------------------
Aggressive Equity*                                            May 1, 1999
Capital Growth*                                               March 1, 1991
Competitive Edge*                                             May 18, 1998
Dividend Growth*                                              March 1, 1990
Equity*                                                       March 9, 1984
European Growth*                                              March 1, 1991
Global Dividend Growth*                                       February 24, 1994
High Yield*                                                   March 9, 1984
Income Builder*                                               January 21, 1997
Information                                                   November 6, 2000
Limited Duration*                                             May 3, 1999
Money Market                                                  March 8, 1984
Pacific Growth*                                               February 22, 1994
Quality Income Plus*                                          March 1, 1987
S&P 500 Index*                                                May 18, 1998
Strategist*                                                   March 1, 1987
Utilities*                                                    March 1, 1990
Morgan Stanley UIF Emerging Markets Equity                    October 1, 1996
Morgan Stanley UIF Equity Growth                              January 2, 1997
Morgan Stanley UIF International Magnum                       January 2, 1997
Morgan Stanley UIF Mid Cap Growth                             October 18, 1999
Morgan Stanley UIF Mid Cap Value                              January 2, 1997
Morgan Stanley UIF U.S. Real Estate                           March 4, 1997
Van Kampen LIT Comstock, Class I                              April 30, 1999
Van Kampen LIT Emerging Growth, Class I                       July 3, 1995
AIM V.I. Capital Appreciation                                 May 5, 1993
AIM V.I. Growth                                               May 5, 1993
AIM V.I. Premier Equity                                       May 5, 1993
Alliance Growth**                                             September 15, 1994
Alliance Growth and Income**                                  January 14, 1991
Alliance Premier Growth**                                     July 14, 1999
LSA Aggressive Growth                                         August 14, 2001
Putnam VT Growth and Income***                                February 1, 1988
Putnam VT International Growth***                             January 2, 1997
Putnam VT Small Cap Value                                     April 30, 1999
Putnam VT Voyager***                                          February 1, 1988


* The Portfolios' Class Y shares ("12b-1 class") corresponding to these Variable Sub-Accounts were first offered on June 5, 2000. For periods prior to June 5, 2000, the performance shown is based on the historical performance of the Portfolios' Class X shares ("non-12b-1 class"). If adjusted to include the expenses of the 12b-1 class, performance would have been slightly lower. The inception dates for the Portfolios are shown above.

** The Portfolios' Class B shares ("12b-1 class") corresponding to the Alliance Growth, Alliance Growth and Income and Alliance Premier Growth Variable Sub-Accounts were first offered on June 1, 1999. For periods prior to these dates, the performance shown is based on the historical performance of the Portfolios' Class A shares ("non-12b-1 class"). If adjusted to include the expenses of the 12b-1 class, performance would have been slightly lower. The inception dates for the Portfolios' are as shown above.

*** The Portfolios' Class IB shares ("12b-1 Class") corresponding to the Putnam VT Growth and Income, International Growth, and Voyager Variable Sub-Accounts were first offered on April 6, 1998, April 30, 1998, and April 30, 1998 respectively. For periods prior to these dates, the performance shown is based on the historical performance of the Portfolios' Class 1A shares ("non 12b-1 class"), adjusted to reflect the current expenses of the Portfolios' 12b-1 class. The inception dates for the Portfolios are as shown above.



(WITHOUT ANY DEATH OR INCOME BENEFIT OPTION)
                                                                                       10 Years or Since
Variable Sub-Accounts                                             1 Year     5 Years      Inception+
Aggressive Equity*                                               -29.72%       N/A          -0.76%
Capital Growth*                                                  -27.63%      6.31%          5.57%
Competitive Edge*                                                -24.72%       N/A          -8.03%
Dividend Growth*                                                  -6.87%      5.08%          9.04%
Equity*                                                          -28.20%      10.81%        10.83%
European Growth*                                                 -19.18%      5.89%         12.24%
Global Dividend Growth*                                           -7.88%      3.89%          6.64%
High Yield*                                                      -34.95%     -15.74%        -3.23%
Income Builder*                                                   0.55%        N/A           4.96%
Information*                                                     -43.89%       N/A          -43.28%
Limited Duration*                                                 4.88%        N/A           3.42%
Money Market*                                                     2.10%       3.21%          2.77%
Pacific Growth*                                                  -28.39%     -16.29%        -11.00%
Quality Income Plus*                                              7.67%       5.18%          5.46%
S&P 500 Index*                                                   -13.87%       N/A           0.16%
Strategist*                                                      -11.78%      7.15%          7.20%
Utilities*                                                       -27.13%      4.45%          6.56%
Morgan Stanley UIF Emerging Markets Equity                        -7.92%      -4.86%        -5.12%
Morgan Stanley UIF Equity Growth                                 -16.42%       N/A           9.01%
Morgan Stanley UIF International Magnum                          -20.54%       N/A          -0.90%
Morgan Stanley UIF Mid Cap Growth                                -30.41%       N/A          -5.81%
Morgan Stanley UIF Mid Cap Value                                  -4.63%       N/A          14.31%
Morgan Stanley UIF U.S. Real Estate                               8.18%        N/A           6.17%
Van Kampen LIT Comstock                                           -3.95%       N/A           5.30%
Van Kampen LIT Emerging Growth                                   -32.56%      14.10%        15.72%
AIM V.I. Capital Appreciation                                    -24.47%      4.42%         10.08%
AIM V.I. Growth                                                  -34.92%      2.33%          7.19%
AIM V.I. Premier Equity                                          -13.91%      8.05%         11.72%
Alliance Growth*                                                 -24.83%      5.41%         12.02%
Alliance Growth and Income*                                       -1.37%      12.68%        12.92%
Alliance Premier Growth*                                         -18.67%      10.66%        13.69%
LSA Aggressive Growth**                                            N/A         N/A          -7.74%
Putnam VT Growth and Income*                                      -7.83%      6.32%         10.14%
Putnam VT International Growth*                                  -21.84%       N/A           7.93%
Putnam VT Small Cap Value                                         16.35%       N/A          15.40%
Putnam VT Voyager*                                               -23.61%      8.30%         11.19%

+Please refer to the table at the beginning of this section for the inception dates of the Portfolios.

*The performance shown for the Portfolios' 12b-1 class is based on the performance of the non 12b-1 class, as described in the table at the beginning of this section.

**Not annualized.

(WITH THE PERFORMANCE DEATH BENEFIT OPTION)
                                                                                       10 Years or Since
Variable Sub-Accounts                                             1 Year     5 Years      Inception+
Aggressive Equity*                                               -29.82%       N/A          -0.89%
Capital Growth*                                                  -27.73%      6.17%          5.44%
Competitive Edge*                                                -24.82%       N/A          -8.15%
Dividend Growth*                                                  -6.99%      4.94%          8.90%
Equity*                                                          -28.30%      10.66%        10.68%
European Growth*                                                 -19.29%      5.75%         12.10%
Global Dividend Growth*                                           -8.00%      3.75%          6.50%
High Yield*                                                      -35.04%     -15.85%        -3.36%
Income Builder*                                                   0.42%        N/A           4.83%
Information*                                                     -43.97%       N/A          -43.35%
Limited Duration*                                                 4.74%        N/A           3.29%
Money Market*                                                     1.96%       3.08%          2.63%
Pacific Growth*                                                  -28.48%     -16.40%        -11.12%
Quality Income Plus*                                              7.53%       5.04%          5.32%
S&P 500 Index*                                                   -13.98%       N/A           0.03%
Strategist*                                                      -11.89%      7.01%          7.06%
Utilities*                                                       -27.23%      4.31%          6.43%
Morgan Stanley UIF Emerging Markets Equity                        -8.04%      -4.99%        -5.24%
Morgan Stanley UIF Equity Growth                                 -16.53%       N/A           8.86%
Morgan Stanley UIF International Magnum                          -20.64%       N/A          -1.03%
Morgan Stanley UIF Mid Cap Growth                                -30.50%       N/A          -5.94%
Morgan Stanley UIF Mid Cap Value                                  -4.75%       N/A          14.16%
Morgan Stanley UIF U.S. Real Estate                               8.03%        N/A           6.03%
Van Kampen LIT Comstock                                           -4.07%       N/A           5.16%
Van Kampen LIT Emerging Growth                                   -32.65%      13.96%        15.57%
AIM V.I. Capital Appreciation                                    -24.57%      4.28%          9.94%
AIM V.I. Growth                                                  -35.01%      2.19%          7.05%
AIM V.I. Premier Equity                                          -14.02%      7.91%         11.57%
Alliance Growth*                                                 -24.92%      5.27%         11.87%
Alliance Growth and Income*                                       -1.50%      12.54%        12.77%
Alliance Premier Growth*                                         -18.77%      10.52%        13.54%
LSA Aggressive Growth**                                            N/A         N/A          -7.79%
Putnam VT Growth and Income*                                      -7.95%      6.18%         10.00%
Putnam VT International Growth*                                  -21.94%       N/A           7.79%
Putnam VT Small Cap Value                                         16.19%       N/A          15.25%
Putnam VT Voyager*                                               -23.71%      8.16%         11.04%

+Please refer to the table at the beginning of this section for the inception dates of the Portfolios.

*The performance shown for the Portfolios' 12b-1 class is based on the performance of the non 12b-1 class, as described in the table at the beginning of this section.

**Not annualized.


(WITH THE DEATH BENEFIT COMBINATION OPTION)
                                                                                       10 Years or Since
Variable Sub-Accounts                                             1 Year     5 Years      Inception+
Aggressive Equity*                                               -29.89%       N/A          -1.00%
Capital Growth*                                                  -27.81%      6.06%          5.32%
Competitive Edge*                                                -24.90%       N/A          -8.25%
Dividend Growth*                                                  -7.09%      4.83%          8.78%
Equity*                                                          -28.38%      10.54%        10.56%
European Growth*                                                 -19.38%      5.64%         11.97%
Global Dividend Growth*                                           -8.10%      3.64%          6.38%
High Yield*                                                      -35.11%     -15.94%        -3.46%
Income Builder*                                                   0.31%        N/A           4.71%
Information*                                                     -44.03%       N/A          -43.42%
Limited Duration*                                                 4.62%        N/A           3.17%
Money Market*                                                     1.85%       2.96%          2.52%
Pacific Growth*                                                  -28.56%     -16.49%        -11.22%
Quality Income Plus*                                              7.41%       4.92%          5.21%
S&P 500 Index*                                                   -14.08%       N/A          -0.08%
Strategist*                                                      -11.99%      6.89%          6.94%
Utilities*                                                       -27.31%      4.20%          6.31%
Morgan Stanley UIF Emerging Markets Equity                        -8.14%      -5.09%        -5.35%
Morgan Stanley UIF Equity Growth                                 -16.62%       N/A           8.74%
Morgan Stanley UIF International Magnum                          -20.73%       N/A          -1.14%
Morgan Stanley UIF Mid Cap Growth                                -30.58%       N/A          -6.04%
Morgan Stanley UIF Mid Cap Value                                  -4.86%       N/A          14.03%
Morgan Stanley UIF U.S. Real Estate                               7.91%        N/A           5.91%
Van Kampen LIT Comstock                                           -4.18%       N/A           5.04%
Van Kampen LIT Emerging Growth                                   -32.73%      13.83%        15.44%
AIM V.I. Capital Appreciation                                    -24.65%      4.17%          9.82%
AIM V.I. Growth                                                  -35.08%      2.08%          6.93%
AIM V.I. Premier Equity                                          -14.11%      7.79%         11.45%
Alliance Growth*                                                 -25.01%      5.16%         11.75%
Alliance Growth and Income*                                       -1.60%      12.41%        12.65%
Alliance Premier Growth*                                         -18.86%      10.39%        13.41%
LSA Aggressive Growth**                                            N/A         N/A          -7.83%
Putnam VT Growth and Income*                                      -8.05%      6.07%          9.88%
Putnam VT International Growth*                                  -22.03%       N/A           7.67%
Putnam VT Small Cap Value                                         16.07%       N/A          15.12%
Putnam VT Voyager*                                               -23.80%      8.04%         10.92%

+Please refer to the table at the beginning of this section for the inception dates of the Portfolios.

*The performance shown for the Portfolios' 12b-1 class is based on the performance of the non 12b-1 class, as described in the table at the beginning of this section.

**Not annualized.


 (WITH THE INCOME BENEFIT COMBINATION 2  OPTION)
                                                                                       10 Years or Since
Variable Sub-Accounts                                             1 Year     5 Years      Inception+
Aggressive Equity*                                               -29.94%       N/A          -1.06%
Capital Growth*                                                  -27.85%      5.99%          5.26%
Competitive Edge*                                                -24.95%       N/A          -8.30%
Dividend Growth*                                                  -7.15%      4.77%          8.71%
Equity*                                                          -28.42%      10.47%        10.49%
European Growth*                                                 -19.43%      5.57%         11.91%
Global Dividend Growth*                                           -8.15%      3.58%          6.32%
High Yield*                                                      -35.15%     -15.99%        -3.52%
Income Builder*                                                   0.25%        N/A           4.65%
Information*                                                     -44.06%       N/A          -43.45%
Limited Duration*                                                 4.56%        N/A           3.11%
Money Market*                                                     1.79%       2.90%          2.46%
Pacific Growth*                                                  -28.61%     -16.55%        -11.27%
Quality Income Plus*                                              7.34%       4.86%          5.14%
S&P 500 Index*                                                   -14.13%       N/A          -0.14%
Strategist*                                                      -12.04%      6.83%          6.88%
Utilities*                                                       -27.35%      4.13%          6.25%
Morgan Stanley UIF Emerging Markets Equity                        -8.20%      -5.15%        -5.40%
Morgan Stanley UIF Equity Growth                                 -16.67%       N/A           8.68%
Morgan Stanley UIF International Magnum                          -20.78%       N/A          -1.20%
Morgan Stanley UIF Mid Cap Growth                                -30.62%       N/A          -6.10%
Morgan Stanley UIF Mid Cap Value                                  -4.92%       N/A          13.96%
Morgan Stanley UIF U.S. Real Estate                               7.85%        N/A           5.85%
Van Kampen LIT Comstock                                           -4.24%       N/A           4.98%
Van Kampen LIT Emerging Growth                                   -32.77%      13.76%        15.37%
AIM V.I. Capital Appreciation                                    -24.70%      4.10%          9.75%
AIM V.I. Growth                                                  -35.12%      2.02%          6.87%
AIM V.I. Premier Equity                                          -14.17%      7.73%         11.38%
Alliance Growth*                                                 -25.05%      5.09%         11.68%
Alliance Growth and Income*                                       -1.66%      12.35%        12.58%
Alliance Premier Growth*                                         -18.91%      10.33%        13.35%
LSA Aggressive Growth**                                            N/A         N/A          -7.85%
Putnam VT Growth and Income*                                      -8.10%      6.00%          9.81%
Putnam VT International Growth*                                  -22.08%       N/A           7.61%
Putnam VT Small Cap Value                                         16.00%       N/A          15.05%
Putnam VT Voyager*                                               -23.84%      7.97%         10.85%

+Please refer to the table at the beginning of this section for the inception dates of the Portfolios.

*The performance shown for the Portfolios' 12b-1 class is based on the performance of the non 12b-1 class, as described in the table at the beginning of this section.

**Not annualized.

(WITH THE INCOME AND DEATH BENEFIT COMBINATION 2 OPTION)
                                                                                       10 Years or Since
Variable Sub-Accounts                                             1 Year     5 Years      Inception+
Aggressive Equity*                                               -30.08%       N/A          -1.25%
Capital Growth*                                                  -28.00%      5.78%          5.05%
Competitive Edge*                                                -25.10%       N/A          -8.49%
Dividend Growth*                                                  -7.33%      4.56%          8.50%
Equity*                                                          -28.56%      10.25%        10.27%
European Growth*                                                 -19.59%      5.36%         11.68%
Global Dividend Growth*                                           -8.34%      3.37%          6.10%
High Yield*                                                      -35.28%     -16.16%        -3.71%
Income Builder*                                                   0.04%        N/A           4.44%
Information*                                                     -44.18%       N/A          -43.56%
Limited Duration*                                                 4.35%        N/A           2.90%
Money Market*                                                     1.59%       2.70%          2.25%
Pacific Growth*                                                  -28.75%     -16.71%        -11.45%
Quality Income Plus*                                              7.13%       4.65%          4.93%
S&P 500 Index*                                                   -14.30%       N/A          -0.34%
Strategist*                                                      -12.22%      6.61%          6.66%
Utilities*                                                       -27.50%      3.93%          6.03%
Morgan Stanley UIF Emerging Markets Equity                        -8.38%      -5.34%        -5.59%
Morgan Stanley UIF Equity Growth                                 -16.84%       N/A           8.46%
Morgan Stanley UIF International Magnum                          -20.94%       N/A          -1.40%
Morgan Stanley UIF Mid Cap Growth                                -30.76%       N/A          -6.28%
Morgan Stanley UIF Mid Cap Value                                  -5.11%       N/A          13.74%
Morgan Stanley UIF U.S. Real Estate                               7.63%        N/A           5.64%
Van Kampen LIT Comstock                                           -4.43%       N/A           4.77%
Van Kampen LIT Emerging Growth                                   -32.90%      13.53%        15.14%
AIM V.I. Capital Appreciation                                    -24.85%      3.90%          9.53%
AIM V.I. Growth                                                  -35.25%      1.81%          6.66%
AIM V.I. Premier Equity                                          -14.34%      7.51%         11.16%
Alliance Growth*                                                 -25.20%      4.88%         11.46%
Alliance Growth and Income*                                       -1.86%      12.12%        12.36%
Alliance Premier Growth*                                         -19.07%      10.11%        13.12%
LSA Aggressive Growth**                                            N/A         N/A          -7.92%
Putnam VT Growth and Income*                                      -8.29%      5.79%          9.59%
Putnam VT International Growth*                                  -22.23%       N/A           7.39%
Putnam VT Small Cap Value                                         15.76%       N/A          14.82%
Putnam VT Voyager*                                               -24.00%      7.76%         10.63%

+Please refer to the table at the beginning of this section for the inception dates of the Portfolios.

*The performance shown for the Portfolios' 12b-1 class is based on the performance of the non 12b-1 class, as described in the table at the beginning of this section.

**Not annualized.

CALCULATION OF ACCUMULATION UNIT VALUES

The value of Accumulation Units will change each Valuation Period according to the investment performance of the Portfolio shares purchased by each Variable Sub-Account and the deduction of certain expenses and charges. A "Valuation Period" is the period from the end of one Valuation Date and continues to the end of the next Valuation Date. A Valuation Date ends at the close of regular trading on the New York Stock Exchange (currently 3:00 p.m. Central Time).

The Accumulation Unit Value of a Variable Sub-Account for any Valuation Period equals the Accumulation Unit Value as of the immediately preceding Valuation Period, multiplied by the Net Investment Factor (described below) for that Variable Sub-Account for the current Valuation Period.

NET INVESTMENT FACTOR

The Net Investment Factor for a Valuation Period is a number representing the change, since the last Valuation Period, in the value of Variable Sub-Account assets per Accumulation Unit due to investment income, realized or unrealized capital gain or loss, deductions for taxes, if any, and deductions for the mortality and expense risk charge and administrative expense charge. We determine the Net Investment Factor for each Variable Sub-Account for any Valuation Period by dividing (A) by (B) and subtracting (C) from the result, where:

     (A) is the sum of:

               (1) the net asset value per share of the Portfolio underlying the Variable Sub-Account determined at the end of the current Valuation Period; plus,

               (2) the per share amount of any dividend or capital gain distributions made by the Portfolio underlying the Variable Sub-Account during the current Valuation Period;

     (B) is the net asset value per share of the Portfolio underlying the Variable Sub-Account determined as of the end of the immediately preceding Valuation Period; and

     (C) is the annualized mortality and expense risk and administrative expense charges divided by the number of days in the current calendar year and then multiplied by the number of calendar days in the current Valuation Period.

CALCULATION OF VARIABLE AMOUNT INCOME PAYMENTS

We calculate the amount of the first variable income payment under an Income Plan by applying the Contract Value allocated to each Variable Sub-Account less any applicable premium tax charge deducted at the time, to the income payment tables in the Contract. We divide the amount of the first variable annuity income payment by the Variable Sub-Account's then current Annuity Unit value to determine the number of annuity units ("Annuity Units") upon which later income payments will be based. To determine income payments after the first, we simply multiply the number of Annuity Units determined in this manner for each Variable Sub-Account by the then current Annuity Unit value ("Annuity Unit Value") for that Variable Sub-Account.

CALCULATION OF ANNUITY UNIT VALUES

Annuity Units in each Variable Sub-Account are valued separately and Annuity Unit Values will depend upon the investment experience of the particular Portfolio in which the Variable Sub-Account invests. We calculate the Annuity Unit Value for each Variable Sub-Account at the end of any Valuation Period by:

          o multiplying the Annuity Unit Value at the end of the immediately preceding Valuation Period by the Variable Sub-Account's Net Investment Factor (described in the preceding section) for the Period; and then

          o dividing the product by the sum of 1.0 plus the assumed investment rate for the Valuation Period.

The assumed investment rate adjusts for the interest rate assumed in the income payment tables used to determine the dollar amount of the first variable income payment, and is at an effective annual rate which is disclosed in the Contract.

We determine the amount of the first variable income payment paid under an Income Plan using the income payment tables set out in the Contracts. The Contracts include tables that differentiate on the basis of sex, except in states that require the use of unisex tables.

GENERAL MATTERS

INCONTESTABILITY

We will not contest the Contract after we issue it.

SETTLEMENTS

The Contract must be returned to us prior to any settlement. We must receive due proof of the Contract owner(s) death (or Annuitant's death if there is a non-natural Contract owner) before we will settle a death claim.

SAFEKEEPING OF THE VARIABLE ACCOUNT'S ASSETS

We hold title to the assets of the Variable Account. We keep the assets physically segregated and separate and apart from our general corporate assets. We maintain records of all purchases and redemptions of the Portfolio shares held by each of the Variable Sub-Accounts.

The Portfolios do not issue stock certificates. Therefore, we hold the Variable Account's assets in open account in lieu of stock certificates. See the Portfolios' prospectuses for a more complete description of the custodian of the Portfolios.

EXPERTS

------------------------------------------------------------------------------

The financial statements of Northbrook as of December 31, 2001 and 2000 and for each of the three years in the period ended December 31, 2001 and the related financial statement schedule that appear in this Statement of Additional Information have been audited by Deloitte & Touche LLP, independent auditors, as stated in their report appearing herein, and are included in reliance upon the report of such firm given upon their authority as experts in accounting and auditing.


The financial statements of the Variable Account as of December 31, 2001 and for each of the periods in the two years then ended that appear in this Statement of Additional Information have been audited by Deloitte & Touche LLP, independent auditors, as stated in their report appearing herein, and are included in reliance upon the report of such firm given upon their authority as experts in accounting and auditing. The principal business address of Deloitte & Touche LLP is, Two Prudential Plaza, 180 N. Stetson Avenue, Chicago, Illinois 60601.


-----------------------------------------------------------------------------

FINANCIAL STATEMENTS

The financial statements of the Variable Account as of December 31, 2001 and for each of the periods in the two years then ended, the financial statements of Northbrook as of December 31, 2001 and 2000 and for each of the three years in the period ended December 31, 2001 and related financial statement schedule and the accompanying Independent Auditors' Reports appear in the pages that follow. The financial statements and schedule of Northbrook included herein should be considered only as bearing upon the ability of Northbrook to meet its obligations under the Contracts.

INDEPENDENT AUDITORS' REPORT

TO THE BOARD OF DIRECTORS AND SHAREHOLDER OF
NORTHBROOK LIFE INSURANCE COMPANY:

--------------------------------------------------------------------------------

We have audited the accompanying Statements of Financial Position of Northbrook Life Insurance Company (the "Company", an affiliate of The Allstate Corporation) as of December 31, 2001 and 2000, and the related Statements of Operations and Comprehensive Income, Shareholder's Equity and Cash Flows for each of the three years in the period ended December 31, 2001. Our audits also included Schedule IV--Reinsurance. These financial statements and financial statement schedule are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements and financial statement schedule based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements present fairly, in all material respects, the financial position of the Company as of December 31, 2001 and 2000, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2001 in conformity with accounting principles generally accepted in the United States of America. Also, in our opinion, Schedule IV--Reinsurance, when considered in relation to the basic financial statements taken as a whole, presents fairly, in all material respects, the information set forth therein.

/s/ Deloitte & Touche LLP

Chicago, Illinois
February 20, 2002

                       NORTHBROOK LIFE INSURANCE COMPANY

               STATEMENTS OF OPERATIONS AND COMPREHENSIVE INCOME

                                                                 YEAR ENDED DECEMBER 31,
                                                              ------------------------------
                                                                2001       2000       1999
                                                              --------   --------   --------
                                                                      (IN THOUSANDS)
REVENUES
  Net investment income.....................................   $6,098     $6,802     $6,010
  Realized capital gains and losses.........................       95       (230)       510
                                                               ------     ------     ------
INCOME FROM OPERATIONS BEFORE INCOME TAX EXPENSE............    6,193      6,572      6,520
Income Tax Expense..........................................    2,159      2,293      2,264
                                                               ------     ------     ------
NET INCOME..................................................    4,034      4,279      4,256
                                                               ------     ------     ------
OTHER COMPREHENSIVE INCOME (LOSS), AFTER-TAX
  Change in unrealized net capital gains and losses.........    1,181      2,663     (4,802)
                                                               ------     ------     ------
COMPREHENSIVE INCOME (LOSS).................................   $5,215     $6,942     $ (546)
                                                               ======     ======     ======

                       See notes to financial statements.

                       NORTHBROOK LIFE INSURANCE COMPANY

                        STATEMENTS OF FINANCIAL POSITION

                                                                    DECEMBER 31,
                                                              -------------------------
                                                                 2001          2000
                                                              -----------   -----------
                                                              (IN THOUSANDS, EXCEPT PAR
                                                                     VALUE DATA)
ASSETS
Investments
  Fixed income securities, at fair value (amortized cost
   $88,263 and $91,141).....................................  $   91,969    $   93,030
  Short-term................................................       5,746         3,859
                                                              ----------    ----------
  Total investments.........................................      97,715        96,889
Receivable from affiliates, net.............................         202            --
Reinsurance recoverable from Allstate Life Insurance
  Company...................................................   2,046,987     1,975,150
Other assets................................................       2,561         4,817
Separate Accounts...........................................   6,236,902     7,614,673
                                                              ----------    ----------
      TOTAL ASSETS..........................................  $8,384,367    $9,691,529
                                                              ==========    ==========
LIABILITIES
Contractholder funds........................................  $1,896,647    $1,826,062
Reserve for life-contingent contract benefits...............     150,349       149,111
Current income taxes payable................................       2,057         2,078
Deferred income taxes.......................................       2,994         2,279
Payable to affiliates, net..................................          --         7,123
Separate Accounts...........................................   6,236,902     7,614,673
                                                              ----------    ----------
      TOTAL LIABILITIES.....................................   8,288,949     9,601,326
                                                              ----------    ----------
COMMITMENTS AND CONTINGENT LIABILITIES (NOTE 8)

SHAREHOLDER'S EQUITY
Common stock, $100 par value, 25,000 shares authorized,
  issued and outstanding....................................       2,500         2,500
Additional capital paid-in..................................      56,600        56,600
Retained income.............................................      33,909        29,875
Accumulated other comprehensive income:
  Unrealized net capital gains and losses...................       2,409         1,228
                                                              ----------    ----------
      Total accumulated other comprehensive income..........       2,409         1,228
                                                              ----------    ----------
      TOTAL SHAREHOLDER'S EQUITY............................      95,418        90,203
                                                              ----------    ----------
      TOTAL LIABILITIES AND SHAREHOLDER'S EQUITY............  $8,384,367    $9,691,529
                                                              ==========    ==========

                       See notes to financial statements.

                       NORTHBROOK LIFE INSURANCE COMPANY

                       STATEMENTS OF SHAREHOLDER'S EQUITY

                                                                 YEAR ENDED DECEMBER 31,
                                                              ------------------------------
                                                                2001       2000       1999
                                                              --------   --------   --------
                                                                      (IN THOUSANDS)
COMMON STOCK................................................  $ 2,500    $ 2,500    $ 2,500
                                                              -------    -------    -------
ADDITIONAL CAPITAL PAID IN..................................   56,600     56,600     56,600
                                                              -------    -------    -------
RETAINED INCOME
Balance, beginning of year..................................   29,875     29,596     25,340
Net income..................................................    4,034      4,279      4,256
Dividends...................................................       --     (4,000)        --
                                                              -------    -------    -------
Balance, end of year........................................   33,909     29,875     29,596
                                                              -------    -------    -------
ACCUMULATED OTHER COMPREHENSIVE INCOME (LOSS)
Balance, beginning of year..................................    1,228     (1,435)     3,367
Change in unrealized net capital gains and losses...........    1,181      2,663     (4,802)
                                                              -------    -------    -------
Balance, end of year........................................    2,409      1,228     (1,435)
                                                              -------    -------    -------
    TOTAL SHAREHOLDER'S EQUITY..............................  $95,418    $90,203    $87,261
                                                              =======    =======    =======

                       See notes to financial statements.

                       NORTHBROOK LIFE INSURANCE COMPANY

                            STATEMENTS OF CASH FLOWS

                                                                 YEAR ENDED DECEMBER 31,
                                                              ------------------------------
                                                                2001       2000       1999
                                                              --------   --------   --------
                                                                      (IN THOUSANDS)
CASH FLOWS FROM OPERATING ACTIVITIES
Net income..................................................  $  4,034   $  4,279   $  4,256
Adjustments to reconcile net income to net cash (used in)
 provided by operating activities:
    Amortization and other non-cash items...................       684        756        559
    Realized capital gains and losses.......................       (95)       230       (510)
    Changes in:
      Life-contingent contract benefits and contractholder
       funds................................................       (14)         5        (68)
      Income taxes payable..................................        58          7        355
      Payable to affiliates.................................    (7,325)     1,133       (596)
      Other operating assets and liabilities................     1,432        (31)     1,520
                                                              --------   --------   --------
    Net cash (used in) provided by operating activities.....    (1,226)     6,379      5,516
                                                              --------   --------   --------
CASH FLOWS FROM INVESTING ACTIVITIES
Fixed income securities
  Proceeds from sales.......................................    13,493      6,780     17,992
  Investment collections....................................     4,317      2,933      6,555
  Investments purchases.....................................   (14,697)   (11,561)   (32,050)
  Change in short-term investments, net.....................    (1,887)      (552)     2,008
                                                              --------   --------   --------
    Net cash provided by (used in) investing activities.....     1,226     (2,400)    (5,495)
                                                              --------   --------   --------
CASH FLOWS FROM FINANCING ACTIVITIES
Dividends paid..............................................        --     (4,000)        --
                                                              --------   --------   --------
    Net cash used in financing activities...................        --     (4,000)        --
                                                              --------   --------   --------

NET (DECREASE) INCREASE IN CASH.............................        --        (21)        21
CASH AT BEGINNING OF YEAR...................................        --         21         --
                                                              --------   --------   --------
CASH AT END OF YEAR.........................................  $     --   $     --   $     21
                                                              ========   ========   ========

                       See notes to financial statements.

                       NORTHBROOK LIFE INSURANCE COMPANY
                         NOTES TO FINANCIAL STATEMENTS
-------------------------------------------------------------------

1.  GENERAL

BASIS OF PRESENTATION
The accompanying financial statements include the accounts of Northbrook Life Insurance Company (the "Company"), a wholly owned subsidiary of Allstate Life Insurance Company ("ALIC"), which is wholly owned by Allstate Insurance Company ("AIC"), a wholly owned subsidiary of The Allstate Corporation (the "Corporation"). These financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America ("GAAP").

To conform with the 2001 presentation, certain amounts in the prior years' financial statements and notes have been reclassified.

NATURE OF OPERATIONS
The Company markets a diversified group of products to meet consumer's lifetime needs in the area of protection and retirement solutions exclusively through Morgan Stanley DW, Inc., ("MSDW") (see Note 4), a wholly owned subsidiary of Morgan Stanley Dean Witter & Co. Northbrook Life Insurance Company's products include interest-sensitive life, including single premium life and variable life; fixed annuities including market value adjusted annuities; immediate annuities; and variable annuities.

In 2001, substantially all of the Company's statutory premiums and deposits were from annuities. Statutory premiums and deposits is a measure used by management to analyze sales trends. Statutory premiums and deposits includes premiums and annuity considerations determined in conformity with statutory accounting practices prescribed or permitted by the insurance regulatory authorities of the state of Arizona, and all other funds received from customers on deposit-type products which are treated as liabilities. The statutory accounting practices differ in certain, material aspects from GAAP.

Annuity contracts and life insurance policies issued by the Company are subject to discretionary surrender or withdrawal by customers, subject to applicable surrender charges. These policies and contracts are reinsured primarily with ALIC (see Note 3), which invests premiums and deposits to provide cash flows that will be used to fund future benefits and expenses.

The Company monitors economic and regulatory developments that have the potential to impact its business. Federal legislation has allowed banks and other financial organizations to have greater participation in the securities and insurance businesses. This legislation may present an increased level of competition for sales of the Company's products. Furthermore, under current U.S. tax law and regulations, deferred and immediate annuities and life insurance, including interest-sensitive products, receive favorable policyholder tax treatment. Any legislative or regulatory changes that adversely alter this treatment are likely to negatively affect the demand for these products. In addition, recent changes in the federal estate tax laws will affect the demand for the types of life insurance used in estate planning.

Additionally, traditional demutualizations of mutual insurance companies and enacted and pending state legislation to permit mutual insurance companies to convert to a hybrid structure known as a mutual holding company could have a number of significant effects on the Company by (1) increasing industry competition through consolidation caused by mergers and acquisitions related to the new corporate form of business; and (2) increasing competition in the capital markets.

The Company is authorized to sell life and investment products in all states except New York, as well as in the District of Columbia and Puerto Rico. The top geographic locations for statutory premiums and deposits for the Company were California, Florida, and Texas for the year ended December 31, 2001. No other jurisdiction accounted for more than 5% of statutory premiums and deposits.

2.  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

INVESTMENTS
Fixed income securities include bonds and mortgage-backed securities. All fixed income securities are carried at fair value and may be sold prior to their contractual maturity ("available for sale"). The fair value of exchange traded fixed income securities are based upon quoted market prices or dealer quotes. The fair value of non-exchange traded fixed income securities is based on either independent third party pricing sources or widely accepted pricing valuation models which utilize internally developed ratings and independent third party data as inputs. The difference between amortized cost and fair value, net of deferred income taxes, is reflected as a component of Accumulated other comprehensive income. Short-term investments are carried at cost or amortized cost, which approximates fair value.

Investment income consists primarily of interest. Interest is recognized on an accrual basis. Interest income on mortgage-backed securities is determined on the effective yield method, based on the estimated principal repayments. Accrual of income is suspended for fixed income securities that are in default or when the receipt of interest payments is in doubt.

                       NORTHBROOK LIFE INSURANCE COMPANY
                         NOTES TO FINANCIAL STATEMENTS
-------------------------------------------------------------------

Realized capital gains and losses are determined on a specific identification basis. They include gains and losses on portfolio trading and write-downs in value due to other than temporary declines in fair value.

The Company monitors its fixed income portfolios for ratings changes or other events that may result in declines in value that are other than temporary. Factors considered in evaluating whether a decline in fair value is other than temporary are: 1) the Company's ability and intent to retain the investment for a period of time sufficient to allow for an anticipated recovery in value; 2) the duration for and extent to which the fair value has been less than cost; and
3) the financial condition and near-term prospects of the issuer.

REINSURANCE RECOVERABLE
The Company has reinsurance agreements whereby substantially all premiums, contract charges, credited interest, policy benefits and certain expenses are ceded to ALIC (See Note 3). Such amounts are reflected net of such reinsurance in the statements of operations and comprehensive income. Reinsurance recoverable and the related reserve for life-contingent contract benefits and contractholder funds are reported separately in the statements of financial position. Reinsurance does not extinguish the Company's primary liability under the policies written and therefore reinsurers and amounts recoverable are regularly evaluated by the Company.

Investment income earned on the assets which support contractholder funds and the reserve for life-contingent contract benefits is not included in the Company's financial statements as those assets are owned and managed under terms of reinsurance agreements.

RECOGNITION OF INSURANCE REVENUE AND RELATED BENEFITS AND INTEREST CREDITED Immediate annuities with life contingencies, including certain structured settlement annuities, provide insurance protection over a period that extends beyond the period in which premiums are collected. Gross premiums in excess of the net premium on immediate annuities with life contingencies are deferred and recognized over the contract period. Contract benefits are recognized in relation to such revenues so as to result in the recognition of profits over the life of the policy.

Interest-sensitive life contracts, such as single premium life, are insurance contracts whose terms are not fixed and guaranteed. The terms that may be changed include premiums paid by the contractholder, interest credited to the contractholder account balance and one or more amounts assessed against the contractholder. Premiums from these contracts are reported as deposits to contractholder funds. Contract charges consist of fees assessed against the contractholder account balance for the cost of insurance (mortality risk), contract administration and surrender charges. These revenues are recognized when levied against the contract balance. Contract benefits include life-contingent benefit payments in excess of the reserves held.

Contracts that do not subject the Company to significant risk arising from mortality or morbidity are referred to as investment contracts. Fixed annuities, market value adjusted annuities and immediate annuities without life contingencies are considered investment contracts. Deposits received for such contracts are reported as deposits to contractholder funds. Contract charges for investment contracts consist of fees assessed against the contractholder account balance for contract administration and surrender charges. These revenues are recognized when levied against the contractholder account balance.

Interest credited to contractholders' funds represents contractual interest accrued or paid for interest-sensitive life contracts and investment contracts. Crediting rates for fixed rate annuities and interest-sensitive life contracts are adjusted periodically by the Company to reflect current market conditions.

Separate Account products include variable annuity and variable life contracts. The assets supporting these products are legally segregated and available only to settle Separate Accounts contract obligations. Deposits received are reported as Separate Accounts liabilities. Contract charges for these contracts consist of fees assessed against the Separate Accounts fund balances for contract maintenance, administration, mortality, expense and surrenders. Contract benefits incurred for Separate Accounts include, for example, guaranteed minimum death benefits paid on variable annuity contracts.

All premiums, contract charges, contract benefits and interest credited are reinsured.

INCOME TAXES
The income tax provision is calculated under the liability method and presented net of reinsurance. Deferred tax assets and liabilities are recorded based on the difference between the financial statement and tax bases of assets and liabilities at the enacted tax rates. The principal assets and liabilities giving rise to such differences are unrealized capital gains and losses on fixed income securities carried at fair value and differences in the tax bases of investments.

SEPARATE ACCOUNTS
The assets and liabilities related to variable annuity and variable life contracts are legally segregated and reflected as Separate Accounts. The assets of the Separate Accounts are carried at fair value. Separate Accounts liabilities represent the contractholders' claims to the related assets and are carried at the fair value of the assets. Investment income and realized capital gains and losses of the Separate Accounts

                       NORTHBROOK LIFE INSURANCE COMPANY
                         NOTES TO FINANCIAL STATEMENTS
-------------------------------------------------------------------

accrue directly to the contractholders and therefore, are not included in the Company's statements of operations. Revenues to the Company from the Separate Accounts consist of contract maintenance and administration fees and mortality, surrender and expense charges and are ceded to ALIC.

Absent any contract provision wherein the Company guarantees either a minimum return or account value upon death or annuitization, contractholders bear the investment risk that the Separate Accounts' funds may not meet their stated objectives.

RESERVE FOR LIFE-CONTINGENT CONTRACT BENEFITS
The reserve for life-contingent contract benefits, which relates to immediate annuities with life contingencies, is computed on the basis of long-term actuarial assumptions as to future investment yields, mortality, morbidity, terminations and expenses. These assumptions include provisions for adverse deviation and generally vary by such characteristics as type of coverage, year of issue and policy duration. Detailed reserve assumptions and reserve interest rates are outlined in Note 7.

CONTRACTHOLDER FUNDS
Contractholder funds arise from the issuance of interest-sensitive life policies and investment contracts. Deposits received are recorded as interest-bearing liabilities. Contractholder funds are equal to deposits received and interest credited to the benefit of the contractholder less surrenders and withdrawals, mortality charges and administrative expenses. Detailed information on crediting rates and surrender and withdrawal protection on contractholder funds are outlined in Note 7.

USE OF ESTIMATES
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

PENDING ACCOUNTING STANDARDS
In December 2001, the Accounting Standards Executive Committee ("AcSEC") issued Statement of Position ("SOP") 01-6, "Accounting by Certain Entities (Including Entities With Trade Receivables) That Lend to or Finance the Activities of Others", which is effective for interim and annual financial statements issued for the fiscal year beginning after December 15, 2001. The SOP conforms accounting and financial reporting practices for certain lending and financing activities, eliminating various specialized accounting practices that developed from the issuance of AICPA finance company, bank, and credit union audit guides. The SOP also explicitly incorporates lending and financing activities of insurance companies within its scope. The Company's adoption of SOP 01-6 is not expected to have a material effect on the results of operations or financial position.

3.  RELATED PARTY TRANSACTIONS

REINSURANCE
The Company has reinsurance agreements whereby substantially all premiums, contract charges, credited interest, policy benefits and certain expenses are ceded to ALIC and reflected net of such reinsurance in the statements of operations and comprehensive income. Reinsurance recoverable and the related reserve for life-contingent contract benefits and contracholder funds are reported separately in the statements of financial position. The Company continues to have primary liability as the direct insurer for risks reinsured.

Investment income earned on the assets which support contractholder funds and the reserve for life-contingent contract benefits is not included in the Company's financial statements as those assets are owned and managed under the terms of the reinsurance agreements.

The following table summarizes amounts that were ceded to ALIC under reinsurance agreements:

                                      YEAR ENDED DECEMBER 31,
                                    2001        2000        1999
(IN THOUSANDS)                    --------    --------    --------
Premiums                          $    977    $    289    $  2,966
Contract charges                   108,600     124,250     118,290
Credited interest, policy
 benefits, and certain
 expenses                          217,500     224,265     222,513

BUSINESS OPERATIONS
The Company utilizes services provided by AIC and ALIC and business facilities owned or leased, and operated by AIC in conducting its business activities. The Company reimburses AIC and ALIC for the operating expenses incurred on behalf of the Company. The Company is charged for the cost of these operating expenses based on the level of services provided. Operating expenses, including compensation and retirement and other benefit programs, allocated to the Company were $32.4 million, $22.0 million and $33.9 million in 2001, 2000 and 1999, respectively. Of these costs, the Company retains investment related expenses. All other costs are ceded to ALIC under reinsurance agreements.

INCOME TAXES
The Company is a party to a federal income tax allocation agreement with the Corporation (Note 9).

DEBT
The Company has entered into an intercompany loan agreement with the Corporation. The amount of funds available to the Company at a given point in time is dependent upon the debt position of the Corporation. No amounts were

                       NORTHBROOK LIFE INSURANCE COMPANY
                         NOTES TO FINANCIAL STATEMENTS
-------------------------------------------------------------------

outstanding for the Company under the intercompany loan agreement at December 31, 2001 and 2000, respectively.

4.  EXCLUSIVE DISTRIBUTION AGREEMENT
The Company has a strategic alliance with MSDW to develop, market and distribute proprietary insurance products through Morgan Stanley Dean Witter Financial Advisors. Affiliates of MSDW are the investment managers for the Morgan Stanley Dean Witter Variable Investment Series and the Universal Institutional
Funds, Inc., the funds in which certain assets of the Separate Accounts products are invested. Under the terms of the alliance, the Company has agreed to use MSDW as an exclusive distribution channel for the Company's products. In addition to the Company's products, MSDW markets other products that compete with those of the Company.
Pursuant to the alliance agreement, MSDW provides approximately half of the statutory capital necessary to maintain these products on the Company's books through loans to a subsidiary of AIC. AIC unconditionally guarantees the repayment of these loans and interest thereon issued to MSDW under terms of a distribution agreement to the Northbrook Corporation. Under a reinsurance agreement with ALIC, the assets of this alliance are held in a trust. The Company shares approximately half the net profits with MSDW on contracts written under the alliance.

The strategic alliance is cancelable for new business by either party by giving 30 days written notice, however, the Company believes the benefits derived by MSDW will preserve the alliance.

5.  INVESTMENTS

FAIR VALUES
The amortized cost, gross unrealized gains and losses, and fair value for fixed income securities are as follows:

                                             GROSS
                                          UNREALIZED
                          AMORTIZED   -------------------     FAIR
  AT DECEMBER 31, 2001      COST       GAINS      LOSSES     VALUE
  --------------------    ---------   --------   --------   --------
(IN THOUSANDS)
U.S. government and
  agencies                 $20,129     $1,120     $  (3)    $21,246
Municipal                    1,030          2        (3)      1,029
Corporate                   53,326      1,926      (249)     55,003
Mortgage-backed
  securities                13,372        948       (53)     14,267
Foreign government             406         18        --         424
                           -------     ------     -----     -------
  Total fixed income
   securities              $88,263     $4,014     $(308)    $91,969
                           =======     ======     =====     =======

  AT DECEMBER 31, 2000
  --------------------
U.S. government and
  agencies                 $10,778     $1,193     $  --     $11,971
Municipal                    1,095          4       (38)      1,061
Corporate                   59,449        656      (720)     59,385
Mortgage-backed
  securities                19,413        958      (186)     20,185
Foreign government             406         22        --         428
                           -------     ------     -----     -------
  Total fixed income
   securities              $91,141     $2,833     $(944)    $93,030
                           =======     ======     =====     =======

SCHEDULED MATURITIES
The scheduled maturities for fixed income securities are as follows at December 31, 2001:

                                           AMORTIZED     FAIR
                                             COST       VALUE
(IN THOUSANDS)                             ---------   --------
Due in one year or less                     $ 5,757    $ 5,888
Due after one year through five years        28,486     29,945
Due after five years through ten years       26,843     27,087
Due after ten years                          13,805     14,782
                                            -------    -------
                                             74,891     77,702
Mortgage-backed securities                   13,372     14,267
                                            -------    -------
  Total                                     $88,263    $91,969
                                            =======    =======

Actual maturities may differ from those scheduled as a result of prepayments by the issuers.

NET INVESTMENT INCOME

      YEAR ENDED DECEMBER 31,           2001       2000       1999
      -----------------------         --------   --------   --------
(IN THOUSANDS)
Fixed income securities                $6,036     $6,635     $5,881
Short-term investments                    253        249        261
                                       ------     ------     ------
  Investment income, before expense     6,289      6,884      6,142
  Investment expense                      191         82        132
                                       ------     ------     ------
  Net investment income                $6,098     $6,802     $6,010
                                       ======     ======     ======

                       NORTHBROOK LIFE INSURANCE COMPANY
                         NOTES TO FINANCIAL STATEMENTS
-------------------------------------------------------------------

REALIZED CAPITAL GAINS AND LOSSES, AFTER TAX

        YEAR ENDED DECEMBER 31,             2001       2000       1999
        -----------------------           --------   --------   --------
(IN THOUSANDS)
Fixed income securities                     $ 95      $(230)     $ 510
                                            ----      -----      -----
  Realized capital gains and losses           95       (230)       510
  Income taxes                               (33)        80       (178)
                                            ----      -----      -----
  Realized capital gains and losses,
   after tax                                $ 62      $(150)     $ 332
                                            ====      =====      =====

Excluding calls and prepayments, gross gains of $203 thousand, $78 thousand and $629 thousand were realized on sales of fixed income securities during 2001, 2000 and 1999, respectively, and gross losses of $108 thousand, $308 thousand and $119 thousand were realized on sales of fixed income securities during 2001, 2000 and 1999, respectively.

UNREALIZED NET CAPITAL GAINS AND LOSSES
Unrealized net capital gains and losses on fixed income securities included in shareholder's equity at December 31, 2001 are as follows:

                                                     GROSS
                         COST/                    UNREALIZED
                       AMORTIZED     FAIR     -------------------   UNREALIZED
                         COST       VALUE      GAINS      LOSSES    NET GAINS
(IN THOUSANDS)         ---------   --------   --------   --------   ----------
Fixed income
 securities             $88,263    $91,969     $4,014     $(308)     $ 3,706
                        =======    =======     ======     =====
Deferred income taxes                                                 (1,297)
                                                                     -------
Unrealized net
 capital gains and
 losses                                                              $ 2,409
                                                                     =======

CHANGE IN UNREALIZED NET CAPITAL GAINS AND LOSSES

      YEAR ENDED DECEMBER 31,          2001       2000       1999
      -----------------------        --------   --------   --------
(IN THOUSANDS)
Fixed income securities               $1,817    $ 4,096    $(7,387)
Deferred income taxes                   (636)    (1,433)     2,585
                                      ------    -------    -------
Increase (decrease) in unrealized
 net capital gains and losses         $1,181    $ 2,663    $(4,802)
                                      ======    =======    =======

SECURITIES ON DEPOSIT
At December 31, 2001, fixed income securities with a carrying value of $6.4 million were on deposit with regulatory authorities as required by law.

6.  FINANCIAL INSTRUMENTS
In the normal course of business, the Company invests in various financial assets and incurs various financial liabilities. The fair value estimates of financial instruments presented below are not necessarily indicative of the amounts the Company might pay or receive in actual market transactions. Potential taxes and other transaction costs have not been considered in estimating fair value. The disclosures that follow do not reflect the fair value of the Company as a whole since a number of the Company's significant assets (including reinsurance recoverable) and liabilities (including interest-sensitive life insurance reserves and deferred income taxes) are not considered financial instruments and are not carried at fair value. Other assets and liabilities considered financial instruments, such as accrued investment income and cash are generally of a short-term nature. Their carrying values are deemed to approximate fair value.

FINANCIAL ASSETS
The carrying value and fair value of financial assets at December 31, are as follows:

                                2001                      2000
                       -----------------------   -----------------------
                        CARRYING       FAIR       CARRYING       FAIR
                         VALUE        VALUE        VALUE        VALUE
(IN THOUSANDS)         ----------   ----------   ----------   ----------
Fixed income
 securities            $   91,969   $   91,969   $   93,030   $   93,030
Short-term                  5,746        5,746        3,859        3,859
Separate Accounts       6,236,902    6,236,902    7,614,673    7,614,673

Fair values for exchange traded fixed income securities are based upon quoted market prices or dealer quotes. The fair value of non-exchange traded fixed income securities is based on either independent third party pricing sources or widely accepted pricing valuation models which utilize internally developed ratings and independent third party data as inputs. Short-term investments are highly liquid investments with maturities of less than one year whose carrying values are deemed to approximate fair value. Separate Accounts assets are carried in the statements of financial position at fair value based on quoted market prices.

FINANCIAL LIABILITIES
The carrying value and fair value of financial liabilities at December 31, are as follows:

                                2001                      2000
                       -----------------------   -----------------------
                        CARRYING       FAIR       CARRYING       FAIR
                         VALUE        VALUE        VALUE        VALUE
(IN THOUSANDS)         ----------   ----------   ----------   ----------
Contractholder funds
 on investment
 contracts             $1,721,592   $1,708,679   $1,652,039   $1,644,231
Separate Accounts       6,236,902    6,236,902    7,614,673    7,614,673

Contractholder funds include interest-sensitive life insurance contracts and investment contracts. Interest-sensitive life insurance contracts and certain other contractholder liabilities are not considered to be financial instruments subject to fair value disclosure requirements. The fair value of investment contracts is based on the terms of the underlying contracts. Fixed annuities and immediate annuities without life contingencies are valued at the account balance less

                       NORTHBROOK LIFE INSURANCE COMPANY
                         NOTES TO FINANCIAL STATEMENTS
-------------------------------------------------------------------

surrender charges. Market value adjusted annuities' fair value is estimated to be the market adjusted surrender value. Separate Accounts liabilities are carried at the fair value of the underlying assets.

7.  RESERVE FOR LIFE-CONTINGENT CONTRACT BENEFITS AND CONTRACTHOLDER FUNDS
At December 31, the Reserve for life-contingent contract benefits consists of the following:

                                             2001       2000
(IN THOUSANDS)                             --------   --------
Immediate annuities:
  Structured settlement annuities          $108,911   $108,441
  Other immediate annuities                  41,438     40,670
                                           --------   --------
  Total Reserve for life-contingent
   contract benefits                       $150,349   $149,111
                                           ========   ========

The assumptions for mortality generally utilized in calculating reserves include the U.S. population with projected calendar year improvements and age setbacks for impaired lives for structured settlement annuities; and the 1983 group annuity mortality table for other immediate annuities. Interest rate assumptions vary from 3.0% to 10.0% for immediate annuities. Other estimation methods used include the present value of contractually fixed future benefits for structured settlement annuities and other immediate annuities.

Premium deficiency reserves are established, if necessary, for the immediate annuity business, to the extent the unrealized gains on fixed income securities would result in a premium deficiency had those gains actually been realized. The Company did not have a premium deficiency reserve at December 31, 2001 and 2000.

At December 31, Contractholder funds consists of the following:

                                           2001         2000
(IN THOUSANDS)                          ----------   ----------
Interest-sensitive life                 $  175,011   $  171,192
Fixed annuities:
  Immediate annuities                       69,857       66,051
  Deferred annuities                     1,651,779    1,588,819
                                        ----------   ----------
  Total Contractholder funds            $1,896,647   $1,826,062
                                        ==========   ==========

Contractholder funds are equal to deposits received and interest credited for the benefit of the contractholder less surrenders and withdrawals, mortality charges and administrative expenses. Interest rates credited range from 5.8% to 6.3% for interest-sensitive life contracts; 3.2% to 10.2% for immediate annuities and 4.3% to 6.8% for deferred annuities. Withdrawal and surrender charge protection includes: i) for interest-sensitive life, either a percentage of account balance or dollar amount grading off generally over 20 years; and,
ii) for deferred annuities not subject to a market value adjustment, either a declining or a level percentage charge generally over nine years or less. Approximately 49.7% of deferred annuities are subject to a market value adjustment.

8.  COMMITMENTS AND CONTINGENT LIABILITIES

REGULATION AND LEGAL PROCEEDINGS
The Company's business is subject to the effects of a changing social, economic and regulatory environment. State and federal regulatory initiatives have varied and have included employee benefit regulations, removal of barriers preventing banks from engaging in the securities and insurance businesses, tax law changes affecting the taxation of insurance companies, the tax treatment of insurance products and its impact on the relative desirability of various personal investment vehicles, and the overall expansion of regulation. The ultimate changes and eventual effects, if any, of these initiatives are uncertain.

From time to time, the Company is involved in pending and threatened litigation in the normal course of business in which claims for monetary damages are asserted. In the opinion of management, the ultimate liability, if any, in one or more of these actions in excess of amounts currently reserved is not expected to have a material effect on the results of operations, liquidity or financial position of the Company.

GUARANTY FUNDS
Under state insurance guaranty fund laws, insurers doing business in a state can be assessed, up to prescribed limits, for certain obligations of insolvent insurance companies to policyholders and claimants. Amounts assessed to each company are typically related to its proportion of business written in a particular state. The Company's expenses related to these funds are immaterial and are ceded to ALIC under reinsurance agreements.

9.  INCOME TAXES
The Company joins the Corporation and its other eligible domestic subsidiaries (the "Allstate Group") in the filing of a consolidated federal income tax return and is party to a federal income tax allocation agreement (the "Allstate Tax Sharing Agreement"). Under the Allstate Tax Sharing Agreement, the Company pays to or receives from the Corporation the amount, if any, by which the Allstate Group's federal income tax liability is affected by virtue of inclusion of the Company in the consolidated federal income tax return. The Company has also entered into a supplemental tax sharing agreement with respect to reinsurance ceded to ALIC to allocate to ALIC the tax consequences of such reinsurance. Effectively, these agreements result in the Company's annual income tax provision being computed as if the Company filed

                       NORTHBROOK LIFE INSURANCE COMPANY
                         NOTES TO FINANCIAL STATEMENTS
-------------------------------------------------------------------

a separate return, as adjusted for the reinsurance ceded to ALIC.

Prior to June 30, 1995, the Corporation was a subsidiary of Sears Roebuck & Co. ("Sears") and, with its eligible domestic subsidiaries, was included in the Sears consolidated federal income tax return and federal income tax allocation agreement. Effective June 30, 1995, the Corporation and Sears entered into a new tax sharing agreement, which governs their respective rights and obligations with respect to federal income taxes for all periods during which the Corporation was a subsidiary of Sears, including the treatment of audits of tax returns for such periods.

The Internal Revenue Service ("IRS") has completed its review of the Allstate Group's federal income tax returns through the 1993 tax year. Any adjustments that may result from IRS examinations of tax returns are not expected to have a material impact on the financial position, liquidity or results of operations of the Company.

The components of the deferred income tax assets and liabilities at December 31, are as follows:

                                                 2001       2000
(IN THOUSANDS)                                 --------   --------
DEFERRED LIABILITIES
Difference in tax bases of investments          $1,697     $1,618
Unrealized net capital gains                     1,297        661
                                                ------     ------
  Total deferred liability                      $2,994     $2,279
                                                ======     ======

The components of income tax expense for the year ended December 31, are as follows:

                                        2001       2000       1999
(IN THOUSANDS)                        --------   --------   --------
Current                                $2,080     $2,193     $2,249
Deferred                                   79        100         15
                                       ------     ------     ------
  Total income tax expense             $2,159     $2,293     $2,264
                                       ======     ======     ======

The Company paid income taxes of $2.1 million, $2.3 million and $1.9 million in 2001, 2000 and 1999, respectively.

A reconciliation of the statutory federal income tax rate to the effective income tax rate on income from operations for the year ended December 31, is as follows:

                                         2001       2000       1999
                                       --------   --------   --------
Statutory federal income tax rate       35.0%      35.0%      35.0%
Tax-exempt income                       (0.1)      (0.1)      (0.1)
Other                                     --         --       (0.2)
                                        ----       ----       ----
Effective income tax rate               34.9%      34.9%      34.7%
                                        ====       ====       ====

Prior to January 1, 1984, the Company was entitled to exclude certain amounts from taxable income and accumulate such amounts in a "policyholder surplus" account. The balance in this account at December 31, 2001, approximately $16 thousand, will result in federal income taxes payable of $6 thousand if distributed by the Company. No provision for taxes has been made as the Company has no plan to distribute amounts from this account. No further additions to the account have been permitted since 1983.

10.  STATUTORY FINANCIAL INFORMATION
The following table reconciles Net income for the year ended December 31, and Shareholder's equity at December 31, as reported herein in conformity with GAAP with total statutory net income and capital and surplus of the Company, determined in accordance with statutory accounting practices prescribed or permitted by insurance regulatory authorities:

                                                               SHAREHOLDER'S
                                     NET INCOME                   EQUITY
                           ------------------------------   -------------------
                             2001       2000       1999       2001       2000
(IN THOUSANDS)             --------   --------   --------   --------   --------
Balance per GAAP            $4,034     $4,279     $4,256    $ 95,418   $90,203
Unrealized gain/loss on
 fixed income securities        --         --         --      (3,706)   (1,889)
Deferred income taxes           79        440        895       2,027     1,567
Employee benefits              (29)        --          1       1,040     1,022
Reserves and non-admitted
 assets                        (30)       174       (312)    (13,888)   (5,505)
Other                           28         --         --      11,010    (1,063)
                            ------     ------     ------    --------   -------
Balance per statutory
 accounting practices       $4,082     $4,893     $4,840    $ 91,901   $84,335
                            ======     ======     ======    ========   =======

The Company prepares its statutory financial statements in accordance with accounting practices prescribed or permitted by the State of Arizona. Prescribed statutory accounting practices include a variety of publications of the National Association of Insurance Commissioners ("NAIC"), as well as state laws, regulations and general administrative rules. Permitted statutory accounting practices encompass all accounting practices not so prescribed.

Effective January 1, 2001, the State of Arizona required insurance companies domiciled in its state to prepare statutory-basis financial statements in accordance with the NAIC Accounting Practices and Procedures Manual--Version effective January 1, 2001 ("codification") subject to any deviations prescribed or permitted by the State of Arizona insurance commissioner.

Accounting changes adopted to the provisions of codification are reported as changes in accounting principles. The cumulative effect of changes in accounting principles is reported as an adjustment to unassigned funds (surplus) in the period of the change in accounting principle. The cumulative effect is the difference between the amount of capital and surplus at the beginning of the year and the amount of capital and surplus that would have been reported

                       NORTHBROOK LIFE INSURANCE COMPANY
                         NOTES TO FINANCIAL STATEMENTS
-------------------------------------------------------------------

at that date if the new accounting principles had been applied retroactively for all periods. The Company reported an increase to surplus of $239 thousand effective January 1, 2001 as a result of recognizing a net deferred tax asset.

The NAIC is currently in the process of clarifying and interpreting requirements as the insurance industry implements codification. As the NAIC announces changes and as they are approved by the Arizona Department of Insurance, the impact of the changes will be recorded.

DIVIDENDS
The ability of the Company to pay dividends is dependent on business conditions, income, cash requirements of the Company and other relevant factors. The payment of shareholder dividends by the Company without the prior approval of the state insurance regulator is limited to formula amounts based on statutory surplus and statutory net gain from operations, determined in accordance with statutory accounting practices, as well as the timing and amount of dividends paid in the preceding twelve months. The maximum amount of dividends that the Company can distribute during 2002 without prior approval of the Arizona Department of Insurance is $4.1 million. In December of 2000, the Company paid a cash dividend of $4.0 million to ALIC.

RISKED-BASED CAPITAL
The NAIC has a standard for assessing the solvency of insurance companies, which is referred to as risk-based capital ("RBC"). The requirement consists of a formula for determining each insurer's RBC and a model law specifying regulatory actions if an insurer's RBC falls below specified levels. At December 31, 2001, RBC for the Company was significantly above levels that would require regulatory action.

11.  OTHER COMPREHENSIVE INCOME
The components of other comprehensive income on a pretax and after-tax basis for the year ended December 31 are as follows:

                                           2001                              2000                              1999
                              -------------------------------   -------------------------------   -------------------------------
                               PRETAX      TAX      AFTER-TAX    PRETAX      TAX      AFTER-TAX    PRETAX      TAX      AFTER-TAX
(IN THOUSANDS)                --------   --------   ---------   --------   --------   ---------   --------   --------   ---------
UNREALIZED CAPITAL GAINS AND
  LOSSES:
----------------------------
Unrealized holding gains
  (losses) arising during
  the period                   $1,912     $(669)     $1,243      $3,843    $(1,344)    $2,499     $(6,877)    $2,407     $(4,470)
Less: reclassification
  adjustments                      95       (33)         62        (253)        89       (164)        510       (178)        332
                               ------     -----      ------      ------    -------     ------     -------     ------     -------
Unrealized net capital gains
  (losses)                      1,817      (636)      1,181       4,096     (1,433)     2,663      (7,387)     2,585      (4,802)
                               ------     -----      ------      ------    -------     ------     -------     ------     -------
Other comprehensive income
  (loss)                       $1,817     $(636)     $1,181      $4,096    $(1,433)    $2,663     $(7,387)    $2,585     $(4,802)
                               ======     =====      ======      ======    =======     ======     =======     ======     =======

                       NORTHBROOK LIFE INSURANCE COMPANY

                            SCHEDULE IV--REINSURANCE

                                 (IN THOUSANDS)

                                                               GROSS                  NET
                                                               AMOUNT     CEDED      AMOUNT
                                                              --------   --------   --------
YEAR ENDED DECEMBER 31, 2001
Life insurance in force.....................................  $450,633   $450,633   $     --
                                                              ========   ========   ========
Premiums and contract charges:
  Life and annuities........................................  $109,665   $109,665   $     --
                                                              ========   ========   ========

                                                               GROSS                  NET
                                                               AMOUNT     CEDED      AMOUNT
                                                              --------   --------   --------
YEAR ENDED DECEMBER 31, 2000
Life insurance in force.....................................  $460,143   $460,143   $     --
                                                              ========   ========   ========
Premiums and contract charges:
  Life and annuities........................................  $124,621   $124,621   $     --
                                                              ========   ========   ========

                                                               GROSS                  NET
                                                               AMOUNT     CEDED      AMOUNT
                                                              --------   --------   --------
YEAR ENDED DECEMBER 31, 1999
Life insurance in force.....................................  $474,824   $474,824   $     --
                                                              ========   ========   ========
Premiums and contract charges:
  Life and annuities........................................  $121,351   $121,351   $     --
                                                              ========   ========   ========

                                  ----------------------------------------------
                                   NORTHBROOK VARIABLE
                                   ANNUITY ACCOUNT II

                                   FINANCIAL STATEMENTS AS OF DECEMBER 31, 2001
                                   AND FOR THE PERIODS ENDED DECEMBER 31, 2001
                                   AND DECEMBER 31, 2000, AND INDEPENDENT
                                   AUDITORS' REPORT

 INDEPENDENT AUDITORS' REPORT

To the Board of Directors and Shareholder of Northbrook Life Insurance Company:

We have audited the accompanying statements of net assets of each of the individual sub-accounts disclosed in Note 1 which comprise the Northbrook Variable Annuity Account II (the "Account") as of December 31, 2001, the related statements of operations for the periods then ended and the statements of changes in net assets for each of the periods in the two year period then ended for each of the individual sub-accounts which comprise the Account. These financial statements are the responsibility of management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned at December 31, 2001 by correspondence with the Account's custodians. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements present fairly, in all material respects, the financial position of each of the individual sub-accounts which comprise the Northbrook Variable Annuity Account II as of December 31, 2001, the results of operations for the periods then ended for each of the individual sub-accounts and the changes in their net assets for each of the periods in the two year period then ended in conformity with accounting principles generally accepted in the United States of America.

/s/ Deloitte & Touche LLP


Chicago, Illinois
March 8, 2002

NORTHBROOK VARIABLE ANNUITY ACCOUNT II


STATEMENTS OF NET ASSETS
DECEMBER 31, 2001
--------------------------------------------------------------------------------

                                                              Morgan Stanley Variable Investment Series Sub-Accounts
                                              ----------------------------------------------------------------------------------

                                                                               Competitive
                                                Aggressive       Capital           Edge,         Dividend
                                                  Equity         Growth        "Best Ideas"       Growth             Equity
                                              --------------  --------------  --------------  ----------------  ----------------
ASSETS
Investments at fair value                      $ 66,416,362    $ 94,927,469    $ 37,827,308    $1,173,810,568    $  942,498,569
                                              --------------  --------------  --------------  ----------------  ----------------

     Total assets                              $ 66,416,362    $ 94,927,469    $ 37,827,308    $1,173,810,568    $  942,498,569
                                              ==============  ==============  ==============  ================  ================


NET ASSETS
Accumulation units                             $ 66,407,715    $ 94,523,729    $ 37,622,321    $1,170,178,297    $  940,603,204
Contracts in payout (annuitization) period            8,647         403,740         204,987         3,632,271         1,895,365
                                              --------------  --------------  --------------  ----------------  ----------------

     Total net assets                          $ 66,416,362    $ 94,927,469    $ 37,827,308    $1,173,810,568    $  942,498,569
                                              ==============  ==============  ==============  ================  ================


FUND SHARE INFORMATION
     Number of shares                             6,511,408       6,949,302       5,275,775        87,077,935        41,593,052
                                              ==============  ==============  ==============  ================  ================

     Cost                                      $ 93,413,862    $125,569,960    $ 53,166,881    $1,937,917,248    $1,377,999,828
                                              ==============  ==============  ==============  ================  ================




See notes to financial statements.

NORTHBROOK VARIABLE ANNUITY ACCOUNT II

STATEMENTS OF NET ASSETS
DECEMBER 31, 2001
--------------------------------------------------------------------------------

                                                        Morgan Stanley Variable Investment Series Sub-Accounts
                                             -----------------------------------------------------------------------------

                                                                Global
                                                European        Dividend          High           Income
                                                 Growth          Growth           Yield          Builder      Information
                                             --------------  --------------  --------------  --------------  -------------
ASSETS
Investments at fair value                     $292,289,694    $266,460,136    $ 59,114,871    $ 60,123,631    $ 4,345,693
                                             --------------  --------------  --------------  --------------  -------------

     Total assets                             $292,289,694    $266,460,136    $ 59,114,871    $ 60,123,631    $ 4,345,693
                                             ==============  ==============  ==============  ==============  =============


NET ASSETS
Accumulation units                            $291,764,097    $265,846,633    $ 58,978,778    $ 60,090,262    $ 4,345,693
Contracts in payout (annuitization) period         525,597         613,503         136,093          33,369              -
                                             --------------  --------------  --------------  --------------  -------------

     Total net assets                         $292,289,694    $266,460,136    $ 59,114,871    $ 60,123,631    $ 4,345,693
                                             ==============  ==============  ==============  ==============  =============


FUND SHARE INFORMATION
     Number of shares                           17,491,903      23,231,049      44,447,272       5,666,695        818,398
                                             ==============  ==============  ==============  ==============  =============

     Cost                                     $382,326,467    $293,119,718    $172,702,622    $ 63,978,104    $ 4,915,000
                                             ==============  ==============  ==============  ==============  =============






See notes to financial statements.

NORTHBROOK VARIABLE ANNUITY ACCOUNT II

STATEMENTS OF NET ASSETS
DECEMBER 31, 2001
--------------------------------------------------------------------------------

                                                        Morgan Stanley Variable Investment Series Sub-Accounts
                                             ------------------------------------------------------------------------------

                                                                                 Quality
                                                 Money          Pacific          Income         S&P 500        Short-Term
                                                 Market          Growth           Plus           Index            Bond
                                             --------------  --------------  --------------  --------------  --------------
ASSETS
Investments at fair value                     $419,354,604    $ 29,901,871    $415,028,429    $156,594,437    $ 24,710,264
                                             --------------  --------------  --------------  --------------  --------------

     Total assets                             $419,354,604    $ 29,901,871    $415,028,429    $156,594,437    $ 24,710,264
                                             ==============  ==============  ==============  ==============  ==============


NET ASSETS
Accumulation units                            $418,710,176    $ 29,871,781    $413,096,172    $156,274,444    $ 24,710,264
Contracts in payout (annuitization) period         644,428          30,090       1,932,257         319,993               -
                                             --------------  --------------  --------------  --------------  --------------

     Total net assets                         $419,354,604    $ 29,901,871    $415,028,429    $156,594,437    $ 24,710,264
                                             ==============  ==============  ==============  ==============  ==============


FUND SHARE INFORMATION
     Number of shares                          419,354,604       7,513,033      39,339,188      14,942,217       2,429,721
                                             ==============  ==============  ==============  ==============  ==============

     Cost                                     $419,354,604    $ 36,220,676    $413,721,823    $176,507,214    $ 24,528,056
                                             ==============  ==============  ==============  ==============  ==============



See notes to financial statements.

NORTHBROOK VARIABLE ANNUITY ACCOUNT II

STATEMENTS OF NET ASSETS
DECEMBER 31, 2001
--------------------------------------------------------------------------------

                                            Morgan Stanley Variable Investment     Morgan Stanley Variable Investment
                                                    Series Sub-Accounts           Series (Class Y Shares) Sub-Accounts
                                            ----------------------------------  ----------------------------------------

                                                                                                           Competitive
                                                                              Aggressive      Capital          Edge,
                                              Strategist      Utilities         Equity         Growth      "Best Ideas"
                                            --------------  --------------  --------------  -------------  -------------
ASSETS
Investments at fair value                    $473,510,304    $301,799,101    $ 18,529,018    $ 6,472,194    $ 5,854,494
                                            --------------  --------------  --------------  -------------  -------------

     Total assets                            $473,510,304    $301,799,101    $ 18,529,018    $ 6,472,194    $ 5,854,494
                                            ==============  ==============  ==============  =============  =============


NET ASSETS
Accumulation units                           $472,175,771    $300,852,713    $ 18,529,018    $ 6,472,194    $ 5,854,494
Contracts in payout (annuitization) period      1,334,533         946,388               -              -              -
                                            --------------  --------------  --------------  -------------  -------------

     Total net assets                        $473,510,304    $301,799,101    $ 18,529,018    $ 6,472,194    $ 5,854,494
                                            ==============  ==============  ==============  =============  =============


FUND SHARE INFORMATION
     Number of shares                          33,967,741      20,488,737       1,821,929        475,547        819,957
                                            ==============  ==============  ==============  =============  =============

     Cost                                    $506,268,935    $347,781,673    $ 23,582,451    $ 8,115,744    $ 7,963,552
                                            ==============  ==============  ==============  =============  =============





See notes to financial statements.

NORTHBROOK VARIABLE ANNUITY ACCOUNT II

STATEMENTS OF NET ASSETS
DECEMBER 31, 2001
--------------------------------------------------------------------------------

                                                     Morgan Stanley Variable Investment Series (Class Y Shares) Sub-Accounts
                                                 ---------------------------------------------------------------------------------

                                                                                                        Global
                                                    Dividend                          European         Dividend          High
                                                     Growth           Equity           Growth           Growth           Yield
                                                 --------------   --------------   --------------   --------------   -------------
ASSETS
Investments at fair value                         $ 59,002,305     $ 60,597,798     $ 20,540,944     $ 10,357,131     $ 6,087,535
                                                 --------------   --------------   --------------   --------------   -------------

     Total assets                                 $ 59,002,305     $ 60,597,798     $ 20,540,944     $ 10,357,131     $ 6,087,535
                                                 ==============   ==============   ==============   ==============   =============


NET ASSETS
Accumulation units                                $ 59,002,305     $ 60,556,521     $ 20,540,944     $ 10,357,131     $ 6,087,535
Contracts in payout (annuitization) period                   -           41,277                -                -               -
                                                 --------------   --------------   --------------   --------------   -------------

     Total net assets                             $ 59,002,305     $ 60,597,798     $ 20,540,944     $ 10,357,131     $ 6,087,535
                                                 ==============   ==============   ==============   ==============   =============


FUND SHARE INFORMATION
     Number of shares                                4,380,275        2,676,581        1,233,690          906,136       4,577,094
                                                 ==============   ==============   ==============   ==============   =============

     Cost                                         $ 61,107,574     $ 83,355,006     $ 25,795,661     $ 10,676,941     $ 9,089,494
                                                 ==============   ==============   ==============   ==============   =============




See notes to financial statements.

NORTHBROOK VARIABLE ANNUITY ACCOUNT II

STATEMENTS OF NET ASSETS
DECEMBER 31, 2001
--------------------------------------------------------------------------------

                                                       Morgan Stanley Variable Investment Series (Class Y Shares) Sub-Accounts
                                                     ---------------------------------------------------------------------------

                                                                                                                      Quality
                                                        Income                         Money          Pacific         Income
                                                        Builder      Information       Market         Growth           Plus
                                                     -------------  -------------  --------------  -------------  --------------
ASSETS
Investments at fair value                             $ 7,099,872    $ 7,355,923    $ 97,216,934    $ 1,628,898    $ 52,926,850
                                                     -------------  -------------  --------------  -------------  --------------

     Total assets                                     $ 7,099,872    $ 7,355,923    $ 97,216,934    $ 1,628,898    $ 52,926,850
                                                     =============  =============  ==============  =============  ==============


NET ASSETS
Accumulation units                                    $ 7,099,872    $ 7,355,923    $ 97,216,934    $ 1,628,898    $ 52,926,850
Contracts in payout (annuitization) period                      -              -               -              -               -
                                                     -------------  -------------  --------------  -------------  --------------

     Total net assets                                 $ 7,099,872    $ 7,355,923    $ 97,216,934    $ 1,628,898    $ 52,926,850
                                                     =============  =============  ==============  =============  ==============


FUND SHARE INFORMATION
     Number of shares                                     669,799      1,387,910      97,216,934        408,245       5,021,523
                                                     =============  =============  ==============  =============  ==============

     Cost                                             $ 7,295,999    $ 9,086,513    $ 97,216,934    $ 1,980,711    $ 52,376,141
                                                     =============  =============  ==============  =============  ==============




See notes to financial statements.

NORTHBROOK VARIABLE ANNUITY ACCOUNT II

STATEMENTS OF NET ASSETS
DECEMBER 31, 2001
--------------------------------------------------------------------------------

                                                                                                                  AIM Variable
                                                           Morgan Stanley Variable Investment Series             Insurance Funds
                                                                 (Class Y Shares) Sub-Accounts                    Sub-Accounts
                                                --------------------------------------------------------------  ----------------

                                                    S&P 500       Short-Term                                    AIM V.I. Capital
                                                     Index           Bond         Strategist      Utilities       Appreciation
                                                --------------  --------------  --------------  --------------  ----------------
ASSETS
Investments at fair value                        $ 45,552,248    $ 22,343,604    $ 46,792,539    $ 24,013,118      $ 21,661,544
                                                --------------  --------------  --------------  --------------  ----------------

     Total assets                                $ 45,552,248    $ 22,343,604    $ 46,792,539    $ 24,013,118      $ 21,661,544
                                                ==============  ==============  ==============  ==============  ================


NET ASSETS
Accumulation units                               $ 45,552,248    $ 22,343,604    $ 46,784,943    $ 24,013,118      $ 21,661,544
Contracts in payout (annuitization) period                  -               -           7,596               -                 -
                                                --------------  --------------  --------------  --------------  ----------------

     Total net assets                            $ 45,552,248    $ 22,343,604    $ 46,792,539    $ 24,013,118      $ 21,661,544
                                                ==============  ==============  ==============  ==============  ================


FUND SHARE INFORMATION
     Number of shares                               4,363,242       2,199,174       3,359,120       1,631,326           997,309
                                                ==============  ==============  ==============  ==============  ================

     Cost                                        $ 49,309,727    $ 22,204,617    $ 52,177,809    $ 31,804,891      $ 27,307,304
                                                ==============  ==============  ==============  ==============  ================





See notes to financial statements.

NORTHBROOK VARIABLE ANNUITY ACCOUNT II

STATEMENTS OF NET ASSETS
DECEMBER 31, 2001
--------------------------------------------------------------------------------

                                                      AIM Variable Insurance                 Alliance Variable Product
                                                        Funds Sub-Accounts                    Series Fund Sub-Accounts
                                                   ------------------------------  -------------------------------------------------

                                                                                                      Alliance
                                                      AIM V.I.        AIM V.I.        Alliance        Growth &      Alliance Premier
                                                       Growth          Value           Growth          Income             Growth
                                                   --------------  --------------  --------------  ---------------  ----------------
ASSETS
Investments at fair value                           $ 11,266,812    $ 58,625,674    $ 15,816,830    $145,029,939     $ 38,131,478
                                                   --------------  --------------  --------------  ---------------  ----------------

     Total assets                                   $ 11,266,812    $ 58,625,674    $ 15,816,830    $145,029,939     $ 38,131,478
                                                   ==============  ==============  ==============  ===============  ================


NET ASSETS
Accumulation units                                  $ 11,266,812    $ 58,625,674    $ 15,816,830    $145,028,242     $ 38,131,478
Contracts in payout (annuitization) period                     -               -               -           1,697                -
                                                   --------------  --------------  --------------  ---------------  ----------------

     Total net assets                               $ 11,266,812    $ 58,625,674    $ 15,816,830    $145,029,939     $ 38,131,478
                                                   ==============  ==============  ==============  ===============  ================


FUND SHARE INFORMATION
     Number of shares                                    688,260       2,510,736         969,763       6,583,293        1,525,259
                                                   ==============  ==============  ==============  ===============  ================

     Cost                                           $ 15,625,664    $ 66,951,956    $ 20,292,008    $148,963,847     $ 49,756,273
                                                   ==============  ==============  ==============  ===============  ================




See notes to financial statements.

NORTHBROOK VARIABLE ANNUITY ACCOUNT II

STATEMENTS OF NET ASSETS
DECEMBER 31, 2001
--------------------------------------------------------------------------------

                                                                                                    The Universal Institutional
                                                       Putnam Variable Trust Sub-Accounts            Funds, Inc. Sub-Accounts
                                                ------------------------------------------------  ------------------------------

                                                                                                     Emerging
                                                  VT Growth     VT International                      Markets         Equity
                                                  and Income         Growth         VT Voyager        Equity          Growth
                                                --------------  ----------------  --------------  --------------  --------------
ASSETS
Investments at fair value                        $ 28,218,465      $ 38,728,400    $ 34,588,836    $ 16,448,244    $ 76,091,462
                                                --------------  ----------------  --------------  --------------  --------------

     Total assets                                $ 28,218,465      $ 38,728,400    $ 34,588,836    $ 16,448,244    $ 76,091,462
                                                ==============  ================  ==============  ==============  ==============


NET ASSETS
Accumulation units                               $ 28,218,465      $ 38,728,400    $ 34,587,251    $ 16,448,244    $ 76,077,708
Contracts in payout (annuitization) period                  -                 -           1,585               -          13,754
                                                --------------  ----------------  --------------  --------------  --------------

     Total net assets                            $ 28,218,465      $ 38,728,400    $ 34,588,836    $ 16,448,244    $ 76,091,462
                                                ==============  ================  ==============  ==============  ==============


FUND SHARE INFORMATION
     Number of shares                               1,203,859         3,133,366       1,211,094       2,480,881       5,354,783
                                                ==============  ================  ==============  ==============  ==============

     Cost                                        $ 29,060,208      $ 45,642,086    $ 47,213,389    $ 21,794,755    $ 96,016,247
                                                ==============  ================  ==============  ==============  ==============




See notes to financial statements.

NORTHBROOK VARIABLE ANNUITY ACCOUNT II

STATEMENTS OF NET ASSETS
DECEMBER 31, 2001
--------------------------------------------------------------------------------

                                                                                                                     Van Kampen
                                                                                                   Van Kampen     Life Investment
                                                                                                Life Investment        Trust
                                                        The Universal Institutional                  Trust          (Class II)
                                                          Funds, Inc. Sub-Accounts                Sub-Account       Sub-Account
                                               ----------------------------------------------   ---------------   ---------------

                                                                                                                   Lit Emerging
                                                International      Mid Cap        U.S. Real       Lit Emerging        Growth
                                                    Magnum          Value           Estate           Growth       (Class II) (a)
                                               --------------  --------------  --------------   ---------------   ---------------
ASSETS
Investments at fair value                       $ 19,771,754    $ 63,097,030    $ 27,855,482      $163,251,375     $  17,334,731
                                               --------------  --------------  --------------   ---------------   ---------------

     Total assets                               $ 19,771,754    $ 63,097,030    $ 27,855,482      $163,251,375     $  17,334,731
                                               ==============  ==============  ==============   ===============   ===============


NET ASSETS
Accumulation units                              $ 19,716,450    $ 63,097,030    $ 27,802,514      $163,204,885     $  17,334,731
Contracts in payout (annuitization) period            55,304               -          52,968            46,490                 -
                                               --------------  --------------  --------------   ---------------   ---------------

     Total net assets                           $ 19,771,754    $ 63,097,030    $ 27,855,482      $163,251,375     $  17,334,731
                                               ==============  ==============  ==============   ===============   ===============


FUND SHARE INFORMATION
     Number of shares                              2,090,037       4,333,587       2,305,917         5,756,395           612,535
                                               ==============  ==============  ==============   ===============   ===============

     Cost                                       $ 23,369,904    $ 62,480,371    $ 26,978,220      $230,555,117     $  17,877,552
                                               ==============  ==============  ==============   ===============   ===============







(a) For the Period Beginning May 17, 2001 and Ended December 31, 2001



See notes to financial statements.

NORTHBROOK VARIABLE ANNUITY ACCOUNT II

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31,  2001
--------------------------------------------------------------------------------

                                                               Morgan Stanley Variable Investment Series Sub-Accounts
                                                  ---------------------------------------------------------------------------------

                                                                                     Competitive
                                                     Aggressive        Capital           Edge,         Dividend
                                                       Equity          Growth        "Best Ideas"       Growth           Equity
                                                  --------------  --------------   --------------  ---------------  ---------------
NET INVESTMENT INCOME (LOSS)
Dividends                                          $    323,453    $    707,477     $    330,106    $  24,183,042    $   6,337,603
Charges from Northbrook Life Insurance Company:
     Mortality and expense risk                      (1,201,601)     (1,606,642)        (679,873)     (17,337,738)     (15,473,645)
     Administrative expense                             (87,664)       (121,891)         (49,985)      (1,320,179)      (1,167,738)
                                                  --------------  --------------   --------------  ---------------  ---------------

         Net investment income (loss)                  (965,812)     (1,021,056)        (399,752)       5,525,125      (10,303,780)
                                                  --------------  --------------   --------------  ---------------  ---------------


NET REALIZED AND UNREALIZED GAINS
     (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
     Proceeds from sales                             43,883,993      46,014,468       28,641,243      267,305,873      336,765,742
     Cost of investments sold                        57,530,196      52,619,301       34,831,249      175,103,828      421,184,847
                                                  --------------  --------------   --------------  ---------------  ---------------

         Realized gains (losses) on fund shares     (13,646,203)     (6,604,833)      (6,190,006)      92,202,045      (84,419,105)

Realized gain distributions                                   -       8,850,708        3,747,113                -      258,123,859
                                                  --------------  --------------   --------------  ---------------  ---------------

         Net realized gains (losses)                (13,646,203)      2,245,875       (2,442,893)      92,202,045      173,704,754

Change in unrealized gains (losses)                 (22,452,756)    (44,024,208)     (12,400,121)    (188,770,326)    (615,025,686)
                                                  --------------  --------------   --------------  ---------------  ---------------

         Net realized and unrealized gains
          (losses) on investments                   (36,098,959)    (41,778,333)     (14,843,014)     (96,568,281)    (441,320,932)
                                                  --------------  --------------   --------------  ---------------  ---------------


INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS                                    $(37,064,771)   $(42,799,389)    $(15,242,766)   $ (91,043,156)   $(451,624,712)
                                                  ==============  ==============   ==============  ===============  ===============




See notes to financial statements.

NORTHBROOK VARIABLE ANNUITY ACCOUNT II

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31,  2001
--------------------------------------------------------------------------------

                                                               Morgan Stanley Variable Investment Series Sub-Accounts
                                                  --------------------------------------------------------------------------------

                                                                       Global
                                                     European         Dividend           High           Income
                                                      Growth           Growth            Yield          Builder       Information
                                                  ---------------  ---------------  ---------------  -------------  --------------
NET INVESTMENT INCOME (LOSS)
Dividends                                           $  4,242,933     $  8,314,816     $ 16,045,282    $ 2,751,083    $      6,925
Charges from Northbrook Life Insurance Company:
     Mortality and expense risk                       (4,722,887)      (3,982,310)      (1,204,840)      (813,948)        (50,490)
     Administrative expense                             (358,244)        (303,927)         (91,499)       (60,857)         (3,708)
                                                  ---------------  ---------------  ---------------  -------------  --------------

         Net investment income (loss)                   (838,198)       4,028,579       14,748,943      1,876,278         (47,273)
                                                  ---------------  ---------------  ---------------  -------------  --------------


NET REALIZED AND UNREALIZED GAINS
  (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
     Proceeds from sales                             281,532,928       82,977,524       56,305,238     22,928,346       8,279,956
     Cost of investments sold                        329,758,898       87,486,582      128,848,237     23,518,499      10,298,694
                                                  ---------------  ---------------  ---------------  -------------  --------------

         Realized gains (losses) on fund shares      (48,225,970)      (4,509,058)     (72,542,999)      (590,153)     (2,018,738)

Realized gain distributions                           67,115,058        3,581,782                -              -               -
                                                  ---------------  ---------------  ---------------  -------------  --------------

         Net realized gains (losses)                  18,889,088         (927,276)     (72,542,999)      (590,153)     (2,018,738)

Change in unrealized gains (losses)                ( 102,918,217)     (28,611,193)      20,930,004     (1,096,051)       (408,856)
                                                  ---------------  ---------------  ---------------  -------------  --------------

         Net realized and unrealized gains
         (losses) on investments                     (84,029,129)     (29,538,469)     (51,612,995)    (1,686,204)     (2,427,594)
                                                  ---------------  ---------------  ---------------  -------------  --------------


INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS                                     $(84,867,327)    $(25,509,890)    $(36,864,052)   $   190,074    $ (2,474,867)
                                                  ===============  ===============  ===============  =============  ==============



See notes to financial statements.

NORTHBROOK VARIABLE ANNUITY ACCOUNT II

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31,  2001
--------------------------------------------------------------------------------

                                                               Morgan Stanley Variable Investment Series Sub-Accounts
                                                 ---------------------------------------------------------------------------------

                                                                                       Quality
                                                       Money           Pacific          Income          S&P 500        Short-Term
                                                       Market           Growth           Plus            Index            Bond
                                                 ----------------  ---------------  --------------  ---------------  -------------
NET INVESTMENT INCOME (LOSS)
Dividends                                         $   15,127,207     $    828,207    $ 23,604,494     $  1,596,479    $   656,566
Charges from Northbrook Life Insurance Company:
     Mortality and expense risk                       (5,375,549)        (597,629)     (5,180,388)      (2,364,363)      (199,502)
     Administrative expense                             (405,768)         (45,093)       (398,556)        (173,123)       (14,944)
                                                 ----------------  ---------------  --------------  ---------------  -------------

         Net investment income (loss)                  9,345,890          185,485      18,025,550         (941,007)       442,120
                                                 ----------------  ---------------  --------------  ---------------  -------------


NET REALIZED AND UNREALIZED GAINS
  (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
     Proceeds from sales                           2,155,126,003      511,734,087      79,381,126       46,937,305     11,273,847
     Cost of investments sold                      2,155,126,003      526,767,241      79,854,836       52,366,364     11,204,619
                                                 ----------------  ---------------  --------------  ---------------  -------------

         Realized gains (losses) on fund shares                -      (15,033,154)       (473,710)      (5,429,059)        69,228

Realized gain distributions                                    -                -               -                -              -
                                                 ----------------  ---------------  --------------  ---------------  -------------

         Net realized gains (losses)                           -      (15,033,154)       (473,710)      (5,429,059)        69,228

Change in unrealized gains (losses)                            -        3,976,228      12,514,067      (20,957,287)       156,599
                                                 ----------------  ---------------  --------------  ---------------  -------------

         Net realized and unrealized gains
         (losses) on investments                               -      (11,056,926)     12,040,357      (26,386,346)       225,827
                                                 ----------------  ---------------  --------------  ---------------  -------------


INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS                                   $    9,345,890     $(10,871,441)   $ 30,065,907     $(27,327,353)   $   667,947
                                                 ================  ===============  ==============  ===============  =============





See notes to financial statements.

NORTHBROOK VARIABLE ANNUITY ACCOUNT II

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31,  2001
--------------------------------------------------------------------------------

                                                        Morgan Stanley Variable            Morgan Stanley Variable Investment
                                                    Investment Series Sub-Accounts        Series (Class Y Shares) Sub-Accounts
                                                   --------------------------------  ----------------------------------------------

                                                                                                                       Competitive
                                                                                         Aggressive       Capital          Edge,
                                                       Strategist       Utilities          Equity          Growth      "Best Ideas"
                                                   ---------------  ---------------  --------------  --------------  --------------
NET INVESTMENT INCOME (LOSS)
Dividends                                           $  13,646,075    $   8,761,174    $     52,494    $     27,591    $     32,729
Charges from Northbrook Life Insurance Company:
     Mortality and expense risk                        (7,076,520)      (5,207,920)       (246,924)        (89,899)        (81,424)
     Administrative expense                              (538,416)        (400,258)        (16,007)         (5,757)         (5,367)
                                                   ---------------  ---------------  --------------  --------------  --------------

         Net investment income (loss)                   6,031,139        3,152,996        (210,437)        (68,065)        (54,062)
                                                   ---------------  ---------------  --------------  --------------  --------------


NET REALIZED AND UNREALIZED GAINS
  (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
     Proceeds from sales                              130,394,465      112,816,361       2,975,813       1,040,046         988,732
     Cost of investments sold                         130,534,746      103,342,288       3,876,276       1,286,529       1,320,694
                                                   ---------------  ---------------  --------------  --------------  --------------

         Realized gains (losses) on fund shares          (140,281)       9,474,073        (900,463)       (246,483)       (331,962)

Realized gain distributions                            23,282,888       25,378,980               -         377,509         413,129
                                                   ---------------  ---------------  --------------  --------------  --------------

         Net realized gains (losses)                   23,142,607       34,853,053        (900,463)        131,026          81,167

Change in unrealized gains (losses)                  (100,075,099)    (161,250,524)     (4,152,238)     (1,504,764)     (1,541,758)
                                                   ---------------  ---------------  --------------  --------------  --------------

         Net realized and unrealized gains
         (losses) on investments                      (76,932,492)    (126,397,471)     (5,052,701)     (1,373,738)     (1,460,591)
                                                   ---------------  ---------------  --------------  --------------  --------------


INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS                                     $ (70,901,353)   $(123,244,475)   $ (5,263,138)   $ (1,441,803)   $ (1,514,653)
                                                   ===============  ===============  ==============  ==============  ==============




See notes to financial statements.

NORTHBROOK VARIABLE ANNUITY ACCOUNT II

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31,  2001
--------------------------------------------------------------------------------

                                                      Morgan Stanley Variable Investment Series (Class Y Shares) Sub-Accounts
                                                   -----------------------------------------------------------------------------

                                                                                                       Global
                                                      Dividend                         European       Dividend         High
                                                       Growth           Equity          Growth         Growth          Yield
                                                   --------------  ---------------  --------------  ------------  --------------
NET INVESTMENT INCOME (LOSS)
Dividends                                           $    699,131    $     141,853    $    188,015    $  157,072    $    876,012
Charges from Northbrook Life Insurance Company:
     Mortality and expense risk                         (562,506)        (675,444)       (249,853)      (89,393)        (68,013)
     Administrative expense                              (37,455)         (44,936)        (16,465)       (5,711)         (4,480)
                                                   --------------  ---------------  --------------  ------------  --------------

         Net investment income (loss)                     99,170         (578,527)        (78,303)       61,968         803,519
                                                   --------------  ---------------  --------------  ------------  --------------


NET REALIZED AND UNREALIZED GAINS
  (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
     Proceeds from sales                               8,750,147        6,166,528      43,314,064       989,737       1,768,032
     Cost of investments sold                          8,556,684        8,554,528      43,943,294     1,047,505       2,397,042
                                                   --------------  ---------------  --------------  ------------  --------------

         Realized gains (losses) on fund shares          193,463       (2,388,000)       (629,230)      (57,768)       (629,010)

Realized gain distributions                                    -       10,595,403       3,106,023        68,321               -
                                                   --------------  ---------------  --------------  ------------  --------------

         Net realized gains (losses)                     193,463        8,207,403       2,476,793        10,553        (629,010)

Change in unrealized gains (losses)                   (3,121,642)     (20,034,944)     (5,007,923)     (393,166)     (2,264,080)
                                                   --------------  ---------------  --------------  ------------  --------------

         Net realized and unrealized gains
         (losses) on investments                      (2,928,179)     (11,827,541)     (2,531,130)     (382,613)     (2,893,090)
                                                   --------------  ---------------  --------------  ------------  --------------


INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS                                     $ (2,829,009)   $ (12,406,068)   $ (2,609,433)   $ (320,645)   $ (2,089,571)
                                                   ==============  ===============  ==============  ============  ==============




See notes to financial statements.

NORTHBROOK VARIABLE ANNUITY ACCOUNT II

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31,  2001
--------------------------------------------------------------------------------

                                                    Morgan Stanley Variable Investment Series (Class Y Shares) Sub-Accounts
                                                   --------------------------------------------------------------------------

                                                                                                                   Quality
                                                      Income                          Money          Pacific        Income
                                                      Builder     Information        Market          Growth          Plus
                                                   ------------  --------------  --------------  -------------  -------------
NET INVESTMENT INCOME (LOSS)
Dividends                                           $  191,955    $      8,124    $  1,859,490    $    43,963    $ 1,550,010
Charges from Northbrook Life Insurance Company:
     Mortality and expense risk                        (58,063)        (74,733)     (1,002,011)       (24,928)      (394,307)
     Administrative expense                             (3,852)         (4,751)        (62,418)        (1,638)       (26,331)
                                                   ------------  --------------  --------------  -------------  -------------

         Net investment income (loss)                  130,040         (71,360)        795,061         17,397      1,129,372
                                                   ------------  --------------  --------------  -------------  -------------


NET REALIZED AND UNREALIZED GAINS
  (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
     Proceeds from sales                               930,948       1,192,095     156,057,412     50,591,074      3,116,151
     Cost of investments sold                          969,997       1,575,230     156,057,412     50,232,309      3,069,886
                                                   ------------  --------------  --------------  -------------  -------------

         Realized gains (losses) on fund shares        (39,049)       (383,135)              -        358,765         46,265

Realized gain distributions                                  -               -               -              -              -
                                                   ------------  --------------  --------------  -------------  -------------

         Net realized gains (losses)                   (39,049)       (383,135)              -        358,765         46,265

Change in unrealized gains (losses)                   (198,790)     (1,620,830)              -       (154,721)       458,324
                                                   ------------  --------------  --------------  -------------  -------------

         Net realized and unrealized gains
         (losses) on investments                      (237,839)     (2,003,965)              -        204,044        504,589
                                                   ------------  --------------  --------------  -------------  -------------


INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS                                     $ (107,799)   $ (2,075,325)   $    795,061    $   221,441    $ 1,633,961
                                                   ============  ==============  ==============  =============  =============



See notes to financial statements.

NORTHBROOK VARIABLE ANNUITY ACCOUNT II

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31,  2001
--------------------------------------------------------------------------------

                                                                                                                    AIM Variable
                                                              Morgan Stanley Variable Investment Series            Insurance Funds
                                                                    (Class Y Shares) Sub-Accounts                   Sub-Accounts
                                                    -----------------------------------------------------------  ----------------

                                                       S&P 500       Short-Term                                  AIM V.I. Capital
                                                        Index           Bond       Strategist       Utilities      Appreciation
                                                    --------------  -----------  --------------  --------------  ----------------
NET INVESTMENT INCOME (LOSS)
Dividends                                            $    251,243    $ 412,305    $    866,595    $    472,809    $            -
Charges from Northbrook Life Insurance Company:
     Mortality and expense risk                          (426,335)    (156,560)       (511,271)       (324,511)         (237,705)
     Administrative expense                               (28,231)      (9,958)        (34,039)        (21,848)          (16,300)
                                                    --------------  -----------  --------------  --------------  ----------------

         Net investment income (loss)                    (203,323)     245,787         321,285         126,450          (254,005)
                                                    --------------  -----------  --------------  --------------  ----------------


NET REALIZED AND UNREALIZED GAINS
  (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
     Proceeds from sales                                4,192,322    2,349,818       8,922,310       8,660,443        19,050,306
     Cost of investments sold                           4,638,136    2,326,747       9,769,521       9,658,572        21,871,073
                                                    --------------  -----------  --------------  --------------  ----------------

         Realized gains (losses) on fund shares          (445,814)      23,071        (847,211)       (998,129)       (2,820,767)

Realized gain distributions                                     -            -       1,495,274       1,419,240         1,682,502
                                                    --------------  -----------  --------------  --------------  ----------------

         Net realized gains (losses)                     (445,814)      23,071         648,063         421,111        (1,138,265)

Change in unrealized gains (losses)                    (2,662,893)     137,525      (4,611,997)     (7,589,144)       (2,653,461)
                                                    --------------  -----------  --------------  --------------  ----------------

         Net realized and unrealized gains
         (losses) on investments                       (3,108,707)     160,596      (3,963,934)     (7,168,033)       (3,791,726)
                                                    --------------  -----------  --------------  --------------  ----------------


INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS                                      $ (3,312,030)   $ 406,383    $ (3,642,649)   $ (7,041,583)   $   (4,045,731)
                                                    ==============  ===========  ==============  ==============  ================



See notes to financial statements.

NORTHBROOK VARIABLE ANNUITY ACCOUNT II

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31,  2001
--------------------------------------------------------------------------------

                                                        AIM Variable Insurance                    Alliance Variable
                                                          Funds Sub-Accounts               Product Series Fund Sub-Accounts
                                                    ------------------------------  ----------------------------------------------

                                                                                                       Alliance        Alliance
                                                        AIM V.I.        AIM V.I.       Alliance        Growth &         Premier
                                                        Growth           Value          Growth          Income          Growth
                                                    --------------  --------------  --------------  --------------  --------------
NET INVESTMENT INCOME (LOSS)
Dividends                                            $     26,217    $     76,279    $     27,389    $    406,449    $          -
Charges from Northbrook Life Insurance Company:
     Mortality and expense risk                          (133,856)       (651,040)       (181,102)     (1,183,524)       (522,367)
     Administrative expense                                (9,278)        (45,317)        (12,790)        (83,317)        (36,687)
                                                    --------------  --------------  --------------  --------------  --------------

         Net investment income (loss)                    (116,917)       (620,078)       (166,503)       (860,392)       (559,054)
                                                    --------------  --------------  --------------  --------------  --------------


NET REALIZED AND UNREALIZED GAINS
  (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
     Proceeds from sales                                7,689,278      42,555,920      13,370,357      40,940,394      15,579,341
     Cost of investments sold                           9,178,579      45,855,308      15,699,302      42,193,155      21,151,683
                                                    --------------  --------------  --------------  --------------  --------------

         Realized gains (losses) on fund shares        (1,489,301)     (3,299,388)     (2,328,945)     (1,252,761)     (5,572,342)

Realized gain distributions                                     -       1,157,918       1,968,811       3,148,416       1,974,216
                                                    --------------  --------------  --------------  --------------  --------------

         Net realized gains (losses)                   (1,489,301)     (2,141,470)       (360,134)      1,895,655      (3,598,126)

Change in unrealized gains (losses)                    (2,100,990)     (3,610,163)     (3,037,585)     (4,612,532)     (3,946,380)
                                                    --------------  --------------  --------------  --------------  --------------

         Net realized and unrealized gains
         (losses) on investments                       (3,590,291)     (5,751,633)     (3,397,719)     (2,716,877)     (7,544,506)
                                                    --------------  --------------  --------------  --------------  --------------


INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS                                      $ (3,707,208)   $ (6,371,711)   $ (3,564,222)   $ (3,577,269)   $ (8,103,560)
                                                    ==============  ==============  ==============  ==============  ==============




See notes to financial statements.

NORTHBROOK VARIABLE ANNUITY ACCOUNT II

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31,  2001
--------------------------------------------------------------------------------

                                                                                                      The Universal Institutional
                                                         Putnam Variable Trust Sub-Accounts             Funds, Inc. Sub-Accounts
                                                  ------------------------------------------------  -------------------------------

                                                                                                      Emerging
                                                     VT Growth    VT International                     Markets          Equity
                                                    and Income         Growth         VT Voyager        Equity          Growth
                                                  --------------  ----------------  --------------  --------------  ---------------
NET INVESTMENT INCOME (LOSS)
Dividends                                          $    230,096    $       68,749    $          -    $          -    $           -
Charges from Northbrook Life Insurance Company:
     Mortality and expense risk                        (282,304)         (445,257)       (424,592)       (254,755)      (1,208,222)
     Administrative expense                             (19,768)          (30,875)        (29,356)        (17,962)         (87,307)
                                                  --------------  ----------------  --------------  --------------  ---------------

         Net investment income (loss)                   (71,976)         (407,383)       (453,948)       (272,717)      (1,295,529)
                                                  --------------  ----------------  --------------  --------------  ---------------


NET REALIZED AND UNREALIZED GAINS
  (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
     Proceeds from sales                             31,510,819       110,418,284      13,004,377     141,280,423       35,946,927
     Cost of investments sold                        32,034,860       113,042,922      17,543,157     145,217,940       45,517,904
                                                  --------------  ----------------  --------------  --------------  ---------------

         Realized gains (losses) on fund shares        (524,041)       (2,624,638)     (4,538,780)     (3,937,517)      (9,570,977)

Realized gain distributions                             169,637         2,802,725       5,909,887               -          109,684
                                                  --------------  ----------------  --------------  --------------  ---------------

         Net realized gains (losses)                   (354,404)          178,087       1,371,107      (3,937,517)      (9,461,293)

Change in unrealized gains (losses)                  (1,201,540)       (6,166,679)     (8,350,434)      3,365,880       (7,599,027)
                                                  --------------  ----------------  --------------  --------------  ---------------

         Net realized and unrealized gains
         (losses) on investments                     (1,555,944)       (5,988,592)     (6,979,327)       (571,637)     (17,060,320)
                                                  --------------  ----------------  --------------  --------------  ---------------


INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS                                    $ (1,627,920)   $   (6,395,975)   $ (7,433,275)   $   (844,354)   $ (18,355,849)
                                                  ==============  ================  ==============  ==============  ===============




See notes to financial statements.

NORTHBROOK VARIABLE ANNUITY ACCOUNT II

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31,  2001
--------------------------------------------------------------------------------

                                                                                                                       Van Kampen
                                                                                                       Van Kampen         Life
                                                                                                          Life         Investment
                                                                                                       Investment         Trust
                                                               The Universal Institutional                Trust         (Class II)
                                                                 Funds, Inc. Sub-Accounts              Sub-Account     Sub-Account
                                                       --------------------------------------------  --------------  --------------

                                                                                                                      Lit Emerging
                                                        International     Mid Cap       U.S. Real     Lit Emerging       Growth
                                                            Magnum         Value          Estate         Growth      (Class II) (a)
                                                       --------------  -------------  -------------  --------------  --------------
NET INVESTMENT INCOME (LOSS)
Dividends                                               $    103,521    $         -    $ 1,000,282    $          -    $          -
Charges from Northbrook Life Insurance Company:
     Mortality and expense risk                             (283,414)      (463,915)      (291,287)     (2,812,299)        (85,921)
     Administrative expense                                  (20,143)       (31,576)       (20,658)       (200,088)         (5,226)
                                                       --------------  -------------  -------------  --------------  --------------

         Net investment income (loss)                       (200,036)      (495,491)       688,337      (3,012,387)        (91,147)
                                                       --------------  -------------  -------------  --------------  --------------


NET REALIZED AND UNREALIZED GAINS
  (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
     Proceeds from sales                                  70,015,200     44,399,515     70,957,491     147,232,356         946,997
     Cost of investments sold                             71,335,753     45,081,481     69,951,498     192,771,866       1,020,787
                                                       --------------  -------------  -------------  --------------  --------------

         Realized gains (losses) on fund shares           (1,320,553)      (681,966)     1,005,993     (45,539,510)        (73,790)

Realized gain distributions                                        -         35,791        178,077         224,992               -
                                                       --------------  -------------  -------------  --------------  --------------

         Net realized gains (losses)                      (1,320,553)      (646,175)     1,184,070     (45,314,518)        (73,790)

Change in unrealized gains (losses)                       (2,439,411)     1,311,149       (219,723)    (41,940,418)       (542,821)
                                                       --------------  -------------  -------------  --------------  --------------

         Net realized and unrealized gains
         (losses) on investments                          (3,759,964)       664,974        964,347     (87,254,936)       (616,611)
                                                       --------------  -------------  -------------  --------------  --------------

INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS                                         $ (3,960,000)   $   169,483    $ 1,652,684    $(90,267,323)   $   (707,758)
                                                       ==============  =============  =============  ==============  ==============



(a) For the Period Beginning May 17, 2001 and Ended December 31, 2001


See notes to financial statements.

NORTHBROOK VARIABLE ANNUITY ACCOUNT II

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------

                                                          Morgan Stanley Variable Investment Series Sub-Accounts
                                         ------------------------------------------------------------------------------------------


                                                                                                           Competitive Edge,
                                               Aggressive Equity               Capital Growth                 "Best Ideas"
                                         ----------------------------- ------------------------------ -----------------------------


                                              2001           2000           2001            2000           2001           2000
                                         -------------- -------------- -------------- --------------- -------------- --------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)              $   (965,812)  $ (1,581,613)  $ (1,021,056)  $  (2,397,798)  $   (399,752)  $   (749,124)
Net realized gains (losses)                (13,646,203)       387,151      2,245,875      34,459,492     (2,442,893)       789,554
Change in unrealized gains (losses)        (22,452,756)   (11,134,118)   (44,024,208)    (32,870,081)   (12,400,121)   (14,724,894)
                                         -------------- -------------- -------------- --------------- -------------- --------------

Increase (decrease) in net assets
     from operations                       (37,064,771)   (12,328,580)   (42,799,389)       (808,387)   (15,242,766)   (14,684,464)
                                         -------------- -------------- -------------- --------------- -------------- --------------

INCREASE (DECREASE) IN NET ASSETS
FROM CAPITAL TRANSACTIONS
Deposits                                     2,107,201     37,028,311        885,219      13,443,564        493,686     12,414,281
Benefit payments                              (931,513)      (900,845)    (2,737,272)     (1,969,294)    (1,233,248)      (532,011)
Payments on termination                     (8,498,598)    (6,715,026)   (13,342,050)    (18,795,015)    (4,928,229)    (4,806,290)
Contract maintenance charge                    (24,296)       (56,112)       (21,339)        (65,736)       (12,466)       (28,565)
Transfers among the sub-accounts
     and with the Fixed Account - net      (22,572,035)    78,737,903    (15,052,699)     18,365,722     (7,422,665)    14,339,473
                                         -------------- -------------- -------------- --------------- -------------- --------------

Increase (decrease) in net assets
     from capital transactions             (29,919,241)   108,094,231    (30,268,141)     10,979,241    (13,102,922)    21,386,888
                                         -------------- -------------- -------------- --------------- -------------- --------------

INCREASE (DECREASE) IN NET ASSETS          (66,984,012)    95,765,651    (73,067,530)     10,170,854    (28,345,688)     6,702,424

NET ASSETS AT BEGINNING OF PERIOD          133,400,374     37,634,723    167,994,999     157,824,145     66,172,996     59,470,572
                                         -------------- -------------- -------------- --------------- -------------- --------------

NET ASSETS AT END OF PERIOD               $ 66,416,362   $133,400,374   $ 94,927,469   $ 167,994,999   $ 37,827,308   $ 66,172,996
                                         ============== ============== ============== =============== ============== ==============


UNITS OUTSTANDING
 Units outstanding at beginning
    of period                                9,575,316      2,601,436      5,684,829       5,101,629      6,699,772      4,893,796
   Units issued                              2,371,785     12,519,507      1,873,419       2,421,653      3,423,248      3,572,110
   Units redeemed                           (5,144,750)    (5,545,627)    (2,931,541)     (1,838,453)    (5,050,027)    (1,766,134)
                                         -------------- -------------- -------------- --------------- -------------- --------------
 Units outstanding at end of period          6,802,351      9,575,316      4,626,707       5,684,829      5,072,993      6,699,772
                                         ============== ============== ============== =============== ============== ==============



See notes to financial statements

NORTHBROOK VARIABLE ANNUITY ACCOUNT II

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------

                                                             Morgan Stanley Variable Investment Series Sub-Accounts
                                                  ----------------------------------------------------------------------------

                                                            Dividend Growth                           Equity
                                                  -----------------------------------   -----------------------------------

                                                        2001                2000               2001               2000
                                                  ----------------   ----------------   ----------------   ----------------
FROM OPERATIONS
Net investment income (loss)                       $    5,525,125     $   10,133,490     $  (10,303,780)    $  (14,999,759)
Net realized gains (losses)                            92,202,045        539,382,896        173,704,754        334,815,706
Change in unrealized gains (losses)                  (188,770,326)      (532,890,671)      (615,025,686)      (594,936,907)
                                                  ----------------   ----------------   ----------------   ----------------


Change in net assets resulting
  from operations                                     (91,043,156)        16,625,715       (451,624,712)      (275,120,960)
                                                  ----------------   ----------------   ----------------   ----------------

INCREASE (DECREASE) IN NET ASSETS
FROM CAPITAL TRANSACTIONS
Deposits                                                7,607,425         39,845,901          5,914,512        100,705,202
Benefit payments                                      (26,351,707)       (22,382,755)       (21,055,042)       (18,537,524)
Payments on termination                              (141,486,770)      (175,477,715)      (119,016,112)      (168,025,629)
Contract maintenance charge                              (351,751)          (630,181)          (217,948)          (661,389)
Transfers among the sub-accounts
     and with the Fixed Account - net                 (20,276,354)      (305,079,362)      (149,088,835)       121,184,474
                                                  ----------------   ----------------   ----------------   ----------------

Change in net assets resulting
     from capital transactions                       (180,859,157)      (463,724,112)      (283,463,425)        34,665,134
                                                  ----------------   ----------------   ----------------   ----------------

INCREASE (DECREASE) IN NET ASSETS                    (271,902,313)      (447,098,397)      (735,088,137)      (240,455,826)

NET ASSETS AT BEGINNING OF PERIOD                   1,445,712,881      1,892,811,278      1,677,586,706      1,918,042,532
                                                  ----------------   ----------------   ----------------   ----------------

NET ASSETS AT END OF PERIOD                        $1,173,810,568     $1,445,712,881     $  942,498,569     $1,677,586,706
                                                  ================   ================   ================   ================


UNITS OUTSTANDING
 Units outstanding at beginning
  of period                                            41,746,177         54,621,269         28,003,922         25,430,662
   Units issued                                         7,642,417          8,221,067          5,040,743          9,069,570
   Units redeemed                                     (11,671,336)       (21,096,159)        (9,325,871)        (6,496,310)
                                                  ----------------   ----------------   ----------------   ----------------
 Units outstanding at end of period                    37,717,258         41,746,177         23,718,794         28,003,922
                                                  ================   ================   ================   ================


                                                                Morgan Stanley Variable
                                                             Investment Series Sub-Accounts
                                                            ---------------------------------

                                                                     European Growth
                                                            ---------------------------------

                                                                  2001              2000
                                                            ---------------   ---------------
FROM OPERATIONS
Net investment income (loss)                                 $    (838,198)    $  (4,222,510)
Net realized gains (losses)                                     18,889,088       121,874,225
Change in unrealized gains (losses)                           (102,918,217)     (149,231,476)
                                                            ---------------   ---------------


Change in net assets resulting
  from operations                                              (84,867,327)      (31,579,761)
                                                            ---------------   ---------------

INCREASE (DECREASE) IN NET ASSETS
FROM CAPITAL TRANSACTIONS
Deposits                                                         1,270,031        24,846,114
Benefit payments                                                (6,430,912)       (5,830,479)
Payments on termination                                        (37,665,104)      (54,836,408)
Contract maintenance charge                                        (69,797)         (190,290)
Transfers among the sub-accounts
     and with the Fixed Account - net                          (50,608,981)        2,444,524
                                                            ---------------   ---------------

Change in net assets resulting
     from capital transactions                                 (93,504,763)      (33,566,539)
                                                            ---------------   ---------------

INCREASE (DECREASE) IN NET ASSETS                             (178,372,090)      (65,146,300)

NET ASSETS AT BEGINNING OF PERIOD                              470,661,784       535,808,084
                                                            ---------------   ---------------

NET ASSETS AT END OF PERIOD                                  $ 292,289,694     $ 470,661,784
                                                            ===============   ===============


UNITS OUTSTANDING
 Units outstanding at beginning
  of period                                                     12,679,136        12,634,372
   Units issued                                                 10,608,529        10,148,705
   Units redeemed                                              (13,054,812)      (10,103,941)
                                                            ---------------   ---------------
 Units outstanding at end of period                             10,232,853        12,679,136
                                                            ===============   ===============



See notes to financial statements

NORTHBROOK VARIABLE ANNUITY ACCOUNT II

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------

                                                        Morgan Stanley Variable Investment Series Sub-Accounts
                                        ------------------------------------------------------------------------------------------

                                            Global Dividend Growth               High Yield                   Income Builder
                                        ------------------------------ ------------------------------ ----------------------------

                                             2001           2000            2001           2000            2001          2000
                                        -------------- --------------- -------------- --------------- ------------- --------------
FROM OPERATIONS
Net investment income (loss)             $  4,028,579   $  (2,821,471)  $ 14,748,943   $  31,996,217   $ 1,876,278   $  2,394,071
Net realized gains (losses)                  (927,276)     38,005,100    (72,542,999)    (49,030,625)     (590,153)    (1,282,412)
Change in unrealized gains (losses)       (28,611,193)    (57,816,199)    20,930,004     (47,984,362)   (1,096,051)    (2,694,441)
                                        -------------- --------------- -------------- --------------- ------------- --------------

Change in net assets resulting
  from operations                         (25,509,890)    (22,632,570)   (36,864,052)    (65,018,770)      190,074     (1,582,782)
                                        -------------- --------------- -------------- --------------- ------------- --------------

INCREASE (DECREASE) IN NET ASSETS
FROM CAPITAL TRANSACTIONS
Deposits                                    1,255,912       6,820,575      1,043,201       5,088,118       783,806      1,613,246
Benefit payments                           (6,626,092)     (4,968,693)    (2,227,506)     (4,283,015)   (1,242,933)      (968,748)
Payments on termination                   (33,293,056)    (42,189,879)   (13,116,725)    (30,396,806)   (5,792,750)    (5,576,539)
Contract maintenance charge                   (78,035)       (153,681)       (28,236)        (63,055)      (16,253)       (24,523)
Transfers among the sub-accounts
     and with the Fixed Account - net     (18,981,822)    (62,748,030)    (8,089,181)    (45,613,045)    9,385,918    (14,824,705)
                                        -------------- --------------- -------------- --------------- ------------- --------------

Change in net assets resulting
     from capital transactions            (57,723,093)   (103,239,708)   (22,418,447)    (75,267,803)    3,117,788    (19,781,269)
                                        -------------- --------------- -------------- --------------- ------------- --------------

INCREASE (DECREASE) IN NET ASSETS         (83,232,983)   (125,872,278)   (59,282,499)   (140,286,573)    3,307,862    (21,364,051)

NET ASSETS AT BEGINNING OF PERIOD         349,693,119     475,565,397    118,397,370     258,683,943    56,815,769     78,179,820
                                        -------------- --------------- -------------- --------------- ------------- --------------

NET ASSETS AT END OF PERIOD              $266,460,136   $ 349,693,119   $ 59,114,871   $ 118,397,370   $60,123,631   $ 56,815,769
                                        ============== =============== ============== =============== ============= ==============


UNITS OUTSTANDING
 Units outstanding at beginning
  of period                                19,273,572      24,912,995      7,664,736      11,024,738     4,466,937      6,052,748
   Units issued                             3,135,308       2,771,536      4,103,739       2,363,606     2,770,595      1,010,620
   Units redeemed                          (6,275,647)     (8,410,959)    (5,763,540)     (5,723,608)   (2,522,699)    (2,596,431)
                                        -------------- --------------- -------------- --------------- ------------- --------------
 Units outstanding at end of period        16,133,233      19,273,572      6,004,935       7,664,736     4,714,833      4,466,937
                                        ============== =============== ============== =============== ============= ==============





See notes to financial statements

NORTHBROOK VARIABLE ANNUITY ACCOUNT II

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------

                                                         Morgan Stanley Variable Investment Series Sub-Accounts
                                           ----------------------------------------------------------------------------------------

                                                   Information                 Money Market                   Pacific Growth
                                           -------------------------- ------------------------------- -----------------------------

                                               2001        2000 (b)         2001            2000           2001           2000
                                           ------------- ------------ --------------- --------------- -------------- --------------
FROM OPERATIONS
Net investment income (loss)                $   (47,273)  $   (3,276)  $   9,345,890   $  15,583,814   $    185,485   $     88,849
Net realized gains (losses)                  (2,018,738)     (14,800)              -               -    (15,033,154)    (4,721,991)
Change in unrealized gains (losses)            (408,856)    (160,451)              -               -      3,976,228    (25,754,810)
                                           ------------- ------------ --------------- --------------- -------------- --------------

Change in net assets resulting
  from operations                            (2,474,867)    (178,527)      9,345,890      15,583,814    (10,871,441)   (30,387,952)
                                           ------------- ------------ --------------- --------------- -------------- --------------

INCREASE (DECREASE) IN NET ASSETS
FROM CAPITAL TRANSACTIONS
Deposits                                        804,811    1,097,092      11,573,609      47,872,330        232,441      6,138,915
Benefit payments                                (26,317)           -     (15,107,122)    (15,333,949)      (753,036)      (779,687)
Payments on termination                        (325,871)        (125)   (105,922,924)   (100,926,101)    (4,781,016)    (8,242,631)
Contract maintenance charge                        (862)        (595)        (69,893)       (109,981)       (12,609)       (28,669)
Transfers among the sub-accounts
     and with the Fixed Account - net         3,850,342    1,600,612     190,530,214     (17,688,547)   (12,313,581)   (14,475,423)
                                           ------------- ------------ --------------- --------------- -------------- --------------

Change in net assets resulting
     from capital transactions                4,302,103    2,696,984      81,003,884     (86,186,248)   (17,627,801)   (17,387,495)
                                           ------------- ------------ --------------- --------------- -------------- --------------

INCREASE (DECREASE) IN NET ASSETS             1,827,236    2,518,457      90,349,774     (70,602,434)   (28,499,242)   (47,775,447)

NET ASSETS AT BEGINNING OF PERIOD             2,518,457            -     329,004,830     399,607,264     58,401,113    106,176,560
                                           ------------- ------------ --------------- --------------- -------------- --------------

NET ASSETS AT END OF PERIOD                 $ 4,345,693   $2,518,457   $ 419,354,604   $ 329,004,830   $ 29,901,871   $ 58,401,113
                                           ============= ============ =============== =============== ============== ==============


UNITS OUTSTANDING
 Units outstanding at beginning
  of period                                     271,097            -      23,740,229      29,968,046      9,945,463     11,989,810
   Units issued                               6,024,797      306,866     159,531,277     124,837,673    116,295,697     62,061,623
   Units redeemed                            (5,465,478)     (35,769)   (153,608,788)   (131,065,490)  (119,202,892)   (64,105,970)
                                           ------------- ------------ --------------- --------------- -------------- --------------
 Units outstanding at end of period             830,416      271,097      29,662,718      23,740,229      7,038,268      9,945,463
                                           ============= ============ =============== =============== ============== ==============


(b) For the Period Beginning November 6, 2000 and Ended December 31, 2000



See notes to financial statements

NORTHBROOK VARIABLE ANNUITY ACCOUNT II

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------

                                                             Morgan Stanley Variable Investment Series Sub-Accounts
                                             --------------------------------------------------------------------------------------

                                                  Quality Income Plus              S&P 500 Index               Short-Term Bond
                                             ----------------------------- ----------------------------- --------------------------

                                                  2001           2000           2001           2000           2001         2000
                                             -------------- -------------- -------------- -------------- ------------- ------------
FROM OPERATIONS
Net investment income (loss)                  $ 18,025,550   $ 20,697,830   $   (941,007)  $ (1,881,392)  $   442,120   $  179,078
Net realized gains (losses)                       (473,710)    (8,776,040)    (5,429,059)     2,868,493        69,228        2,408
Change in unrealized gains (losses)             12,514,067     21,690,015    (20,957,287)   (23,889,850)      156,599       44,678
                                             -------------- -------------- -------------- -------------- ------------- ------------

Change in net assets resulting
  from operations                               30,065,907     33,611,805    (27,327,353)   (22,902,749)      667,947      226,164
                                             -------------- -------------- -------------- -------------- ------------- ------------

INCREASE (DECREASE) IN NET ASSETS
FROM CAPITAL TRANSACTIONS
Deposits                                         4,939,358      7,876,912      4,234,143     29,138,284       827,840    1,300,140
Benefit payments                               (11,094,314)    (9,709,897)    (2,936,618)    (2,917,283)     (111,472)    (168,784)
Payments on termination                        (46,772,728)   (50,375,262)   (17,240,687)   (17,084,143)   (1,670,501)    (448,343)
Contract maintenance charge                        (87,841)      (154,638)       (41,424)       (79,072)       (3,732)      (2,476)
Transfers among the sub-accounts
     and with the Fixed Account - net           68,925,710    (26,207,240)       122,501     36,340,948    18,679,806    2,278,206
                                             -------------- -------------- -------------- -------------- ------------- ------------

Change in net assets resulting
     from capital transactions                  15,910,185    (78,570,125)   (15,862,085)    45,398,734    17,721,941    2,958,743
                                             -------------- -------------- -------------- -------------- ------------- ------------

INCREASE (DECREASE) IN NET ASSETS               45,976,092    (44,958,320)   (43,189,438)    22,495,985    18,389,888    3,184,907

NET ASSETS AT BEGINNING OF PERIOD              369,052,337    414,010,657    199,783,875    177,287,890     6,320,376    3,135,469
                                             -------------- -------------- -------------- -------------- ------------- ------------

NET ASSETS AT END OF PERIOD                   $415,028,429   $369,052,337   $156,594,437   $199,783,875   $24,710,264   $6,320,376
                                             ============== ============== ============== ============== ============= ============


UNITS OUTSTANDING
 Units outstanding at beginning
  of period                                     19,220,868     23,143,001     17,090,755     13,501,566       602,331      311,741
   Units issued                                  9,500,211      4,689,882      5,147,175      8,539,280     3,588,911      787,481
   Units redeemed                               (8,183,520)    (8,612,015)    (6,695,896)    (4,950,091)   (1,951,098)    (496,891)
                                             -------------- -------------- -------------- -------------- ------------- ------------
 Units outstanding at end of period             20,537,559     19,220,868     15,542,034     17,090,755     2,240,144      602,331
                                             ============== ============== ============== ============== ============= ============




See notes to financial statements

NORTHBROOK VARIABLE ANNUITY ACCOUNT II

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------

                                                                                                              Morgan Stanley
                                                                                                            Variable Investment
                                                                                                          Series (Class Y Shares)
                                           Morgan Stanley Variable Investment Series Sub-Accounts              Sub-Accounts
                                        --------------------------------------------------------------- ---------------------------

                                                  Strategist                       Utilities                 Aggressive Equity
                                        ------------------------------- ------------------------------- ---------------------------

                                             2001            2000            2001            2000           2001        2000 (c)
                                        --------------- --------------- --------------- --------------- ------------- -------------
FROM OPERATIONS
Net investment income (loss)             $   6,031,139   $   8,251,101   $   3,152,996   $   4,052,378   $  (210,437)  $   (61,967)
Net realized gains (losses)                 23,142,607      94,961,684      34,853,053      57,634,352      (900,463)        3,399
Change in unrealized gains (losses)       (100,075,099)   (101,361,897)   (161,250,524)    (53,017,599)   (4,152,238)     (901,195)
                                        --------------- --------------- --------------- --------------- ------------- -------------

Change in net assets resulting
  from operations                          (70,901,353)      1,850,888    (123,244,475)      8,669,131    (5,263,138)     (959,763)
                                        --------------- --------------- --------------- --------------- ------------- -------------

INCREASE (DECREASE) IN NET ASSETS
FROM CAPITAL TRANSACTIONS
Deposits                                     3,631,326      27,377,665       2,076,106      18,520,186    11,324,530    13,046,167
Benefit payments                           (10,302,665)     (9,554,700)     (9,695,104)     (8,048,701)     (304,310)      (51,889)
Payments on termination                    (56,354,072)    (67,256,375)    (44,646,795)    (55,510,014)     (462,426)      (57,611)
Contract maintenance charge                    (98,200)       (250,462)        (76,336)       (212,176)       (2,109)       (2,890)
Transfers among the sub-accounts
     and with the Fixed Account - net      (25,435,303)     28,655,668     (28,984,727)     11,594,071      (111,224)    1,373,681
                                        --------------- --------------- --------------- --------------- ------------- -------------

Change in net assets resulting
     from capital transactions             (88,558,914)    (21,028,204)    (81,326,856)    (33,656,634)   10,444,461    14,307,458
                                        --------------- --------------- --------------- --------------- ------------- -------------

INCREASE (DECREASE) IN NET ASSETS         (159,460,267)    (19,177,316)   (204,571,331)    (24,987,503)    5,181,323    13,347,695

NET ASSETS AT BEGINNING OF PERIOD          632,970,571     652,147,887     506,370,432     531,357,935    13,347,695             -
                                        --------------- --------------- --------------- --------------- ------------- -------------

NET ASSETS AT END OF PERIOD              $ 473,510,304   $ 632,970,571   $ 301,799,101   $ 506,370,432   $18,529,018   $13,347,695
                                        =============== =============== =============== =============== ============= =============


UNITS OUTSTANDING
 Units outstanding at beginning
  of period                                 21,840,204      21,267,771      16,364,971      16,449,057     1,383,746             -
   Units issued                              4,104,055       5,521,468       3,556,444       4,054,132     1,982,988     1,448,277
   Units redeemed                           (6,376,316)     (4,949,035)     (5,887,145)     (4,138,218)     (654,888)      (64,531)
                                        --------------- --------------- --------------- --------------- ------------- -------------
 Units outstanding at end of period         19,567,943      21,840,204      14,034,270      16,364,971     2,711,846     1,383,746
                                        =============== =============== =============== =============== ============= =============

(c) For the Period Beginning May 1, 2000 and Ended December 31, 2000



See notes to financial statements

NORTHBROOK VARIABLE ANNUITY ACCOUNT II

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------

                                                   Morgan Stanley Variable Investment Series (Class Y Shares) Sub-Accounts
                                            --------------------------------------------------------------------------------------

                                                                              Competitive Edge,
                                                  Capital Growth                 "Best Ideas"               Dividend Growth
                                            ---------------------------  ---------------------------  ----------------------------

                                                 2001        2000 (c)        2001         2000 (c)        2001          2000 (c)
                                            -------------  ------------  -------------  ------------  -------------  -------------
FROM OPERATIONS
Net investment income (loss)                 $   (68,065)   $  (62,730)   $   (54,062)   $  (20,710)   $    99,170    $    52,178
Net realized gains (losses)                      131,026        80,864         81,167        (8,768)       193,463        307,875
Change in unrealized gains (losses)           (1,504,764)     (138,786)    (1,541,758)     (567,300)    (3,121,642)     1,016,373
                                            -------------  ------------  -------------  ------------  -------------  -------------

Change in net assets resulting
  from operations                             (1,441,803)     (120,652)    (1,514,653)     (596,778)    (2,829,009)     1,376,426
                                            -------------  ------------  -------------  ------------  -------------  -------------

INCREASE (DECREASE) IN NET ASSETS
FROM CAPITAL TRANSACTIONS
Deposits                                       6,256,469     1,840,288      2,988,492     5,131,055     44,517,215     17,370,177
Benefit payments                                       -        (7,387)      (161,876)      (11,615)      (757,264)       (11,393)
Payments on termination                         (271,538)      (35,472)      (238,905)      (10,508)    (1,197,030)      (110,205)
Contract maintenance charge                         (171)         (763)          (240)       (1,010)           546         (4,132)
Transfers among the sub-accounts
     and with the Fixed Account - net         (1,597,050)    1,850,273        116,654       153,878        185,138        461,836
                                            -------------  ------------  -------------  ------------  -------------  -------------

Change in net assets resulting
     from capital transactions                 4,387,710     3,646,939      2,704,125     5,261,800     42,748,605     17,706,283
                                            -------------  ------------  -------------  ------------  -------------  -------------

INCREASE (DECREASE) IN NET ASSETS              2,945,907     3,526,287      1,189,472     4,665,022     39,919,596     19,082,709

NET ASSETS AT BEGINNING OF PERIOD              3,526,287             -      4,665,022             -     19,082,709              -
                                            -------------  ------------  -------------  ------------  -------------  -------------

NET ASSETS AT END OF PERIOD                  $ 6,472,194    $3,526,287    $ 5,854,494    $4,665,022    $59,002,305    $19,082,709
                                            =============  ============  =============  ============  =============  =============


UNITS OUTSTANDING
 Units outstanding at beginning
  of period                                      364,488             -        555,055             -      1,788,587              -
   Units issued                                  692,780       379,582        515,427       584,648      5,291,977      1,858,396
   Units redeemed                               (138,185)      (15,094)      (153,685)      (29,593)    (1,110,578)       (69,809)
                                            -------------  ------------  -------------  ------------  -------------  -------------
 Units outstanding at end of period              919,083       364,488        916,797       555,055      5,969,986      1,788,587
                                            =============  ============  =============  ============  =============  =============


(c) For the Period Beginning May 1, 2000 and Ended December 31, 2000



See notes to financial statements

NORTHBROOK VARIABLE ANNUITY ACCOUNT II

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------

                                                 Morgan Stanley Variable Investment Series (Class Y Shares) Sub-Accounts
                                         ----------------------------------------------------------------------------------------

                                                     Equity                    European Growth           Global Dividend Growth
                                         -----------------------------  ----------------------------  ---------------------------

                                              2001          2000 (c)         2001         2000 (c)         2001         2000 (c)
                                         --------------  -------------  -------------  -------------  -------------  ------------
FROM OPERATIONS
Net investment income (loss)              $   (578,527)   $   (24,207)   $   (78,303)   $   (44,423)   $    61,968    $   (9,494)
Net realized gains (losses)                  8,207,403        447,101      2,476,793         88,720         10,553        19,508
Change in unrealized gains (losses)        (20,034,944)    (2,722,264)    (5,007,923)      (246,794)      (393,166)       73,356
                                         --------------  -------------  -------------  -------------  -------------  ------------

Change in net assets resulting
  from operations                          (12,406,068)    (2,299,370)    (2,609,433)      (202,497)      (320,645)       83,370
                                         --------------  -------------  -------------  -------------  -------------  ------------

INCREASE (DECREASE) IN NET ASSETS
FROM CAPITAL TRANSACTIONS
Deposits                                    40,593,357     31,964,349     13,426,870     10,744,322      7,838,484     2,118,591
Benefit payments                              (762,856)       (37,877)      (186,331)       (68,776)       (92,960)            -
Payments on termination                     (2,185,708)      (193,229)      (886,861)       (74,892)      (398,453)      (27,365)
Contract maintenance charge                     (1,863)        (6,897)          (803)        (2,288)            42          (479)
Transfers among the sub-accounts
     and with the Fixed Account - net        3,503,119      2,430,841        228,293        173,340      1,119,958        36,588
                                         --------------  -------------  -------------  -------------  -------------  ------------

Change in net assets resulting
     from capital transactions              41,146,049     34,157,187     12,581,168     10,771,706      8,467,071     2,127,335
                                         --------------  -------------  -------------  -------------  -------------  ------------

INCREASE (DECREASE) IN NET ASSETS           28,739,981     31,857,817      9,971,735     10,569,209      8,146,426     2,210,705

NET ASSETS AT BEGINNING OF PERIOD           31,857,817              -     10,569,209              -      2,210,705             -
                                         --------------  -------------  -------------  -------------  -------------  ------------

NET ASSETS AT END OF PERIOD               $ 60,597,798    $31,857,817    $20,540,944    $10,569,209    $10,357,131    $2,210,705
                                         ==============  =============  =============  =============  =============  ============


UNITS OUTSTANDING
 Units outstanding at beginning
  of period                                  3,353,484              -      1,150,046              -        222,737             -
   Units issued                              7,126,523      3,473,718      7,046,571      1,260,761      1,066,724       234,838
   Units redeemed                           (1,677,271)      (120,234)    (5,466,312)      (110,715)      (162,936)      (12,101)
                                         --------------  -------------  -------------  -------------  -------------  ------------
 Units outstanding at end of period          8,802,736      3,353,484      2,730,305      1,150,046      1,126,525       222,737
                                         ==============  =============  =============  =============  =============  ============


(c) For the Period Beginning May 1, 2000 and Ended December 31, 2000



See notes to financial statements

NORTHBROOK VARIABLE ANNUITY ACCOUNT II

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------

                                                       Morgan Stanley Variable Investment Series (Class Y Shares) Sub-Accounts
                                                 ----------------------------------------------------------------------------------

                                                         High Yield                Income Builder              Information
                                                 ---------------------------  ------------------------  ---------------------------

                                                      2001         2000 (c)       2001       2000 (c)        2001        2000 (c)
                                                 -------------  ------------  ------------  ----------  -------------  ------------
FROM OPERATIONS
Net investment income (loss)                      $   803,519    $  169,524    $  130,040    $ 14,866    $   (71,360)   $   (2,841)
Net realized gains (losses)                          (629,010)      (40,614)      (39,049)       (937)      (383,135)            8
Change in unrealized gains (losses)                (2,264,080)     (737,879)     (198,790)      2,663     (1,620,830)     (109,760)
                                                 -------------  ------------  ------------  ----------  -------------  ------------


Change in net assets resulting
  from operations                                  (2,089,571)     (608,969)     (107,799)     16,592     (2,075,325)     (112,593)
                                                 -------------  ------------  ------------  ----------  -------------  ------------

INCREASE (DECREASE) IN NET ASSETS
FROM CAPITAL TRANSACTIONS
Deposits                                            6,530,498     2,468,796     5,610,188     914,037      6,931,932     2,037,542
Benefit payments                                     (225,479)            -        (3,452)          -       (196,021)            -
Payments on termination                              (156,237)       (9,079)      (91,672)     (2,112)      (176,872)       (1,735)
Contract maintenance charge                               (10)         (421)         (158)       (209)           (29)         (415)
Transfers among the sub-accounts
     and with the Fixed Account - net                  85,872        92,135       728,253      36,204        957,649        (8,210)
                                                 -------------  ------------  ------------  ----------  -------------  ------------

Change in net assets resulting
     from capital transactions                      6,234,644     2,551,431     6,243,159     947,920      7,516,659     2,027,182
                                                 -------------  ------------  ------------  ----------  -------------  ------------

INCREASE (DECREASE) IN NET ASSETS                   4,145,073     1,942,462     6,135,360     964,512      5,441,334     1,914,589

NET ASSETS AT BEGINNING OF PERIOD                   1,942,462             -       964,512           -      1,914,589             -
                                                 -------------  ------------  ------------  ----------  -------------  ------------

NET ASSETS AT END OF PERIOD                       $ 6,087,535    $1,942,462    $7,099,872    $964,512    $ 7,355,923    $1,914,589
                                                 =============  ============  ============  ==========  =============  ============


UNITS OUTSTANDING
 Units outstanding at beginning of period             279,829             -        96,269           -        206,139             -
   Units issued                                     1,360,797       312,694       712,982     104,339      1,507,758       209,148
   Units redeemed                                    (359,649)      (32,865)     (100,092)     (8,070)      (335,880)       (3,009)
                                                 -------------  ------------  ------------  ----------  -------------  ------------
 Units outstanding at end of period                 1,280,977       279,829       709,159      96,269      1,378,017       206,139
                                                 =============  ============  ============  ==========  =============  ============


(c) For the Period Beginning May 1, 2000 and Ended December 31, 2000




See notes to financial statements

NORTHBROOK VARIABLE ANNUITY ACCOUNT II

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------

                                                   Morgan Stanley Variable Investment Series (Class Y Shares) Sub-Accounts
                                           --------------------------------------------------------------------------------------

                                                   Money Market                 Pacific Growth            Quality Income Plus
                                           -----------------------------  --------------------------  ---------------------------

                                                2001          2000 (c)        2001         2000 (c)       2001         2000 (c)
                                           --------------  -------------  -------------  -----------  -------------  ------------
FROM OPERATIONS
Net investment income (loss)                $    795,061    $   132,280    $    17,397    $  (3,834)   $ 1,129,372    $   65,677
Net realized gains (losses)                            -              -        358,765       (5,163)        46,265         2,019
Change in unrealized gains (losses)                    -              -       (154,721)    (197,092)       458,324        92,385
                                           --------------  -------------  -------------  -----------  -------------  ------------

Change in net assets resulting
  from operations                                795,061        132,280        221,441     (206,089)     1,633,961       160,081
                                           --------------  -------------  -------------  -----------  -------------  ------------

INCREASE (DECREASE) IN NET ASSETS
FROM CAPITAL TRANSACTIONS
Deposits                                      75,326,969     20,255,548      1,815,801      921,823     36,939,348     4,616,633
Benefit payments                                (397,110)             -        (48,605)           -       (233,819)            -
Payments on termination                       (3,386,711)      (225,866)       (98,393)        (359)    (1,177,477)      (18,951)
Contract maintenance charge                         (475)        (2,990)           (57)        (158)        (1,020)       (1,120)
Transfers among the sub-accounts
     and with the Fixed Account - net         11,069,346     (6,349,118)      (990,026)      13,520     10,592,889       416,325
                                           --------------  -------------  -------------  -----------  -------------  ------------

Change in net assets resulting
     from capital transactions                82,612,019     13,677,574        678,720      934,826     46,119,921     5,012,887
                                           --------------  -------------  -------------  -----------  -------------  ------------

INCREASE (DECREASE) IN NET ASSETS             83,407,080     13,809,854        900,161      728,737     47,753,882     5,172,968

NET ASSETS AT BEGINNING OF PERIOD             13,809,854              -        728,737            -      5,172,968             -
                                           --------------  -------------  -------------  -----------  -------------  ------------

NET ASSETS AT END OF PERIOD                 $ 97,216,934    $13,809,854    $ 1,628,898    $ 728,737    $52,926,850    $5,172,968
                                           ==============  =============  =============  ===========  =============  ============


UNITS OUTSTANDING
 Units outstanding at beginning
  of period                                    1,348,029              -        100,012            -        482,561             -
   Units issued                               25,827,584      2,292,915      8,171,326      103,862      4,757,929       496,413
   Units redeemed                            (17,806,873)      (944,886)    (7,978,127)      (3,850)      (603,608)      (13,852)
                                           --------------  -------------  -------------  -----------  -------------  ------------
 Units outstanding at end of period            9,368,740      1,348,029        293,211      100,012      4,636,882       482,561
                                           ==============  =============  =============  ===========  =============  ============


(c) For the Period Beginning May 1, 2000 and Ended December 31, 2000




See notes to financial statements

NORTHBROOK VARIABLE ANNUITY ACCOUNT II

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------

                                                  Morgan Stanley Variable Investment Series (Class Y Shares) Sub-Accounts
                                          ---------------------------------------------------------------------------------------

                                                 S&P 500 Index                Short-Term Bond                Strategist
                                          ----------------------------  ---------------------------  ----------------------------

                                               2001         2000 (c)         2001        2000 (c)        2001          2000 (c)
                                          -------------  -------------  -------------  ------------  -------------  -------------
FROM OPERATIONS
Net investment income (loss)               $  (203,323)   $   (53,514)   $   245,787    $   13,440    $   321,285    $   156,284
Net realized gains (losses)                   (445,814)        (5,201)        23,071           234        648,063        171,173
Change in unrealized gains (losses)         (2,662,893)    (1,094,586)       137,525         1,462     (4,611,997)      (773,273)
                                          -------------  -------------  -------------  ------------  -------------  -------------

Change in net assets resulting
  from operations                           (3,312,030)    (1,153,301)       406,383        15,136     (3,642,649)      (445,816)
                                          -------------  -------------  -------------  ------------  -------------  -------------

INCREASE (DECREASE) IN NET ASSETS
FROM CAPITAL TRANSACTIONS
Deposits                                    32,700,877     13,059,493     16,333,039     1,236,517     30,873,411     22,556,091
Benefit payments                              (349,545)       (72,473)      (274,167)            -       (669,235)        (7,531)
Payments on termination                     (1,169,872)       (76,724)      (283,408)       (3,902)    (1,401,990)       (87,319)
Contract maintenance charge                     (1,865)        (2,755)           (81)         (310)            31         (5,054)
Transfers among the sub-accounts
     and with the Fixed Account - net        4,958,183        972,260      4,732,155       182,242     (1,711,094)     1,333,694
                                          -------------  -------------  -------------  ------------  -------------  -------------

Change in net assets resulting
     from capital transactions              36,137,778     13,879,801     20,507,538     1,414,547     27,091,123     23,789,881
                                          -------------  -------------  -------------  ------------  -------------  -------------

INCREASE (DECREASE) IN NET ASSETS           32,825,748     12,726,500     20,913,921     1,429,683     23,448,474     23,344,065

NET ASSETS AT BEGINNING OF PERIOD           12,726,500              -      1,429,683             -     23,344,065              -
                                          -------------  -------------  -------------  ------------  -------------  -------------

NET ASSETS AT END OF PERIOD                $45,552,248    $12,726,500    $22,343,604    $1,429,683    $46,792,539    $23,344,065
                                          =============  =============  =============  ============  =============  =============


UNITS OUTSTANDING
 Units outstanding at beginning
  of period                                  1,422,645              -        139,170             -      2,359,030              -
   Units issued                              5,255,205      1,505,720      2,229,668       142,204      4,304,741      2,433,178
   Units redeemed                             (825,085)       (83,075)      (281,504)       (3,034)    (1,307,289)       (74,148)
                                          -------------  -------------  -------------  ------------  -------------  -------------
 Units outstanding at end of period          5,852,765      1,422,645      2,087,334       139,170      5,356,482      2,359,030
                                          =============  =============  =============  ============  =============  =============


(c) For the Period Beginning May 1, 2000 and Ended December 31, 2000




See notes to financial statements

NORTHBROOK VARIABLE ANNUITY ACCOUNT II

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------

                                                  Morgan Stanley
                                               Variable Investment
                                             Series (Class Y Shares)
                                                   Sub-Accounts                  AIM Variable Insurance Funds Sub-Accounts
                                          ----------------------------  ----------------------------------------------------------

                                                                              AIM V.I. Capital
                                                   Utilities                    Appreciation                 AIM V.I. Growth
                                          ----------------------------  ----------------------------  ----------------------------

                                               2001         2000 (c)         2001         2000 (d)         2001         2000 (d)
                                          -------------  -------------  -------------  -------------  -------------  -------------
FROM OPERATIONS
Net investment income (loss)               $   126,450    $    71,974    $  (254,005)   $   (81,022)   $  (116,917)   $   (49,223)
Net realized gains (losses)                    421,111         47,089     (1,138,265)      (401,925)    (1,489,301)       (53,577)
Change in unrealized gains (losses)         (7,589,144)      (202,629)    (2,653,461)    (2,992,299)    (2,100,990)    (2,257,862)
                                          -------------  -------------  -------------  -------------  -------------  -------------

Change in net assets resulting
  from operations                           (7,041,583)       (83,566)    (4,045,731)    (3,475,246)    (3,707,208)    (2,360,662)
                                          -------------  -------------  -------------  -------------  -------------  -------------

INCREASE (DECREASE) IN NET ASSETS
FROM CAPITAL TRANSACTIONS
Deposits                                    17,972,784     18,280,101     11,283,385      8,831,089      6,148,518      6,951,807
Benefit payments                              (531,753)        (7,416)      (252,462)      (104,263)       (89,676)       (70,239)
Payments on termination                     (1,252,653)       (88,324)      (851,339)      (277,657)      (615,818)      (100,901)
Contract maintenance charge                        514         (4,126)        (2,492)        (4,181)          (960)        (2,311)
Transfers among the sub-accounts
     and with the Fixed Account - net       (4,191,336)       960,476      1,338,219      9,222,222        602,492      4,511,770
                                          -------------  -------------  -------------  -------------  -------------  -------------

Change in net assets resulting
     from capital transactions              11,997,556     19,140,711     11,515,311     17,667,210      6,044,556     11,290,126
                                          -------------  -------------  -------------  -------------  -------------  -------------

INCREASE (DECREASE) IN NET ASSETS            4,955,973     19,057,145      7,469,580     14,191,964      2,337,348      8,929,464

NET ASSETS AT BEGINNING OF PERIOD           19,057,145              -     14,191,964              -      8,929,464              -
                                          -------------  -------------  -------------  -------------  -------------  -------------

NET ASSETS AT END OF PERIOD                $24,013,118    $19,057,145    $21,661,544    $14,191,964    $11,266,812    $ 8,929,464
                                          =============  =============  =============  =============  =============  =============


UNITS OUTSTANDING
 Units outstanding at beginning
  of period                                  1,929,314              -      1,712,669              -      1,209,656              -
   Units issued                              2,505,750      1,974,752      5,220,251      3,307,926      3,430,058      2,221,059
   Units redeemed                           (1,178,338)       (45,438)    (3,547,113)    (1,595,257)    (2,365,167)    (1,011,403)
                                          -------------  -------------  -------------  -------------  -------------  -------------
 Units outstanding at end of period          3,256,726      1,929,314      3,385,807      1,712,669      2,274,547      1,209,656
                                          =============  =============  =============  =============  =============  =============


(c) For the Period Beginning May 1, 2000 and Ended December 31, 2000

(d) For the Period Beginning January 31, 2000 and Ended December 31, 2000



See notes to financial statements

NORTHBROOK VARIABLE ANNUITY ACCOUNT II

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------

                                             AIM Variable Insurance
                                               Funds Sub-Accounts            Alliance Variable Product Series Fund Sub-Accounts
                                          ----------------------------  -----------------------------------------------------------

                                                 AIM V.I. Value                Alliance Growth          Alliance Growth & Income
                                          ----------------------------  ----------------------------  -----------------------------

                                               2001          2000 (d)         2001         2000 (d)           2001         2000 (d)
                                          -------------  -------------  -------------  -------------  --------------  -------------
FROM OPERATIONS
Net investment income (loss)               $  (620,078)   $  (133,916)   $  (166,503)   $   (52,697)   $   (860,392)   $   (96,169)
Net realized gains (losses)                 (2,141,470)       727,844       (360,134)      (155,693)      1,895,655        133,075
Change in unrealized gains (losses)         (3,610,163)    (4,716,119)    (3,037,585)    (1,437,593)     (4,612,532)       678,624
                                          -------------  -------------  -------------  -------------  --------------  -------------

Change in net assets resulting
  from operations                           (6,371,711)    (4,122,191)    (3,564,222)    (1,645,983)     (3,577,269)       715,530
                                          -------------  -------------  -------------  -------------  --------------  -------------

INCREASE (DECREASE) IN NET ASSETS
FROM CAPITAL TRANSACTIONS
Deposits                                    26,751,435     19,428,320      7,061,877      6,020,329      51,947,042      8,503,685
Benefit payments                              (653,692)      (110,067)      (129,331)       (80,917)     (1,158,197)      (126,654)
Payments on termination                     (2,699,572)      (527,967)      (691,022)      (234,818)     (6,797,540)      (302,659)
Contract maintenance charge                     (7,277)        (8,468)        (2,416)        (2,835)        (18,599)        (7,260)
Transfers among the sub-accounts
     and with the Fixed Account - net       11,323,246     15,623,618      3,610,868      5,475,300      77,984,715     17,867,145
                                          -------------  -------------  -------------  -------------  --------------  -------------

Change in net assets resulting
     from capital transactions              34,714,140     34,405,436      9,849,976     11,177,059     121,957,421     25,934,257
                                          -------------  -------------  -------------  -------------  --------------  -------------

INCREASE (DECREASE) IN NET ASSETS           28,342,429     30,283,245      6,285,754      9,531,076     118,380,152     26,649,787

NET ASSETS AT BEGINNING OF PERIOD           30,283,245              -      9,531,076              -      26,649,787              -
                                          -------------  -------------  -------------  -------------  --------------  -------------

NET ASSETS AT END OF PERIOD                $58,625,674    $30,283,245    $15,816,830    $ 9,531,076    $145,029,939    $26,649,787
                                          =============  =============  =============  =============  ==============  =============


UNITS OUTSTANDING
 Units outstanding at beginning
  of period                                  3,717,578              -      1,179,904              -       2,511,481              -
   Units issued                             13,498,534      5,567,112      3,663,768      1,719,787      18,770,259      3,900,121
   Units redeemed                           (9,016,103)    (1,849,534)    (2,261,359)      (539,883)     (7,240,216)    (1,388,640)
                                          -------------  -------------  -------------  -------------  --------------  -------------
 Units outstanding at end of period          8,200,009      3,717,578      2,582,313      1,179,904      14,041,524      2,511,481
                                          =============  =============  =============  =============  ==============  =============


(d) For the Period Beginning January 31, 2000 and Ended December 31, 2000



See notes to financial statements

NORTHBROOK VARIABLE ANNUITY ACCOUNT II

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------

                                            Alliance Variable Product
                                            Series Fund Sub-Accounts                Putnam Variable Trust Sub-Accounts
                                          ----------------------------  -----------------------------------------------------------

                                             Alliance Premier Growth        VT Growth and Income         VT International Growth
                                          ----------------------------  ----------------------------  -----------------------------

                                               2001         2000 (d)        2001          2000 (d)         2001          2000 (d)
                                          -------------  -------------  -------------  -------------  --------------  -------------
FROM OPERATIONS
Net investment income (loss)               $  (559,054)   $  (210,747)   $   (71,976)   $   (33,533)   $   (407,383)   $  (124,744)
Net realized gains (losses)                 (3,598,126)        59,280       (354,404)        38,307         178,087       (336,871)
Change in unrealized gains (losses)         (3,946,380)    (7,678,415)    (1,201,540)       359,797      (6,166,679)      (747,007)
                                          -------------  -------------  -------------  -------------  --------------  -------------

Change in net assets resulting
  from operations                           (8,103,560)    (7,829,882)    (1,627,920)       364,571      (6,395,975)    (1,208,622)
                                          -------------  -------------  -------------  -------------  --------------  -------------

INCREASE (DECREASE) IN NET ASSETS
FROM CAPITAL TRANSACTIONS
Deposits                                    12,853,163     19,474,950     13,709,215      4,011,399      18,018,746     12,932,128
Benefit payments                            (1,060,178)       (97,170)      (202,145)             -        (524,641)       (66,733)
Payments on termination                     (3,242,915)      (766,535)    (1,080,127)      (197,399)     (1,911,538)      (422,871)
Contract maintenance charge                     (6,307)       (11,185)        (2,817)        (2,605)         (5,000)        (6,887)
Transfers among the sub-accounts
     and with the Fixed Account - net          890,529     26,030,568      7,401,783      5,844,510       5,169,813     13,149,980
                                          -------------  -------------  -------------  -------------  --------------  -------------

Change in net assets resulting
     from capital transactions               9,434,292     44,630,628     19,825,909      9,655,905      20,747,380     25,585,617
                                          -------------  -------------  -------------  -------------  --------------  -------------

INCREASE (DECREASE) IN NET ASSETS            1,330,732     36,800,746     18,197,989     10,020,476      14,351,405     24,376,995

NET ASSETS AT BEGINNING OF PERIOD           36,800,746              -     10,020,476              -      24,376,995              -
                                          -------------  -------------  -------------  -------------  --------------  -------------

NET ASSETS AT END OF PERIOD                $38,131,478    $36,800,746    $28,218,465    $10,020,476    $ 38,728,400    $24,376,995
                                          =============  =============  =============  =============  ==============  =============


UNITS OUTSTANDING
 Units outstanding at beginning
  of period                                  4,656,277              -        936,439              -       2,687,654              -
   Units issued                              4,352,659      5,325,043      5,747,188      2,675,270      20,752,870      7,011,913
   Units redeemed                           (3,159,169)      (668,766)    (3,795,415)    (1,738,831)    (18,029,071)    (4,324,259)
                                          -------------  -------------  -------------  -------------  --------------  -------------
 Units outstanding at end of period          5,849,767      4,656,277      2,888,212        936,439       5,411,453      2,687,654
                                          =============  =============  =============  =============  ==============  =============


(d) For the Period Beginning January 31, 2000 and Ended December 31, 2000




See notes to financial statements

NORTHBROOK VARIABLE ANNUITY ACCOUNT II

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------

                                              Putnam Variable
                                             Trust Sub-Accounts           The Universal Institutional Funds, Inc. Sub-Accounts
                                        ----------------------------  -------------------------------------------------------------

                                                 VT Voyager                 Emerarkets Equity                 Equity Growth
                                        ----------------------------  -----------------------------  ------------------------------

                                             2001         2000 (d)         2001           2000            2001            2000
                                        -------------  -------------  -------------  --------------  --------------  --------------
FROM OPERATIONS
Net investment income (loss)             $  (453,948)   $  (150,801)   $  (272,717)   $   (408,788)   $ (1,295,529)   $ (1,522,865)
Net realized gains (losses)                1,371,107       (189,522)    (3,937,517)      2,088,466      (9,461,293)      9,037,530
Change in unrealized gains (losses)       (8,350,434)    (4,274,119)     3,365,880     (13,971,580)     (7,599,027)    (26,639,061)
                                        -------------  -------------  -------------  --------------  --------------  --------------


Change in net assets resulting
  from operations                         (7,433,275)    (4,614,442)      (844,354)    (12,291,902)    (18,355,849)    (19,124,396)
                                        -------------  -------------  -------------  --------------  --------------  --------------

INCREASE (DECREASE) IN NET ASSETS
FROM CAPITAL TRANSACTIONS
Deposits                                  14,580,601     15,917,834      2,817,762      10,687,977       8,016,968      26,800,090
Benefit payments                            (483,576)             -       (448,287)       (264,494)     (2,166,156)     (1,101,811)
Payments on termination                   (2,053,817)      (633,137)    (1,554,168)     (1,504,909)     (8,376,530)     (7,282,991)
Contract maintenance charge                   (4,970)        (7,325)        (5,829)         (7,488)        (17,033)        (41,500)
Transfers among the sub-accounts
     and with the Fixed Account - net      4,192,114     15,128,829     (1,827,017)        (59,472)    (11,909,590)     36,549,584
                                        -------------  -------------  -------------  --------------  --------------  --------------

Change in net assets resulting
     from capital transactions            16,230,352     30,406,201     (1,017,539)      8,851,614     (14,452,341)     54,923,372
                                        -------------  -------------  -------------  --------------  --------------  --------------

INCREASE (DECREASE) IN NET ASSETS          8,797,077     25,791,759     (1,861,893)     (3,440,288)    (32,808,190)     35,798,976

NET ASSETS AT BEGINNING OF PERIOD         25,791,759              -     18,310,137      21,750,425     108,899,652      73,100,676
                                        -------------  -------------  -------------  --------------  --------------  --------------

NET ASSETS AT END OF PERIOD              $34,588,836    $25,791,759    $16,448,244    $ 18,310,137    $ 76,091,462    $108,899,652
                                        =============  =============  =============  ==============  ==============  ==============


UNITS OUTSTANDING
 Units outstanding at beginning
  of period                                3,176,076              -      2,272,435       1,586,252       9,444,030       5,271,726
   Units issued                            5,566,988      3,960,813     28,318,662      19,001,484       3,119,200       7,821,954
   Units redeemed                         (3,258,210)      (784,737)   (28,295,190)    (18,315,301)     (4,327,095)     (3,649,650)
                                        -------------  -------------  -------------  --------------  --------------  --------------
 Units outstanding at end of period        5,484,854      3,176,076      2,295,907       2,272,435       8,236,135       9,444,030
                                        =============  =============  =============  ==============  ==============  ==============


(d) For the Period Beginning January 31, 2000 and Ended December 31, 2000




See notes to financial statements

NORTHBROOK VARIABLE ANNUITY ACCOUNT II

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------

                                                             The Universal Institutional Funds, Inc. Sub-Accounts
                                            ---------------------------------------------------------------------------------------

                                                International Magnum              Mid Cap Value              U.S. Real Estate
                                            ----------------------------  ---------------------------  ----------------------------

                                                2001            2000           2001        2000 (d)          2001           2000
                                            -------------  -------------  -------------  ------------  -------------  -------------
FROM OPERATIONS
Net investment income (loss)                 $  (200,036)   $  (112,708)   $  (495,491)   $  (24,152)   $   688,337    $   130,992
Net realized gains (losses)                   (1,320,553)       239,943       (646,175)      844,368      1,184,070        680,966
Change in unrealized gains (losses)           (2,439,411)    (2,386,683)     1,311,149      (694,490)      (219,723)     1,473,607
                                            -------------  -------------  -------------  ------------  -------------  -------------

Change in net assets resulting
  from operations                             (3,960,000)    (2,259,448)       169,483       125,726      1,652,684      2,285,565
                                            -------------  -------------  -------------  ------------  -------------  -------------

INCREASE (DECREASE) IN NET ASSETS
FROM CAPITAL TRANSACTIONS
Deposits                                       4,408,920      6,888,652     26,411,766     5,225,576      6,639,035      2,199,419
Benefit payments                                (184,304)      (218,924)      (262,132)       (4,831)      (115,172)       (83,181)
Payments on termination                       (1,357,299)    (1,086,218)    (1,592,265)     (142,447)    (2,328,953)      (829,831)
Contract maintenance charge                       (5,514)        (7,789)        (6,508)       (1,966)        (3,869)        (5,703)
Transfers among the sub-accounts
     and with the Fixed Account - net            373,747      5,829,986     30,415,069     2,759,559      5,698,417      7,508,547
                                            -------------  -------------  -------------  ------------  -------------  -------------

Change in net assets resulting
     from capital transactions                 3,235,550     11,405,707     54,965,930     7,835,891      9,889,458      8,789,251
                                            -------------  -------------  -------------  ------------  -------------  -------------

INCREASE (DECREASE) IN NET ASSETS               (724,450)     9,146,259     55,135,413     7,961,617     11,542,142     11,074,816

NET ASSETS AT BEGINNING OF PERIOD             20,496,204     11,349,945      7,961,617             -     16,313,340      5,238,524
                                            -------------  -------------  -------------  ------------  -------------  -------------

NET ASSETS AT END OF PERIOD                  $19,771,754    $20,496,204    $63,097,030    $7,961,617    $27,855,482    $16,313,340
                                            =============  =============  =============  ============  =============  =============


UNITS OUTSTANDING
 Units outstanding at beginning
  of period                                    2,019,182        948,787        779,054             -      1,454,011        595,388
   Units issued                               12,969,712      6,533,728     12,998,868     2,431,686     10,467,127      5,062,148
   Units redeemed                            (12,487,223)    (5,463,333)    (7,306,337)   (1,652,632)    (9,620,118)    (4,203,525)
                                            -------------  -------------  -------------  ------------  -------------  -------------
 Units outstanding at end of period            2,501,671      2,019,182      6,471,585       779,054      2,301,020      1,454,011
                                            =============  =============  =============  ============  =============  =============


(d) For the Period Beginning January 31, 2000 and Ended December 31, 2000




See notes to financial statements

NORTHBROOK VARIABLE ANNUITY ACCOUNT II

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------

                                                                                                    Van Kampen
                                                                                                 Life Investment
                                                                Van Kampen Life Investment       Trust (Class II)
                                                                     Trust Sub-Account             Sub-Account
                                                            ---------------------------------   -----------------

                                                                                                  Lit Emerging
                                                                   Lit Emerging Growth          Growth (Class II)
                                                            ---------------------------------   -----------------

                                                                  2001              2000             2001 (a)
                                                            ---------------   ---------------   -----------------
FROM OPERATIONS
Net investment income (loss)                                 $  (3,012,387)    $  (3,851,941)    $       (91,147)
Net realized gains (losses)                                    (45,314,518)        7,737,918             (73,790)
Change in unrealized gains (losses)                            (41,940,418)      (73,283,344)           (542,821)
                                                            ---------------   ---------------   -----------------

Change in net assets resulting from operations                 (90,267,323)      (69,397,367)           (707,758)
                                                            ---------------   ---------------   -----------------

INCREASE (DECREASE) IN NET ASSETS
FROM CAPITAL TRANSACTIONS
Deposits                                                        18,217,319        98,979,814          16,979,578
Benefit payments                                                (3,098,694)       (1,770,332)            (73,377)
Payments on termination                                        (17,798,015)      (16,299,682)            (65,489)
Contract maintenance charge                                        (48,420)         (113,455)                  -
Transfers among the sub-accounts
     and with the Fixed Account - net                          (23,769,801)      138,452,923           1,201,777
                                                            ---------------   ---------------   -----------------

Change in net assets resulting
     from capital transactions                                 (26,497,611)      219,249,268          18,042,489
                                                            ---------------   ---------------   -----------------

INCREASE (DECREASE) IN NET ASSETS                             (116,764,934)      149,851,901          17,334,731

NET ASSETS AT BEGINNING OF PERIOD                              280,016,309       130,164,408                   -
                                                            ---------------   ---------------   -----------------

NET ASSETS AT END OF PERIOD                                  $ 163,251,375     $ 280,016,309     $    17,334,731
                                                            ===============   ===============   =================


UNITS OUTSTANDING
 Units outstanding at beginning of period                       15,481,969         5,431,871                   -
   Units issued                                                 11,986,090        17,245,951           2,284,044
   Units redeemed                                              (12,187,569)       (7,195,853)           (163,713)
                                                            ---------------   ---------------   -----------------
 Units outstanding at end of period                             15,280,490        15,481,969           2,120,331
                                                            ===============   ===============   =================


(a) For the Period Beginning May 17, 2001 and Ended December 31, 2001




See notes to financial statements

NORTHBROOK VARIABLE ANNUITY ACCOUNT II


NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------


1.  ORGANIZATION

    Northbrook Variable Annuity Account II (the "Account"), a unit investment trust registered with the Securities and Exchange Commission under the Investment Company Act of 1940, is a Separate Account of Northbrook Life Insurance Company ("Northbrook Life"). The assets of the Account are legally segregated from those of Northbrook Life. Northbrook Life is wholly owned by Allstate Life Insurance Company, a wholly owned subsidiary of Allstate Insurance Company, which is wholly owned by The Allstate Corporation.

    Northbrook Life issues five variable annuity contracts: the Morgan Stanley Dean Witter Variable Annuity II, the Morgan Stanley Dean Witter Variable Annuity II AssetManager, the Preferred Client Variable Annuity, the Morgan Stanley Dean Witter Variable Annuity 3, and the Morgan Stanley Dean Witter Variable Annuity 3 AssetManager (collectively the "Contracts"). The deposits of the Contracts are invested at the direction of the contractholders in the sub-accounts that comprise the Account. Absent any contract provisions wherein Northbrook Life contractually guarantees either a minimum return or account value upon death or annuitization, variable annuity contractholders bear the investment risk that the sub-accounts may not meet their stated investment objectives. The sub-accounts invest in the following underlying mutual fund portfolios (collectively the "Funds"):

       MORGAN STANLEY VARIABLE INVESTMENT SERIES
          Aggressive Equity                         Information
          Capital Growth                            Money Market
          Competitive Edge, "Best Ideas"            Pacific Growth
          Dividend Growth                           Quality Income Plus
          Equity                                    S&P 500 Index
          European Growth                           Short-Term Bond
          Global Dividend Growth                    Strategist
          High Yield                                Utilities
          Income Builder
       MORGAN STANLEY VARIABLE INVESTMENT SERIES (CLASS Y SHARES)
          Aggressive Equity                         Information
          Capital Growth                            Money Market
          Competitive Edge, "Best Ideas"            Pacific Growth
          Dividend Growth                           Quality Income Plus
          Equity                                    S&P 500 Index
          European Growth                           Short-Term Bond
          Global Dividend Growth                    Strategist
          High Yield                                Utilities
          Income Builder
       AIM VARIABLE INSURANCE FUNDS
          AIM V.I. Capital Appreciation             AIM V.I. Value
          AIM V.I. Growth
       ALLIANCE VARIABLE PRODUCT SERIES FUND
          Alliance Growth                           Alliance Premier Growth
          Alliance Growth & Income

--------------------------------------------------------------------------------


1.  ORGANIZATION (CONTINUED)

       PUTNAM VARIABLE TRUST
          VT Growth and Income                      VT Voyager
          VT International Growth
       THE UNIVERSAL INSTITUTIONAL FUNDS, INC.
          Emerging Markets Equity                   Mid Cap Value
          Equity Growth                             U.S. Real Estate
          International Magnum
       VAN KAMPEN LIFE INVESTMENT TRUST
          LIT Emerging Growth
       VAN KAMPEN LIFE INVESTMENT TRUST (CLASS II)
          LIT Emerging Growth (Class II)

    Northbrook Life provides insurance and administrative services to the contractholders for a fee. Northbrook Life also maintains a fixed account ("Fixed Account"), to which contractholders may direct their deposits and receive a fixed rate of return. Northbrook Life has sole discretion to invest the assets of the Fixed Account, subject to applicable law.

2.  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

    INVESTMENTS - Investments consist of shares of the Funds and are stated at fair value based on quoted market prices.

    INVESTMENT INCOME - Investment income consists of dividends declared by the Funds and is recognized on the ex-dividend date.

    REALIZED GAINS AND LOSSES - Realized gains and losses on fund shares represent the difference between the proceeds from sales of shares of the Funds by the Account and the cost of such shares, which is determined on a weighted average basis. Transactions are recorded on a trade date basis. Income from realized gain distributions are recorded on the Fund's ex-distribution date.

    FEDERAL INCOME TAXES - The Account intends to qualify as a segregated asset account as defined in the Internal Revenue Code ("Code"). As such, the operations of the Account are included in the tax return of Northbrook Life. Northbrook Life is taxed as a life insurance company under the Code. No federal income taxes are allocable to the Account as the Account did not generate taxable income.

    USE OF ESTIMATES - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

    OTHER - To conform with the 2001 presentation, certain amounts in the prior year's financial statements and notes have been reclassified. In addition, disclosures have been revised to adopt appropriate provisions of the AICPA Audit and Accounting Guide, AUDITS OF INVESTMENT COMPANIES.

--------------------------------------------------------------------------------


3.  EXPENSES

    MORTALITY AND EXPENSE RISK CHARGE - Northbrook Life assumes mortality and expense risks related to the operations of the Account and deducts charges daily at a rate ranging from .60% to 2.25% per annum of the daily net assets of the Account, based on Contract and rider options selected. The mortality and expense risk charge covers insurance benefits available with the Contract and certain expenses of the Contract. It also covers the risk that the current charges will not be sufficient in the future to cover the cost of administering the Contract. Northbrook Life guarantees that the amount of this charge will not increase over the life of the Contract. At the contractholder's discretion, additional options may be purchased for an additional charge.

    ADMINISTRATIVE EXPENSE CHARGE - Northbrook Life deducts an administrative expense charge daily at a rate equal to .10% per annum of the average daily net assets of the Contracts.

    CONTRACT MAINTENANCE CHARGE - Northbrook Life deducts an annual contract maintenance charge of $30 on each Morgan Stanley Dean Witter Variable Annuity II and $35 on each Morgan Stanley Dean Witter Variable Annuity II AssetManager, Morgan Stanley Dean Witter Variable Annuity 3, and Morgan Stanley Dean Witter Variable Annuity 3 AssetManager contract anniversary and guarantees that this charge will not increase over the life of the contract. If certain conditions are met, this charge will be waived for Morgan Stanley Dean Witter Variable Annuity II AssetManager, Morgan Stanley Dean Witter Variable Annuity 3, and Morgan Stanley Dean Witter Variable Annuity 3 AssetManager contracts.

--------------------------------------------------------------------------------

4. PURCHASES OF INVESTMENTS

    The cost of purchases of investments for the year ended December 31, 2001 were as follows:

                                                                                                             Purchases
                                                                                                        -------------------
     Investments in the Morgan Stanley Variable Investment
          Series Sub-Accounts:
             Aggressive Equity                                                                           $      12,970,058
             Capital Growth                                                                                     23,539,607
             Competitive Edge, "Best Ideas"                                                                     18,871,355
             Dividend Growth                                                                                    91,658,837
             Equity                                                                                            300,759,189
             European Growth                                                                                   254,203,125
             Global Dividend Growth                                                                             32,789,082
             High Yield                                                                                         48,610,100
             Income Builder                                                                                     27,910,111
             Information                                                                                        12,534,242
             Money Market                                                                                    2,245,404,546
             Pacific Growth                                                                                    494,279,127
             Quality Income Plus                                                                               113,236,959
             S&P 500 Index                                                                                      30,090,961
             Short-Term Bond                                                                                    29,436,540
             Strategist                                                                                         71,012,537
             Utilities                                                                                          59,911,850

     Investments in the Morgan Stanley Variable Investment
          Series (Class Y Shares) Sub-Accounts:
             Aggressive Equity                                                                                  13,206,947
             Capital Growth                                                                                      5,736,437
             Competitive Edge, "Best Ideas"                                                                      4,050,914
             Dividend Growth                                                                                    51,593,790
             Equity                                                                                             57,322,556
             European Growth                                                                                    58,920,665
             Global Dividend Growth                                                                              9,586,618
             High Yield                                                                                          8,805,774
             Income Builder                                                                                      7,303,938
             Information                                                                                         8,636,978
             Money Market                                                                                      239,461,502
             Pacific Growth                                                                                     51,287,033
             Quality Income Plus                                                                                50,364,324
             S&P 500 Index                                                                                      40,124,022
             Short-Term Bond                                                                                    23,102,833
             Strategist                                                                                         37,824,938
             Utilities                                                                                          22,199,563

--------------------------------------------------------------------------------

4. PURCHASES OF INVESTMENTS (CONTINUED)

    The cost of purchases of investments for the year ended December 31, 2001 were as follows:

                                                                                                             Purchases
                                                                                                        -------------------
     Investments in the AIM Variable Insurance Funds Sub-Accounts:
             AIM V. I. Capital Appreciation                                                              $      31,991,041
             AIM V. I. Growth                                                                                   13,614,985
             AIM V. I. Value                                                                                    77,801,344

     Investments in the Alliance Variable Product Series
          Fund Sub-Accounts:
             Alliance Growth                                                                                    25,020,577
             Alliance Growth & Income                                                                          165,180,069
             Alliance Premier Growth                                                                            26,420,828

     Investments in the Putnam Variable Trust Sub-Accounts:
             VT Growth and Income                                                                               51,432,221
             VT International Growth                                                                           133,555,729
             VT Voyager                                                                                         34,685,084

     Investments in The Universal Institutional Funds, Inc.
          Sub-Accounts:
             Emerging Markets Equity                                                                           139,986,202
             Equity Growth                                                                                      20,285,164
             International Magnum                                                                               73,046,277
             Mid Cap Value                                                                                      98,904,022
             U.S. Real Estate                                                                                   81,709,830

     Investments in the Van Kampen Life Investment Trust
          Sub-Account:
             LIT Emerging Growth                                                                               117,886,724

     Investments in the Van Kampen Life Investment Trust
          (Class II) Sub-Account:
             LIT Emerging Growth (Class II)                                                                     18,898,339
                                                                                                        -------------------

                                                                                                         $   5,667,165,494
                                                                                                        ===================

--------------------------------------------------------------------------------

5.  FINANCIAL HIGHLIGHTS

    The range of lowest and highest accumulation unit values, the investment income ratio, the range of lowest and highest expense ratio assessed by Northbrook Life, and the corresponding range of total return is presented for each rider option of the sub-account which had outstanding units during the period.

    As explained in Note 3, the expense ratio represents mortality and expense risk and administrative expense charges which are assessed as a percentage of daily net assets. The amount deducted is based upon the product and the number and magnitude of rider options selected by each contractholder. This results in several unit values for each sub-account based upon those choices.

    ITEMS IN THE FOLLOWING TABLE ARE NOTATED AS FOLLOWS:

      * INVESTMENT INCOME RATIO - This represents dividends, excluding realized gain distributions, received by the sub-account, net of management fees assessed by the fund manager, divided by the average net assets. This ratio excludes those expenses that result in direct reductions in the unit values. The recognition of investment income by the sub-account is affected by the timing of the declaration of dividends in which the sub-accounts invest.

      ** EXPENSE RATIO - This represents the annualized contract expenses of the sub-account for the period and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the underlying fund portfolios and charges made directly to contractholder accounts through the redemption of units.

      *** TOTAL RETURN - This represents the total return for the period and reflects a deduction only for expenses assessed through the daily unit value calculation. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Returns were annualized for new products launched during 2001 to represent the return as if the contractholder was invested in the sub-account for the entire year.

          Sub-accounts with a date notation indicate the effective date of that investment option in the Account. The investment income ratio and total return are calculated for the period or from the effective date through the end of the reporting period.

                                              At December 31, 2001              For the year ended December 31, 2001
                                              --------------------  ---------------------------------------------------------------

                                                  Accumulation         Investment          Expense                  Total
                                                   Unit Value        Income Ratio*         Ratio**                Return***
                                              --------------------  ---------------  -------------------  -------------------------
Investments in the Morgan Stanley Variable
  Investment Series Sub-Accounts:
        Aggressive Equity                      $  6.47 -  $  9.91         0.32 %      0.70 % -   2.05 %    -30.89 %  -    -28.96 %
        Capital Growth                            7.04 -    22.75         0.54        0.70   -   2.05      -28.76    -    -26.83
        Competitive Edge, "Best Ideas"            6.36 -     7.51         0.63        0.70   -   2.05      -25.80    -    -23.87
        Dividend Growth                           9.31 -    34.38         1.85        0.70   -   2.05       -7.79    -     -5.87
        Equity                                    6.57 -    48.84         0.48        0.70   -   2.05      -29.31    -    -27.38
        European Growth                           7.45 -    33.05         1.11        0.70   -   2.05      -20.26    -    -18.33
        Global Dividend Growth                    9.17 -    17.10         2.70        0.70   -   2.05       -8.84    -     -6.91
        High Yield                                3.71 -    10.49        18.08        0.70   -   2.05      -36.14    -    -34.21
        Income Builder                           10.05 -    12.96         4.71        0.70   -   1.85        0.55    -      1.45
        Information                               5.21 -     5.39         0.20        1.28   -   2.05      -44.17    -    -43.60
        Money Market                             10.19 -    14.44         4.04        0.70   -   2.05        1.25    -      3.17
        Pacific Growth                            4.00 -     8.41         1.88        0.70   -   2.05      -29.86    -    -27.93
        Quality Income Plus                      10.75 -    21.56         6.02        0.70   -   2.05        6.87    -      8.80
        S&P 500 Index                             7.74 -    10.22         0.90        0.70   -   2.05      -14.78    -    -12.85
        Short-Term Bond                          10.46 -    11.14         4.23        0.70   -   2.05        4.05    -      5.98
        Strategist                                8.44 -    27.67         2.47        0.70   -   2.05      -12.74    -    -10.81
        Utilities                                 7.30 -    24.48         2.17        0.70   -   2.05      -28.20    -    -26.27

--------------------------------------------------------------------------------

5. FINANCIAL HIGHLIGHTS (CONTINUED)

                                              At December 31, 2001               For the year ended December 31, 2001
                                              --------------------  ---------------------------------------------------------------

                                                  Accumulation         Investment          Expense                  Total
                                                   Unit Value         Income Ratio*         Ratio**               Return***
                                              --------------------  ---------------  -------------------  -------------------------
Investments in the Morgan Stanley Variable
  Investment Series (Class Y Shares)
  Sub-Accounts:
        Aggressive Equity                      $  6.27 -  $  9.19         0.33 %       1.35 % -   2.20 %     -30.21 %  -   -29.58 %
        Capital Growth                            6.77 -     8.82         0.55         1.35   -   2.20       -28.11    -   -27.48
        Competitive Edge, "Best Ideas"            6.30 -     8.98         0.62         1.35   -   2.20       -25.20    -   -24.57
        Dividend Growth                           9.28 -     9.97         1.79         1.35   -   2.20        -7.33    -    -6.70
        Equity                                    6.36 -     9.22         0.31         1.35   -   2.20       -28.68    -   -28.05
        European Growth                           7.38 -     9.56         1.21         1.35   -   2.20       -19.66    -   -19.03
        Global Dividend Growth                    9.09 -     9.69         2.50         1.35   -   2.20        -8.34    -    -7.71
        High Yield                                4.49 -     7.72        21.82         1.35   -   2.20       -35.44    -   -34.81
        Income Builder                            9.60 -    10.10         4.76         1.35   -   2.20         0.10    -     0.73
        Information                               5.19 -     8.93         0.18         1.35   -   2.20       -44.39    -   -43.76
        Money Market                             10.02 -    10.49         3.35         1.35   -   2.20         1.62    -     2.25
        Pacific Growth                            5.18 -     8.16         3.73         1.35   -   2.20       -28.87    -   -28.24
        Quality Income Plus                      10.39 -    11.59         5.34         1.35   -   2.20         7.22    -     7.85
        S&P 500 Index                             7.62 -     9.45         0.86         1.35   -   2.20       -14.34    -   -13.71
        Short-Term Bond                          10.25 -    10.82         3.47         1.35   -   2.20         4.43    -     5.06
        Strategist                                8.29 -     9.53         2.47         1.35   -   2.20       -12.24    -   -11.61
        Utilities                                 6.76 -     8.31         2.20         1.35   -   2.20       -27.61    -   -26.98

Investments in the AIM Variable Insurance
  Funds Sub-Accounts:
        AIM V. I. Capital Appreciation            5.77 -    11.84         0.00         0.70   -   2.20       -25.96    -   -23.82
        AIM V. I. Growth                          4.77 -     8.83         0.26         0.70   -   2.20       -36.49    -   -34.35
        AIM V. I. Value                           6.87 -    11.06         0.17         0.70   -   2.20       -15.32    -   -13.18

Investments in the Alliance Variable
  Product Series Fund Sub-Accounts:
        Alliance Growth                           5.98 -    11.65         0.22         0.70   -   2.20       -25.71    -   -24.11
        Alliance Growth & Income                  9.49 -    11.68         0.47         0.70   -   2.20        -2.69    -    -0.55
        Alliance Premier Growth                   6.38 -    11.40         0.00         0.70   -   2.20       -20.12    -   -17.98

Investments in the Putnam Variable Trust
  Sub-Accounts:
        VT Growth and Income                      9.25 -    10.63         1.20         0.70   -   2.20        -8.82    -    -7.01
        VT International Growth                   7.01 -    10.83         0.22         0.70   -   2.20       -23.31    -   -21.17
        VT Voyager                                6.03 -    11.03         0.00         0.70   -   2.20       -25.10    -   -22.95

Investments in The Universal
  Institutional Funds, Inc.
  Sub-Accounts:
        Emerging Markets Equity                   5.71 -     9.77         0.00         0.70   -   2.20        -8.92    -    -7.11
        Equity Growth                             6.86 -    10.14         0.00         0.70   -   2.20       -17.85    -   -15.71
        International Magnum                      7.15 -     9.09         0.51         0.70   -   2.20       -21.61    -   -19.80
        Mid Cap Value                             9.08 -    12.10         0.00         0.70   -   2.20        -5.97    -    -3.83
        U.S. Real Estate                         10.22 -    13.95         4.53         0.70   -   2.20         7.72    -     8.89

--------------------------------------------------------------------------------

5. FINANCIAL HIGHLIGHTS (CONTINUED)

                                              At December 31, 2001              For the year ended December 31, 2001
                                              --------------------  ---------------------------------------------------------------

                                                   Accumulation       Investment            Expense                 Total
                                                    Unit Value       Income Ratio*          Ratio**               Return***
                                              --------------------  ---------------  -------------------  -------------------------
Investments in the Van Kampen Life
   Investment Trust Sub-Account:
        LIT Emerging Growth                    $  5.18 -   $ 14.49       0.00 %       0.70 % -   2.05 %    -33.90 %  -    -31.97 %
Investments in the Van Kampen Life
   Investment Trust (Class II)
   Sub-Account:
        LIT Emerging Growth (Class II) (a)        8.08 -      8.77       0.00         1.35   -   2.20      -19.57    -    -18.94







(a) For the Period Beginning May 17, 2001 and Ended December 31, 2001